                                                    Registration Nos. 333-63412
                                                                      811-04865
      As filed with the Securities and Exchange Commission on May 1, 2007
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                    Pre-Effective Amendment No.                       [ ]   [ ]

                   Post-Effective Amendment No.                      [17]   [X]


                                 and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                           Amendment No.                             [89]   [X]

                               -----------------

                             VARIABLE ACCOUNT A OF
           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          (Exact Name of Registrant)

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                               -----------------

                    80 Pine Street New York, New York 10005
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, Including Area Code)

                               -----------------

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)

                                70 Pine Street
                           New York, New York 10270

                                (212) 770-7000
              (Guarantor's Telephone Number, Including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

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Approximate Date of Proposed Public Offering: Continuous

     It is proposed that the filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)

     [X] on May 1, 2007 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(1)

     If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Account A of American International Life Assurance Company of New York under variable annuity contracts and (ii) a guarantee related to insurance obligations under the variable annuity contracts.

================================================================================

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                       Group Immediate Variable Annuity
                              Contract issued by
           American International Life Assurance Company of New York
                        through its Variable Account A

                     This prospectus is dated May 1, 2007

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity Contract (the "Contract"). On page 5 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 4.

The Contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The Contract is a single premium immediate variable annuity contract between you and American International Life Assurance Company of New York ("AILife") where you agree to make one Premium Payment to AILife and AILife agrees to make a stream of Annuity Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Annuity Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract has 31 investment options to which you can allocate your money - 30 variable investment options and one fixed investment option. If your contract is a non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (The Vanguard Group(R) public Mutual Funds), will not be available for you to allocate your money within your contract. The fixed investment option is part of our general account and, if chosen, each of your Annuity Payments will generally be the same amount. If you select a variable Annuity Payment, the periodic payments will change depending on the investment performance of the portfolios you select. You bear the investment risk. The currently offered variable investment options are Portfolios of Vanguard Variable Insurance Fund(R) ("Vanguard VIF Portfolios") and The Vanguard Group public Mutual Funds ("Vanguard Funds"). Vanguard VIF Portfolios and Vanguard Funds are collectively referred to in this prospectus as the "Funds."

See "Investment Options" on page 7 for a complete list of the variable investment options. You should also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AILife representative or from our Administrative Center as shown on page 4 of this prospectus.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.


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                               TABLE OF CONTENTS

DEFINITIONS................................................................  5

SUMMARY OF THE CONTRACT....................................................  6

   Purpose of the Annuity Contract.........................................  7
   Type of Contract........................................................  7
   Purchase of the Contract................................................  7
   Investment Options......................................................  7
   Expenses................................................................  8
       Sales Charge........................................................  8
       Mortality and Expense Risk Charge...................................  9
       Premium Tax Charge..................................................  9
       Other Expenses......................................................  9
   Right to Examine Period.................................................  9
   Cancellation Rights.....................................................  9

FEE TABLES................................................................. 10

CONDENSED FINANCIAL INFORMATION............................................ 11

INVESTMENT OPTIONS......................................................... 11

   Variable Investment Options............................................. 11
   Fixed Investment Option................................................. 19

EXPENSES................................................................... 20

   Summary of Costs of Investing in the Contracts.......................... 20
   Sales Charge............................................................ 20
   Mortality and Expense Risk Charge....................................... 20
   Statutory Premium Taxes................................................. 21
   Income Taxes............................................................ 21
   Transfer Fee............................................................ 21
   Fund Expenses........................................................... 21
   Reduction of Certain Charges and Additional Amounts Credited............ 21

THE CONTRACT............................................................... 22

   General Description..................................................... 22
   Who Should Purchase a Contract.......................................... 22
   About the Contract...................................................... 23
   Purchasing a Contract................................................... 23
   Allocation of Premium................................................... 23
   Right to Examine Period................................................. 23
   Market Timing........................................................... 24
   Restrictions Initiated By the Funds..................................... 25
   Transfers Among Investment Options...................................... 25
       Minimum Transfer Amount............................................. 25
   Effective Date of Transfers Among Variable Investment Options........... 26
   Transfer Requests in Good Order......................................... 26
   Automatic Rebalancing................................................... 26

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   Dollar Cost Averaging................................................... 27
   Cancellation Rights..................................................... 27
       Access To Your Money................................................ 27
       Cancellation Of The Contract........................................ 27
       Computing the Cancellation Value.................................... 28
       Taxes............................................................... 28
   Rights Reserved by the Company.......................................... 28

ANNUITY PAYMENTS........................................................... 29

   Generally............................................................... 29
   Annuity Payment Options................................................. 30
   Annuity Units........................................................... 31
   Determination of the Initial Annuity Payment............................ 32
   Impact of Annuitants Age on Annuity Payments............................ 32
   Impact of Annuitants Gender on Annuity Payments......................... 32
   Impact of Length of Payment Periods on Annuity Payments................. 33
   Impact of Optional Cancellation Endorsement on Annuity Payments......... 33
   Determination of Subsequent Variable Annuity Payments................... 33
   Assumed Investment Return............................................... 34

ACCESS TO YOUR MONEY....................................................... 35

   Generally............................................................... 35
   Deferment of Payments................................................... 35

DEATH BENEFIT.............................................................. 35

   Death Within Six Months of the Contract Date............................ 35
   Death Prior to Income Start Date........................................ 36
   Death of Contract Owner After the Income Start Date..................... 36
   Death of Annuitant After the Income Start Date.......................... 36
   Designation of Beneficiary.............................................. 37

PERFORMANCE................................................................ 37

TAXES...................................................................... 38

   Introduction............................................................ 38
   Annuity Contracts in General............................................ 38
   Tax Treatment of Distributions - Qualified Contracts.................... 39
   Distributions in General................................................ 39
   Tax Treatment of Distributions - Non-Qualified Contracts................ 41
   Non-Qualified Contracts Owned by Non-Natural Persons.................... 43
   Section 1035 Exchanges.................................................. 43
   Diversification and Investor Control.................................... 43
   Withholding............................................................. 43

OTHER INFORMATION.......................................................... 44

   American International Life Assurance Company of New York............... 44
   Guarantee of Insurance Obligations...................................... 45
   Ownership............................................................... 45
   Voting Privileges....................................................... 45

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   Distribution of the Contract............................................ 46
   Legal Proceedings....................................................... 46

FINANCIAL STATEMENTS....................................................... 48

APPENDIX................................................................... 49

   Hypothetical Illustrations Of Annuity Payments.......................... 49

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............... 59

CONTACT INFORMATION: Here is how you can contact us about the Group Immediate Variable Annuity Contracts:

  ADMINISTRATIVE CENTER:                HOME OFFICE:
  ----------------------                ------------
  (U.S. Mail)                           American International Life Assurance
  American International Life Assurance Company of New York
  Company of New York                   80 Pine Street
  Group Annuity Administration          New York, New York 10005
  Department
  600 King Street (DPEN)
  Wilmington, Delaware 19801
  1-877-299-1724

                                  DEFINITIONS

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 600 King Street
(DPEN), Wilmington, Delaware, 19801, telephone: 1-877-299-1724.

Annuitant - The person you designate to receive Annuity Payments and whose life determines the duration of Annuity Payments involving life contingencies. The Annuitant is usually the owner of the Contract, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Annuity Payment Options under the Contract permit a Joint Annuitant.

Annuity Payment - The series of periodic income payments selected by the Contract Owner.

Annuity Payment Option - The method in which you choose to receive your stream of Annuity Payment(s).

Annuity Unit - An accounting unit of measure used to calculate Annuity Payments after the Contract Date.

Assumed Investment Return - The net investment return that will cause variable Annuity Payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable Annuity Payments.

Company - American International Life Assurance Company of New York, 80 Pine Street, New York, New York 10005.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) shown as the Owner under the Contract schedule. Unless otherwise noted, all references to "you" or "your" in this prospectus, refer to the Contract Owner.

Contract Year - Each twelve-month period beginning on the Contract Date.

Group Immediate Variable Annuity Contractholder - An entity or person who is issued a Contract for the benefit of participants in the group. These participants are referred to as "Contract Owners" in this prospectus.

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Income Change Date - The date on which the amount of your next variable Annuity
Payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable Annuity Payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date - The date on which Annuity Payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that Annuity Payments begin for an indefinite period of time.)

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us. All references in this prospectus to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Contract Date, when you may return your Contract to the Company.

Statutory Premium Tax - A tax charged by a state or municipality on Premium Payments.

Valuation Date - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 4:00 p.m. Eastern time.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                            SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the Statement of Additional Information ("SAI"), and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides Annuity Payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of Annuity Payment Options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to receive a stream of Annuity Payments, generally for retirement, but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions rolled-over or converted from tax-qualified plans such as 401(k) Plans, 403(b) Plans, government 457 Plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $10,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 30 of which are currently offered under the Contract. Each of the 30 subaccounts invests exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Vanguard Funds are only available if your Contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified Contracts. You can allocate your Premium Payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Funds' prospectuses:

The variable investment options currently offered are:

Vanguard Funds

Vanguard 500 Index Fund
Vanguard Dividend Growth Fund
Vanguard GNMA Fund
Vanguard Inflation-Protected Securities Fund
Vanguard Prime Money Market Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund
Vanguard Total Bond Market Index Fund
Vanguard U.S. Growth Fund
Vanguard Wellington(TM) Fund
Vanguard Windsor(TM) Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Moderate Growth Fund

The above Vanguard Funds were previously available under a separate prospectus but were made available to you as of May 1, 2004, if your Contract was issued on a qualified basis.

Vanguard VIF Portfolios

Vanguard VIF Balanced Portfolio
Vanguard VIF Capital Growth Portfolio*
Vanguard VIF Diversified Value Portfolio
Vanguard VIF Equity Income Portfolio
Vanguard VIF Equity Index Portfolio
Vanguard VIF Growth Portfolio
Vanguard VIF High Yield Bond Portfolio
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Money Market Portfolio
Vanguard VIF REIT Index Portfolio
Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF Total Stock Market Index Portfolio*

--------
* This Vanguard Fund was previously available under a separate prospectus but was made available to you as of May 1, 2004.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, a variable Annuity Payment. The amount of your variable Annuity Payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed Annuity Payment. Under this option, the periodic amount you receive will not change.

Expenses

The Company deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Sales Charge. We may deduct a one time charge from your Premium Payment.

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Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Examine Period

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Examine Period" further on in this prospectus.

Cancellation Rights

You may choose to have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

                                  FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                  Maximum Contract Owner Transaction Expenses

Charge                                              Amount
------                              ---------------------------------------
Sales Load Imposed on Purchases                  4% of premium
(as a percentage of purchase
payments)

Transfer Fee                         $10 per transfer (There is no charge
                                          for the first 12 transfers
                                      each Contract year; thereafter, we
                                     reserve the right to charge a fee of
                                              $10 per transfer.)

Statutory Premium Taxes -                      0 - 1% of premium
Qualified Contracts

Statutory Premium Taxes -                     0 - 3.5% of premium
Non-Qualified Contracts

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

                       Variable Account Annual Expenses
                  (as a percentage of average account value)

 Charge                                                                 Amount
 ------                                                                 ------
 Maximum Mortality and Expense Risk Fees                                 1.25%

    Total Variable Account Annual Expenses                               1.25%

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the Funds for the fiscal year ended December 31, 2006. Current and future expenses for the Funds may be higher or lower than those shown.

                         Annual Fund Fees and Expenses
           (as a percentage of average daily variable account value)

            Charge                                   Maximum Minimum
            ------                                   ------- -------
            Total Annual Fund Operating Expenses
              (expenses that are deducted from Fund
              assets include management fees,
              distribution (12b-1) fees, and other
              expenses)                               0.58%   0.14%

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses. You may request copies of the Funds' prospectuses by contacting our Administrative Center.

                        CONDENSED FINANCIAL INFORMATION

As of the fiscal year ended December 31, 2006, there were no outstanding accumulation units.

                              INVESTMENT OPTIONS

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one Fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the Funds' sponsor and overall manager, Vanguard may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objective and strategies of each of the Funds available under the Contract. There is no assurance that any of these Funds will achieve its stated objective.

    . Vanguard 500 Index Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

    . Vanguard Dividend Growth Fund seeks to provide, primarily, an above-average level of current income and, secondarily, long-term capital appreciation and income. The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically, but not always, will be trading at a discount to the market at the time of purchase. The Fund will be diversified across industry sectors.

    . Vanguard GNMA Fund seeks to provide a moderate level of current income. The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. Securities issued by most other
       U.S. government agencies are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U. S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

    . Vanguard Inflation-Protected Securities Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities. The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

    . Vanguard Prime Money Market Fund seeks to provide current income while maintaining liquidity and a stable share price of $1. The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 90 days or less.

    . Vanguard Small-Cap Growth Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks. The Fund employs a "passive management" - or indexing-investment approach designed to track the performance of the Morgan Stanley Capital International(R) (MSCI(R)) US Small Cap Growth Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

    . Vanguard Small-Cap Value Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

    . Vanguard Total Bond Market Index Fund seeks to track the performance of a broad, market-weighted bond index. The Fund employs a "passive management"-or indexing-strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund invests by "sampling" the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

    . Vanguard U.S. Growth Fund seeks to provide long-term capital appreciation. The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Fund uses multiple investment advisors.

    . Vanguard Wellington Fund seeks to provide long-term capital appreciation and reasonable current income. The Fund invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Fund assets are invested mainly in investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, as well as mortgage-backed securities.

    . Vanguard Windsor Fund seeks to provide long-term capital appreciation and income. The Fund invests mainly in mid-and large-capitalization companies whose stocks are considered by the Fund's advisors to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisors feel are trading at prices that are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors.

    . Vanguard LifeStrategy Conservative Growth Fund seeks to provide current income and low to moderate capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 40% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 40% to common stocks.

    . Vanguard LifeStrategy Growth Fund seeks to provide capital appreciation and some current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds.

    . Vanguard LifeStrategy Income Fund seeks to provide current income and some capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 20% to common stocks.

    . Vanguard LifeStrategy Moderate Growth Fund seeks to provide capital appreciation and a low to moderate level of current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds.

Each Fund is part of The Vanguard Group, Inc. ("Vanguard"), a family of 36 investment companies with more than 140 investment portfolios holding assets in excess of $1 trillion. Vanguard serves as the investment advisor to Vanguard 500 Index Fund, Vanguard Inflation-Protected Securities Fund, Vanguard Prime Money Market Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Total Bond Market Index Fund. Vanguard manages these funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the funds. Certain of the funds employ external advisors. AllianceBernstein L.P. and William Blair & Company, L.L.C. serve as advisors to Vanguard U.S. Growth Fund. Wellington Management Company, LLP serves as advisor to Vanguard Dividend Growth Fund, Vanguard GNMA Fund, and Vanguard Wellington Fund. Wellington Management Company, LLP and Sanford C. Bernstein & Co., LLC serve as advisors to Vanguard Windsor Fund. The LifeStrategy Funds receive advisory services indirectly by investing in other Vanguard funds. The LifeStrategy Funds' board of trustees decides how to allocate their assets among the underlying funds.

Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' distributor, Vanguard may compensate us for providing administrative services in connection with the funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees and expenses, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objective and strategies of each of the Funds available under the Contract. There is no assurance that any of these portfolios will achieve its stated objective.

    . Vanguard VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. The remaining 30% to 40% of Portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, and mortgage-backed securities.

    . Vanguard VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.

    . Vanguard VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

    . Vanguard VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in stocks, also known as equity securities. The Portfolio's 80% policy may be changed only upon 60 days' notice to investors. The Portfolio uses multiple investment advisors.

    . Vanguard VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management"-or indexing-investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

    . Vanguard VIF Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in large-capitalization stock of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

    . Vanguard VIF High Yield Bond Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds - commonly known as "junk bonds" - with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc.; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio's advisor. The Portfolio's 80% policy may be changed only upon 60 days' notice to investors. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B, or the equivalent, convertible securities, and preferred stocks.

    . Vanguard VIF International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests predominantly in the stocks of companies located outside of the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential.

    . Vanguard VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management"
       - or indexing - investment approach designed to track the performance of the MSCI US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

    . Vanguard VIF Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 90 days or less.

    . Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests at least 98% of its assets in stocks issued by equity real estate investment trusts (known as REITs) in an attempt to parallel the investment performance of the MSCI U.S. REIT Index. The Portfolio invests in stocks that make up the Index; the remaining assets are allocated to cash investments.

    . Vanguard VIF Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or by another independent rating agency; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

    . Vanguard VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests at least 80% of its assets primarily in common stocks of smaller companies. These companies tend to be unseasoned but are considered by the Portfolio's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio's 80% policy may be changed only upon 60 days' notice to shareholders. The Portfolio uses multiple investment advisors.

    . Vanguard VIF Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process, and at least 80% of the Portfolio's assets will be invested in bonds held in the index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

    . Vanguard VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management"-or indexing-investment approach designed to track the performance of the Standard & Poor's ("S&P") Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds-Vanguard Variable Insurance Fund-Equity Index Portfolio and Vanguard Extended Market Index Fund. The S&P Total Market Index consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

Vanguard serves as the investment advisor to Vanguard VIF Equity Index Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF REIT Index Portfolio, Vanguard VIF Short Term Investment-Grade Portfolio, and Vanguard VIF Total Bond Market Index Portfolio. Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in another Vanguard fund and Vanguard VIF Portfolio. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisors. PRIMECAP Management Company serves as advisor to Vanguard VIF Capital Growth Portfolio. AllianceBernstein L.P. and William Blair & Company, L.L.C. serve as advisors to the Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as advisor to Vanguard VIF High Yield Bond Portfolio and Vanguard VIF Balanced Portfolio. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co., LLC serve as advisors to Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd serve as advisors to Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as advisor to Vanguard VIF Diversified Value Portfolio. Wellington Management Company, LLP and Vanguard's Quantitative Equity Group serve as advisors to Vanguard VIF Equity Income Portfolio.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the Annuity Payments you receive will be unaffected by investment performance.

                                   EXPENSES

Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract Owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the Fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

Summary of Costs of Investing in the Contracts

    .  Maximum sales loads or sales charges: 4.00% of premium

    .  No annual Contract maintenance charge

    . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10 per transfer after the first 12 transfers in a Contract year)

    .  Maximum Annual Mortality and Expense Risk Charge: 1.25%

    . Fees and expenses paid by the Funds which ranged from 0.14% to 0.58% in the fiscal year ended December 31, 2006

Sales Charge

We will deduct a maximum of 4.00% of your Premium Payment as a sales charge. The value of your Premium Payment (or "net" Premium Payment), after the sales charge and Statutory Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable income payments. AILife receives the sales charge to cover sales expenses, including commissions.

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make Annuity Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly Annuity Payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Statutory Premium Taxes

We will deduct from your Premium Payment any Statutory Premium Tax imposed on us by the state or locality where you reside. The state of New York currently imposes no Premium Taxes on annuity Contracts.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Transfer Fee

There is no charge for the first 12 transfers each Contract year; after the first 12 transfers in a Contract year, we reserve the right to charge $10 per transfer.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Vanguard Funds and the Vanguard VIF Portfolios. The maximum Fund expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

    .  the size and nature of the group;

    .  the total amount of premium we expect to receive from the group;

    . any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

                                 THE CONTRACT

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. The Contract provides income in the form of Annuity Payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), or you may purchase the Contract by transferring assets from another individual retirement annuity or "rolling over" assets from a qualified plan (a qualified Contract).

The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Funds, the amount of the variable Annuity Payments will depend on the investment performance of the Funds you select.

The Contract also has a fixed investment option that is part of our general account. Each Annuity Payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

Under the Contract, you will have access to your investment only through Annuity Payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide Annuity Payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified Contracts is $10,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment to the Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the Contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained. To include the new Funds available as of May 1, 2004, we will provide you information on how to change your allocation should you choose to do so.

Right to Examine Period

If for any reason you are not satisfied with your Contract, you may return it to us within 10 days after you receive it and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to the Vanguard VIF Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. The allocation of your investment out of the Vanguard VIF Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Vanguard VIF Money Market Portfolio during the Right to Examine Period.

To exercise your right to return your Contract, you must mail it directly to us at American International Life Assurance Company of New York, Attention: Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

Any portion of your initial net Premium Payment that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

    . dilution in the value of Fund shares underlying investment options of other Contract Owners;

    .  interference with the efficient management of the Fund's portfolio; and

    .  increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

    . an exchange out of a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

    . an exchange into a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

    . exchanges into or out of the same variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend your same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. Your first violation of this policy will result in the suspension of your Contract transfer privileges for ninety days. Any subsequent violations of this policy will result in the suspension of your Contract transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, you may incur a $10 charge for each transfer in excess of 12 each Contract year.

Restrictions Initiated By the Funds

The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Contract Owner. We will follow the Fund's instructions. The availability of transfers from any variable investment option offered under the Contract is unaffected by the Fund's policies and procedures.

Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

Transfers Among Investment Options

The initial allocation of your Premium Payment among investment options to provide variable Annuity Payments can be changed by transfers of Fund values among the investment options made by written request. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

How transfers among variable investment options are effected:

     (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

     (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

     (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

The transfer request must clearly state which investment options are involved and the amount of the transfer.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected subaccounts at their prices as of the end of the current Valuation Date. We will credit any subaccount you transfer the money to at the same time.

The amount of the allocation in each subaccount will change with that subaccount's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Transfer Requests in Good Order

We will accept the Contract Owner's instructions to transfer values in the Contract Owner's investment options, contingent upon the Contract Owner providing us with transfer requests in good order. This means that the Contract Owners' requests must be accompanied by sufficient detail to enable us to transfer assets properly.

If we receive a transfer request and it is not in good order, the transfer will not be completed until we receive all necessary information.

We will attempt to make a Contract Owner's request in good order for up to five business days following its receipt. For instance, one of our representatives may telephone the Contract Owner to determine the intent of a request. If a Contract Owner's request is still not in good order after five business days, we will cancel the request and notify the Contract Owner when the request is cancelled.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing subaccounts and allocating them to the lesser performing subaccounts.

You tell us the day of the month you want us to do the rebalancing (other than the 29th, 30th, or 31st) and whether you want the frequency to be monthly, quarterly, semi-annually or annually. For example, if you elect to begin rebalancing effective January 15th, and you have requested quarterly rebalancing, your automatic rebalancing will start on January 15th, occur next on April 15th, and will continue quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.



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Annuity Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Dollar Cost Averaging

We offer dollar cost averaging that provides for automatic and scheduled transfers between variable investment options. You may maintain only one dollar cost averaging instruction with us at a time.

Annuity Units for dollar cost averaging will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Cancellation Rights

You may have the right to cancel your Contract if your Group Immediate Variable Annuity Contractholder has made the right available to you, and your Contract includes a Cancellation Endorsement, subject to the provisions below. Otherwise, the cancellation rights described in this section do not apply to you. If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

The Contract is designed to meet long-term financial goals and is not suitable as a short-term investment. If you are concerned that you may need to cancel the Contract within six months, you should consider selecting the Cancellation Endorsement for your Contract. However, since selecting the Cancellation Endorsement will lower your Annuity Payments, if you do not anticipate a need to cancel your Contract, you should not select the Cancellation Endorsement.

Access To Your Money. If you are the Annuitant, you may access your money by receiving your scheduled Annuity Payments. If your Contract includes a Cancellation Endorsement, you, as Contract Owner, may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If your Contract includes a Cancellation Endorsement, and if the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six
(6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all Annuity Payment Options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.



                                      27

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If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Payments, to be determined as follows.

    . The value of future variable Annuity Payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine Annuity Payments, to the future variable Annuity Payments which are to be paid in accordance with the Annuity Payment Option in effect when cancellation is requested. The amount of future variable Annuity Payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

    . Fixed Annuity Payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed Annuity Payments which is to be paid in accordance with the Annuity Payment Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of Annuity Payments at the Contract Date. For example, if the current annuity purchase rates for fixed Annuity Payments is seven percent
       (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed Annuity Payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Rights Reserved by the Company

The Company reserves the following rights to:

    .  Reflect a change in the variable account or any subaccount thereunder;

    .  Create new variable accounts;



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    .  Operate the variable account in any form permitted under the Investment
       Company Act of 1940 or in any other form permitted by law;

    . Transfer any assets in any subaccount in the variable account with another variable account;

    . Add, combine or remove subaccounts in the variable account, or combine the variable account with another variable account;

    . Make any new subaccounts available to the Contract Owner on a basis to be determined by the Company;

    . Substitute for the shares held in any subaccount the shares of another underlying Fund or the shares of another investment company or any other investment permitted by law;

    . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

    .  Make any changes to comply with the rules of any Fund.

                               ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic Annuity Payments. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date and can start as early as 1 month after we receive your Premium Payment. In addition, Annuity Payments must begin by the Annuitant's 91st birthday. If a state requires that Annuity Payments begin prior to such date, we must comply with those requirements.

We will make Annuity Payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them. For Annuity Payments:

    . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

    . Once Annuity Payments begin, you may not select a different Annuity Payment Option.


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


    . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

    . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

    . If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement.

    . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of his or her current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four Annuity Payment Options described below. We may make other Annuity Payment Options available subject to our discretion. Please refer to your Contract specific materials for the Annuity Payment Options available in your Contract. If your Annuity Payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

    .  Option 1 - Life Annuity

       Under this option, we will make Annuity Payments as long as the Annuitant is alive. Annuity Payments stop when the Annuitant dies.

    .  Option 2 - Life Annuity With A Guaranteed Number of Years

       Under this option, we will make Annuity Payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.


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


    .  Option 3 - Joint and Survivor Annuity

       Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make Annuity Payments so long as the Joint Annuitant is alive. However, the amount of the remaining Annuity Payments will be either equal to or less than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

    .  Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years

       Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make Annuity Payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the Annuity Payments to be made to the Joint Annuitant, upon the later of the Annuitant's death or the end of the guaranteed period, will be:

    . equal to the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive; or

    . lower than the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive.

All things being equal, Annuity Payments to the Annuitant while both the Annuitant and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each Annuity Payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.


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


Determination of the Initial Annuity Payment

The following factors determine the amount of the first Annuity Payment:

    . the portion of the premium allocated to provide variable Annuity Payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

    . the portion of the Premium Payment allocated to provide fixed Annuity Payments and prevailing fixed interest rates;

    .  the age and gender of the Annuitant (and Joint Annuitant, if any);

    .  the Annuity Payment Option selected;

    .  the frequency of Annuity Payments;

    .  the deduction of applicable Premium Taxes; and

    .  the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.


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


Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Impact of Optional Cancellation Endorsement on Annuity Payments

If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable Annuity Payments to reflect the performance of the investment options you chose after the net investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Annuity Payment as follows. The portion of the first Annuity Payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable Annuity Payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

    .  If value is transferred from one investment option to another.

    . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor Annuity Payment Option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable Annuity Payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.


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


The variable Annuity Payments will remain level until the next Income Change Date. Subsequent variable Annuity Payments may be more or less than the previously calculated variable Annuity Payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the Annuity Payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the Fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects Annuity Payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups. Currently, we offer AIRs of 3.5% and 5%. In the future we may make additional AIRs available.

    . If you allocated a portion of your premium to variable annuity income, then you invested this premium into the annuity investment options available and selected an AIR. If more than one AIR is offered you will need to decide between a higher or lower AIR.

    . We use the AIR to help us calculate your current and future variable annuity benefits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the performance of the investment options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

    . For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If net performance (rate of return after expenses) is exactly equal to the AIR, the level of the variable Annuity Payments will not change. If the net performance of your annuity investment options is higher than the AIR, then your Annuity Payments will increase. Similarly, if net performance of your annuity investment options is less than the AIR, then your Annuity Payments will decrease.

    . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

    . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.


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


                             ACCESS TO YOUR MONEY

Generally

Depending on the Annuity Payment Option you select and whether you are the Annuitant, you may receive Annuity Payments according to the Annuity Payment Option you select. Under certain Annuity Payment Options, surrenders may be permitted.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

    .  the NYSE is closed other than weekend and holiday closings;

    .  trading on the NYSE is restricted;

    . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of or determination of the value of shares of the Funds is not reasonably practicable; or

    .  the SEC by order so permits for the protection of investors.

                                 DEATH BENEFIT

Death Within Six Months of the Contract Date

If your Group Immediate Variable Annuity Contractholder has made the cancellation right available to you, your Contract includes a Cancellation Endorsement, and the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract issued), we will pay a lump sum death benefit in the event that the Annuitant and Joint Annuitant, if any, die within six
(6) months of the Contract Date. The benefit shall be payable to the Contract Owner, if living, or if not, to the beneficiary.

The amount of the lump sum death benefit will be determined by:

    . calculating the actuarial present value of future variable Annuity Payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

    . adding to that, the amount of premium allocated to pay fixed Annuity Payments, minus any fixed Annuity Payments already made.


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


No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period. Note:
If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

Death of Contract Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the Annuity Payment Option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the Annuity Payment Option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the Annuity Payment Option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

    .  Annuity Payment Option 3 - Joint and Survivor Annuity; or

    . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed Number of Years.

If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

    .  Annuity Payment Option 1 - Life Annuity; or

    .  Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of
       Years.

See "Annuity Payment Options" in this prospectus.



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


Designation of Beneficiary

The Contract Owner may select one or more beneficiaries for the Annuitant and name them on the Annuity Enrollment Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of beneficiary irrevocable. Changes in the beneficiary may then be made only with the consent of the designated irrevocable beneficiary. The Annuitant may also make the designation of beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                  PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the Fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity variable accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                     TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.


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


Tax Treatment of Distributions - Qualified Contracts

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

    .  Individual Retirement Annuities;

    . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

    .  Keogh Plans; and

    . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions in General

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as Annuity Payments or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax in general does not apply:

    . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

    .  where the taxpayer is age 59 1/2 or older;

    .  where payment is made on account of death;

    .  where the payment is made on account of the taxpayer's disability;

    . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

    .  in some cases, upon separation from service on or after age 55; or

    .  certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 - A Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also contact your tax adviser before taking surrenders.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA")

Code Sections 408 and 408A permit eligible individuals to contribute to a traditional IRA or to a Roth IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as a traditional IRA. By attachment of an endorsement that reflects the requirements of Code Section 408A, the contracts may be issued as a Roth IRA.

Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age-these rules do not apply to a Roth IRA.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into a traditional IRA. In addition, distributions from a traditional IRA may be rolled over to another IRA or qualified plan, or converted into a Roth IRA, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or traditional IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs. Rollovers may also occur between one Roth IRA and another Roth IRA.

Beginning in 2006, employers are permitted to offer a separate Roth account as part of their 401(k) or 403(b) employer pension plan, and employees may designate a portion of their plan contributions for deposit to a Roth account. Under Code Section 402A, distributions from such Roth 401(k) or Roth 403(b) accounts can be directly or indirectly rolled into a Roth IRA. Such rollovers are not subject to tax or penalty and are exempt from both the annual contribution and the conversion limitations.

Conversions

In years prior to 2010, if you have modified adjusted gross income of $100,000 or less for the tax year, not including the conversion, you can convert previously untaxed funds from a traditional IRA to a Roth IRA. The funds removed from the traditional IRA are taxable in the year of the conversion, but no penalty tax applies. If you had established any Roth IRA at least 5 years prior to taking a Roth withdrawal, or have had a conversion IRA for at least 5 years, distributions are tax free as long as you have the attained age of 59 1/2, your distributions are made on account of disability or death, or you withdraw up to $10,000 in conjunction with a first-time home purchase.

Tax Treatment of Distributions - Non-Qualified Contracts

General

For Annuity Payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Annuity Payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Annuity Payments will be taxable. If Annuity Payments stop due to the death of the Annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

A Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception
Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax in general does not apply where:

    .  the taxpayer is age 59 1/2 or older;

    .  the payment is made on account of death;

    .  the payment is made on account of the taxpayer's disability;

    . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

    . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium,
       (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during an annuity period;

    .  or in certain other circumstances.

It should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also seek the advice of your tax adviser.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the

      Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying Funds for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the Owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Annuity Payments and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders, we are required to withhold 10% of the taxable portion of any lump sum distribution unless you elect out of withholding. For Annuity Payments, we will withhold on the taxable portion of Annuity Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any distribution or Annuity Payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                               OTHER INFORMATION

American International Life Assurance Company of New York

AILife is a stock life insurance company organized under the laws of New York. AILife's home office address is 80 Pine Street, New York, New York 10005. AILife was incorporated in 1962. AILife is a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG American General is a marketing name of AILife and its affiliates.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to Contract Owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

AILife is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AILife's membership in IMSA applies only to AILife and not its products.

Guarantee of Insurance Obligations

Insurance obligations under the Contracts are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AILife. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the fixed investment option. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

AILife expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on Contracts issued prior to termination of the National Union guarantee would continue to be covered, including obligations arising from premium payments or other payments received after termination, until satisfied in full.

National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is an indirect wholly owned subsidiary of American International Group, Inc. and an affiliate of AILife.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the Contract Owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Privileges

We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) the corresponding value invested in that Fund divided by (b) the net asset value of one share of that fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Variable Account.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to Funds allocated to the fixed investment option.

We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at 2727-A Allen Parkway, 2-G7, Houston, Texas 77019. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other variable accounts and for the variable accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

American International Life Assurance Company of New York may pay commissions of no more than 4% of each Premium Payment to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

On February 9, 2006, AIG, the parent company and an affiliated person of AILife, the variable account and its principal underwriter, AGESC, and National Union, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including AILife, the variable account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, AILife, the variable account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                             FINANCIAL STATEMENTS

The Financial Statements of AILife, the Variable Account and National Union can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street, (DPEN), Wilmington, Delaware, 19801, Attn:
Group Annuity Administration Department or call us at 1-877-299-1724. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable Annuity Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Annuity Payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.03%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.03%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the Funds' management fees and operating expenses at an annual rate of approximately 0.28% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.28%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly Annuity Payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.28% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.53%. The following tables include one set of illustrations showing Annuity Payments without the optional Cancellation Endorsement and one set of illustrations showing Annuity Payments with the optional Cancellation Endorsement.

Two sets of tables follow - one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option. The second assumes that 50% of the single Premium Payment is allocated to a fixed Annuity Payment Option using the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single Premium Payment has been allocated to the fixed Annuity Payment Option, the guaranteed minimum Annuity Payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. The illustrated variable Annuity Payments use an Assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing Annuity Payments and actual performance less than 3.5% per year will result in decreasing Annuity Payments. We may offer alternative Assumed Investment Returns. Fixed Annuity Payments remain constant.

These tables show the monthly Annuity Payments for several hypothetical constant Assumed Investment Returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly Annuity Payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an Annuity Payment Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $656.73

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $569.21

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:

                                                  Gross
                               -------------------------------------------
                               0.00%  5.03%  6.00%  8.00%  10.00%  12.00%
                               ------ ------ ------ ------ ------- -------
     Payment Calendar Attained
       Year    Year     Year                       Net
     ------- -------- -------- -------------------------------------------
                               -1.53% 3.50%  4.47%  6.47%  8.47%   10.47%
                               ------ ------ ------ ------ ------- -------
        1      2007      65    569.21 569.21 569.21 569.21  569.21  569.21
        2      2008      66    541.57 569.21 574.56 585.56  596.56  607.56
        3      2009      67    515.26 569.21 579.97 602.38  625.23  648.50
        4      2010      68    490.24 569.21 585.42 619.69  655.27  692.19
        5      2011      69    466.43 569.21 590.93 637.49  686.76  738.82
        10     2016      74    363.64 569.21 619.24 734.48  868.39 1023.59
        15     2021      79    283.51 569.21 648.91 846.21 1098.07 1418.12
        20     2026      84    221.03 569.21 680.00 974.95 1388.49 1964.71

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $656.73

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $328.37. The monthly guaranteed payment of $328.37 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               Monthly Payments
                      With an Assumed Rate of Return of:

                                                  Gross
                               -------------------------------------------
                               0.00%  5.03%  6.00%  8.00%  10.00%  12.00%
                               ------ ------ ------ ------ ------- -------
     Payment Calendar Attained
       Year    Year     Year                       Net
     ------- -------- -------- -------------------------------------------
                               -1.53% 3.50%  4.47%  6.47%  8.47%   10.47%
                               ------ ------ ------ ------ ------- -------
        1      2007      65    612.97 612.97 612.97 612.97  612.97  612.97
        2      2008      66    599.15 612.97 615.65 621.15  626.65  632.15
        3      2009      67    586.00 612.97 618.35 629.56  640.98  652.61
        4      2010      68    573.48 612.97 621.08 638.21  656.00  674.46
        5      2011      69    561.58 612.97 623.83 647.11  671.74  697.78
        10     2016      74    510.19 612.97 637.98 695.60  762.56  840.16
        15     2021      79    470.12 612.97 652.82 751.47  877.40 1037.42
        20     2026      84    438.88 612.97 668.37 815.84 1022.61 1310.72

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $615.97

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $527.37

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:

                                                  Gross
                               -------------------------------------------
                               0.00%  5.03%  6.00%  8.00%  10.00%  12.00%
                               ------ ------ ------ ------ ------- -------
     Payment Calendar Attained
       Year    Year     Year                       Net
     ------- -------- -------- -------------------------------------------
                               -1.53% 3.50%  4.47%  6.47%  8.47%   10.47%
                               ------ ------ ------ ------ ------- -------
        1      2007      65    527.32 527.32 527.32 527.32  527.32  527.32
        2      2008      66    501.71 527.32 532.28 542.47  552.66  562.85
        3      2009      67    477.34 527.32 537.28 558.05  579.21  600.77
        4      2010      68    454.16 527.32 542.34 574.08  607.05  641.25
        5      2011      69    432.10 527.32 547.44 590.58  636.22  684.45
        10     2016      74    336.88 527.32 573.67 680.42  804.49  948.26
        15     2021      79    262.65 527.32 601.15 783.94 1017.26 1313.75
        20     2026      84    204.77 527.32 629.96 903.20 1286.31 1820.12

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $615.97

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $307.99. The monthly guaranteed payment of $307.99 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               Monthly Payments
                      With an Assumed Rate of Return of:

                                                  Gross
                                ------------------------------------------
                                0.00%  5.03%  6.00%  8.00%  10.00% 12.00%
                                ------ ------ ------ ------ ------ -------
      Payment Calendar Attained
        Year    Year     Year                      Net
      ------- -------- -------- ------------------------------------------
                                -1.53% 3.50%  4.47%  6.47%  8.47%  10.47%
                                ------ ------ ------ ------ ------ -------
         1      2007      65    571.65 571.65 571.65 571.65 571.65  571.65
         2      2008      66    558.84 571.65 574.12 579.22 584.31  589.41
         3      2009      67    546.66 571.65 576.63 587.01 597.59  608.37
         4      2010      68    535.07 571.65 579.15 595.03 611.51  628.61
         5      2011      69    524.04 571.65 581.70 603.27 626.09  650.21
         10     2016      74    476.43 571.65 594.82 648.20 710.23  782.12
         15     2021      79    439.31 571.65 608.56 699.95 816.61  964.86
         20     2026      84    410.37 571.65 622.96 759.58 951.14 1218.04

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $654.49

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $567.30

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:

                                                  Gross
                               -------------------------------------------
                               0.00%  5.03%  6.00%  8.00%  10.00%  12.00%
                               ------ ------ ------ ------ ------- -------
     Payment Calendar Attained
       Year    Year     Year                       Net
     ------- -------- -------- -------------------------------------------
                               -1.53% 3.50%  4.47%  6.47%  8.47%   10.47%
                               ------ ------ ------ ------ ------- -------
        1      2007      65    567.30 567.30 567.30 567.30  567.30  567.30
        2      2008      66    539.75 567.30 572.63 583.60  594.56  605.52
        3      2009      67    513.53 567.30 578.02 600.36  623.13  646.32
        4      2010      68    488.59 567.30 583.46 617.61  653.07  689.86
        5      2011      69    464.86 567.30 588.94 635.35  684.45  736.34
        10     2016      74    362.42 567.30 617.16 732.01  865.48 1020.16
        15     2021      79    282.56 567.30 646.73 843.37 1094.38 1413.36
        20     2026      84    220.29 567.30 677.72 971.68 1383.83 1958.11

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $654.49

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $327.25. The monthly guaranteed payment of $327.25 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               Monthly Payments
                      With an Assumed Rate of Return of:

                                                  Gross
                               -------------------------------------------
                               0.00%  5.03%  6.00%  8.00%  10.00%  12.00%
                               ------ ------ ------ ------ ------- -------
     Payment Calendar Attained
       Year    Year     Year                       Net
     ------- -------- -------- -------------------------------------------
                               -1.53% 3.50%  4.47%  6.47%  8.47%   10.47%
                               ------ ------ ------ ------ ------- -------
        1      2007      65    610.90 610.90 610.90 610.90  610.90  610.90
        2      2008      66    597.12 610.90 613.56 619.04  624.52  630.01
        3      2009      67    584.01 610.90 616.26 627.43  638.81  650.40
        4      2010      68    571.54 610.90 618.97 636.05  653.78  672.18
        5      2011      69    559.68 610.90 621.72 644.92  669.47  695.42
        10     2016      74    508.46 610.90 635.83 693.25  759.98  837.32
        15     2021      79    468.52 610.90 650.61 748.93  874.44 1033.92
        20     2026      84    437.39 610.90 666.10 813.08 1019.16 1306.30

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $614.16

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $525.80

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:

                                                  Gross
                               -------------------------------------------
                               0.00%  5.03%  6.00%  8.00%  10.00%  12.00%
                               ------ ------ ------ ------ ------- -------
     Payment Calendar Attained
       Year    Year     Year                       Net
     ------- -------- -------- -------------------------------------------
                               -1.53% 3.50%  4.47%  6.47%  8.47%   10.47%
                               ------ ------ ------ ------ ------- -------
        1      2007      65    525.80 525.80 525.80 525.80  525.80  525.80
        2      2008      66    500.26 525.80 530.74 540.91  551.07  561.23
        3      2009      67    475.97 525.80 535.74 556.44  577.55  599.04
        4      2010      68    452.85 525.80 540.77 572.43  605.30  639.40
        5      2011      69    430.86 525.80 545.86 588.87  634.38  682.48
        10     2016      74    335.91 525.80 572.01 678.46  802.17  945.53
        15     2021      79    261.89 525.80 599.42 781.68 1014.33 1309.97
        20     2026      84    204.18 525.80 628.14 900.60 1282.60 1814.87

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $614.16

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $307.08. The monthly guaranteed payment of $307.08 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               Monthly Payments
                      With an Assumed Rate of Return of:

                                                  Gross
                                ------------------------------------------
                                0.00%  5.03%  6.00%  8.00%  10.00% 12.00%
                                ------ ------ ------ ------ ------ -------
      Payment Calendar Attained
        Year    Year     Year                      Net
      ------- -------- -------- ------------------------------------------
                                -1.53% 3.50%  4.47%  6.47%  8.47%  10.47%
                                ------ ------ ------ ------ ------ -------
         1      2007      65    569.98 569.98 569.98 569.98 569.98  569.98
         2      2008      66    557.21 569.98 572.45 577.53 582.61  587.69
         3      2009      67    545.06 569.98 574.95 585.30 595.85  606.60
         4      2010      68    533.51 569.98 577.47 593.29 609.73  626.78
         5      2011      69    522.51 569.98 580.01 601.52 624.27  648.32
         10     2016      74    475.04 569.98 593.09 646.31 708.16  779.84
         15     2021      79    438.02 569.98 606.79 697.92 814.24  962.06
         20     2026      84    409.17 569.98 621.15 757.38 948.38 1214.52

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION........................................................  3

   AILife..................................................................  3

   Variable Account A......................................................  3

   National Union Fire Insurance Company of Pittsburgh, Pa.................  3

SERVICES...................................................................  4

DISTRIBUTION OF THE CONTRACTS..............................................  4

CONTRACT PROVISIONS........................................................  5

   Variable Annuity Payments...............................................  5

   Annuity Unit Value......................................................  5

   Net Investment Factor...................................................  6

   Misstatement of Age or Gender...........................................  7

   Evidence of Survival....................................................  7

ADDITIONAL INFORMATION ABOUT THE CONTRACTS.................................  7

   Gender neutral policies.................................................  7

   Our General Account.....................................................  7

MATERIAL CONFLICTS.........................................................  7

FINANCIAL STATEMENTS.......................................................  8

   Separate Account Financial Statements...................................  8

   AILife Financial Statements.............................................  8

   National Union Financial Statements.....................................  9

   Incorporation of AIG Financial Information..............................  9

INDEX TO FINANCIAL STATEMENTS..............................................  9

   Variable Account A Financial Statements.................................  9

   AILife Financial Statements.............................................  9

   National Union Financial Statements..................................... 10

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

 [LOGO OF AIG(R) AMERICAN GENERAL]                             PRIVACY NOTICE

--------------------------------------------------------------------------------

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

..   Our Employees, Representatives, Agents, and Selected Third Parties may
    collect Nonpublic Personal Information about you, including information:

   - Given to us on applications or other forms;

   - About transactions with us, our affiliates, or third parties;

   - From others, such as credit reporting agencies, employers, and federal and state agencies.

..   The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

..   We restrict access to Nonpublic Personal Information to those Employees,
    Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

..   We have policies and procedures that direct our Employees, Representatives,
    Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

..   We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

..   We do not share Nonpublic Personal Information about you except as allowed by law.

..   We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

    (i)Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties, as permitted by law; or

   (ii)other organizations with which we have joint marketing agreements as permitted by law.

..   The types of companies and persons to whom we may disclose Nonpublic
    Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

..   We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

..   Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

..   You will be notified if our privacy policy changes.

..   Our privacy policy applies to current and former customers.

THIS PRIVACY NOTICE IS GIVEN TO YOU FOR YOUR INFORMATION ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION.

--------------------------------------------------------------------------------

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd, American General Assurance Company, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

CALIFORNIA, NEW MEXICO AND VERMONT RESIDENTS ONLY:

Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2007 American International Group, Inc. All rights reserved.

 AGLC0375                                                             Rev0207

[LOGO OF AIG(R) AMERICAN GENERAL]        American International Life Assurance
                                                           Company of New York

For additional information about the Group Immediate Variable Annuity Contracts and the variable account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2007. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street (DPEN), Wilmington, Delaware 19801, Attention: Group Annuity Administration Department, or call us at 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Group Immediate Variable Annuity Contracts, including personalized illustrations of death benefits is available without charge to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the variable account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the variable account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street N.E., Washington, D.C. 20549.

Contracts issued by:

American International Life Assurance Company of New York
80 Pine Street, New York, New York 10005
A member company of American International Group, Inc.

Group Immediate Variable Annuity
Contract Form Number 21GVIA1000 with 26GVIA1000 certificate

Available only in the State of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by American International Life Assurance Company of New York are its responsibility. American International Life Assurance Company of New York is responsible for its own financial condition and contractual obligations.

                                [LOGO OF IMSA]
                 INSURANCE MARKETPLACE STANDARDS ASSOCIATION

   Membership in IMSA applies only to American International Life Assurance
                 Company of New York and not to its products.

(C) 2007 American International Group, Inc. All    ICA File No. 811-04865
rights reserved.

              Group Immediate Variable Annuity Contract issued by
American International Life Assurance Company of New York through its Variable
                                   Account A

                     This prospectus is dated May 1, 2007

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity Contract (the "Contract"). On page 4 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 3.

The Contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The Contract is a single premium immediate variable annuity contract between you and American International Life Assurance Company of New York ("AILife") where you agree to make one Premium Payment to AILife and AILife agrees to make a stream of Annuity Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Annuity Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract has 21 investment options - 20 variable investment options and one fixed investment option. The fixed investment option is part of our general account and, if chosen, each of your Annuity Payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic Annuity Payments will change depending on the investment performance of the mutual Funds you select. You bear the investment risk. The currently offered variable investment options are mutual Funds from AllianceBernstein Variable Products Series Fund, Inc., American Funds(R), MFS(R) Mutual Funds, OppenheimerFunds(R), Putnam Investments, and the Vanguard Variable Insurance Fund(R) ("Vanguard VIF").

See "Investment Options" on page 6 for a complete list of the variable investment options. You should be sure you also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AILife representative or from our Administrative Center as shown on page 3 of this prospectus.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                               TABLE OF CONTENTS

DEFINITIONS................................................................  4
SUMMARY OF THE CONTRACT....................................................  6
   Purpose of the Annuity Contract.........................................  6
   Type of Contract........................................................  6
   Purchase of the Contract................................................  6
   Investment Options......................................................  6
   Expenses................................................................  7
     Sales Charge..........................................................  7
     Mortality and Expense Risk Charge.....................................  7
     Premium Tax Charge....................................................  7
     Other Expenses........................................................  7
   Right to Examine Period.................................................  7
   Cancellation Rights.....................................................  8
   Inquiries and Contract Owner and Annuitant Information..................  8
FEE TABLES.................................................................  8
CONDENSED FINANCIAL INFORMATION............................................  9
INVESTMENT OPTIONS.........................................................  9
   Variable Investment Options.............................................  9
   Fixed Investment Option................................................. 13
EXPENSES................................................................... 13
   Summary of Costs of Investing in the Contracts.......................... 13
   Sales Charge............................................................ 14
   Mortality and Expense Risk Charge....................................... 14
   Statutory Premium Taxes................................................. 15
   Income Taxes............................................................ 15
   Transfer Fee............................................................ 15
   Fund Expenses........................................................... 15
   Reduction of Certain Charges and Additional Amounts Credited............ 15
   General................................................................. 16
THE CONTRACT............................................................... 16
   General Description..................................................... 16
   Who Should Purchase a Contract.......................................... 16
   About the Contract...................................................... 17
   Purchasing a Contract................................................... 17
   Allocation of Premium................................................... 17
   Right to Examine Period................................................. 17
   Market Timing........................................................... 18
   Restrictions Initiated By the Funds..................................... 19
   Transfers Among Investment Options...................................... 19
     Minimum Transfer Amount............................................... 20
   Effective Date of Transfers Among Variable Investment Options........... 20
   Transfer Requests in Good Order......................................... 20
   Automatic Rebalancing................................................... 21
   Dollar Cost Averaging................................................... 21
   Cancellation Rights..................................................... 21
     Access To Your Money.................................................. 22
     Cancellation Of The Contract.......................................... 22
     Computing the Cancellation Value...................................... 22
     Taxes................................................................. 23
   Rights Reserved by the Company.......................................... 23
ANNUITY PAYMENTS........................................................... 23
   Generally............................................................... 23
   Annuity Payment Options................................................. 24
   Annuity Units........................................................... 26
   Determination of the Initial Annuity Payment............................ 26
   Impact of Annuitant's Age on Annuity Payments........................... 26
   Impact of Annuitant's Gender on Annuity Payments........................ 26
   Impact of Length of Payment Periods on Annuity Payments................. 27

   Impact of Optional Cancellation Endorsement on Annuity Payments......... 27
   Determination of Subsequent Variable Annuity Payments................... 27
   Assumed Investment Return............................................... 28
ACCESS TO YOUR MONEY....................................................... 29
   Generally............................................................... 29
   Deferment of Payments................................................... 29
DEATH BENEFIT.............................................................. 29
   Death Within Six Months of the Contract Date............................ 29
   Death Prior to Income Start Date........................................ 30
   Death of Contract Owner After the Income Start Date..................... 30
   Death of Annuitant After the Income Start Date.......................... 30
   Designation of Beneficiary.............................................. 31
PERFORMANCE................................................................ 31
TAXES...................................................................... 32
   Introduction............................................................ 32
   Annuity Contracts in General............................................ 33
   Tax Treatment of Distributions - Qualified Contracts.................... 33
   Distributions in General................................................ 33
   Tax Treatment of Distributions - Non-Qualified Contracts................ 36
   Non-Qualified Contracts Owned by Non-Natural Persons.................... 37
   Section 1035 Exchanges.................................................. 37
   Diversification and Investor Control.................................... 37
   Withholding............................................................. 38
OTHER INFORMATION.......................................................... 38
   American International Life Assurance Company of New York............... 38
   Guarantee of Insurance Obligations...................................... 39
   Ownership............................................................... 39
   Voting Privileges....................................................... 40
   Distribution of the Contract............................................ 40
   Legal Proceedings....................................................... 41
FINANCIAL STATEMENTS....................................................... 42
APPENDIX................................................................... 43
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............... 53

CONTACT INFORMATION: Here is how you can contact us about the Group Immediate Variable Annuity Contracts:

ADMINISTRATIVE CENTER:                               HOME OFFICE:
----------------------                   -------------------------------------
(U.S. Mail)
American International Life Assurance    American International Life Assurance
Company of New York                      Company of New York
Group Annuity Administration Department  80 Pine Street
600 King Street (DPEN)                   New York, New York 10005
Wilmington, Delaware 19801
1-877-299-1724

                                  DEFINITIONS

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 600 King Street
(DPEN), Wilmington, Delaware, 19801, telephone: 1-877-299-1724.

Annuitant - The person you designate to receive Annuity Payments and whose life determines the duration of Annuity Payments involving life contingencies. The Annuitant is usually the Owner of the Contract, but in some circumstances the Owner may not be the Annuitant. In addition, certain Annuity Payment Options under the Contract permit a Joint Annuitant.

Annuity Payment Option - The method you choose to receive your stream of Annuity Payments.

Annuity Payments - The series of periodic income payments selected by the Contract Owner.

Annuity Unit - An accounting unit of measure used to calculate Annuity Payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable Annuity Payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable Annuity Payments.

Company - American International Life Assurance Company of New York, 80 Pine Street, New York, New York 10005.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) shown as the Owner under the Contract schedule. Unless otherwise noted, all references to "you" or "your" in this prospectus, refer to the Contract Owner.

Contract Year - Each twelve-month period beginning on the Contract Date.

Group Immediate Variable Annuity Contractholder - An entity or person who is issued a Contract for the benefit of participants in the group. These participants are referred to as "Contract Owners" in this prospectus.

Income Change Date - The date on which the amount of your next variable Annuity Payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable Annuity Payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date - The date on which Annuity Payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that Annuity Payments begin for an indefinite period of time.)

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us. All references in this prospectus to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Contract Date, when you may return your Contract to the Company.

Statutory Premium Tax - A tax charged by a state or municipality on your Premium Payment.

Valuation Date - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 4:00 p.m. Eastern time.

Valuation Period - The period between the close of business (which is the close of the NYSE) on any Valuation Date and the close of business for the next succeeding Valuation Date.

                            SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the Statement of Additional Information ("SAI"), and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides Annuity Payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of Annuity Payment Options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to receive a stream of Annuity Payments, generally for retirement, but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions converted or rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $10,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 20 of which are offered under the Contract. Each of the 20 subaccounts invests exclusively in shares of a specific Fund. For more information, refer to the Funds' prospectuses.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Funds currently offered are:

AllianceBernstein Large Cap Growth Fund American Funds(R) Capital World Growth
                                        and Income Fund(R)*
American Funds(R) AMCAP Fund*           American Funds(R) EuroPacific Growth
                                        Fund(R)*
American Funds(R) The Bond Fund of      American Funds(R) The Investment
America(SM)*                            Company of America(R)*

American Funds(R) The New Economy       Oppenheimer Strategic Income Fund
Fund(R)*
American Funds(R) SMALLCAP World        Putnam Discovery Growth Fund
Fund(R)*
American Funds(R) Washington Mutual     The Putnam Fund for Growth and Income
Investors Fund(SM)
MFS(R) Emerging Growth Fund             Putnam Health Sciences Trust
MFS(R) New Discovery Fund*              Putnam International Capital
                                        Opportunities Fund
MFS(R) Research Fund                    Putnam Voyager Fund
Oppenheimer International Bond Fund     Vanguard VIF Money Market Portfolio

--------
* Only available to Contract Owners who owned shares of the Fund in the A.G. Edwards qualified plan immediately prior to purchasing this Contract.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, variable Annuity Payments. The amount of your variable Annuity Payments will increase or decrease depending on the investment performance of the subaccount(s) you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed Annuity Payment. Under this option, the periodic amount you receive will not change.

Expenses

The Company deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Sales Charge. We may deduct a one time charge from your Premium Payment.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. Certain states assess a Premium Tax charge for your Premium Payment made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Examine Period

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Examine Period" further on in this prospectus.

Cancellation Rights

You may choose to have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

Inquiries and Contract Owner and Annuitant Information

For more information about the Contracts, contact us at the Administrative Center shown on page 3.

                                  FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer cash value between investment options. State Premium Taxes may also be deducted. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                 Maximum Contract Owner Transaction Expenses
------------------------------------------------------------------------------
                   Charge                                  Amount
--------------------------------------------- --------------------------------
Sales Load Imposed on Purchases (as a         4% of premium
  percentage of purchase payments)
Transfer Fee                                  $10 per transfer
                                              (There is no charge for the
                                              first 12 transfers
                                              each Contract year; thereafter,
                                              we reserve the
                                              right to charge a fee of $10 per
                                              transfer.)
Statutory Premium Taxes - Qualified Contracts 0 - 1% of premium
Statutory Premium Taxes - Non-Qualified       0 - 3.5% of premium
  Contracts

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

                       Variable Account Annual Expenses
                  (as a percentage of average account value)
-------------------------------------------------------------------------------
                   Charge                                   Amount
---------------------------------------------  --------------------------------
Maximum Mortality and Expense Risk Fees                     1.25%
   Total Variable Account Annual Expenses                   1.25%

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the Funds for the fiscal year ended December 31, 2006. Current and future expenses for the Funds may be higher or lower than those shown.

                        Annual Fund Fees and Expenses
          (as a percentage of average daily variable account value)
------------------------------------------------------------------------------
Charge                                                          Maximum Minimum
------                                                          ------- -------
Total Annual Fund Operating Expenses (expenses that are
  deducted from Fund assets include management fees,
  distribution (12b-1) fees, and other expenses)/1/              1.57%   0.15%

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses. You may request copies of the Funds' prospectuses by contacting our Administrative Center.

--------
/1/ Currently 9 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers will last expire no later than April 30, 2008. The impact of contractual reimbursements or fee waivers is as follows:

Charge                                                          Maximum Minimum
------                                                          ------- -------
Total Annual Fund Operating Expenses for all of the Funds
  After Contractual Reimbursement or Fee Waiver                  1.57%   0.15%

                        CONDENSED FINANCIAL INFORMATION

As of the fiscal year ended December 31, 2006, there were no outstanding accumulation units.

                              INVESTMENT OPTIONS

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one Fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds

Each Fund is a mutual fund registered with the SEC. The Funds' investment advisers may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the prospectus for each of the Funds before investing. They contain detailed information regarding management of the Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Funds. Below is a summary of the investment objectives of the Funds available under the Contract. There is no assurance that any of these Funds will achieve its stated objectives.

AllianceBernstein

AllianceBernstein Large Cap Growth Fund - seeks long-term growth of capital by investing predominately in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth.

The Fund's investment adviser is AllianceBernstein L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual Funds.

The American Funds Group

American Funds AMCAP Fund - seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above average long-term growth. The fund is designed for investors seeking capital appreciation through investments in stocks.

American Funds The Bond Fund of America - seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds. The fund is designed for investors seeking income and more price stability than that offered by stocks and capital preservation over the long term.

American Funds Capital World Growth and Income Fund - seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world. The fund is designed for investors seeking both capital appreciation and income.

American Funds EuroPacific Growth Fund - seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Rim. The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S.

American Funds The Investment Company of America - seeks to make your investment grow and provide you with income over time by investing primarily in common stocks that offer growth and dividend potential. The fund is designed for investors seeking both capital appreciation and income.

American Funds The New Economy Fund - seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American Funds SMALLCAP World Fund - seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world with small market capitalizations measured at the time of purchase. "Small market capitalization" companies are companies with market capitalizations of $3.5 billion or less. This definition is subject to change. The fund is designed for investors seeking capital appreciation through stocks.

American Funds Washington Mutual Investors Fund - seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that meet the listing requirements of the New York Stock Exchange and have a strong record of earnings and dividends. The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into common stocks.

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to these Funds and other Funds including those in The American Funds Group.

MFS Funds

MFS Emerging Growth Fund - seeks long-term growth of capital. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as long preferred stock, convertible securities and depository receipts for those securities, of emerging growth companies.

MFS New Discovery Fund - seeks capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies. (Only available to Contract Owners who owned shares of the Fund in a qualified plan immediately prior to purchasing this Contract.)

MFS Research Fund - seeks long-term growth of capital and future income. The fund invests at least 80% of its net assets in common stocks and related securities. The fund focuses on companies believed to have favorable prospects for long-term growth, attractive valuation based on current and expected earnings or cash flow, dominant or growing market share and superior management.

The Funds' investment adviser is Massachusetts Financial Services Company.

OppenheimerFunds

Oppenheimer International Bond Fund - primarily seeks total return. As a secondary objective, the fund seeks income when consistent with total return. The fund invests mainly in debt securities of foreign government and corporate issuers.

Oppenheimer Strategic Income Fund - seeks high current income by investing mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower rated high yield securities of U.S. and foreign companies.

The Funds are managed by OppenheimerFunds, Inc.

Putnam Funds

Putnam Discovery Growth Fund - seeks long-term growth of capital. It invests mainly in common stocks of U.S. companies with a focus on growth stocks.

The Putnam Fund for Growth and Income - seeks capital growth and current income. It invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

Putnam Health Sciences Trust - seeks capital appreciation. It invests mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks.

Putnam International Capital Opportunities Fund - seeks long-term capital appreciation. It invests mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential.

Putnam Voyager Fund - seeks capital appreciation. It invests mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are managed by Putnam Investment Management, LLC.

Vanguard VIF

Vanguard VIF Money Market Portfolio - seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 90 days or less.

The Portfolio is managed by The Vanguard Group(R), Inc.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the Annuity Payments you receive will be unaffected by investment performance.

                                   EXPENSES

Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract Owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the Fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

Summary of Costs of Investing in the Contracts

    .  Maximum sales loads or sales charges: 4.00% of premium

    .  No annual Contract maintenance charge

    . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10 per transfer after the first 12 transfers in a Contract year)

    .  Maximum Annual Mortality and Expense Risk Charge: 1.25%

    . Fees and expenses paid by the Funds which ranged from 0.15% to 1.57% in the fiscal year ended December 31, 2006

Sales Charge

We will deduct a maximum of 4.0% of your Premium Payment as a sales charge. The value of your Premium Payment (or "net" Premium Payment), after the sales charge and Statutory Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable income payments. AILife receives the sales charge to cover sales expenses, including commissions.

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%.

The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make Annuity Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly Annuity Payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Statutory Premium Taxes

We will deduct from your Premium Payment any Statutory Premium Tax imposed on us by the state or locality where you reside. The state of New York currently imposes no Statutory Premium Taxes on annuity Contracts.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Transfer Fee

There is no charge for the first 12 transfers each Contract year; after the first 12 transfers in a Contract year, we reserve the right to charge $10 per transfer.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the Fund prospectuses. The maximum portfolio expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

    .  the size and nature of the group;

    .  the total amount of premium we expect to receive from the group;

    . any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.


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


General

If the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                                 THE CONTRACT

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. In return for your one time Premium Payment, the Contract provides income in the form of Annuity Payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), or you may purchase the Contract by transferring assets from another individual retirement annuity or "rolling over" assets from a qualified plan (a qualified Contract).

The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Funds, the amount of the variable Annuity Payments will depend on the investment performance of the Funds you select.

The Contract also has a fixed investment option that is part of our general account. Each Annuity Payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

Under the Contract, you will have access to your investment only through Annuity Payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide Annuity Payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

You may purchase a Contract by completing and submitting an application along with your Premium Payment. You may also transfer assets from an existing investment or insurance product.

The minimum investment for both qualified and non-qualified Contracts is $10,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment within two business days. We will consider your application properly completed when:

    1. you have provided all the information requested on the application form;

    2. we have received adequate proof of the Annuitant's date of birth (and the date of birth of Joint Annuitant, if any); and

    3. we receive the entire amount of your Premium Payment (from all sources).

The date we credit your Premium Payment and issue a Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information to us within five Valuation Days of the time we receive your application, we will return your Premium Payment unless we obtain your specific permission to keep it until you complete the application.

Right to Examine Period

If for any reason you are not satisfied with your Contract, you may return it to us within 10 days after you receive it, and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to the Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. The allocation of your investment out of the Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Money Market Portfolio during the Right to Examine Period.

To exercise your right to return your Contract, you must mail it directly to the Administrative Center address shown on page 3, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

Any portion of your initial net Premium Payment that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

    . dilution in the value of Fund shares underlying investment options of other Contract Owners;

    .  interference with the efficient management of the Fund's portfolio; and

    .  increased administrative costs.

    . We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

    . an exchange out of a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

    . an exchange into a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

    . exchanges into or out of the same variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend your same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. Your first violation of this policy will result in the suspension of your Contract transfer privileges for ninety days. Any subsequent violations of this policy will result in the suspension of your Contract transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, you may incur a $10 charge for each transfer in excess of 12 each Contract year.

Restrictions Initiated By the Funds

The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Contract Owner. We will follow the Fund's instructions. The availability of transfers from any variable investment option offered under the Contract is unaffected by the Fund's policies and procedures.

Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

Transfers Among Investment Options

The initial allocation of your Premium Payment among investment options to provide variable and/or fixed Annuity Payments can be changed by transfers of Fund values among the investment options made by written request. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

How transfers among variable investment options are effected:

    (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.


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


    (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

    (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

The transfer request must clearly state which investment options are involved and the amount of the transfer.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected subaccounts at their prices as of the end of the current Valuation Date. We will credit any subaccount you transfer the money to at the same time.

The amount of the allocation in each subaccount will change with that subaccount's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Transfer Requests in Good Order

We will accept the Contract Owner's instructions to transfer values in the Contract Owner's investment options, contingent upon the Contract Owner providing us with transfer requests in good order. This means that the Contract Owners' requests must be accompanied by sufficient detail to enable us to transfer assets properly.

If we receive a transfer request and it is not in good order, the transfer will not be completed until we receive all necessary information.

We will attempt to make a Contract Owner's request in good order for up to five business days following its receipt. For instance, one of our representatives may telephone the Contract Owner to determine the intent of a request. If a Contract Owner's request is still not in good order after five business days, we will cancel the request and notify the Contract Owner when the request is cancelled.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing subaccounts and allocating them to the lesser performing subaccounts.

You tell us the day of the month you want us to do the rebalancing (other than the 29th, 30th, or 31st) and whether you want the frequency to be monthly, quarterly, semi-annually or annually. For example, if you elect to begin rebalancing effective January 15th, and you have requested quarterly rebalancing, your automatic rebalancing will start on January 15th, occur next on April 15th, and will continue quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Dollar Cost Averaging

We offer dollar cost averaging that provides for automatic and scheduled transfers between variable investment options. You may maintain only one dollar cost averaging instruction with us at a time.

Annuity Units for dollar cost averaging will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Cancellation Rights

You may have the right to cancel your Contract if your Group Immediate Variable Annuity Contractholder has made the right available to you, and your Contract includes a Cancellation Endorsement, subject to the provisions below. Otherwise, the cancellation rights described in this section do not apply to you. If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

The Contract is designed to meet long-term financial goals and is not suitable as a short-term investment. If you are concerned that you may need to cancel the Contract within six months, you should consider selecting the Cancellation Endorsement for your Contract. However, since selecting the Cancellation Endorsement will lower your Annuity Payments, if you do not anticipate a need to cancel your Contract, you should not select the Cancellation Endorsement.

Access To Your Money. If you are the Annuitant, you may access your money by receiving your scheduled Annuity Payments. If your Contract includes a Cancellation Endorsement, you, as Contract Owner, may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If your Contract includes a Cancellation Endorsement, and if the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six
(6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all Annuity Payment Options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Payments, to be determined as follows.

    . The value of future variable Annuity Payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine Annuity Payments, to the future variable Annuity Payments which are to be paid in accordance with the Annuity Payment Option in effect when cancellation is requested. The amount of future variable Annuity Payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

    . Fixed Annuity Payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed Annuity Payments which is to be paid in accordance with the Annuity Payment Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of Annuity Payments at the Contract Date. For example, if the current annuity purchase rates for fixed Annuity Payments is seven percent
       (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed Annuity Payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Rights Reserved by the Company

The Company reserves the following rights to:

    .  Reflect a change in the variable account or any subaccount thereunder;

    .  Create new variable accounts;

    . Operate the variable account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

    . Transfer any assets in any subaccount in the variable account to another variable account;

    . Add, combine or remove subaccounts in the variable account, or combine the variable account with another variable account;

    . Make any new subaccounts available to the Contract Owner on a basis to be determined by the Company;

    . Substitute for the shares held in any subaccount the shares of another underlying Fund or the shares of another investment company or any other investment permitted by law;

    . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

    .  Make any changes to comply with the rules of any Fund.

                               ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic Annuity Payments. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date and can start as early as 1 month after we receive your Premium Payment. In addition, Annuity Payments must begin by the Annuitant's 91/st/ birthday. If a state requires that Annuity Payments begin prior to such date, we must comply with those requirements.

We will make Annuity Payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them. For Annuity Payments:

    . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

    . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

    . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

    . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

    . If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement.

    . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of his or her current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four Annuity Payment Options described below. We may make other Annuity Payment Options available subject to our discretion. Please refer to your Contract specific materials for the Annuity Payment Options available in your Contract. If your Annuity Payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

    .  Option 1 - Life Annuity

       Under this option, we will make Annuity Payments as long as the Annuitant is alive. Annuity Payments stop when the Annuitant dies.

    .  Option 2 - Life Annuity With A Guaranteed Number of Years

       Under this option, we will make Annuity Payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

    .  Option 3 - Joint and Survivor Annuity

       Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make Annuity Payments so long as the Joint Annuitant is alive. However, the amount of the remaining Annuity Payments will be either equal to or less than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

    .  Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years

       Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make Annuity Payments for the life of the Annuitant, and for as long thereafter, as the Joint Annuitant is alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the Annuity Payments to be made to the Joint Annuitant, upon the later of the Annuitant's death or the end of the guaranteed period, will be:

    . equal to the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive; or

    . lower than the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive.

All things being equal, Annuity Payments to the Annuitant while both the Annuitant and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each Annuity Payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first Annuity Payment:

    . the portion of the premium allocated to provide variable Annuity Payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

    . the portion of the Premium Payment allocated to provide fixed Annuity Payments and prevailing fixed interest rates;

    .  the age and gender of the Annuitant (and Joint Annuitant, if any);

    .  the Annuity Payment Option selected;

    .  the frequency of Annuity Payments;

    .  the deduction of applicable Premium Taxes; and

    .  the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Impact of Optional Cancellation Endorsement on Annuity Payments

If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable Annuity Payments to reflect the performance of the investment options you chose after the net investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Annuity Payment as follows. The portion of the first Annuity Payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable Annuity Payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

    .  If value is transferred from one investment option to another.

    . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor Annuity Payment Option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the

       Joint Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable Annuity Payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable Annuity Payments will remain level until the next Income Change Date. Subsequent variable Annuity Payments may be more or less than the previously calculated variable Annuity Payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the Annuity Payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the Fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects Annuity Payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups. Currently, we offer AIRs of 3.5% and 5%. In the future we may make additional AIRs available.

    . If you allocated a portion of your premium to variable annuity income, then you invested this premium into the annuity investment options available and selected an AIR. If more than one AIR is offered you will need to decide between a higher or lower AIR.

    . We use the AIR to help us calculate your current and future variable annuity benefits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the performance of the investment options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

    . For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If net performance (rate of return after expenses) is exactly equal to the AIR, the level of the variable Annuity Payments will not change. If the net performance of your annuity investment options is higher than the AIR, then your


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


       Annuity Payments will increase. Similarly, if net performance of your annuity investment options is less than the AIR, then your Annuity Payments will decrease.

    . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

    . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                             ACCESS TO YOUR MONEY

Generally

Depending on the Annuity Payment Option you select and whether you are the Annuitant, you may receive Annuity Payments according to the Annuity Payment Option you select. Under certain Annuity Payment Options, surrenders may be permitted.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

    .  the NYSE is closed other than weekend and holiday closings;

    .  trading on the NYSE is restricted;

    . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of or determination of the value of shares of the Funds is not reasonably practicable; or

    .  the SEC by order so permits for the protection of investors.

                                 DEATH BENEFIT

Death Within Six Months of the Contract Date

If your Group Immediate Variable Annuity Contractholder has made the cancellation right available to you, your Contract includes a Cancellation Endorsement, and the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of

80 (determined at the time that your Contract issued), we will pay a lump sum death benefit in the event that the Annuitant and Joint Annuitant, if any, die within six (6) months of the Contract Date. The benefit shall be payable to the Contract Owner, if living, or if not, to the beneficiary.

The amount of the lump sum death benefit will be determined by:

    . calculating the actuarial present value of future variable Annuity Payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

    . adding to that, the amount of premium allocated to pay fixed Annuity Payments, minus any fixed Annuity Payments already made.

No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period. Note:
If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

Death of Contract Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the Annuity Payment Option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the Annuity Payment Option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the Annuity Payment Option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

    .  Annuity Payment Option 3 - Joint and Survivor Annuity; or

    . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed Number of Years.

If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

    .  Annuity Payment Option 1 - Life Annuity; or

    .  Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of
       Years.

See "Annuity Payment Options" in this prospectus.

Designation of Beneficiary

The Contract Owner may select one or more beneficiaries for the Annuitant and name them on the Annuity Enrollment Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of beneficiary irrevocable. Changes in the beneficiary may then be made only with the consent of the designated irrevocable beneficiary. The Annuitant may also make the designation of beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                  PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the Fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

    (1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

    (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

    (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

    (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                     TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions - Qualified Contracts

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

    .  Individual Retirement Annuities;

    . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

    .  Keogh Plans; and

    . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions in General

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as Annuity Payments, upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax in general does not apply:

    . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

    .  where the taxpayer is age 59 1/2 or older;

    .  where payment is made on account of death;

    .  where the payment is made on account of the taxpayer's disability;

    . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

    .  in some cases, upon separation from service on or after age 55; or

    .  certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also contact your tax adviser before taking surrenders.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA")

Code Sections 408 and 408A permit eligible individuals to contribute to a traditional IRA or to a Roth IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as a traditional IRA. By attachment of an endorsement that reflects the requirements of Code Section 408A, the contracts may be issued as a Roth IRA.

Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age-these rules do not apply to a Roth IRA.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into a traditional IRA. In addition, distributions from a traditional IRA may be rolled over to another IRA or qualified plan, or converted into a Roth IRA, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or traditional IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs. Rollovers may also occur between one Roth IRA and another Roth IRA.

Beginning in 2006, employers are permitted to offer a separate Roth account as part of their 401(k) or 403(b) employer pension plan, and employees may designate a portion of their plan contributions for deposit to a Roth account. Under Code Section 402A, distributions from such Roth 401(k) or Roth 403(b) accounts can be directly or indirectly rolled into a Roth IRA. Such rollovers are not subject to tax or penalty and are exempt from both the annual contribution and the conversion limitations.

Conversions

In years prior to 2010, if you have modified adjusted gross income of $100,000 or less for the tax year, not including the conversion, you can convert previously untaxed funds from a traditional IRA to a Roth IRA. The funds removed from the traditional IRA are taxable in the year of the conversion, but no penalty tax applies. If you had established any Roth IRA at least 5 years prior to taking a Roth withdrawal, or have had a conversion IRA for at least 5 years, distributions are tax free as long as you have the attained age of 59 1/2, your distributions are made on account of disability or death, or you withdraw up to $10,000 in conjunction with a first-time home purchase.

Tax Treatment of Distributions - Non-Qualified Contracts

General

For Annuity Payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Annuity Payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Annuity Payments will be taxable. If Annuity Payments stop due to the death of the Annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

A Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception
Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax in general does not apply where:

    .  the taxpayer is age 59 1/2 or older;

    .  the payment is made on account of death;

    .  the payment is made on account of the taxpayer's disability;

    . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

    . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium,
       (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during an annuity period;

    .  or in certain other circumstances.

It should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also seek the advice of your tax adviser.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying Funds for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Annuity Payments and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders, we are required to withhold 10% of the taxable portion of any lump sum distribution unless you elect out of withholding. For Annuity Payments, we will withhold on the taxable portion of Annuity Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any distribution or Annuity Payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                               OTHER INFORMATION

American International Life Assurance Company of New York

AILife is a stock life insurance company organized under the laws of New York. AILife's home office address is 80 Pine Street, New York, New York 10005. AILife was incorporated in 1962. AILife is a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG American General is a marketing name of AILife and its affiliates.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to Contract Owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

AILife is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AILife's membership in IMSA applies only to AILife and not its products.

Guarantee of Insurance Obligations

Insurance obligations under the Contracts are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AILife. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the fixed investment option. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

AILife expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on Contracts issued prior to termination of the National Union guarantee would continue to be covered, including obligations arising from premium payments or other payments received after termination, until satisfied in full.

National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is an indirect wholly owned subsidiary of American International Group, Inc. and an affiliate of AILife.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the Contract Owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Privileges

We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) the corresponding value invested in that Fund divided by (b) the net asset value of one share of that fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Variable Account.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to Funds allocated to the fixed investment option.

We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at 2727-A Allen Parkway, 2-G7, Houston, Texas 77019. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other separate accounts and for the separate accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

American International Life Assurance Company of New York may pay commissions of no more than 4% of each Premium Payment to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

On February 9, 2006, AIG, the parent company and an affiliated person of AILife, the variable account and its principal underwriter, AGESC, and National Union, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including AILife, the variable account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, AILife, the variable account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                             FINANCIAL STATEMENTS

The Financial Statements of AILife, the Variable Account and National Union can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street (DPEN), Wilmington, Delaware, 19801, Attn:
Group Annuity Administration Department or call us at 1-877-299-1724. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable Annuity Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Annuity Payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.70%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.70%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the Funds' management fees and operating expenses at an annual rate of approximately 0.95% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.95%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly Annuity Payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.95% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.20%. The following tables include one set of illustrations showing Annuity Payments without the optional Cancellation Endorsement and one set of illustrations showing Annuity Payments with the optional Cancellation Endorsement.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option. The second assumes that 50% of the single Premium Payment is allocated to a fixed Annuity Payment Option using the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single Premium Payment has been allocated to the fixed Annuity Payment Option, the guaranteed minimum Annuity Payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. The illustrated variable Annuity Payments use an Assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing Annuity Payments and actual performance less than 3.5% per year will result in decreasing Annuity Payments. We may offer alternative Assumed Investment Returns. Fixed Annuity Payments remain constant.

These tables show the monthly Annuity Payments for several hypothetical constant Assumed Investment Returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly Annuity Payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an Annuity Payment Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $656.73

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $569.21

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:
---------------------------------------------------------------------------
                                                   Gross
                              ------------------------------------------------
                               0.00%    5.70%   6.00%   8.00%  10.00%  12.00%
Payment   Calendar  Attained  -------- ------- ------- ------- ------- -------
  Year      Year      Year                          Net
--------  --------  --------  ------------------------------------------------
                                -2.20%   3.50%   3.80%   5.80%   7.80%   9.80%
                              -------- ------- ------- ------- ------- -------
    1       2007       65      569.21  569.21  569.21  569.21   569.21  569.21
    2       2008       66      537.86  569.21  570.86  581.86   592.86  603.86
    3       2009       67      508.24  569.21  572.51  594.79   617.49  640.61
    4       2010       68      480.25  569.21  574.17  608.01   643.14  679.61
    5       2011       69      453.80  569.21  575.84  621.52   669.86  720.98
   10       2016       74      341.87  569.21  584.23  693.71   821.07  968.79
   15       2021       79      257.54  569.21  592.75  774.30  1006.40 1301.79
   20       2026       84      194.02  569.21  601.39  864.24  1233.57 1749.24

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $656.73

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $328.37. The monthly guaranteed payment of $328.37 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                              Monthly Payments
                     With an Assumed Rate of Return of:
---------------------------------------------------------------------------
                                                 Gross
                            ------------------------------------------------
                             0.00%    5.70%   6.00%   8.00%  10.00%  12.00%
Payment   Calendar Attained -------- ------- ------- ------- ------- -------
  Year      Year     Year                     Net
--------  -------- -------- ---------------------------------------- -------
                              -2.20%   3.50%   3.80%   5.80%   7.80%   9.80%
                            -------- ------- ------- ------- ------- -------
    1       2007      65     612.97  612.97  612.97  612.97  612.97   612.97
    2       2008      66     597.30  612.97  613.79  619.29  624.79   630.29
    3       2009      67     582.49  612.97  614.62  625.76  637.11   648.67
    4       2010      68     568.49  612.97  615.45  632.37  649.94   668.17
    5       2011      69     555.27  612.97  616.28  639.12  663.30   688.85
   10       2016      74     499.30  612.97  620.48  675.22  738.90   812.76
   15       2021      79     457.14  612.97  624.74  715.51  831.56   979.26
   20       2026      84     425.37  612.97  629.06  760.48  945.15  1202.99

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $615.97

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $527.32

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                              Monthly Payments
                     With an Assumed Rate of Return of:
---------------------------------------------------------------------------
                                                 Gross
                            ------------------------------------------------
                             0.00%    5.70%   6.00%   8.00%  10.00%  12.00%
Payment   Calendar Attained -------- ------- ------- ------- ------- -------
  Year      Year     Year                         Net
--------  -------- -------- ------------------------------------------------
                              -2.20%   3.50%   3.80%   5.80%   7.80%   9.80%
                            -------- ------- ------- ------- ------- -------
    1       2007      65     527.32  527.32  527.32  527.32   527.32  527.32
    2       2008      66     498.28  527.32  528.85  539.04   549.23  559.42
    3       2009      67     470.84  527.32  530.38  551.02   572.05  593.47
    4       2010      68     444.91  527.32  531.92  563.26   595.81  629.59
    5       2011      69     420.41  527.32  533.46  575.78   620.57  667.92
   10       2016      74     316.71  527.32  541.24  642.66   760.64  897.50
   15       2021      79     238.59  527.32  549.13  717.31   932.34 1205.99
   20       2026      84     179.74  527.32  557.13  800.64  1142.78 1620.51

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $615.97

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $307.99. The monthly guaranteed payment of $307.99 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                              Monthly Payments
                     With an Assumed Rate of Return of:
---------------------------------------------------------------------------
                                                 Gross
                            ------------------------------------------------
                             0.00%    5.70%   6.00%   8.00%  10.00%  12.00%
Payment   Calendar Attained -------- ------- ------- ------- ------- -------
  Year      Year     Year                         Net
--------  -------- -------- ------------------------------------------------
                              -2.20%   3.50%   3.80%   5.80%   7.80%   9.80%
                            -------- ------- ------- ------- ------- -------
    1       2007      65     571.65  571.65  571.65  571.65  571.65   571.65
    2       2008      66     557.12  571.65  572.41  577.50  582.60   587.69
    3       2009      67     543.40  571.65  573.18  583.49  594.01   604.72
    4       2010      68     530.44  571.65  573.94  589.62  605.89   622.78
    5       2011      69     518.19  571.65  574.72  595.87  618.27   641.94
   10       2016      74     466.34  571.65  578.60  629.32  688.31   756.73
   15       2021      79     427.28  571.65  582.55  666.64  774.15   910.98
   20       2026      84     397.86  571.65  586.55  708.30  879.38  1118.24

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $654.49

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $567.30

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                              Monthly Payments
                     With an Assumed Rate of Return of:
---------------------------------------------------------------------------
                                                 Gross
                            ------------------------------------------------
                             0.00%    5.70%   6.00%   8.00%  10.00%  12.00%
Payment   Calendar Attained -------- ------- ------- ------- ------- -------
  Year      Year     Year                         Net
--------  -------- -------- ------------------------------------------------
                              -2.20%   3.50%   3.80%   5.80%   7.80%   9.80%
                            -------- ------- ------- ------- ------- -------
    1       2007      65     567.30  567.30  567.30  567.30   567.30  567.30
    2       2008      66     536.06  567.30  568.94  579.91   590.87  601.83
    3       2009      67     506.54  567.30  570.59  592.79   615.42  638.46
    4       2010      68     478.64  567.30  572.25  605.97   640.99  677.33
    5       2011      69     452.28  567.30  573.91  619.43   667.62  718.56
   10       2016      74     340.72  567.30  582.27  691.39   818.31  965.54
   15       2021      79     256.68  567.30  590.76  771.70  1003.02 1297.42
   20       2026      84     193.37  567.30  599.37  861.34  1229.43 1743.37

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $654.49

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $327.25. The monthly guaranteed payment of $327.25 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                              Monthly Payments
                     With an Assumed Rate of Return of:
---------------------------------------------------------------------------
                                                 Gross
                            ------------------------------------------------
                             0.00%    5.70%   6.00%   8.00%  10.00%  12.00%
Payment   Calendar Attained -------- ------- ------- ------- ------- -------
  Year      Year     Year                         Net
--------  -------- -------- ------------------------------------------------
                              -2.20%   3.50%   3.80%   5.80%   7.80%   9.80%
                            -------- ------- ------- ------- ------- -------
    1       2007      65     610.90  610.90  610.90  610.90  610.90   610.90
    2       2008      66     595.27  610.90  611.72  617.20  622.68   628.16
    3       2009      67     580.51  610.90  612.54  623.64  634.95   646.48
    4       2010      68     566.56  610.90  613.37  630.23  647.74   665.91
    5       2011      69     553.38  610.90  614.20  636.96  661.05   686.52
   10       2016      74     497.61  610.90  618.38  672.94  736.40   810.02
   15       2021      79     455.58  610.90  622.62  713.09  828.76   975.96
   20       2026      84     423.93  610.90  626.93  757.91  941.96  1198.93

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $614.16

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $525.80

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                              Monthly Payments
                     With an Assumed Rate of Return of:
---------------------------------------------------------------------------
                                                 Gross
                            ------------------------------------------------
                             0.00%    5.70%   6.00%   8.00%  10.00%  12.00%
Payment   Calendar Attained -------- ------- ------- ------- ------- -------
  Year      Year     Year                         Net
--------  -------- -------- ------------------------------------------------
                              -2.20%   3.50%   3.80%   5.80%   7.80%   9.80%
                            -------- ------- ------- ------- ------- -------
    1       2007      65     525.80  525.80  525.80  525.80   525.80  525.80
    2       2008      66     496.84  525.80  527.32  537.48   547.64  557.81
    3       2009      67     469.48  525.80  528.85  549.43   570.40  591.76
    4       2010      68     443.63  525.80  530.39  561.64   594.09  627.78
    5       2011      69     419.19  525.80  531.92  574.12   618.78  665.99
   10       2016      74     315.80  525.80  539.68  640.81   758.45  894.91
   15       2021      79     237.90  525.80  547.54  715.25   929.65 1202.51
   20       2026      84     179.22  525.80  555.53  798.33  1139.49 1615.84

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $614.16

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $307.08. The monthly guaranteed payment of $307.08 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                              Monthly Payments
                     With an Assumed Rate of Return of:
---------------------------------------------------------------------------
                                                 Gross
                            ------------------------------------------------
                             0.00%    5.70%   6.00%   8.00%  10.00%  12.00%
Payment   Calendar Attained -------- ------- ------- ------- ------- -------
  Year      Year     Year                         Net
--------  -------- -------- ------------------------------------------------
                              -2.20%   3.50%   3.80%   5.80%   7.80%   9.80%
                            -------- ------- ------- ------- ------- -------
    1       2006      65     569.98  569.98  569.98  569.98  569.98   569.98
    2       2007      66     555.50  569.98  570.74  575.82  580.90   585.98
    3       2008      67     541.82  569.98  571.51  581.79  592.28   602.96
    4       2009      68     528.89  569.98  572.27  587.90  604.13   620.97
    5       2010      69     516.68  569.98  573.04  594.14  616.47   640.08
   10       2015      74     464.98  569.98  576.92  627.48  686.30   754.53
   15       2020      79     426.03  569.98  580.85  664.70  771.90   908.33
   20       2025      84     396.69  569.98  584.84  706.24  876.82  1115.00

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION........................................................  3
   AILife..................................................................  3
   Variable Account A......................................................  3
   National Union Fire Insurance Company of Pittsburgh, Pa.................  3
SERVICES...................................................................  4
DISTRIBUTION OF THE CONTRACTS..............................................  4
CONTRACT PROVISIONS........................................................  5
   Variable Annuity Payments...............................................  5
   Annuity Unit Value......................................................  5
   Net Investment Factor...................................................  6
   Misstatement of Age or Gender...........................................  7
   Evidence of Survival....................................................  7
ADDITIONAL INFORMATION ABOUT THE CONTRACTS.................................  7
   Gender neutral policies.................................................  7
   Our General Account.....................................................  7
MATERIAL CONFLICTS.........................................................  7
FINANCIAL STATEMENTS.......................................................  8
   Separate Account Financial Statements...................................  8
   AILife Financial Statements.............................................  8
   National Union Financial Statements.....................................  9
   Incorporation of AIG Financial Information..............................  9
INDEX TO FINANCIAL STATEMENTS..............................................  9
   Variable Account A Financial Statements.................................  9
   AILife Financial Statements.............................................  9
   National Union Financial Statements..................................... 10

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

 [LOGO OF AIG(R) AMERICAN GENERAL]                             PRIVACY NOTICE

--------------------------------------------------------------------------------

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

..   Our Employees, Representatives, Agents, and Selected Third Parties may
    collect Nonpublic Personal Information about you, including information:

   - Given to us on applications or other forms;

   - About transactions with us, our affiliates, or third parties;

   - From others, such as credit reporting agencies, employers, and federal and state agencies.

..   The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

..   We restrict access to Nonpublic Personal Information to those Employees,
    Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

..   We have policies and procedures that direct our Employees, Representatives,
    Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

..   We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

..   We do not share Nonpublic Personal Information about you except as allowed by law.

..   We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

    (i)Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties, as permitted by law; or

   (ii)other organizations with which we have joint marketing agreements as permitted by law.

..   The types of companies and persons to whom we may disclose Nonpublic
    Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

..   We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

..   Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

..   You will be notified if our privacy policy changes.

..   Our privacy policy applies to current and former customers.

THIS PRIVACY NOTICE IS GIVEN TO YOU FOR YOUR INFORMATION ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION.

--------------------------------------------------------------------------------

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd, American General Assurance Company, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

CALIFORNIA, NEW MEXICO AND VERMONT RESIDENTS ONLY:

Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2007 American International Group, Inc. All rights reserved.

 AGLC0375                                                             Rev0207

[LOGO OF AIG(R) AMERICAN GENERAL]        American International Life Assurance
                                                           Company of New York

For additional information about the Group Immediate Variable Annuity Contracts and the variable account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2007. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street (DPEN), Wilmington, Delaware 19801, Attention: Group Annuity Administration Department, or call us at 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Group Immediate Variable Annuity Contracts, including personalized illustrations of death benefits is available without charge to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the variable account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the variable account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street N.E., Washington, D.C. 20549.

Contracts issued by:

American International Life Assurance Company of New York
A member company of American International Group, Inc.
80 Pine Street, New York, New York 10005

Group Immediate Variable Annuity
Contract Form Number 21GVIA1000 with 26GVIA1000 certificate

Available only in the state of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by American International Life Assurance Company of New York are its responsibility. American International Life Assurance Company of New York is responsible for its own financial condition and contractual obligations.

          [LOGO OF IMSA] INSURANCE MARKETPLACE STANDARDS ASSOCIATION

   Membership in IMSA applies only to American International Life Assurance
                 Company of New York and not to its products.

(C) 2007 American International Group,                  ICA File No. 811-04865
Inc. All rights reserved.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              VARIABLE ACCOUNT A

                   GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                    GROUP ANNUITY ADMINISTRATION DEPARTMENT

                            600 KING STREET (DPEN)
                             WILMINGTON, DE 19801

                           TELEPHONE: 1-877-299-1724

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2007

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American International Life Assurance Company of New York Variable Account A (the "Separate Account" or "Variable Account A") dated May 1, 2007, describing the group immediate variable annuity contract (the "Contract" or "Contracts"). The description of the Contract or Contracts in the related prospectus is fully applicable to your certificate and the use of the word "Contract" or "Contracts" in this SAI includes such certificate. The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact American International Life Assurance Company of New York ("AILife") at the address or telephone number given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                               TABLE OF CONTENTS

GENERAL INFORMATION........................................................  3

   AILife..................................................................  3
   Variable Account A......................................................  3
   National Union Fire Insurance Company of Pittsburgh, Pa.................  3

SERVICES...................................................................  4

DISTRIBUTION OF THE CONTRACTS..............................................  4

CONTRACT PROVISIONS........................................................  5

   Variable Annuity Payments...............................................  5
   Annuity Unit Value......................................................  5
   Net Investment Factor...................................................  6
   Misstatement of Age or Gender...........................................  7
   Evidence of Survival....................................................  7

ADDITIONAL INFORMATION ABOUT THE CONTRACTS.................................  7

       Gender neutral policies.............................................  7
       Our General Account.................................................  7

MATERIAL CONFLICTS.........................................................  7

FINANCIAL STATEMENTS.......................................................  8

   Separate Account Financial Statements...................................  8
   AILife Financial Statements.............................................  8
   National Union Financial Statements.....................................  9
   Incorporation of AIG Financial Information..............................  9

INDEX TO FINANCIAL STATEMENTS..............................................  9

   Variable Account A Financial Statements.................................  9
   AILife Financial Statements.............................................  9
   National Union Financial Statements..................................... 10

                              GENERAL INFORMATION

AILife

   We are American International Life Assurance Company of New York ("AILife"). AILife is a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. AILife is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG American General is a marketing name of AILife and its affiliates.

   AILife is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AILife's membership in IMSA applies only to AILife and not its products.

Variable Account A

   We hold the Fund shares in the subaccounts of Variable Account A in which any of your single premium payment is invested. Variable Account A is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

   For record keeping and financial reporting purposes, Variable Account A is divided into 123 separate subaccounts, 50 of which are available under the Contracts offered by the prospectuses as variable investment options. All of these subaccounts, and the remaining 73 subaccounts, may be offered under other AILife contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the subaccount that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

   The assets in Variable Account A are our property. The assets in the Separate Account may not be used to pay any liabilities of AILife other than those arising from the Contracts. AILife is obligated to pay all amounts under the Contracts due the Contract Owners. We act as custodian for the Separate Account's assets.

National Union Fire Insurance Company of Pittsburgh, Pa.

   National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is an indirect wholly owned subsidiary of AIG and an affiliate of AILife.

                                   SERVICES

   AILife and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AILife and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2006, 2005 and 2004, AILife paid AIG for these services $1,383,468, $1,499,658 and $1,334,552, respectively.

   In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AILife's expenses and allocating these charges back to AILife. Previously, most of these expenses, such as payroll expenses, were paid by AILife directly. AILife, AGLC and AIG are parties to a services agreement. AILife and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AILife and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2006, 2005 and 2004, AILife paid AGLC for these services $13,922,336, $12,641,325 and $12,339,355, respectively.

   In 2003, AILife entered into a services agreement with The Vanguard Group, Inc. ("Vanguard"), a Pennsylvania corporation. Vanguard is an affiliate of the Vanguard Variable Insurance Fund and the Vanguard Public Mutual Funds. Under the services agreement, Vanguard provides administrative services to AILife. Those services include, but are not limited to, processing of applications, processing of client service requests, and printing and delivery of contract prospectuses and other marketing materials. During 2006, 2005 and 2004, AILife paid Vanguard for these services $161,965.25, $50,181.90, and $61,102.89, respectively. These payments to Vanguard do not result in any additional charges under the Contracts that are not described in the prospectus.

   We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE CONTRACTS

   American General Equity Services Corporation ("AGESC"), 2727-A Allen
Parkway, 2-G7, Houston, Texas 77019, a Delaware corporation and an affiliate of AILife, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AILife. AGESC also acts as principal underwriter for AILife's other separate accounts and for the separate accounts of certain AILife affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

   The Contracts are offered on a continuous basis.

   For certain Groups, the Contracts will be offered directly to participants and AILife may not pay any commission to entities that sell the Contracts. In such cases, payments may be made for services not directly related to the sale of the Contracts. Such services include establishment of administrative arrangements, recruitment and training of personnel, distribution and production of promotional literature, and similar services.

   Under other circumstances, the Contracts will be offered through individuals who will be licensed by State insurance authorities as agents of AILife. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AILife, or (2) other broker-dealer firms, which are not affiliated with AILife. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

   When AILife compensates broker-dealers that sell the Contracts, it pays according to one or more compensation schedules. Commissions are generally expected to be no greater than 6% of Premium Payments that Contract Owners make.

   AILife has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the Contract prospectus.

                              CONTRACT PROVISIONS

Variable Annuity Payments

   A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each Annuity Payment determined by our currently used annuity rate factor and the Annuity Unit values.

Annuity Unit Value

   The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100 for the Contracts. This was done when the first portfolio shares were purchased for the Contracts. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

    (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit value is being determined; and

    (b)  is the Assumed Investment Return for such Valuation Period.

   The Assumed Investment Return adjusts for the rate of return assumed in determining the first Variable Annuity Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

   The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

    (a)is equal to:

         (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

         (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

         (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

    (b)is equal to:

         (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

         (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

    (c)is equal to the mortality and expense risk charge rate for the Valuation Period.

   The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

   We will require proof of the age and gender of the Annuitant before making any Annuity Payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Annuity Payments have begun, any underpayment that may have been made will be paid in full with the next Annuity Payment, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future Annuity Payments until we are repaid in full.

Evidence of Survival

   If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                  ADDITIONAL INFORMATION ABOUT THE CONTRACTS

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

   Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AILife, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

    .  state insurance law or federal income tax law changes;

    .  investment management of an underlying Fund changes; or

    . voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more investment portfolio may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract Owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment in the Contracts. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract Owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AILife. AIG uses PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

   The statement of net assets as of December 31, 2006 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2006 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AILife Financial Statements

   The balance sheets of AILife at December 31, 2006 and 2005 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2006, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

National Union Financial Statements

   The statutory statement of admitted assets, liabilities, capital and surplus of National Union as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus and of cash flow for the two years ended December 31, 2006, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Incorporation of AIG Financial Information

   We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended
December 31, 2006, File No. 001-08787, filed on March 1, 2007, in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AILife that we include in this SAI as bearing on the ability of AILife to meet its obligations under the Contracts.

   You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of the Contracts.

                                                                      Page
I. Variable Account A Financial Statements                            ----

Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm.................................................... VA A - 1
Statement of Net Assets as of December 31, 2006...................... VA A - 2
Statement of Operations for the year ended December 31, 2006......... VA A - 4
Statement of Changes in Net Assets for the years ended December 31,
  2006 and 2005...................................................... VA A - 6
Notes to Financial Statements........................................ VA A - 24

                                                                      Page
II. AILife Financial Statements                                       ----

Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm.................................................... 2
Balance Sheets as of December 31, 2006 and 2005...................... 3
Statements of Income for the years ended December 31, 2006, 2005 and
  2004............................................................... 5
Statements of Shareholder's Equity for the years ended December 31,
  2006, 2005 and 2004................................................ 6
Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004........................................................... 7
Statements of Comprehensive Income for the years ended December 31,
  2006, 2005 and 2004................................................ 8
Notes to Financial Statements........................................ 10

                                                                           Page
 III. National Union Financial Statements                                  ----

 Report of PricewaterhouseCoopers LLP, Independent Auditors...............  2
 Statements of Admitted Assets (Statutory Basis) as of December 31, 2006
   and 2005...............................................................  3
 Statements of Liabilities, Capital and Surplus (Statutory Basis) as of
   December 31, 2006 and 2005.............................................  4
 Statements of Income and Changes in Capital and Surplus (Statutory
   Basis) for the years ended December 31, 2006 and 2005..................  5
 Statements of Cash Flow (Statutory Basis) for the years ended
   December 31, 2006 and 2005.............................................  6
 Notes to Statutory Basis Financial Statements............................  7

[LOGO OF AIG(R) AMERICAN GENERAL]

                                                             Variable Account A
                                                               Variable Annuity

                                                                           2006

                                                                  Annual Report

                                                              December 31, 2006

                      American International Life Assurance Company of New York

                         A member company of American International Group, Inc.

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                  PricewaterhouseCoopers LLP
                                                  1201 Louisiana
                                                  Suite 2900
                                                  Houston, TX 77002-5678
                                                  Telephone (713) 356-4000
                                                  Facsimile (713) 356-4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American International Life Assurance Company of New York and Contract Owners of American International Life Assurance Company of New York Variable Account A

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts of American International Life Assurance Company of New York Variable Account A (the "Separate Account") listed in Note A at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 6, 2007

                                   VA A - 1

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF NET ASSETS
December 31, 2006

                                                      Due from (to)
                                                         American                                          Net assets
                                                    International Life             Contract   Contract   attributable to
                                      Investment        Assurance                  owners -   owners -      contract
                                    securities - at     Company of                 annuity  accumulation      owner
Sub-accounts                          fair value         New York      Net Assets  reserves   reserves      reserves
------------                        --------------- ------------------ ----------- -------- ------------ ---------------
AIM V.I. Capital Appreciation Fund
  - Series I                          $   278,859         $   --       $   278,859 $     -- $   278,859    $   278,859
AIM V.I. International Growth Fund
  - Series I                              173,922             --           173,922       --     173,922        173,922
AllianceBernstein Americas
  Government Income Portfolio -
  Class A                               3,601,465             --         3,601,465       --   3,601,465      3,601,465
AllianceBernstein Balanced Shares
  Portfolio - Class A                  10,956,166             (1)       10,956,165   28,175  10,927,990     10,956,165
AllianceBernstein Global Bond
  Portfolio - Class A                   1,145,038             --         1,145,038   10,473   1,134,565      1,145,038
AllianceBernstein Global Dollar
  Government Portfolio - Class A        2,158,982             --         2,158,982       --   2,158,982      2,158,982
AllianceBernstein Global
  Technology Portfolio - Class A        8,399,219              1         8,399,220       --   8,399,220      8,399,220
AllianceBernstein Global
  Technology Portfolio - Class B        1,544,496             --         1,544,496       --   1,544,496      1,544,496
AllianceBernstein Growth and
  Income Portfolio - Class A           26,469,933             --        26,469,933  320,053  26,149,880     26,469,933
AllianceBernstein Growth and
  Income Portfolio - Class B           11,106,538             --        11,106,538   22,896  11,083,642     11,106,538
AllianceBernstein Growth Portfolio
  - Class A                            12,514,816             --        12,514,816       --  12,514,816     12,514,816
AllianceBernstein Growth Portfolio
  - Class B                             3,136,937             --         3,136,937       --   3,136,937      3,136,937
AllianceBernstein High Yield
  Portfolio - Class A                   2,731,700             --         2,731,700    5,352   2,726,348      2,731,700
AllianceBernstein International
  Growth Portfolio - Class A            5,300,029             --         5,300,029    6,860   5,293,169      5,300,029
AllianceBernstein International
  Research Growth Portfolio -
  Class A                               6,446,741             (1)        6,446,740  204,303   6,242,437      6,446,740
AllianceBernstein International
  Value Portfolio - Class A             3,031,561             --         3,031,561       --   3,031,561      3,031,561
AllianceBernstein Large Cap Growth
  Portfolio - Class A                  15,226,351             (1)       15,226,350   10,424  15,215,926     15,226,350
AllianceBernstein Large Cap Growth
  Portfolio - Class B                   3,321,568             (1)        3,321,567       --   3,321,567      3,321,567
AllianceBernstein Money Market
  Portfolio - Class A                   2,023,246          7,232         2,030,478       --   2,030,478      2,030,478
AllianceBernstein Money Market
  Portfolio - Class B                   1,481,691          4,868         1,486,559       --   1,486,559      1,486,559
AllianceBernstein Real Estate
  Investment Portfolio - Class A        5,309,742             (1)        5,309,741    6,454   5,303,287      5,309,741
AllianceBernstein Small Cap Growth
  Portfolio - Class A                   5,023,292             (1)        5,023,291    8,113   5,015,178      5,023,291
AllianceBernstein Small/Mid Cap
  Value Portfolio - Class A             5,373,424             --         5,373,424       --   5,373,424      5,373,424
AllianceBernstein U.S.
  Government/High Grade Securities
  Portfolio - Class A                   7,513,510             (1)        7,513,509   32,225   7,481,284      7,513,509
AllianceBernstein U.S.
  Government/High Grade Securities
  Portfolio - Class B                     137,148             --           137,148       --     137,148        137,148
AllianceBernstein Utility Income
  Portfolio - Class A                   4,310,788             --         4,310,788       --   4,310,788      4,310,788
AllianceBernstein Value Portfolio
  - Class B                             5,496,774             --         5,496,774       --   5,496,774      5,496,774
BlackRock Basic Value V.I. Fund -
  Class I                                 120,453             --           120,453       --     120,453        120,453
BlackRock Bond V.I. Fund - Class I         70,461            269            70,730       --      70,730         70,730
BlackRock Global Allocation V.I.
  Fund - Class I                           77,793             --            77,793       --      77,793         77,793
BlackRock Global Growth V.I. Fund
  - Class I                                19,574             --            19,574       --      19,574         19,574
BlackRock High Income V.I. Fund -
  Class I                                  22,988            151            23,139       --      23,139         23,139
BlackRock International Value V.I.
  Fund - Class I                           27,233             --            27,233       --      27,233         27,233
BlackRock Large Cap Core V.I. Fund
  - Class I                                24,600             --            24,600       --      24,600         24,600
Delaware VIP Balanced Series -
  Standard class                           96,016             --            96,016       --      96,016         96,016
Delaware VIP Capital Reserves
  Series - Standard class                  94,240            116            94,356       --      94,356         94,356
Delaware VIP Cash Reserve Series -
  Standard class                          118,112            155           118,267       --     118,267        118,267
Delaware VIP Growth Opportunities
  Series - Standard class                 615,569             --           615,569       --     615,569        615,569
Delaware VIP High Yield Series -
  Standard class                           41,263             --            41,263       --      41,263         41,263
Delaware VIP Value Series -
  Standard class                        1,612,927             --         1,612,927       --   1,612,927      1,612,927
Dreyfus Stock Index Fund, Inc. -
  Initial shares                        1,229,459             --         1,229,459       --   1,229,459      1,229,459
Dreyfus VIF Small Company Stock
  Portfolio - Initial shares              100,952             (1)          100,951       --     100,951        100,951
Fidelity VIP Asset Manager
  Portfolio - Initial Class               399,922             --           399,922       --     399,922        399,922
Fidelity VIP Contrafund Portfolio
  - Initial Class                         618,183             --           618,183       --     618,183        618,183
Fidelity VIP Growth Portfolio -
  Initial Class                         1,264,747             --         1,264,747       --   1,264,747      1,264,747
Fidelity VIP High Income Portfolio
  - Initial Class                         123,032             --           123,032       --     123,032        123,032
Fidelity VIP Investment Grade Bond
  Portfolio - Initial Class               160,177             --           160,177       --     160,177        160,177
Fidelity VIP Money Market
  Portfolio - Initial Class               690,098             --           690,098       --     690,098        690,098
Fidelity VIP Overseas Portfolio -
  Initial Class                            63,354             --            63,354       --      63,354         63,354

                            See accompanying notes.

                                   VA A - 2

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2006

                                                      Due from (to)
                                                         American                                         Net assets
                                                    International Life            Contract   Contract   attributable to
                                      Investment        Assurance                 owners -   owners -      contract
                                    securities - at   Company of New              annuity  accumulation      owner
Sub-accounts                          fair value           York        Net Assets reserves   reserves      reserves
------------                        --------------- ------------------ ---------- -------- ------------ ---------------
UBS U.S. Allocation Portfolio          $130,515            $--          $130,515  $     --   $130,515      $130,515
Van Eck Worldwide Emerging Markets
  Fund                                   14,005             --            14,005        --     14,005        14,005
Van Eck Worldwide Hard Assets Fund       76,694             --            76,694        --     76,694        76,694
Vanguard Dividend Growth Fund            27,583             --            27,583    27,583         --        27,583
Vanguard Inflation-Protected
  Securities Fund                        17,263             (1)           17,262    17,262         --        17,262
Vanguard LifeStrategy Income Fund        47,047             (1)           47,046    47,046         --        47,046
Vanguard VIF Balanced Portfolio         316,782             (1)          316,781   316,781         --       316,781
Vanguard VIF Capital Growth
  Portfolio                              32,735             --            32,735    32,735         --        32,735
Vanguard VIF Diversified Value
  Portfolio                              59,190             --            59,190    59,190         --        59,190
Vanguard VIF Equity Income
  Portfolio                              81,527             --            81,527    81,527         --        81,527
Vanguard VIF Equity Index Portfolio      36,792             --            36,792    36,792         --        36,792
Vanguard VIF Growth Portfolio            38,734             --            38,734    38,734         --        38,734
Vanguard VIF High Yield Bond
  Portfolio                              27,504             --            27,504    27,504         --        27,504
Vanguard VIF International
  Portfolio                             131,350             (1)          131,349   131,349         --       131,349
Vanguard VIF Mid-Cap Index
  Portfolio                             130,152             --           130,152   130,152         --       130,152
Vanguard VIF Money Market Portfolio      27,820             --            27,820    27,820         --        27,820
Vanguard VIF REIT Index Portfolio       129,108             --           129,108   129,108         --       129,108
Vanguard VIF Short-Term
  Investment-Grade Portfolio              4,701             --             4,701     4,701         --         4,701
Vanguard VIF Small Company Growth
  Portfolio                              67,769             (1)           67,768    67,768         --        67,768
Vanguard VIF Total Bond Market
  Index Portfolio                       159,807             --           159,807   159,807         --       159,807
Vanguard VIF Total Stock Market
  Index Portfolio                       217,990             --           217,990   217,990         --       217,990

                            See accompanying notes.

                                   VA A - 3

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

                              A           B          A+B=C          D              E             F           C+D+E+F
                          --------- -------------- ---------- -------------- ------------- -------------- --------------
                                    Mortality and                                          Net change in     Increase
                          Dividends  expense risk     Net                    Capital gain    unrealized   (decrease) in
                            from         and       Investment  Net realized  distributions  appreciation    net assets
                           mutual   administrative   Income   gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                funds      charges       (loss)    investments       funds     of investments   operations
------------              --------- -------------- ---------- -------------- ------------- -------------- --------------
AIM V.I. Capital
  Appreciation Fund -
  Series I                $    170    $  (4,119)   $  (3,949)  $    (9,867)   $       --     $   27,473     $   13,657
AIM V.I. International
  Growth Fund - Series I     1,716       (2,473)        (757)        7,347            --         34,805         41,395
AllianceBernstein
  Americas Government
  Income Portfolio -
  Class A                  271,264      (53,639)     217,625         4,034        12,043       (171,402)        62,300
AllianceBernstein
  Balanced Shares
  Portfolio - Class A      272,659     (153,469)     119,190       148,074       295,661        489,026      1,051,951
AllianceBernstein Global
  Bond Portfolio - Class
  A                         18,041      (16,282)       1,759       (41,817)       10,001         70,129         40,072
AllianceBernstein Global
  Dollar Government
  Portfolio - Class A      121,281      (30,375)      90,906        18,437        95,687        (28,963)       176,067
AllianceBernstein Global
  Technology Portfolio -
  Class A                       --     (130,248)    (130,248)   (2,659,120)           --      3,349,204        559,836
AllianceBernstein Global
  Technology Portfolio -
  Class B                       --      (21,869)     (21,869)          414            --        120,790         99,335
AllianceBernstein Growth
  and Income Portfolio -
  Class A                  376,590     (367,013)       9,577       816,974     1,369,232      1,585,390      3,781,173
AllianceBernstein Growth
  and Income Portfolio -
  Class B                  121,783     (147,129)     (25,346)      210,292       546,796        788,757      1,520,499
AllianceBernstein Growth
  Portfolio - Class A           --     (190,452)    (190,452)     (750,175)           --        478,220       (462,407)
AllianceBernstein Growth
  Portfolio - Class B           --      (44,777)     (44,777)      161,339            --       (213,030)       (96,468)
AllianceBernstein High
  Yield Portfolio -
  Class A                  237,470      (39,041)     198,429        19,577            --        (14,629)       203,377
AllianceBernstein
  International Growth
  Portfolio - Class A       47,373      (73,723)     (26,350)      581,175        31,582        573,510      1,159,917
AllianceBernstein
  International Research
  Growth Portfolio -
  Class A                   25,198      (86,643)     (61,445)      756,249            --        656,000      1,350,804
AllianceBernstein
  International Value
  Portfolio - Class A       35,586      (36,962)      (1,376)      379,105        46,743        336,243        760,715
AllianceBernstein Large
  Cap Growth Portfolio -
  Class A                       --     (241,524)    (241,524)   (1,310,748)           --      1,031,026       (521,246)
AllianceBernstein Large
  Cap Growth Portfolio -
  Class B                       --      (46,778)     (46,778)      144,069            --       (164,127)       (66,836)
AllianceBernstein Money
  Market Portfolio -
  Class A                   99,386      (33,756)      65,630            --            --             --         65,630
AllianceBernstein Money
  Market Portfolio -
  Class B                   66,227      (24,096)      42,131            --            --             --         42,131
AllianceBernstein Real
  Estate Investment
  Portfolio - Class A       99,203      (69,562)      29,641       581,141       633,797        199,141      1,443,720
AllianceBernstein Small
  Cap Growth Portfolio -
  Class A                       --      (72,662)     (72,662)       82,426            --        424,437        434,201
AllianceBernstein
  Small/Mid Cap Value
  Portfolio - Class A       21,501      (72,562)     (51,061)      341,426       355,483        (13,726)       632,122
AllianceBernstein U.S.
  Government/ High Grade
  Securities Portfolio -
  Class A                  323,576     (111,174)     212,402       (79,139)           --         44,833        178,096
AllianceBernstein U.S.
  Government/ High Grade
  Securities Portfolio -
  Class B                    6,044       (2,028)       4,016        (1,525)           --            270          2,761
AllianceBernstein
  Utility Income
  Portfolio - Class A      105,101      (57,810)      47,291       158,392            --        626,098        831,781
AllianceBernstein Value
  Portfolio - Class B       47,699      (70,440)     (22,741)      284,348       135,871        506,411        903,889
BlackRock Basic Value
  V.I. Fund - Class I        1,847       (1,508)         339           263        12,139          7,497         20,238
BlackRock Bond V.I. Fund
  - Class I                  3,232         (973)       2,259           139            --           (370)         2,028
BlackRock Global
  Allocation V.I. Fund -
  Class I                    2,004       (1,013)         991            95         2,919          6,100         10,105
BlackRock Global Growth
  V.I. Fund - Class I          173         (246)         (73)           12            --          3,372          3,311
BlackRock High Income
  V.I. Fund - Class I        2,120         (401)       1,719        (5,513)           --          6,109          2,315
BlackRock International
  Value V.I. Fund -
  Class I                      879         (472)         407         5,079         2,311           (103)         7,694
BlackRock Large Cap Core
  V.I. Fund - Class I          220         (320)        (100)          (12)        2,637            338          2,863
Delaware VIP Balanced
  Series - Standard class    2,705       (1,192)       1,513        (9,631)           --         21,363         13,245
Delaware VIP Capital
  Reserves Series -
  Standard class             5,256       (1,535)       3,721         2,793            --         (2,934)         3,580
Delaware VIP Cash
  Reserve Series -
  Standard class             5,106       (1,449)       3,657            --            --             --          3,657
Delaware VIP Growth
  Opportunities Series -
  Standard class                --       (7,569)      (7,569)          793            --         36,539         29,763
Delaware VIP High Yield
  Series - Standard class    3,074         (556)       2,518        (4,436)           --          6,563          4,645
Delaware VIP Value
  Series - Standard class   23,520      (18,708)       4,812        42,202        31,120        231,943        310,077
Dreyfus Stock Index
  Fund, Inc. - Initial
  shares                    21,190      (18,339)       2,851         5,183            --        157,772        165,806
Dreyfus VIF Small
  Company Stock
  Portfolio - Initial
  shares                        --       (1,391)      (1,391)        5,347        11,803         (6,559)         9,200
Fidelity VIP Asset
  Manager Portfolio -
  Initial Class             11,859       (5,757)       6,102        (6,955)           --         23,637         22,784
Fidelity VIP Contrafund
  Portfolio - Initial
  Class                      8,388       (9,715)      (1,327)       51,134        50,579        (33,764)        66,622
Fidelity VIP Growth
  Portfolio - Initial
  Class                      5,204      (18,128)     (12,924)      (53,454)           --        132,893         66,515
Fidelity VIP High Income
  Portfolio - Initial
  Class                      9,158       (1,346)       7,812         5,373            --         (2,921)        10,264
Fidelity VIP Investment
  Grade Bond Portfolio -
  Initial Class              7,981       (2,472)       5,509        (6,204)          478          4,499          4,282

                            See accompanying notes.

                                   VA A - 4

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2006

                                          A           B          A+B=C         D            E             F           C+D+E+F
                                      --------- -------------- ---------- ----------- ------------- -------------- --------------
                                                Mortality and                 Net                   Net change in     Increase
                                      Dividends  expense risk     Net      realized   Capital gain    unrealized   (decrease) in
                                        from         and       investment gain (loss) distributions  appreciation    net assets
                                       mutual   administrative   income       on       from mutual  (depreciation) resulting from
Sub-accounts                            funds      charges       (loss)   investments     funds     of investments   operations
------------                          --------- -------------- ---------- ----------- ------------- -------------- --------------
Fidelity VIP Money Market Portfolio
  - Initial Class                      $57,109     $(16,811)    $40,298     $    --      $    --       $     --       $40,298
Fidelity VIP Overseas Portfolio -
  Initial Class                            781       (1,090)       (309)      4,187          543          5,566         9,987
UBS U.S. Allocation Portfolio            4,663       (2,049)      2,614      (8,336)          --         16,974        11,252
Van Eck Worldwide Emerging Markets
  Fund                                     402         (604)       (202)     43,150        6,336        (42,052)        7,232
Van Eck Worldwide Hard Assets Fund          57       (1,099)     (1,042)     12,328        4,869            213        16,368
Vanguard Dividend Growth Fund              496         (134)        362         104           --          4,043         4,509
Vanguard Inflation-Protected
  Securities Fund                          616          (69)        547           3           --           (152)          398
Vanguard LifeStrategy Income Fund        1,834         (243)      1,591           7          226          1,511         3,335
Vanguard VIF Balanced Portfolio          7,257       (1,447)      5,810       1,122        8,965         20,623        36,520
Vanguard VIF Capital Growth Portfolio      209         (162)         47         592        1,271          1,372         3,282
Vanguard VIF Diversified Value
  Portfolio                              1,105         (296)        809       1,591          724          6,535         9,659
Vanguard VIF Equity Income Portfolio     1,652         (337)      1,315         454        2,722          7,816        12,307
Vanguard VIF Equity Index Portfolio        413         (163)        250         183        1,600          2,316         4,349
Vanguard VIF Growth Portfolio              135         (182)        (47)        440           --              6           399
Vanguard VIF High Yield Bond
  Portfolio                              1,699         (121)      1,578         (20)          --            161         1,719
Vanguard VIF International Portfolio     1,512         (678)        834       7,419        1,237         20,847        30,337
Vanguard VIF Mid-Cap Index Portfolio     1,388         (682)        706       4,529        5,343          5,673        16,251
Vanguard VIF Money Market Portfolio      1,490         (155)      1,335          --           --             --         1,335
Vanguard VIF REIT Index Portfolio        2,665         (670)      1,995      12,467        8,440         14,716        37,618
Vanguard VIF Short-Term Investment-
  Grade Portfolio                          184          (25)        159          (3)          --             52           208
Vanguard VIF Small Company Growth
  Portfolio                                233         (329)        (96)        488        7,185         (1,700)        5,877
Vanguard VIF Total Bond Market Index
  Portfolio                              6,142         (782)      5,360        (130)          --            214         5,444
Vanguard VIF Total Stock Market
  Index Portfolio                        1,984       (1,082)        902       2,420       15,664         10,103        29,089

                            See accompanying notes.

                                   VA A - 5

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2006 and 2005

                                                                       Sub-accounts
                                              -------------------------------------------------------------
                                                  AIM                    AllianceBernstein
                                              V.I. Capital   AIM V.I.        Americas      AllianceBernstein
                                              Appreciation International Government Income  Balanced Shares
                                                 Fund -    Growth Fund -    Portfolio -       Portfolio -
                                                Series I     Series I         Class A           Class A
                                              ------------ ------------- ----------------- -----------------
For the Year Ended December 31, 2006

OPERATIONS:

   Net investment income (loss)                 $ (3,949)    $   (757)      $  217,625        $   119,190
   Net realized gain (loss) on investments        (9,867)       7,347            4,034            148,074
   Capital gain distributions from mutual
     funds                                            --           --           12,043            295,661
   Net change in unrealized appreciation
     (depreciation) of investments                27,473       34,805         (171,402)           489,026
                                                --------     --------       ----------        -----------
Increase (decrease) in net assets resulting
  from operations                                 13,657       41,395           62,300          1,051,951
                                                --------     --------       ----------        -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                      5,629          960               --                 --
   Administrative charges                           (362)        (376)          (3,717)            (9,148)
   Net transfers from (to) other
     Sub-accounts or fixed rate option            (2,728)       8,687          (33,278)            64,852
   Mortality reserve transfers                        --           --               --                180
   Contract withdrawals                          (37,107)     (56,137)        (513,647)        (1,371,438)
   Surrender charges                                 (38)        (913)          (3,642)           (15,469)
   Death benefits                                     --           --          (47,074)          (237,511)
   Annuity payments                                   --           --               --             (7,220)
                                                --------     --------       ----------        -----------
Increase (decrease) in net assets resulting
  from principal transactions                    (34,606)     (47,779)        (601,358)        (1,575,754)
                                                --------     --------       ----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (20,949)      (6,384)        (539,058)          (523,803)

NET ASSETS:

   Beginning of year                             299,808      180,306        4,140,523         11,479,968
                                                --------     --------       ----------        -----------
   End of year                                  $278,859     $173,922       $3,601,465        $10,956,165
                                                ========     ========       ==========        ===========
For the Year Ended December 31, 2005

OPERATIONS:

   Net investment income (loss)                 $ (4,153)    $ (1,202)      $  213,157        $   138,700
   Net realized gain (loss) on investments       (17,642)      (3,908)          72,907            105,164
   Capital gain distributions from mutual
     funds                                            --           --               --                 --
   Net change in unrealized appreciation
     (depreciation) of investments                43,831       30,023          (16,392)            43,666
                                                --------     --------       ----------        -----------
Increase (decrease) in net assets resulting
from operations                                   22,036       24,913          269,672            287,530
                                                --------     --------       ----------        -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                     16,075        1,110              505            110,266
   Administrative charges                           (441)        (391)          (3,690)           (10,347)
   Net transfers from (to) other
     Sub-accounts or fixed rate option             4,095        6,085          345,947            515,652
   Mortality reserve transfers                        --           --               --                230
   Contract withdrawals                          (61,239)     (24,607)        (583,763)        (1,398,826)
   Surrender charges                                (292)        (820)          (7,984)            (8,985)
   Death benefits                                     --           --          (77,557)          (228,532)
   Annuity payments                                   --           --               --             (7,114)
                                                --------     --------       ----------        -----------
Increase (decrease) in net assets resulting
  from principal transactions                    (41,802)     (18,623)        (326,542)        (1,027,656)
                                                --------     --------       ----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (19,766)       6,290          (56,870)          (740,126)

NET ASSETS:

   Beginning of year                             319,574      174,016        4,197,393         12,220,094
                                                --------     --------       ----------        -----------
   End of year                                  $299,808     $180,306       $4,140,523        $11,479,968
                                                ========     ========       ==========        ===========

                            See accompanying notes.

                                   VA A - 6

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                    ----------------------------------------------------------------------
                                                      AllianceBernstein AllianceBernstein AllianceBernstein
                                    AllianceBernstein   Global Dollar        Global            Global
                                       Global Bond       Government        Technology        Technology
                                       Portfolio -       Portfolio -       Portfolio -       Portfolio -
                                         Class A           Class A           Class A           Class B
                                    ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $    1,759        $   90,906        $  (130,248)      $  (21,869)
   Net realized gain (loss) on
     investments                          (41,817)           18,437         (2,659,120)             414
   Capital gain distributions from
     mutual funds                          10,001            95,687                 --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        70,129           (28,963)         3,349,204          120,790
                                       ----------        ----------        -----------       ----------
Increase (decrease) in net assets
  resulting from operations                40,072           176,067            559,836           99,335
                                       ----------        ----------        -----------       ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 941                --              7,827               --
   Administrative charges                  (1,235)           (2,493)            (9,263)          (2,768)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                38,145           (60,079)          (469,289)          37,745
   Mortality reserve transfers                 72                --                 --               --
   Contract withdrawals                  (111,496)         (275,950)        (1,601,475)        (176,088)
   Surrender charges                       (1,338)           (4,699)           (13,199)          (4,663)
   Death benefits                         (56,635)          (57,752)          (635,465)              --
   Annuity payments                        (1,033)               --                 --               --
                                       ----------        ----------        -----------       ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (132,579)         (400,973)        (2,720,864)        (145,774)
                                       ----------        ----------        -----------       ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (92,507)         (224,906)        (2,161,028)         (46,439)

NET ASSETS:

   Beginning of year                    1,237,545         2,383,888         10,560,248        1,590,935
                                       ----------        ----------        -----------       ----------
   End of year                         $1,145,038        $2,158,982        $ 8,399,220       $1,544,496
                                       ==========        ==========        ===========       ==========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $  124,917        $  112,555        $  (152,195)      $  (21,450)
   Net realized gain (loss) on
     investments                          (48,981)           88,622         (2,504,405)         (12,752)
   Capital gain distributions from
     mutual funds                          18,690           110,814                 --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (240,003)         (125,728)         2,796,107           63,885
                                       ----------        ----------        -----------       ----------
Increase (decrease) in net assets
  resulting from operations              (145,377)          186,263            139,507           29,683
                                       ----------        ----------        -----------       ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments              23,638            10,082             32,490              120
   Administrative charges                  (1,624)           (3,061)           (11,362)          (2,646)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               168,472            72,913           (464,272)           7,657
   Mortality reserve transfers                 59                --                 --               --
   Contract withdrawals                  (121,198)         (383,795)        (1,581,403)         (76,261)
   Surrender charges                       (3,048)           (5,328)           (23,463)          (2,056)
   Death benefits                        (158,184)          (48,978)           (49,070)         (31,924)
   Annuity payments                        (1,114)               --                 --               --
                                       ----------        ----------        -----------       ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (92,999)         (358,167)        (2,097,080)        (105,110)
                                       ----------        ----------        -----------       ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (238,376)         (171,904)        (1,957,573)         (75,427)

NET ASSETS:

   Beginning of year                    1,475,921         2,555,792         12,517,821        1,666,362
                                       ----------        ----------        -----------       ----------
   End of year                         $1,237,545        $2,383,888        $10,560,248       $1,590,935
                                       ==========        ==========        ===========       ==========

                            See accompanying notes.

                                   VA A - 7

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                   Sub-accounts
                                    --------------------------------------------------------------------------
                                    AllianceBernstein  AllianceBernstein
                                        Growth and         Growth and     AllianceBernstein  AllianceBernstein
                                    Income Portfolio - Income Portfolio - Growth Portfolio - Growth Portfolio -
                                         Class A            Class B            Class A            Class B
                                    ------------------ ------------------ ------------------ ------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $     9,577        $   (25,346)       $  (190,452)        $  (44,777)
   Net realized gain (loss) on
     investments                           816,974            210,292           (750,175)           161,339
   Capital gain distributions from
     mutual funds                        1,369,232            546,796                 --                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      1,585,390            788,757            478,220           (213,030)
                                       -----------        -----------        -----------         ----------
Increase (decrease) in net assets
  resulting from operations              3,781,173          1,520,499           (462,407)           (96,468)
                                       -----------        -----------        -----------         ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                1,688             10,303              4,777             38,713
   Administrative charges                  (18,960)           (12,706)            (9,942)            (5,016)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                253,462             75,675           (363,207)           154,283
   Mortality reserve transfers              15,028                105                 --                 --
   Contract withdrawals                 (4,701,446)          (681,821)        (1,758,150)          (261,651)
   Surrender charges                       (16,879)           (16,066)            (9,475)            (5,900)
   Death benefits                         (809,906)          (178,002)          (617,488)           (77,162)
   Annuity payments                        (37,551)            (4,602)                --                 --
                                       -----------        -----------        -----------         ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (5,314,564)          (807,114)        (2,753,485)          (156,733)
                                       -----------        -----------        -----------         ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (1,533,391)           713,385         (3,215,892)          (253,201)

NET ASSETS:
   Beginning of year                    28,003,324         10,393,153         15,730,708          3,390,138
                                       -----------        -----------        -----------         ----------
   End of year                         $26,469,933        $11,106,538        $12,514,816         $3,136,937
                                       ===========        ===========        ===========         ==========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $    24,399        $    (9,430)       $  (217,260)        $  (46,039)
   Net realized gain (loss) on
     investments                           588,329            168,864         (1,081,656)           121,975
   Capital gain distributions from
     mutual funds                               --                 --                 --                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        323,054            181,188          2,754,538            269,091
                                       -----------        -----------        -----------         ----------
Increase (decrease) in net assets
  resulting from operations                935,782            340,622          1,455,622            345,027
                                       -----------        -----------        -----------         ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               32,434            383,013              8,742            132,197
   Administrative charges                  (21,776)           (12,468)           (12,372)            (5,151)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (623,227)          (185,201)          (151,686)            77,609
   Mortality reserve transfers                 134                265                 --                 --
   Contract withdrawals                 (4,210,697)          (742,713)        (2,487,233)          (337,492)
   Surrender charges                       (25,221)           (23,147)           (19,720)           (13,022)
   Death benefits                         (308,743)          (104,106)          (101,066)           (40,093)
   Annuity payments                         (1,789)            (4,459)                --                 --
                                       -----------        -----------        -----------         ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (5,158,885)          (688,816)        (2,763,335)          (185,952)
                                       -----------        -----------        -----------         ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (4,223,103)          (348,194)        (1,307,713)           159,075

NET ASSETS:

   Beginning of year                    32,226,427         10,741,347         17,038,421          3,231,063
                                       -----------        -----------        -----------         ----------
   End of year                         $28,003,324        $10,393,153        $15,730,708         $3,390,138
                                       ===========        ===========        ===========         ==========

                            See accompanying notes.

                                   VA A - 8

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                    ----------------------------------------------------------------------
                                                      AllianceBernstein AllianceBernstein
                                    AllianceBernstein   International     International   AllianceBernstein
                                       High Yield          Growth        Research Growth    International
                                       Portfolio -       Portfolio -       Portfolio -    Value Portfolio -
                                         Class A           Class A           Class A           Class A
                                    ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $  198,429        $   (26,350)      $  (61,445)       $   (1,376)
   Net realized gain (loss) on
     investments                           19,577            581,175          756,249           379,105
   Capital gain distributions from
     mutual funds                              --             31,582               --            46,743
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (14,629)           573,510          656,000           336,243
                                       ----------        -----------       ----------        ----------
Increase (decrease) in net assets
  resulting from operations               203,377          1,159,917        1,350,804           760,715
                                       ----------        -----------       ----------        ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 845              8,244            4,605             7,672
   Administrative charges                  (3,333)            (4,817)          (6,102)           (3,658)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (46,181)          (117,543)         305,912           324,841
   Mortality reserve transfers                 18                 12            8,616                --
   Contract withdrawals                  (273,125)          (920,586)        (954,959)         (305,798)
   Surrender charges                       (5,722)            (9,089)          (8,732)           (7,271)
   Death benefits                         (94,766)           (25,770)         (67,210)          (19,829)
   Annuity payments                          (591)              (475)         (24,053)               --
                                       ----------        -----------       ----------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (422,855)        (1,070,024)        (741,923)           (4,043)
                                       ----------        -----------       ----------        ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (219,478)            89,893          608,881           756,672

NET ASSETS:

   Beginning of year                    2,951,178          5,210,136        5,837,859         2,274,889
                                       ----------        -----------       ----------        ----------
   End of year                         $2,731,700        $ 5,300,029       $6,446,740        $3,031,561
                                       ==========        ===========       ==========        ==========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $  204,992        $   (47,676)      $  (49,433)       $  (16,224)
   Net realized gain (loss) on
     investments                          107,693            218,291          492,131           219,197
   Capital gain distributions from
     mutual funds                              --                 --               --            32,326
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (305,848)           711,281          459,350            68,402
                                       ----------        -----------       ----------        ----------
Increase (decrease) in net assets
  resulting from operations                 6,837            881,896          902,048           303,701
                                       ----------        -----------       ----------        ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               6,191             45,539          109,080            58,241
   Administrative charges                  (3,618)            (4,498)          (5,399)           (2,760)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               108,026             12,807          112,306           226,301
   Mortality reserve transfers                 23                 33               --                --
   Contract withdrawals                  (314,915)          (576,390)        (784,842)         (141,014)
   Surrender charges                       (4,430)            (5,113)          (4,771)           (4,061)
   Death benefits                         (32,381)          (104,463)         (48,746)          (18,538)
   Annuity payments                          (601)              (399)              --                --
                                       ----------        -----------       ----------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (241,705)          (632,484)        (622,372)          118,169
                                       ----------        -----------       ----------        ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (234,868)           249,412          279,676           421,870

NET ASSETS:

   Beginning of year                    3,186,046          4,960,724        5,558,183         1,853,019
                                       ----------        -----------       ----------        ----------
   End of year                         $2,951,178        $ 5,210,136       $5,837,859        $2,274,889
                                       ==========        ===========       ==========        ==========

                            See accompanying notes.

                                   VA A - 9

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                    ------------------------------------------------------------------------
                                    AllianceBernstein  AllianceBernstein  AllianceBernstein AllianceBernstein
                                        Large Cap          Large Cap        Money Market      Money Market
                                    Growth Portfolio - Growth Portfolio -    Portfolio -       Portfolio -
                                         Class A            Class B            Class A           Class B
                                    ------------------ ------------------ ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $  (241,524)        $  (46,778)       $    65,630       $    42,131
   Net realized gain (loss) on
     investments                        (1,310,748)           144,069                 --                --
   Capital gain distributions from
     mutual funds                               --                 --                 --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      1,031,026           (164,127)                --                --
                                       -----------         ----------        -----------       -----------
Increase (decrease) in net assets
  resulting from operations               (521,246)           (66,836)            65,630            42,131
                                       -----------         ----------        -----------       -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                5,475                384                812            52,620
   Administrative charges                  (15,007)            (5,638)            (2,186)           (1,869)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (403,287)            65,622            542,868          (487,336)
   Mortality reserve transfers                 187                 --                 --                --
   Contract withdrawals                 (3,499,819)          (223,689)        (1,155,564)         (200,831)
   Surrender charges                       (16,386)            (5,384)              (927)           (1,203)
   Death benefits                         (699,026)           (58,602)           (62,268)          (13,302)
   Annuity payments                         (1,153)                --                 --                --
                                       -----------         ----------        -----------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (4,629,016)          (227,307)          (677,265)         (651,921)
                                       -----------         ----------        -----------       -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (5,150,262)          (294,143)          (611,635)         (609,790)

NET ASSETS:

   Beginning of year                    20,376,612          3,615,710          2,642,113         2,096,349
                                       -----------         ----------        -----------       -----------
   End of year                         $15,226,350         $3,321,567        $ 2,030,478       $ 1,486,559
                                       ===========         ==========        ===========       ===========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $  (281,335)        $  (48,399)       $    26,034       $    14,440
   Net realized gain (loss) on
     investments                        (1,793,993)           120,264                 --                --
   Capital gain distributions from
     mutual funds                               --                 --                 --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      4,513,915            348,106                 --                --
                                       -----------         ----------        -----------       -----------
Increase (decrease) in net assets
  resulting from operations              2,438,587            419,971             26,034            14,440
                                       -----------         ----------        -----------       -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               36,934             12,750                600           210,120
   Administrative charges                  (17,845)            (5,832)            (2,699)           (1,944)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (639,417)          (164,647)           668,384        (1,025,153)
   Mortality reserve transfers                 207                 --                 --                --
   Contract withdrawals                 (3,329,886)          (260,078)        (1,615,430)         (192,634)
   Surrender charges                       (35,751)           (11,107)           (11,724)           (1,915)
   Death benefits                         (221,164)           (54,896)          (161,093)               --
   Annuity payments                         (1,127)                --                 --                --
                                       -----------         ----------        -----------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (4,208,049)          (483,810)        (1,121,962)       (1,011,526)
                                       -----------         ----------        -----------       -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (1,769,462)           (63,839)        (1,095,928)         (997,086)

NET ASSETS:

   Beginning of year                    22,146,074          3,679,549          3,738,041         3,093,435
                                       -----------         ----------        -----------       -----------
   End of year                         $20,376,612         $3,615,710        $ 2,642,113       $ 2,096,349
                                       ===========         ==========        ===========       ===========

                            See accompanying notes.

                                   VA A - 10

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                    -----------------------------------------------------------------------
                                                                                           AllianceBernstein
                                    AllianceBernstein                                            U.S.
                                       Real Estate    AllianceBernstein  AllianceBernstein  Government/High
                                       Investment         Small Cap        Small/Mid Cap   Grade Securities
                                       Portfolio -    Growth Portfolio - Value Portfolio -    Portfolio -
                                         Class A           Class A            Class A           Class A
                                    ----------------- ------------------ ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $   29,641         $  (72,662)       $  (51,061)       $   212,402
   Net realized gain (loss) on
     investments                          581,141             82,426           341,426            (79,139)
   Capital gain distributions from
     mutual funds                         633,797                 --           355,483                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       199,141            424,437           (13,726)            44,833
                                       ----------         ----------        ----------        -----------
Increase (decrease) in net assets
  resulting from operations             1,443,720            434,201           632,122            178,096
                                       ----------         ----------        ----------        -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               4,905              2,123             2,405             17,624
   Administrative charges                  (6,142)            (3,996)           (5,490)            (8,093)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                60,668             56,421            40,601            (14,269)
   Mortality reserve transfers                (35)               101                --                124
   Contract withdrawals                  (800,968)          (613,965)         (346,338)          (857,962)
   Surrender charges                      (13,023)            (3,198)           (6,816)            (5,914)
   Death benefits                         (81,141)           (45,483)          (45,526)          (640,657)
   Annuity payments                          (447)            (1,004)               --             (5,813)
                                       ----------         ----------        ----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (836,183)          (609,001)         (361,164)        (1,514,960)
                                       ----------         ----------        ----------        -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  607,537           (174,800)          270,958         (1,336,864)

NET ASSETS:

   Beginning of year                    4,702,204          5,198,091         5,102,466          8,850,373
                                       ----------         ----------        ----------        -----------
   End of year                         $5,309,741         $5,023,291        $5,373,424        $ 7,513,509
                                       ==========         ==========        ==========        ===========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $   87,980         $  (72,171)       $  (31,953)       $   145,135
   Net realized gain (loss) on
     investments                          428,691            (78,723)          190,784              6,314
   Capital gain distributions from
     mutual funds                         491,281                 --           201,775            262,055
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (550,071)           286,132           (88,041)          (360,861)
                                       ----------         ----------        ----------        -----------
Increase (decrease) in net assets
  resulting from operations               457,881            135,238           272,565             52,643
                                       ----------         ----------        ----------        -----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments             114,600             28,727            70,531             21,169
   Administrative charges                  (5,713)            (3,974)           (5,114)            (9,153)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               133,719           (315,788)          850,692            224,800
   Mortality reserve transfers                 69                181                --                305
   Contract withdrawals                  (670,002)          (512,751)         (180,678)        (1,077,855)
   Surrender charges                       (6,889)            (2,938)           (3,263)            (8,910)
   Death benefits                         (72,924)           (62,432)          (72,164)          (114,350)
   Annuity payments                          (368)              (930)               --             (6,074)
                                       ----------         ----------        ----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (507,508)          (869,905)          660,004           (970,068)
                                       ----------         ----------        ----------        -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (49,627)          (734,667)          932,569           (917,425)

NET ASSETS:

   Beginning of year                    4,751,831          5,932,758         4,169,897          9,767,798
                                       ----------         ----------        ----------        -----------
   End of year                         $4,702,204         $5,198,091        $5,102,466        $ 8,850,373
                                       ==========         ==========        ==========        ===========

                            See accompanying notes.

                                   VA A - 11

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                    ---------------------------------------------------------------------
                                    AllianceBernstein
                                          U.S.
                                       Government/
                                       High Grade     AllianceBernstein
                                       Securities      Utility Income   AllianceBernstein    BlackRock
                                       Portfolio -       Portfolio -    Value Portfolio - Basic Value V.I.
                                         Class B           Class A           Class B       Fund - Class I
                                    ----------------- ----------------- ----------------- ----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $  4,016         $   47,291        $  (22,741)        $    339
   Net realized gain (loss) on
     investments                          (1,525)           158,392           284,348              263
   Capital gain distributions from
     mutual funds                             --                 --           135,871           12,139
   Net change in unrealized
     appreciation (depreciation)
     of investments                          270            626,098           506,411            7,497
                                        --------         ----------        ----------         --------
Increase (decrease) in net assets
  resulting from operations                2,761            831,781           903,889           20,238
                                        --------         ----------        ----------         --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --              2,500            14,342               --
   Administrative charges                   (117)            (3,914)           (6,816)            (108)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               22,666             89,141           142,481               (9)
   Mortality reserve transfers                --                 --                --               --
   Contract withdrawals                  (37,325)          (583,527)         (315,515)              --
   Surrender charges                          --             (4,935)           (7,702)              --
   Death benefits                             --           (146,115)          (76,712)              --
   Annuity payments                           --                 --                --               --
                                        --------         ----------        ----------         --------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (14,776)          (646,850)         (249,922)            (117)
                                        --------         ----------        ----------         --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (12,015)           184,931           653,967           20,121

NET ASSETS:

   Beginning of year                     149,163          4,125,857         4,842,807          100,332
                                        --------         ----------        ----------         --------
   End of year                          $137,148         $4,310,788        $5,496,774         $120,453
                                        ========         ==========        ==========         ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $  2,025         $   29,218        $   (6,871)        $     10
   Net realized gain (loss) on
     investments                             173            (20,011)          279,262              188
   Capital gain distributions from
     mutual funds                          4,289                 --            87,608            7,310
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (5,975)           547,540          (146,053)          (6,018)
                                        --------         ----------        ----------         --------
Increase (decrease) in net assets
  resulting from operations                  512            556,747           213,946            1,490
                                        --------         ----------        ----------         --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                 --             37,805           151,888               --
   Administrative charges                    (65)            (3,945)           (6,810)             (97)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                   (2)           105,628           174,335                2
   Mortality reserve transfers                --                 --                --               --
   Contract withdrawals                   (8,025)          (592,512)         (268,251)              --
   Surrender charges                          --             (9,752)           (5,638)              --
   Death benefits                             --            (64,129)         (105,276)              --
   Annuity payments                           --                 --                --               --
                                        --------         ----------        ----------         --------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (8,092)          (526,905)          (59,752)             (95)
                                        --------         ----------        ----------         --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (7,580)            29,842           154,194            1,395

NET ASSETS:

   Beginning of year                     156,743          4,096,015         4,688,613           98,937
                                        --------         ----------        ----------         --------
   End of year                          $149,163         $4,125,857        $4,842,807         $100,332
                                        ========         ==========        ==========         ========

                            See accompanying notes.

                                   VA A - 12

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                               Sub-accounts
                                    -----------------------------------------------------------------
                                                                        BlackRock
                                    BlackRock Bond  BlackRock Global  Global Growth   BlackRock High
                                     V.I. Fund -       Allocation      V.I. Fund -        Income
                                       Class I     V.I. Fund -Class I    Class I    V.I. Fund -Class I
                                    -------------- ------------------ ------------- ------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $ 2,259          $   991          $   (73)        $  1,719
   Net realized gain (loss) on
     investments                           139               95               12           (5,513)
   Capital gain distributions from
     mutual funds                           --            2,919               --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (370)           6,100            3,372            6,109
                                       -------          -------          -------         --------
Increase (decrease) in net assets
  resulting from operations              2,028           10,105            3,311            2,315
                                       -------          -------          -------         --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               --               --               --               --
   Administrative charges                  (59)             (73)             (18)             (28)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 (1)              (3)              (4)         (23,410)
   Mortality reserve transfers              --               --               --               --
   Contract withdrawals                 (1,439)              --               --               --
   Surrender charges                        --               --               --               --
   Death benefits                           --               --               --               --
   Annuity payments                         --               --               --               --
                                       -------          -------          -------         --------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (1,499)             (76)             (22)         (23,438)
                                       -------          -------          -------         --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   529           10,029            3,289          (21,123)

NET ASSETS:

   Beginning of year                    70,201           67,764           16,285           44,262
                                       -------          -------          -------         --------
   End of year                         $70,730          $77,793          $19,574         $ 23,139
                                       =======          =======          =======         ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $ 2,517          $   708          $   (20)        $  3,242
   Net realized gain (loss) on
     investments                           199              (35)             (37)            (139)
   Capital gain distributions from
     mutual funds                           --               --               --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     (2,295)           4,916            1,992           (3,044)
                                       -------          -------          -------         --------
Increase (decrease) in net assets
  resulting from operations                421            5,589            1,935               59
                                       -------          -------          -------         --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               --               --               --               --
   Administrative charges                  (59)             (64)             (15)             (44)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 (1)              (1)              (1)              --
   Mortality reserve transfers              --               --               --               --
   Contract withdrawals                 (1,464)              --               --               --
   Surrender charges                        --               --               --               --
   Death benefits                           --               --               --               --
   Annuity payments                         --               --               --               --
                                       -------          -------          -------         --------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (1,524)             (65)             (16)             (44)
                                       -------          -------          -------         --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (1,103)           5,524            1,919               15

NET ASSETS:

   Beginning of year                    71,304           62,240           14,366           44,247
                                       -------          -------          -------         --------
   End of year                         $70,201          $67,764          $16,285         $ 44,262
                                       =======          =======          =======         ========

                            See accompanying notes.

                                   VA A - 13

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                    ---------------------------------------------------------------------
                                         BlackRock                        Delaware VIP      Delaware VIP
                                    International Value BlackRock Large Balanced Series - Capital Reserves
                                        V.I. Fund -      Cap Core V.I.      Standard      Series -Standard
                                          Class I       Fund - Class I        class            class
                                    ------------------- --------------- ----------------- ----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)          $    407           $  (100)        $  1,513         $   3,721
   Net realized gain (loss) on
     investments                            5,079               (12)          (9,631)            2,793
   Capital gain distributions from
     mutual funds                           2,311             2,637               --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                          (103)              338           21,363            (2,934)
                                         --------           -------         --------         ---------
Increase (decrease) in net assets
  resulting from operations                 7,694             2,863           13,245             3,580
                                         --------           -------         --------         ---------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --                --               --                --
   Administrative charges                     (34)              (23)            (107)              (83)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                    (7)               (2)              (3)               25
   Mortality reserve transfers                 --                --               --                --
   Contract withdrawals                   (11,757)               --          (38,964)         (139,284)
   Surrender charges                           --                --               --                --
   Death benefits                              --                --               --                --
   Annuity payments                            --                --               --                --
                                         --------           -------         --------         ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (11,798)              (25)         (39,074)         (139,342)
                                         --------           -------         --------         ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   (4,104)            2,838          (25,829)         (135,762)

NET ASSETS:

   Beginning of year                       31,337            21,762          121,845           230,118
                                         --------           -------         --------         ---------
   End of year                           $ 27,233           $24,600         $ 96,016         $  94,356
                                         ========           =======         ========         =========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)          $    426           $  (150)        $  1,376         $   6,614
   Net realized gain (loss) on
     investments                              107               (35)          (9,239)              144
   Capital gain distributions from
     mutual funds                              --               893               --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                         2,352             1,561           10,682            (5,527)
                                         --------           -------         --------         ---------
Increase (decrease) in net assets
  resulting from operations                 2,885             2,269            2,819             1,231
                                         --------           -------         --------         ---------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  --                --               --                --
   Administrative charges                     (35)              (20)            (137)              (87)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                    (1)               (2)              (1)               --
   Mortality reserve transfers                 --                --               --                --
   Contract withdrawals                        --                38          (29,961)           (1,745)
   Surrender charges                           --               (38)              --                --
   Death benefits                              --                --               --                --
   Annuity payments                            --                --               --                --
                                         --------           -------         --------         ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                                (36)              (22)         (30,099)           (1,832)
                                         --------           -------         --------         ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    2,849             2,247          (27,280)             (601)

NET ASSETS:

   Beginning of year                       28,488            19,515          149,125           230,719
                                         --------           -------         --------         ---------
   End of year                           $ 31,337           $21,762         $121,845         $ 230,118
                                         ========           =======         ========         =========

                            See accompanying notes.

                                   VA A - 14

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                             Sub-accounts
                                    --------------------------------------------------------------
                                                    Delaware VIP
                                     Delaware VIP      Growth
                                     Cash Reserve  Opportunities  Delaware VIP High  Delaware VIP
                                       Series -       Series -     Yield Series -   Value Series -
                                    Standard class Standard class  Standard class   Standard class
                                    -------------- -------------- ----------------- --------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $  3,657       $ (7,569)        $ 2,518        $    4,812
   Net realized gain (loss) on
     investments                             --            793          (4,436)           42,202
   Capital gain distributions from
     mutual funds                            --             --              --            31,120
   Net change in unrealized
     appreciation (depreciation)
     of investments                          --         36,539           6,563           231,943
                                       --------       --------         -------        ----------
Increase (decrease) in net assets
  resulting from operations               3,657         29,763           4,645           310,077
                                       --------       --------         -------        ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --             --              --                --
   Administrative charges                   (34)          (463)           (102)             (711)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  (2)             1              (2)               (5)
   Mortality reserve transfers               --             --              --                --
   Contract withdrawals                      --         (9,762)         (9,462)         (121,249)
   Surrender charges                         --             --              --                --
   Death benefits                            --             --              --           (52,335)
   Annuity payments                          --             --              --                --
                                       --------       --------         -------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (36)       (10,224)         (9,566)         (174,300)
                                       --------       --------         -------        ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  3,621         19,539          (4,921)          135,777

NET ASSETS:

   Beginning of year                    114,646        596,030          46,184         1,477,150
                                       --------       --------         -------        ----------
   End of year                         $118,267       $615,569         $41,263        $1,612,927
                                       ========       ========         =======        ==========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)        $  1,845       $ (6,975)        $ 2,730        $    7,328
   Net realized gain (loss) on
     investments                             --         (9,599)         (3,387)           31,266
   Capital gain distributions from
     mutual funds                            --             --              --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                          --         69,635           1,760            31,518
                                       --------       --------         -------        ----------
Increase (decrease) in net assets
  resulting from operations               1,845         53,061           1,103            70,112
                                       --------       --------         -------        ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --             --              --                --
   Administrative charges                   (93)          (497)            (73)             (882)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  (2)            (7)             (1)               (7)
   Mortality reserve transfers               --             --              --                --
   Contract withdrawals                 (16,957)       (79,368)         (6,769)         (201,026)
   Surrender charges                         --             --              --                --
   Death benefits                            --             --              --                --
   Annuity payments                          --             --              --                --
                                       --------       --------         -------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (17,052)       (79,872)         (6,843)         (201,915)
                                       --------       --------         -------        ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (15,207)       (26,811)         (5,740)         (131,803)

NET ASSETS:

   Beginning of year                    129,853        622,841          51,924         1,608,953
                                       --------       --------         -------        ----------
   End of year                         $114,646       $596,030         $46,184        $1,477,150
                                       ========       ========         =======        ==========

                            See accompanying notes.

                                   VA A - 15

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                 Sub-accounts
                                    ---------------------------------------------------------------------
                                                          Dreyfus VIF                        Fidelity VIP
                                      Dreyfus Stock      Small Company   Fidelity VIP Asset   Contrafund
                                    Index Fund, Inc. - Stock Portfolio - Manager Portfolio -  Portfolio -
                                      Initial shares    Initial shares      Initial Class    Initial Class
                                    ------------------ ----------------- ------------------- -------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $    2,851         $ (1,391)          $   6,102        $  (1,327)
   Net realized gain (loss) on
     investments                             5,183            5,347              (6,955)          51,134
   Capital gain distributions from
     mutual funds                               --           11,803                  --           50,579
   Net change in unrealized
     appreciation (depreciation)
     of investments                        157,772           (6,559)             23,637          (33,764)
                                        ----------         --------           ---------        ---------
Increase (decrease) in net assets
  resulting from operations                165,806            9,200              22,784           66,622
                                        ----------         --------           ---------        ---------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                  960               --                  --            8,629
   Administrative charges                   (1,318)             (91)               (398)            (894)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                (11,876)           4,338               5,643           (1,549)
   Mortality reserve transfers                  --               --                  --               --
   Contract withdrawals                   (310,643)         (25,715)            (68,628)        (182,261)
   Surrender charges                        (1,665)            (412)               (687)          (1,645)
   Death benefits                          (28,857)              --                  --               --
   Annuity payments                             --               --                  --               --
                                        ----------         --------           ---------        ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (353,399)         (21,880)            (64,070)        (177,720)
                                        ----------         --------           ---------        ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (187,593)         (12,680)            (41,286)        (111,098)

NET ASSETS:

   Beginning of year                     1,417,052          113,631             441,208          729,281
                                        ----------         --------           ---------        ---------
   End of year                          $1,229,459         $100,951           $ 399,922        $ 618,183
                                        ==========         ========           =========        =========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $    2,834         $ (2,093)          $   8,068        $  (7,374)
   Net realized gain (loss) on
     investments                           (26,062)          13,410             (22,210)          14,382
   Capital gain distributions from
     mutual funds                               --            8,062                 197              123
   Net change in unrealized
     appreciation (depreciation)
     of investments                         62,298          (22,079)             25,133           87,723
                                        ----------         --------           ---------        ---------
Increase (decrease) in net assets
  resulting from operations                 39,070           (2,700)             11,188           94,854
                                        ----------         --------           ---------        ---------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                1,110              225                  --           16,190
   Administrative charges                   (1,589)            (130)               (516)            (932)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 (5,008)         (36,819)            (11,656)          58,801
   Mortality reserve transfers                  --               --                  --               --
   Contract withdrawals                   (276,174)         (37,583)           (146,863)        (116,383)
   Surrender charges                        (4,954)          (1,024)             (1,811)          (1,618)
   Death benefits                           (8,295)              --                  --           (2,109)
   Annuity payments                             --               --                  --               --
                                        ----------         --------           ---------        ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (294,910)         (75,331)           (160,846)         (46,051)
                                        ----------         --------           ---------        ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (255,840)         (78,031)           (149,658)          48,803

NET ASSETS:

   Beginning of year                     1,672,892          191,662             590,866          680,478
                                        ----------         --------           ---------        ---------
   End of year                          $1,417,052         $113,631           $ 441,208        $ 729,281
                                        ==========         ========           =========        =========

                            See accompanying notes.

                                   VA A - 16

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                  Sub-accounts
                                    ------------------------------------------------------------------------
                                                                            Fidelity VIP
                                       Fidelity VIP    Fidelity VIP High  Investment Grade Fidelity VIP Money
                                    Growth Portfolio - Income Portfolio - Bond Portfolio - Market Portfolio -
                                      Initial Class      Initial Class     Initial Class     Initial Class
                                    ------------------ ------------------ ---------------- ------------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $  (12,924)         $  7,812         $   5,509         $   40,298
   Net realized gain (loss) on
     investments                           (53,454)            5,373            (6,204)                --
   Capital gain distributions from
     mutual funds                               --                --               478                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        132,893            (2,921)            4,499                 --
                                        ----------          --------         ---------         ----------
Increase (decrease) in net assets
  resulting from operations                 66,515            10,264             4,282             40,298
                                        ----------          --------         ---------         ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                6,349               960                --                 --
   Administrative charges                   (1,505)             (131)             (227)            (1,140)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 (7,967)           60,485               568             22,164
   Mortality reserve transfers                  --                --                --                 --
   Contract withdrawals                   (124,845)          (34,275)          (47,700)          (637,444)
   Surrender charges                        (1,003)             (189)             (580)           (17,282)
   Death benefits                          (24,229)               --                --            (76,405)
   Annuity payments                             --                --                --                 --
                                        ----------          --------         ---------         ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (153,200)           26,850           (47,939)          (710,107)
                                        ----------          --------         ---------         ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   (86,685)           37,114           (43,657)          (669,809)

NET ASSETS:

   Beginning of year                     1,351,432            85,918           203,834          1,359,907
                                        ----------          --------         ---------         ----------
   End of year                          $1,264,747          $123,032         $ 160,177         $  690,098
                                        ==========          ========         =========         ==========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $  (12,190)         $ 12,615         $  10,605         $   21,736
   Net realized gain (loss) on
     investments                          (102,018)           (1,237)           (7,017)                --
   Capital gain distributions from
     mutual funds                               --                --             8,569                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        166,594           (10,873)          (12,572)                --
                                        ----------          --------         ---------         ----------
Increase (decrease) in net assets
  resulting from operations                 52,386               505              (415)            21,736
                                        ----------          --------         ---------         ----------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               17,091             1,110               150                 --
   Administrative charges                   (1,716)             (136)             (330)            (1,239)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                (39,890)          (13,958)            4,140             10,688
   Mortality reserve transfers                  --                --                --                 --
   Contract withdrawals                   (192,778)          (13,905)         (202,464)           (48,607)
   Surrender charges                        (2,484)             (520)           (1,201)              (593)
   Death benefits                           (5,219)           (1,925)               --                 --
   Annuity payments                             --                --                --                 --
                                        ----------          --------         ---------         ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (224,996)          (29,334)         (199,705)           (39,751)
                                        ----------          --------         ---------         ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (172,610)          (28,829)         (200,120)           (18,015)

NET ASSETS:

   Beginning of year                     1,524,042           114,747           403,954          1,377,922
                                        ----------          --------         ---------         ----------
   End of year                          $1,351,432          $ 85,918         $ 203,834         $1,359,907
                                        ==========          ========         =========         ==========

                            See accompanying notes.

                                   VA A - 17

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                               Sub-accounts
                                    ------------------------------------------------------------------
                                        Fidelity VIP      UBS U.S.  Van Eck Worldwide
                                    Overseas Portfolio - Allocation Emerging Markets  Van Eck Worldwide
                                       Initial Class     Portfolio        Fund        Hard Assets Fund
                                    -------------------- ---------- ----------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)           $   (309)       $  2,614      $   (202)         $ (1,042)
   Net realized gain (loss) on
     investments                             4,187          (8,336)       43,150            12,328
   Capital gain distributions from
     mutual funds                              543              --         6,336             4,869
   Net change in unrealized
     appreciation (depreciation)
     of investments                          5,566          16,974       (42,052)              213
                                          --------        --------      --------          --------
Increase (decrease) in net assets
  resulting from operations                  9,987          11,252         7,232            16,368
                                          --------        --------      --------          --------

PRINCIPAL TRANSACTIONS:

   Contract purchase payments                   --              --            --                --
   Administrative charges                      (56)           (223)          (24)              (33)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                (30,657)        (44,555)        2,166               (10)
   Mortality reserve transfers                  --              --            --                --
   Contract withdrawals                         --          (1,973)      (82,940)          (18,715)
   Surrender charges                            --              --        (1,524)             (353)
   Death benefits                           (2,091)        (12,097)           --                --
   Annuity payments                             --              --            --                --
                                          --------        --------      --------          --------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (32,804)        (58,848)      (82,322)          (19,111)
                                          --------        --------      --------          --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   (22,817)        (47,596)      (75,090)           (2,743)

NET ASSETS:

   Beginning of year                        86,171         178,111        89,095            79,437
                                          --------        --------      --------          --------
   End of year                            $ 63,354        $130,515      $ 14,005          $ 76,694
                                          ========        ========      ========          ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)           $   (551)       $    381      $   (473)         $   (674)
   Net realized gain (loss) on
     investments                              (486)         (4,804)        2,474             3,030
   Capital gain distributions from
     mutual funds                              403              --            --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                         13,301          13,938        18,371            24,321
                                          --------        --------      --------          --------
Increase (decrease) in net assets
  resulting from operations                 12,667           9,515        20,372            26,677
                                          --------        --------      --------          --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                   --              --            --                --
   Administrative charges                      (66)           (347)          (31)              (27)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                     (2)         (3,888)        4,133            26,353
   Mortality reserve transfers                  --              --            --                --
   Contract withdrawals                     (4,891)        (23,518)       (3,822)               --
   Surrender charges                            --            (521)          (23)               --
   Death benefits                               --              --            --                --
   Annuity payments                             --              --            --                --
                                          --------        --------      --------          --------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (4,959)        (28,274)          257            26,326
                                          --------        --------      --------          --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                     7,708         (18,759)       20,629            53,003

NET ASSETS:

   Beginning of year                        78,463         196,870        68,466            26,434
                                          --------        --------      --------          --------
   End of year                            $ 86,171        $178,111      $ 89,095          $ 79,437
                                          ========        ========      ========          ========

                            See accompanying notes.

                                   VA A - 18

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                            Sub-accounts
                                    ------------------------------------------------------------
                                                    Vanguard Inflation-
                                       Vanguard          Protected        Vanguard   Vanguard VIF
                                    Dividend Growth     Securities      LifeStrategy   Balanced
                                         Fund              Fund         Income Fund   Portfolio
                                    --------------- ------------------- ------------ ------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $   362           $   547         $ 1,591      $  5,810
   Net realized gain (loss) on
     investments                            104                 3               7         1,122
   Capital gain distributions from
     mutual funds                            --                --             226         8,965
   Net change in unrealized
     appreciation (depreciation)
     of investments                       4,043              (152)          1,511        20,623
                                        -------           -------         -------      --------
Increase (decrease) in net assets
  resulting from operations               4,509               398           3,335        36,520
                                        -------           -------         -------      --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --                --              --            --
   Administrative charges                    --                --              --            --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  --            17,874              (1)       97,671
   Mortality reserve transfers               --                --              --            --
   Contract withdrawals                      --                --              --            --
   Surrender charges                         --                --              --            --
   Death benefits                            --                --              --            --
   Annuity payments                      (1,492)           (1,010)         (4,024)      (24,557)
                                        -------           -------         -------      --------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (1,492)           16,864          (4,025)       73,114
                                        -------           -------         -------      --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  3,017            17,262            (690)      109,634

NET ASSETS:

   Beginning of year                     24,566                --          47,736       207,147
                                        -------           -------         -------      --------
   End of year                          $27,583           $17,262         $47,046      $316,781
                                        =======           =======         =======      ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $    (3)          $    --         $ 1,429      $  2,904
   Net realized gain (loss) on
     investments                             --                --             (47)        4,161
   Capital gain distributions from
     mutual funds                            --                --              --         2,574
   Net change in unrealized
     appreciation (depreciation)
     of investments                        (218)               --             (97)        6,024
                                        -------           -------         -------      --------
Increase (decrease) in net assets
  resulting from operations                (221)               --           1,285        15,663
                                        -------           -------         -------      --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --                --              --            --
   Administrative charges                    --                --              --            --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              24,787                --              --        96,930
   Mortality reserve transfers               --                --              --            --
   Contract withdrawals                      --                --              --            --
   Surrender charges                         --                --              --            --
   Death benefits                            --                --              --            --
   Annuity payments                          --                --          (3,700)      (20,806)
                                        -------           -------         -------      --------
Increase (decrease) in net assets
  resulting from principal
  transactions                           24,787                --          (3,700)       76,124
                                        -------           -------         -------      --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 24,566                --          (2,415)       91,787

NET ASSETS:

   Beginning of year                         --                --          50,151       115,360
                                        -------           -------         -------      --------
   End of year                          $24,566           $    --         $47,736      $207,147
                                        =======           =======         =======      ========

                            See accompanying notes.

                                   VA A - 19

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                           Sub-accounts
                                    ----------------------------------------------------------
                                     Vanguard VIF    Vanguard VIF    Vanguard VIF  Vanguard VIF
                                    Capital Growth Diversified Value Equity Income Equity Index
                                      Portfolio        Portfolio       Portfolio    Portfolio
                                    -------------- ----------------- ------------- ------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)        $    47          $   809         $ 1,315      $   250
   Net realized gain (loss) on
     investments                           592            1,591             454          183
   Capital gain distributions from
     mutual funds                        1,271              724           2,722        1,600
   Net change in unrealized
     appreciation (depreciation)
     of investments                      1,372            6,535           7,816        2,316
                                       -------          -------         -------      -------
Increase (decrease) in net assets
  resulting from operations              3,282            9,659          12,307        4,349
                                       -------          -------         -------      -------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               --               --              --           --
   Administrative charges                   --               --              --           --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              1,457           (1,099)         16,721       10,906
   Mortality reserve transfers              --               --              --           --
   Contract withdrawals                     --               --              --           --
   Surrender charges                        --               --              --           --
   Death benefits                           --               --              --           --
   Annuity payments                     (3,236)          (5,523)         (5,715)      (3,079)
                                       -------          -------         -------      -------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (1,779)          (6,622)         11,006        7,827
                                       -------          -------         -------      -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 1,503            3,037          23,313       12,176

NET ASSETS:

   Beginning of year                    31,232           56,153          58,214       24,616
                                       -------          -------         -------      -------
   End of year                         $32,735          $59,190         $81,527      $36,792
                                       =======          =======         =======      =======
For the Year Ended December 31,
  2005

   OPERATIONS:

   Net investment income (loss)        $    24          $   461         $   712      $   321
   Net realized gain (loss) on
     investments                           260            3,334            (500)         104
   Capital gain distributions from
     mutual funds                          178               --           2,259        1,051
   Net change in unrealized
     appreciation (depreciation)
     of investments                      1,637              232             441         (467)
                                       -------          -------         -------      -------
Increase (decrease) in net assets
  resulting from operations              2,099            4,027           2,912        1,009
                                       -------          -------         -------      -------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments               --               --              --           --
   Administrative charges                   --               --              --           --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              5,006           17,032          32,954           (1)
   Mortality reserve transfers              --               --              --           --
   Contract withdrawals                     --               --              --           --
   Surrender charges                        --               --              --           --
   Death benefits                           --               --              --           --
   Annuity payments                     (2,634)          (5,815)         (4,577)      (2,466)
                                       -------          -------         -------      -------
Increase (decrease) in net assets
  resulting from principal
  transactions                           2,372           11,217          28,377       (2,467)
                                       -------          -------         -------      -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 4,471           15,244          31,289       (1,458)

NET ASSETS:

   Beginning of year                    26,761           40,909          26,925       26,074
                                       -------          -------         -------      -------
   End of year                         $31,232          $56,153         $58,214      $24,616
                                       =======          =======         =======      =======

                            See accompanying notes.

                                   VA A - 20

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                             Sub-accounts
                                    --------------------------------------------------------------
                                                      Vanguard VIF  Vanguard VIF  Vanguard VIF Mid-
                                      Vanguard VIF     High Yield   International     Cap Index
                                    Growth Portfolio Bond Portfolio   Portfolio       Portfolio
                                    ---------------- -------------- ------------- -----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)         $   (47)        $ 1,578       $    834        $    706
   Net realized gain (loss) on
     investments                            440             (20)         7,419           4,529
   Capital gain distributions from
     mutual funds                            --              --          1,237           5,343
   Net change in unrealized
     appreciation (depreciation)
     of investments                           6             161         20,847           5,673
                                        -------         -------       --------        --------
Increase (decrease) in net assets
  resulting from operations                 399           1,719         30,337          16,251
                                        -------         -------       --------        --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --              --             --              --
   Administrative charges                    --              --             --              --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               4,487           4,418         (9,315)         (3,919)
   Mortality reserve transfers               --              --             --              --
   Contract withdrawals                      --              --             --              --
   Surrender charges                         --              --             --              --
   Death benefits                            --              --             --              --
   Annuity payments                      (3,481)         (2,424)       (11,876)        (12,642)
                                        -------         -------       --------        --------
Increase (decrease) in net assets
  resulting from principal
  transactions                            1,006           1,994        (21,191)        (16,561)
                                        -------         -------       --------        --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  1,405           3,713          9,146            (310)

NET ASSETS:

   Beginning of year                     37,329          23,791        122,203         130,462
                                        -------         -------       --------        --------
   End of year                          $38,734         $27,504       $131,349        $130,152
                                        =======         =======       ========        ========
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)         $   (23)        $ 1,706       $    506        $    141
   Net realized gain (loss) on
     investments                            175              45            957           1,446
   Capital gain distributions from
     mutual funds                            --              --             --              --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       3,554          (1,225)        10,144          12,350
                                        -------         -------       --------        --------
Increase (decrease) in net assets
  resulting from operations               3,706             526         11,607          13,937
                                        -------         -------       --------        --------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments                --              --             --              --
   Administrative charges                    --              --             --              --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  (1)             --         57,451          68,392
   Mortality reserve transfers               --              --             --              --
   Contract withdrawals                      --              --             --              --
   Surrender charges                         --              --             --              --
   Death benefits                            --              --             --              --
   Annuity payments                      (3,386)         (2,435)        (6,328)         (7,788)
                                        -------         -------       --------        --------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (3,387)         (2,435)        51,123          60,604
                                        -------         -------       --------        --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    319          (1,909)        62,730          74,541

NET ASSETS:

   Beginning of year                     37,010          25,700         59,473          55,921
                                        -------         -------       --------        --------
   End of year                          $37,329         $23,791       $122,203        $130,462
                                        =======         =======       ========        ========

                            See accompanying notes.

                                   VA A - 21

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                           Sub-accounts
                                    ----------------------------------------------------------
                                                                Vanguard VIF
                                    Vanguard VIF Vanguard VIF    Short-Term      Vanguard VIF
                                    Money Market  REIT Index  Investment-Grade  Small Company
                                     Portfolio    Portfolio      Portfolio     Growth Portfolio
                                    ------------ ------------ ---------------- ----------------
For the Year Ended December 31,
  2006

OPERATIONS:

   Net investment income (loss)      $   1,335     $  1,995        $  159          $   (96)
   Net realized gain (loss) on
     investments                            --       12,467            (3)             488
   Capital gain distributions from
     mutual funds                           --        8,440            --            7,185
   Net change in unrealized
     appreciation (depreciation)
     of investments                         --       14,716            52           (1,700)
                                     ---------     --------        ------          -------
Increase (decrease) in net assets
  resulting from operations              1,335       37,618           208            5,877
                                     ---------     --------        ------          -------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments          165,931           --            --               --
   Administrative charges                   --           --            --               --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                           (148,315)     (11,282)           --            5,720
   Mortality reserve transfers              --           --            --               --
   Contract withdrawals                     --           --            --               --
   Surrender charges                        --           --            --               --
   Death benefits                           --           --            --               --
   Annuity payments                     (1,957)     (12,356)         (568)          (6,437)
                                     ---------     --------        ------          -------
Increase (decrease) in net assets
  resulting from principal
  transactions                          15,659      (23,638)         (568)            (717)
                                     ---------     --------        ------          -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                16,994       13,980          (360)           5,160

NET ASSETS:

   Beginning of year                    10,826      115,128         5,061           62,608
                                     ---------     --------        ------          -------
   End of year                       $  27,820     $129,108        $4,701          $67,768
                                     =========     ========        ======          =======
For the Year Ended December 31,
  2005

OPERATIONS:

   Net investment income (loss)      $     874     $  1,541        $  147          $  (317)
   Net realized gain (loss) on
     investments                            --        1,705            (3)             206
   Capital gain distributions from
     mutual funds                           --        4,285            --            3,177
   Net change in unrealized
     appreciation (depreciation)
     of investments                         --        1,953           (55)             221
                                     ---------     --------        ------          -------
Increase (decrease) in net assets
  resulting from operations                874        9,484            89            3,287
                                     ---------     --------        ------          -------
PRINCIPAL TRANSACTIONS:

   Contract purchase payments          496,304           --            --               --
   Administrative charges                   --           --            --               --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                           (496,888)      44,301             1               --
   Mortality reserve transfers              --           --            --               --
   Contract withdrawals                     --           --            --               --
   Surrender charges                        --           --            --               --
   Death benefits                           --           --            --               --
   Annuity payments                       (964)      (7,608)         (579)          (5,915)
                                     ---------     --------        ------          -------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (1,548)      36,693          (578)          (5,915)
                                     ---------     --------        ------          -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (674)      46,177          (489)          (2,628)

NET ASSETS:

   Beginning of year                    11,500       68,951         5,550           65,236
                                     ---------     --------        ------          -------
   End of year                       $  10,826     $115,128        $5,061          $62,608
                                     =========     ========        ======          =======

                            See accompanying notes.

                                   VA A - 22

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                      Sub-accounts
                                          ------------------------------------
                                          Vanguard VIF Total Vanguard VIF Total
                                          Bond Market Index  Stock Market Index
                                              Portfolio          Portfolio
                                          ------------------ ------------------
 For the Year Ended December 31, 2006

 OPERATIONS:

    Net investment income (loss)               $  5,360           $    902
    Net realized gain (loss) on
      investments                                  (130)             2,420
    Capital gain distributions from
      mutual funds                                   --             15,664
    Net change in unrealized
      appreciation (depreciation) of
      investments                                   214             10,103
                                               --------           --------
 Increase (decrease) in net assets
   resulting from operations                      5,444             29,089
                                               --------           --------
 PRINCIPAL TRANSACTIONS:

    Contract purchase payments                       --                 --
    Administrative charges                           --                 --
    Net transfers from (to) other
      Sub-accounts or fixed rate option          11,810              2,875
    Mortality reserve transfers                      --                 --
    Contract withdrawals                             --                 --
    Surrender charges                                --                 --
    Death benefits                                   --                 --
    Annuity payments                            (11,771)           (20,900)
                                               --------           --------
 Increase (decrease) in net assets
   resulting from principal transactions             39            (18,025)
                                               --------           --------
 TOTAL INCREASE (DECREASE) IN NET ASSETS          5,483             11,064

 NET ASSETS:

    Beginning of year                           154,324            206,926
                                               --------           --------
    End of year                                $159,807           $217,990
                                               ========           ========
 For the Year Ended December 31, 2005

 OPERATIONS:

    Net investment income (loss)               $  1,467           $    987
    Net realized gain (loss) on
      investments                                    78              1,416
    Capital gain distributions from
      mutual funds                                  338              2,875
    Net change in unrealized
      appreciation (depreciation) of
      investments                                (1,816)             3,919
                                               --------           --------
 Increase (decrease) in net assets
   resulting from operations                         67              9,197
                                               --------           --------
 PRINCIPAL TRANSACTIONS:

    Contract purchase payments                       --                 --
    Administrative charges                           --                 --
    Net transfers from (to) other
      Sub-accounts or fixed rate option         112,884             37,177
    Mortality reserve transfers                      --                 --
    Contract withdrawals                             --                 --
    Surrender charges                                --                 --
    Death benefits                                   --                 --
    Annuity payments                             (8,385)           (17,972)
                                               --------           --------
 Increase (decrease) in net assets
   resulting from principal transactions        104,499             19,205
                                               --------           --------
 TOTAL INCREASE (DECREASE) IN NET ASSETS        104,566             28,402

 NET ASSETS:

    Beginning of year                            49,758            178,524
                                               --------           --------
    End of year                                $154,324           $206,926
                                               ========           ========

                            See accompanying notes.

                                   VA A - 23

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account A (the "Account") was established by American International Life Assurance Company of New York (the "Company") on June 5, 1986, to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. New contracts for the following products are available for sale by the Account: Group and Individual Immediate Variable Annuity ("GIVA") and Vanguard Lifetime Income Program Group and Individual Immediate Variable Annuity ("Vanguard SPIA"). New contracts for the following products are no longer available for sale by the Account: Ovation, Ovation Plus, Ovation Advisor, Alliance Gallery, Variable Annuity, Paradigm, Trilogy, and Profile. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds (AIM V.I.):                         American Funds(R): - continued
   AIM V.I. Capital Appreciation Fund - Series I                    American Funds (R) Capital World Growth and Income
                                                                      Fund,(SM) Inc. (1)
   AIM V.I. International Growth Fund - Series I                    American Funds(R) EuroPacific Growth Fund(R) (1)
                                                                    American Funds(R) The Investment Company of America(R)
                                                                      (1)
The AllianceBernstein Growth Funds:                                 American Funds(R) The New Economy Fund(R) (1)
   AllianceBernstein Large Cap Growth Fund - Class A (1)            American Funds(R) SMALLCAP World Fund(R) (1)
                                                                    American Funds(R) Washington Mutual Investors
                                                                      Fund,(SM) Inc. (1)
AllianceBernstein Variable Products Series Fund, Inc.:
   AllianceBernstein Americas Government Income Portfolio -
     Class A                                                     BlackRock Variable Series Funds, Inc. ("BlackRock"): (2) (14)
   AllianceBernstein Balanced Shares Portfolio - Class A (10)       BlackRock Basic Value V.I. Fund - Class I (3) (14)
   AllianceBernstein Global Bond Portfolio - Class A                BlackRock Bond V.I. Fund - Class I (3) (14) (15)
   AllianceBernstein Global Dollar Government Portfolio -           BlackRock Money Market V.I. Fund - Class I (1) (3) (14)
     Class A                                                          (16)
   AllianceBernstein Global Technology Portfolio - Class A (6)      BlackRock Global Allocation V.I. Fund - Class I (3) (14)
   AllianceBernstein Global Technology Portfolio - Class B (6)      BlackRock Global Growth V.I. Fund - Class I (3) (14)
   AllianceBernstein Growth and Income Portfolio - Class A          BlackRock High Income V.I. Fund - Class I (3) (14) (17)
   AllianceBernstein Growth and Income Portfolio - Class B          BlackRock International Value V.I. Fund - Class I (3) (14)
   AllianceBernstein Growth Portfolio - Class A                     BlackRock Large Cap Core V.I. Fund - Class I (3) (14)
   AllianceBernstein Growth Portfolio - Class B                     BlackRock Large Cap Growth V.I. Fund - Class I (1) (3)
                                                                      (14)
   AllianceBernstein High Yield Portfolio - Class A                 BlackRock Utilities and Telecommunications V.I. Fund -
                                                                      Class I (1) (3) (14)
   AllianceBernstein International Growth Portfolio - Class A       BlackRock Value Opportunities V.I. Fund -
     (11)                                                             Class I (1) (3) (14)
   AllianceBernstein International Research Growth Portfolio -
     Class A (9)
   AllianceBernstein International Value Portfolio - Class A     Columbia Funds Trust I:
   AllianceBernstein Large Cap Growth Portfolio - Class A (4)       Columbia High Yield Opportunity Fund (1) (8)
   AllianceBernstein Large Cap Growth Portfolio - Class B (4)
   AllianceBernstein Money Market Portfolio - Class A            Columbia Funds Trust VII:
   AllianceBernstein Money Market Portfolio - Class B               Columbia Newport Tiger Fund (1) (8)
   AllianceBernstein Real Estate Investment Portfolio - Class A
   AllianceBernstein Small Cap Growth Portfolio - Class A        Delaware VIP Trust:
   AllianceBernstein Small/Mid Cap Value Portfolio - Class A        Delaware VIP Balanced Series - Standard class
     (5)
   AllianceBernstein U.S. Government/High Grade Securities          Delaware VIP Capital Reserves Series - Standard class
     Portfolio - Class A
   AllianceBernstein U.S. Government/High Grade Securities          Delaware VIP Cash Reserve Series - Standard class
     Portfolio - Class B
   AllianceBernstein Utility Income Portfolio - Class A             Delaware VIP Growth Opportunities Series - Standard
                                                                      class
   AllianceBernstein Value Portfolio - Class B                      Delaware VIP High Yield Series - Standard class
                                                                    Delaware VIP Value Series - Standard class
American Funds(R):
   American Funds(R) AMCAP Fund(R) (1)                           Dreyfus Stock Index Fund, Inc. - Initial shares
   American Funds(R) The Bond Fund of America (SM) (1)

                                   VA A - 24

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Dreyfus Variable Investment Fund ("Dreyfus VIF"):                   Van Eck Worldwide Insurance Trust ("Van Eck"):
   Dreyfus VIF Small Company Stock Portfolio - Initial shares          Van Eck Worldwide Emerging Markets Fund
                                                                       Van Eck Worldwide Hard Assets Fund
Fideli ty(R) Variable Insurance Products ("Fidelity VIP"):
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class      The Vanguard Group(R):
   Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class             Vanguard(R) 500 Index Fund (1)
   Fidelity(R) VIP Growth Portfolio - Initial Class                    Vanguard(R) Dividend Growth Fund
   Fidelity(R) VIP High Income Portfolio - Initial Class               Vanguard(R) GNMA Fund (1)
   Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class     Vanguard(R) Health Care Fund (1)
   Fidelity(R) VIP Money Market Portfolio - Initial Class              Vanguard(R) Inflation-Protected Securities Fund
   Fidelity(R) VIP Overseas Portfolio - Initial Class                  Vanguard(R) International Growth Fund (1) (7)
                                                                       Vanguard(R) LifeStrategy(R) Conservative Growth Fund (1)
Franklin(R) Templeton(R) Investments ("Franklin"):                     Vanguard(R) LifeStrategy(R) Growth Fund (1)
   Franklin Gold and Precious Metals Fund - Class A (1)                Vanguard(R) LifeStrategy(R) Income Fund
   Franklin Mutual Financial Services Fund - Class A (1)               Vanguard(R) LifeStrategy(R) Moderate Growth Fund (1)
   Franklin Templeton Foreign Fund - Class A (1)                       Vanguard(R) Prime Money Market Fund (1)
                                                                       Vanguard(R) PRIMECAP Fund (1)
MFS(R) Mutual Funds ("MFS"):                                           Vanguard(R) Small-Cap Growth Index Fund (1)
   MFS(R) Emerging Growth Fund (1)                                     Vanguard(R) Small-Cap Value Index Fund (1)
   MFS(R) New Discovery Fund (1)                                       Vanguard(R) Total Bond Market Index Fund (1)
   MFS(R) Research Fund (1)                                            Vanguard(R) Total International Stock Index Fund (1)
                                                                       Vanguard(R) U.S. Growth Fund (1)
OppenheimerFunds(R):                                                   Vanguard(R) Wellington(TM) Fund (1)
   Oppenheimer International Bond Fund - Class A (1)                   Vanguard(R) Windsor(TM) Fund (1)
   Oppenheimer Strategic Income Fund - Class A (1)
                                                                    Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):
Putnam Investments:                                                    Vanguard(R) VIF Balanced Portfolio
   Putnam Discovery Growth Fund - Class A (1)                          Vanguard(R) VIF Capital Growth Portfolio
   Putnam Health Sciences Trust - Class A (1)                          Vanguard(R) VIF Diversified Value Portfolio
   Putnam International Capital Opportunities Fund - Class A
     (1)                                                               Vanguard(R) VIF Equity Income Portfolio
   Putnam Voyager Fund - Class A (1)                                   Vanguard(R) VIF Equity Index Portfolio
   The Putnam Fund for Growth and Income - Class A (1)                 Vanguard(R) VIF Growth Portfolio
                                                                       Vanguard(R) VIF High Yield Bond Portfolio
UBS Series Trust ("UBS"):                                              Vanguard(R) VIF International Portfolio
   UBS U.S. Allocation Portfolio                                       Vanguard(R) VIF Mid-Cap Index Portfolio
                                                                       Vanguard(R) VIF Money Market Portfolio
The Universal Institutional Funds, Inc. ("UIF"):                       Vanguard(R) VIF REIT Index Portfolio
   UIF Core Plus Fixed Income Portfolio - Class I (1)                  Vanguard(R) VIF Short-Term Investment-Grade Portfolio
   UIF Equity Growth Portfolio - Class I (1)                           Vanguard(R) VIF Small Company Growth Portfolio
   UIF International Magnum Portfolio - Class I (1)                    Vanguard(R) VIF Total Bond Market Index Portfolio
   UIF Mid Cap Growth Portfolio - Class I (1)                          Vanguard(R) VIF Total Stock Market Index Portfolio
   UIF Money Market Portfolio - Class I (1) (12)
   UIF Technology Portfolio - Class I (1) (13)
   UIF Value Portfolio - Class I (1)

--------
(1) Sub-accounts had no activity.
(2) Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") changed its name to FAM Variable Series Funds, Inc.
(3) Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.

                                   VA A - 25

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(4) Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A and AllianceBernstein Premier Growth Portfolio - Class B changed its names to AllianceBernstein Large Cap Growth Portfolio - Class A and AllianceBernstein Large Cap Growth Portfolio - Class B, respectively.
(5) Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio - Class A.
(6) Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class A and AllianceBernstein Global Technology Portfolio - Class B, respectively.
(7) Effective May 2, 2005, Vanguard International Growth Fund is no longer offered as an investment option.
(8) Effective July 1, 2005, Columbia High Yield Opportunity Fund and Columbia Newport Tiger Fund are no longer offered as investment options.
(9) Effective February 1, 2006, AllianceBernstein International Portfolio - Class A changed its name to AllianceBernstein International Research Growth Portfolio - Class A.
(10) Effective February 1, 2006, AllianceBernstein Total Return Portfolio - Class A changed its name to AllianceBernstein Balanced Shares Portfolio - Class A.
(11) Effective February 1, 2006, AllianceBernstein Worldwide Privatization Portfolio - Class A changed its name to AllianceBernstein International Growth Portfolio - Class A.
(12) Effective April 28, 2006, UIF Money Market Portfolio - Class I was closed and liquidated.
(13) Effective April 28, 2006, UIF Technology Portfolio - Class I was closed and liquidated.
(14) Effective October 2, 2006, Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock, Inc., the FAM Variable Series Funds, Inc. changed its name to BlackRock Variable Series Funds, Inc. and the Mercury funds changed their names to Black Rock funds.
(15) Effective October 2, 2006, Mercury Core Bond V.I. Fund - Class I changed its name to BlackRock Bond V.I. Fund - Class I.
(16) Effective October 2, 2006, Mercury Domestic Money Market V.I. Fund - Class I changed its name to BlackRock Money Market V.I. Fund - Class I.
(17) Effective October 2, 2006, Mercury High Current Income V.I. Fund - Class I changed its name to BlackRock High Income V.I. Fund - Class I.

In addition to the Sub-accounts above, contract owners may allocate contract funds to a fixed account that is part of the Company's general account. Contract owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Account and the methods of applying those principles are presented below.

Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

                                   VA A - 26

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 5.0% for all contracts.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company. If there are transfers between the Company and the Account they will be disclosed as mortality reserve transfers in the Statement of Changes in Net Assets under principle transactions.

Annuity reserves are calculated according to either the 1983(a) Individual Mortality Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

Premium taxes - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset values of the Sub-accounts. A summary of the charges by contract follows:

                                          Mortality and Expense Risk
                                              and Administrative
                                            Charges Maximum Annual
           Contracts                                 Rate
           ---------                      --------------------------
           Gallery                                   1.40%
           Ovation                                   1.40%
           Ovation Advisor                           1.40%
           Ovation Plus                              1.40%
           Paradigm                                  1.40%
           Profile                                   1.40%
           GIVA                                      1.25%
           Trilogy                                   1.40%
           Vanguard SPIA                             0.52%
           Variable Annuity                          1.40%

                                   VA A - 27

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

Accidental death benefit charges - Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk and administrative charges line in the Statement of Operations.

Annual administrative fee - An annual administrative expense charge of $30 may be assessed against each contract on its anniversary date. The annual administrative expense is paid by redemption of units outstanding. Contracts under the Vanguard SPIA and GIVA products are not subject to the annual administrative expense charge. Annual fees are included with administrative charges in the Statement of Changes in Net Assets under principal transactions.

Distribution charges - Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. Distribution charges are included as part of the administrative charges line in the Statement of Changes in Net Assets under principal transactions.

Death benefit rider charges - The Annual Ratchet Plan is a death benefit rider. Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. The Annual Ratchet Plan charges are included as part of the administrative charges line in the Statement of Changes in Net Assets under principal transactions.

The Equity Assurance Plan is a death benefit rider. Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. The Equity Assurance Plan charges are included as part of the administrative charges line in the Statement of Changes in Net Assets under principal transactions.

Transfer charges - A $10 transfer fee for each transfer in excess of 12 during the contract year may be assessed on all contracts issued under the Vanguard SPIA and GIVA products. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net transfers from
(to) other sub-accounts or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

Surrender charge - In the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a surrender charge. The surrender charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor, Vanguard SPIA and GIVA products are not subject to surrender charges. For the Vanguard SPIA product, a partial withdrawal transaction charge may be assessed for each partial withdrawal. The surrender charges and partial withdrawals are paid by redemption of units outstanding. The surrender charges and partial withdrawals are included with surrender charges in the Statement of Changes in Net Assets under principal transactions.

                                   VA A - 28

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                           Cost of    Proceeds
Sub-accounts                                              Purchases  from Sales
------------                                              ---------- ----------
AIM V.I. Capital Appreciation Fund - Series I             $    5,716 $   44,271
AIM V.I. International Growth Fund - Series I                 10,431     58,966
AllianceBernstein Americas Government Income Portfolio -
  Class A                                                    379,295    750,985
AllianceBernstein Balanced Shares Portfolio - Class A        943,230  2,104,131
AllianceBernstein Global Bond Portfolio - Class A            162,426    283,245
AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                    377,879    592,259
AllianceBernstein Global Technology Portfolio - Class A      173,701  3,024,815
AllianceBernstein Global Technology Portfolio - Class B       74,636    242,279
AllianceBernstein Growth and Income Portfolio - Class A    2,048,533  5,984,289
AllianceBernstein Growth and Income Portfolio - Class B      981,902  1,267,567
AllianceBernstein Growth Portfolio - Class A                 166,465  3,110,402
AllianceBernstein Growth Portfolio - Class B                 319,323    520,832
AllianceBernstein High Yield Portfolio - Class A             355,728    580,154
AllianceBernstein International Growth Portfolio - Class
  A                                                          628,068  1,692,862
AllianceBernstein International Research Growth
  Portfolio - Class A                                        612,205  1,415,573
AllianceBernstein International Value Portfolio - Class A    822,743    781,419
AllianceBernstein Large Cap Growth Portfolio - Class A       257,538  5,128,076
AllianceBernstein Large Cap Growth Portfolio - Class B       225,580    499,665
AllianceBernstein Money Market Portfolio - Class A           890,193  1,502,097
AllianceBernstein Money Market Portfolio - Class B         1,014,989  1,625,139
AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                  1,123,173  1,295,917
AllianceBernstein Small Cap Growth Portfolio - Class A       324,316  1,005,980
AllianceBernstein Small/Mid Cap Value Portfolio - Class A    714,121    770,865
AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                        499,360  1,801,918
AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                         37,719     48,479
AllianceBernstein Utility Income Portfolio - Class A         522,794  1,122,355
AllianceBernstein Value Portfolio - Class B                  651,597    788,390
BlackRock Basic Value V.I. Fund - Class I                     13,986      1,625
BlackRock Bond V.I. Fund - Class I                             3,216      2,473
BlackRock Global Allocation V.I. Fund - Class I                4,923      1,090
BlackRock Global Growth V.I. Fund - Class I                      173        268
BlackRock High Income V.I. Fund - Class I                      2,236     23,839
BlackRock International Value V.I. Fund - Class I              3,190     12,270
BlackRock Large Cap Core V.I. Fund - Class I                   2,856        345
Delaware VIP Balanced Series - Standard class                  2,705     40,266
Delaware VIP Capital Reserves Series - Standard class          5,400    140,878
Delaware VIP Cash Reserve Series - Standard class              5,075      1,484
Delaware VIP Growth Opportunities Series - Standard class         --     17,794
Delaware VIP High Yield Series - Standard class                3,074     10,121
Delaware VIP Value Series - Standard class                    54,640    193,008
Dreyfus Stock Index Fund, Inc. - Initial shares              102,320    452,869
Dreyfus VIF Small Company Stock Portfolio - Initial
  shares                                                      16,104     27,571
Fidelity VIP Asset Manager Portfolio - Initial Class          17,443     75,412
Fidelity VIP Contrafund Portfolio - Initial Class             88,420    216,887
Fidelity VIP Growth Portfolio - Initial Class                 16,821    182,944
Fidelity VIP High Income Portfolio - Initial Class            74,292     39,631
Fidelity VIP Investment Grade Bond Portfolio - Initial
  Class                                                       16,487     58,440
Fidelity VIP Money Market Portfolio - Initial Class          185,680    855,489
Fidelity VIP Overseas Portfolio - Initial Class                1,324     33,894
UBS U.S. Allocation Portfolio                                  4,663     60,896
Van Eck Worldwide Emerging Markets Fund                        8,880     85,068
Van Eck Worldwide Hard Assets Fund                             4,927     20,213

                                   VA A - 29

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the period ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                   Cost of   Proceeds
Sub-accounts                                                      Purchases from Sales
------------                                                      --------- ----------
Vanguard Dividend Growth Fund                                     $    496   $  1,626
Vanguard Inflation-Protected Securities Fund                        18,491      1,079
Vanguard LifeStrategy Income Fund                                    2,060      4,267
Vanguard VIF Balanced Portfolio                                    130,297     42,409
Vanguard VIF Capital Growth Portfolio                                2,935      3,397
Vanguard VIF Diversified Value Portfolio                             1,829      6,918
Vanguard VIF Equity Income Portfolio                                21,077      6,033
Vanguard VIF Equity Index Portfolio                                 12,905      3,229
Vanguard VIF Growth Portfolio                                        4,617      3,658
Vanguard VIF High Yield Bond Portfolio                               6,114      2,541
Vanguard VIF International Portfolio                                 2,875     21,994
Vanguard VIF Mid-Cap Index Portfolio                                 6,730     17,241
Vanguard VIF Money Market Portfolio                                167,450    150,457
Vanguard VIF REIT Index Portfolio                                   21,381     34,585
Vanguard VIF Short-Term Investment-Grade Portfolio                     184        593
Vanguard VIF Small Company Growth Portfolio                         13,128      6,757
Vanguard VIF Total Bond Market Index Portfolio                      17,933     12,534
Vanguard VIF Total Stock Market Index Portfolio                     20,368     21,828

                                   VA A - 30

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2006.

                                                                                               Value of
                                                                            Net Asset Value Shares at Fair Cost of Shares
Sub-accounts                                                       Shares      Per Share        Value           Held
------------                                                      --------- --------------- -------------- --------------
AIM V.I. Capital Appreciation Fund - Series I                        10,635     $26.22       $   278,859    $   304,189
AIM V.I. International Growth Fund - Series I                         5,910      29.43           173,922        103,141
AllianceBernstein Americas Government Income Portfolio - Class A    288,348      12.49         3,601,465      3,648,331
AllianceBernstein Balanced Shares Portfolio - Class A               539,447      20.31        10,956,166      9,210,008
AllianceBernstein Global Bond Portfolio - Class A                    98,795      11.59         1,145,038      1,240,274
AllianceBernstein Global Dollar Government Portfolio - Class A      151,827      14.22         2,158,982      2,110,380
AllianceBernstein Global Technology Portfolio - Class A             487,476      17.23         8,399,219     12,804,369
AllianceBernstein Global Technology Portfolio - Class B              91,174      16.94         1,544,496      1,142,248
AllianceBernstein Growth and Income Portfolio - Class A             973,517      27.19        26,469,933     20,859,456
AllianceBernstein Growth and Income Portfolio - Class B             412,423      26.93        11,106,538      8,493,686
AllianceBernstein Growth Portfolio - Class A                        617,406      20.27        12,514,816     14,138,457
AllianceBernstein Growth Portfolio - Class B                        157,635      19.90         3,136,937      2,387,762
AllianceBernstein High Yield Portfolio - Class A                    369,149       7.40         2,731,700      2,756,632
AllianceBernstein International Growth Portfolio - Class A          174,515      30.37         5,300,029      3,037,953
AllianceBernstein International Research Growth Portfolio -
  Class A                                                           283,000      22.78         6,446,741      3,509,957
AllianceBernstein International Value Portfolio - Class A           121,457      24.96         3,031,561      2,135,183
AllianceBernstein Large Cap Growth Portfolio - Class A              566,667      26.87        15,226,351     17,819,688
AllianceBernstein Large Cap Growth Portfolio - Class B              125,960      26.37         3,321,568      2,445,235
AllianceBernstein Money Market Portfolio - Class A                2,023,246       1.00         2,023,246      2,023,246
AllianceBernstein Money Market Portfolio - Class B                1,481,691       1.00         1,481,691      1,481,691
AllianceBernstein Real Estate Investment Portfolio - Class A        232,577      22.83         5,309,742      3,964,540
AllianceBernstein Small Cap Growth Portfolio - Class A              370,176      13.57         5,023,292      3,982,530
AllianceBernstein Small/Mid Cap Value Portfolio - Class A           297,203      18.08         5,373,424      4,290,132
AllianceBernstein U.S. Government/High Grade
  Securities Portfolio - Class A                                    637,819      11.78         7,513,510      7,831,254
AllianceBernstein U.S. Government/High Grade
  Securities Portfolio - Class B                                     11,752      11.67           137,148        139,667
AllianceBernstein Utility Income Portfolio - Class A                173,472      24.85         4,310,788      2,731,597
AllianceBernstein Value Portfolio - Class B                         367,677      14.95         5,496,774      4,114,514
BlackRock Basic Value V.I. Fund - Class I                             7,571      15.91           120,453        103,321
BlackRock Bond V.I. Fund - Class I                                    5,916      11.91            70,461         66,906
BlackRock Global Allocation V.I. Fund - Class I                       5,263      14.78            77,793         67,609
BlackRock Global Growth V.I. Fund - Class I                           1,473      13.29            19,574         14,802
BlackRock High Income V.I. Fund - Class I                             2,997       7.67            22,988         22,734
BlackRock International Value V.I. Fund - Class I                     1,621      16.80            27,233         18,798
BlackRock Large Cap Core V.I. Fund - Class I                            765      32.17            24,600         22,987
Delaware VIP Balanced Series - Standard class                         6,292      15.26            96,016         99,113
Delaware VIP Capital Reserves Series - Standard class                 9,705       9.71            94,240         95,640
Delaware VIP Cash Reserve Series - Standard class                   118,112       1.00           118,112        118,112
Delaware VIP Growth Opportunities Series - Standard class            32,553      18.91           615,569        515,906
Delaware VIP High Yield Series - Standard class                       6,655       6.20            41,263         36,832
Delaware VIP Value Series - Standard class                           70,188      22.98         1,612,927      1,125,633
Dreyfus Stock Index Fund, Inc. - Initial shares                      34,010      36.15         1,229,459      1,043,373
Dreyfus VIF Small Company Stock Portfolio - Initial shares            4,726      21.36           100,952         92,250
Fidelity VIP Asset Manager Portfolio - Initial Class                 25,457      15.71           399,922        359,346
Fidelity VIP Contrafund Portfolio - Initial Class                    19,644      31.47           618,183        476,658
Fidelity VIP Growth Portfolio - Initial Class                        35,259      35.87         1,264,747      1,459,533
Fidelity VIP High Income Portfolio - Initial Class                   19,375       6.35           123,032        124,270
Fidelity VIP Investment Grade Bond Portfolio - Initial Class         12,553      12.76           160,177        161,507
Fidelity VIP Money Market Portfolio - Initial Class                 690,098       1.00           690,098        690,098
Fidelity VIP Overseas Portfolio - Initial Class                       2,643      23.97            63,354         46,791
UBS U.S. Allocation Portfolio                                         8,497      15.36           130,515        121,775

                                   VA A - 31

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2006.

                                                                                  Value of
                                                               Net Asset Value Shares at Fair Cost of Shares
Sub-accounts                                            Shares    Per Share        Value           Held
------------                                            ------ --------------- -------------- --------------
Van Eck Worldwide Emerging Markets Fund                    561     $24.98         $ 14,005       $ 11,259
Van Eck Worldwide Hard Assets Fund                       2,345      32.71           76,694         45,180
Vanguard Dividend Growth Fund                            1,893      14.57           27,583         23,757
Vanguard Inflation-Protected Securities Fund             1,465      11.78           17,263         17,415
Vanguard LifeStrategy Income Fund                        3,377      13.93           47,047         46,071
Vanguard VIF Balanced Portfolio                         15,363      20.62          316,782        284,173
Vanguard VIF Capital Growth Portfolio                    1,919      17.06           32,735         26,956
Vanguard VIF Diversified Value Portfolio                 3,581      16.53           59,190         46,897
Vanguard VIF Equity Income Portfolio                     3,918      20.81           81,527         70,335
Vanguard VIF Equity Index Portfolio                      1,240      29.66           36,792         32,860
Vanguard VIF Growth Portfolio                            2,946      13.15           38,734         33,544
Vanguard VIF High Yield Bond Portfolio                   3,187       8.63           27,504         26,860
Vanguard VIF International Portfolio                     6,092      21.56          131,350         92,969
Vanguard VIF Mid-Cap Index Portfolio                     6,557      19.85          130,152        104,189
Vanguard VIF Money Market Portfolio                     27,820       1.00           27,820         27,820
Vanguard VIF REIT Index Portfolio                        5,168      24.98          129,108         95,594
Vanguard VIF Short-Term Investment-Grade Portfolio         443      10.62            4,701          4,630
Vanguard VIF Small Company Growth Portfolio              3,508      19.32           67,769         63,368
Vanguard VIF Total Bond Market Index Portfolio          14,243      11.22          159,807        159,632
Vanguard VIF Total Stock Market Index Portfolio          6,971      31.27          217,990        182,656

                                   VA A - 32

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2006.

                                                  Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                      Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------                                      ------------ -------------- ------------- ------------- ------------
1   AIM V.I. Capital Appreciation Fund - Series I       511         (3,443)          --            --         (2,932)
1   AIM V.I. International Growth Fund - Series I       567         (3,519)          --            --         (2,952)
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                                --        (28,303)          --            --        (28,303)
1   AllianceBernstein Balanced Shares Portfolio
      - Class A                                       3,096        (63,903)          84          (288)       (61,011)
1   AllianceBernstein Balanced Shares Portfolio
      - Class A                                          --         (1,454)          --            --         (1,454)
3   AllianceBernstein Balanced Shares Portfolio
      - Class A                                          --             --           --            --             --
1   AllianceBernstein Global Bond Portfolio -
      Class A                                         2,339        (10,175)          13           (70)        (7,893)
1   AllianceBernstein Global Bond Portfolio -
      Class A                                            --            (98)          --            --            (98)
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                --        (11,772)          --            --        (11,772)
1   AllianceBernstein Global Technology
      Portfolio - Class A                               492       (171,568)          --            --       (171,076)
1   AllianceBernstein Global Technology
      Portfolio - Class A                                --           (138)          --            --           (138)
4   AllianceBernstein Global Technology
      Portfolio - Class B                             5,632        (29,355)          --            --        (23,723)
1   AllianceBernstein Growth and Income
      Portfolio - Class A                                41       (128,226)       7,419          (966)      (121,732)
1   AllianceBernstein Growth and Income
      Portfolio - Class A                                --         (3,514)          --            --         (3,514)
3   AllianceBernstein Growth and Income
      Portfolio - Class A                                --         (3,780)          --            --         (3,780)
4   AllianceBernstein Growth and Income
      Portfolio - Class B                             2,164        (21,478)          17          (127)       (19,424)
1   AllianceBernstein Growth Portfolio - Class A        179       (103,349)          --            --       (103,170)
1   AllianceBernstein Growth Portfolio - Class A         --           (785)          --            --           (785)
3   AllianceBernstein Growth Portfolio - Class A         --         (1,047)          --            --         (1,047)
4   AllianceBernstein Growth Portfolio - Class B      7,115        (13,321)          --            --         (6,206)
1   AllianceBernstein High Yield Portfolio -
      Class A                                            76        (37,326)           3           (54)       (37,301)
1   AllianceBernstein International Growth
      Portfolio - Class A                               249        (33,944)           9           (24)       (33,710)
1   AllianceBernstein International Research
      Growth Portfolio - Class A                      5,597        (51,253)      10,286        (1,256)       (36,626)
3   AllianceBernstein International Research
      Growth Portfolio - Class A                         --           (199)          --            --           (199)
1   AllianceBernstein International Value
      Portfolio - Class A                            15,051        (15,323)          --            --           (272)
1   AllianceBernstein Large Cap Growth Portfolio
      - Class A                                         176       (151,920)          17           (50)      (151,777)
1   AllianceBernstein Large Cap Growth Portfolio
      - Class A                                          --           (741)          --            --           (741)
3   AllianceBernstein Large Cap Growth Portfolio
      - Class A                                          --         (1,951)          --            --         (1,951)
4   AllianceBernstein Large Cap Growth Portfolio
      - Class B                                      10,167        (39,324)          --            --        (29,157)
1   AllianceBernstein Money Market Portfolio -
      Class A                                        42,073        (93,897)          --            --        (51,824)
3   AllianceBernstein Money Market Portfolio -
      Class A                                            --             (1)          --            --             (1)
4   AllianceBernstein Money Market Portfolio -
      Class B                                         4,104        (55,182)          --            --        (51,078)
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                             2,337        (29,565)           3           (19)       (27,244)
3   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                --         (1,123)          --            --         (1,123)
1   AllianceBernstein Small Cap Growth Portfolio
      - Class A                                       3,136        (50,936)          28           (97)       (47,869)
1   AllianceBernstein Small Cap Growth Portfolio
      - Class A                                          --           (121)          --            --           (121)
1   AllianceBernstein Small/Mid Cap Value
      Portfolio - Class A                             2,144        (21,365)          --            --        (19,221)
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                  1,045        (92,669)          17          (361)       (91,968)
3   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                     --             --           --            --             --
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                  1,387         (2,303)          --            --           (916)
1   AllianceBernstein Utility Income Portfolio -
      Class A                                         3,463        (28,598)          --            --        (25,135)
3   AllianceBernstein Utility Income Portfolio -
      Class A                                            --             (1)          --            --             (1)
4   AllianceBernstein Value Portfolio - Class B      10,985        (29,794)          --            --        (18,809)

                                   VA A - 33

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                 Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------                                 ------------ -------------- ------------- ------------- ------------
1   BlackRock Basic Value V.I. Fund -
      Class I                                      --             (6)           --             --           (6)
1   BlackRock Bond V.I. Fund -
      Class I                                      --           (110)           --             --         (110)
1   BlackRock Global Allocation V.I. Fund -
      Class I                                      --             (5)           --             --           (5)
1   BlackRock Global Growth V.I. Fund -
      Class I                                      --             (1)           --             --           (1)
1   BlackRock High Income V.I. Fund -
      Class I                                      --         (1,814)           --             --       (1,814)
1   BlackRock International Value V.I. Fund
      - Class I                                    --           (630)           --             --         (630)
1   BlackRock Large Cap Core V.I. Fund -
      Class I                                      --             (1)           --             --           (1)
5   Delaware VIP Balanced Series - Standard
      class                                        --         (1,298)           --             --       (1,298)
5   Delaware VIP Capital Reserves Series -
      Standard class                               --         (6,169)           --             --       (6,169)
5   Delaware VIP Cash Reserve Series -
      Standard class                               --             (2)           --             --           (2)
5   Delaware VIP Growth Opportunities
      Series - Standard class                      --           (293)           --             --         (293)
5   Delaware VIP High Yield Series -
      Standard class                               --           (364)           --             --         (364)
5   Delaware VIP Value Series - Standard
      class                                        --         (4,181)           --             --       (4,181)
1   Dreyfus Stock Index Fund, Inc. -
      Initial shares                            3,723        (21,790)           --             --      (18,067)
1   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares                  261         (1,746)           --             --       (1,485)
1   Fidelity VIP Asset Manager Portfolio -
      Initial Class                               339         (4,273)           --             --       (3,934)
1   Fidelity VIP Contrafund Portfolio -
      Initial Class                               446         (9,345)           --             --       (8,899)
1   Fidelity VIP Growth Portfolio - Initial
      Class                                       418        (10,079)           --             --       (9,661)
1   Fidelity VIP High Income Portfolio -
      Initial Class                             5,109         (2,850)           --             --         2,259
1   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class                    38         (3,008)           --             --       (2,970)
1   Fidelity VIP Money Market Portfolio -
      Initial Class                             1,678        (56,927)           --             --      (55,249)
1   Fidelity VIP Overseas Portfolio -
      Initial Class                                --         (1,901)           --             --       (1,901)
1   UBS U.S. Allocation Portfolio                  --         (3,681)           --             --       (3,681)
1   Van Eck Worldwide Emerging Markets Fund       110         (5,189)           --             --       (5,079)
1   Van Eck Worldwide Hard Assets Fund             --           (822)           --             --         (822)
6   Vanguard Dividend Growth Fund                  --             --            --           (108)        (108)
6   Vanguard Inflation-Protected Securities
      Fund                                         --             --         1,606            (89)        1,517
6   Vanguard LifeStrategy Income Fund              --             --            --           (350)        (350)
6   Vanguard VIF Balanced Portfolio                --             --         7,315         (1,831)        5,484
6   Vanguard VIF Capital Growth Portfolio          --             --            97           (226)        (129)
6   Vanguard VIF Diversified Value Portfolio       --             --            --           (423)        (423)
6   Vanguard VIF Equity Income Portfolio           --             --         1,140           (400)          740
6   Vanguard VIF Equity Index Portfolio            --             --           819           (233)          586
6   Vanguard VIF Growth Portfolio                  --             --           349           (280)           69
6   Vanguard VIF High Yield Bond Portfolio         --             --           354           (204)          150
6   Vanguard VIF International Portfolio           --             --             1         (1,169)      (1,168)
6   Vanguard VIF Mid-Cap Index Portfolio           --             --            --         (1,030)      (1,030)
6   Vanguard VIF Money Market Portfolio            --             --        15,830        (14,305)        1,525
6   Vanguard VIF REIT Index Portfolio              --             --            --         (1,189)      (1,189)
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio                   --             --            --            (54)         (54)
6   Vanguard VIF Small Company Growth
      Portfolio                                    --             --           407           (469)         (62)
6   Vanguard VIF Total Bond Market Index
      Portfolio                                    --             --         1,057         (1,087)         (30)
6   Vanguard VIF Total Stock Market Index
      Portfolio                                    --             --           194         (1,531)      (1,337)

                                   VA A - 34

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                    Accumulation
                                                       Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                                           Units Issued   Redeemed      Issued       Redeemed     (Decrease)
------------                                           ------------ ------------ ------------- ------------- ------------
1   AIM V.I. Capital Appreciation Fund - Series I          1,837        (5,584)       --             --          (3,747)
1   AIM V.I. International Growth Fund - Series I            531        (2,054)       --             --          (1,523)
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 16,444       (33,163)       --             --         (16,719)
1   AllianceBernstein Global Bond Portfolio - Class A     16,151       (22,468)       11            (73)         (6,379)
1   AllianceBernstein Global Bond Portfolio - Class A         --          (102)       --             --            (102)
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                  2,772       (14,100)       --             --         (11,328)
1   AllianceBernstein Global Technology Portfolio -
      Class A                                              2,252      (138,177)       --             --        (135,925)
1   AllianceBernstein Global Technology Portfolio -
      Class A                                                 (1)       (6,997)       --             --          (6,998)
2   AllianceBernstein Global Technology Portfolio -
      Class A                                                 --           (85)       --             --             (85)
4   AllianceBernstein Global Technology Portfolio -
      Class B                                              1,324       (19,585)       --             --         (18,261)
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                                852      (131,687)       11            (51)       (130,875)
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                                127        (3,235)       --             --          (3,108)
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                                 --           (80)       --             --             (80)
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                                 --            (9)       --             --              (9)
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                             10,014       (27,309)       18           (130)        (17,407)
1   AllianceBernstein Growth Portfolio - Class A             346      (103,349)       --             --        (103,003)
1   AllianceBernstein Growth Portfolio - Class A              --       (12,783)       --             --         (12,783)
2   AllianceBernstein Growth Portfolio - Class A              --           (78)       --             --             (78)
3   AllianceBernstein Growth Portfolio - Class A              --            --        --             --              --
4   AllianceBernstein Growth Portfolio - Class B           9,788       (15,912)       --             --          (6,124)
1   AllianceBernstein High Yield Portfolio - Class A      10,268       (32,600)       10            (62)        (22,384)
1   AllianceBernstein International Portfolio -
    Class A                                               14,205       (52,442)       --             --         (38,237)
3   AllianceBernstein International Portfolio -
    Class A                                                   --            --        --             --              --
1   AllianceBernstein International Value Portfolio -
      Class A                                             17,393        (9,785)       --             --           7,608
1   AllianceBernstein Large Cap Growth Portfolio -
      Class A                                              1,404      (149,906)       11            (43)       (148,534)
1   AllianceBernstein Large Cap Growth Portfolio -
      Class A                                                 --        (5,573)       --             --          (5,573)
2   AllianceBernstein Large Cap Growth Portfolio -
      Class A                                                 --           (74)       --             --             (74)
3   AllianceBernstein Large Cap Growth Portfolio -
      Class A                                                 --            (7)       --             --              (7)
4   AllianceBernstein Large Cap Growth Portfolio -
      Class B                                              1,889       (73,124)       --             --         (71,235)
1   AllianceBernstein Money Market Portfolio - Class A    52,271      (140,212)       --             --         (87,941)
3   AllianceBernstein Money Market Portfolio - Class A        --            --        --             --              --
4   AllianceBernstein Money Market Portfolio - Class B    16,722       (97,194)       --             --         (80,472)
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                 11,830       (32,721)        6            (18)        (20,903)
3   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                     --            (1)       --             --              (1)
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                              2,573       (74,621)       32            (96)        (72,112)
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                                 --        (5,234)       --             --          (5,234)
1   AllianceBernstein Small/Mid Cap Value Portfolio -
      Class A                                             55,171       (15,283)       --             --          39,888
1   AllianceBernstein Total Return Portfolio - Class A    27,394       (68,407)       33           (243)        (41,223)
1   AllianceBernstein Total Return Portfolio - Class A        --          (584)        1           (142)           (725)
2   AllianceBernstein Total Return Portfolio - Class A        --          (126)       --             --            (126)
3   AllianceBernstein Total Return Portfolio - Class A        --            --        --             --              --
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                      14,945       (73,453)       49           (399)        (58,858)
3   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                          --           (10)       --             --             (10)
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                          --          (499)       --             --            (499)
1   AllianceBernstein Utility Income Portfolio -
      Class A                                              6,508       (30,290)       --             --         (23,782)
3   AllianceBernstein Utility Income Portfolio -
      Class A                                                 --            (1)       --             --              (1)
4   AllianceBernstein Value Portfolio - Class B           28,780       (31,495)       --             --          (2,715)
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                  3,751       (27,870)        6            (20)        (24,133)

                                   VA A - 35

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                          Accumulation Annuity Annuity     Net
                                             Accumulation    Units      Units   Units    Increase
Sub-accounts                                 Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                                 ------------ ------------ ------- -------- ----------
5   Delaware VIP Balanced Series - Standard
      class                                        --        (1,050)       --       --    (1,050)
5   Delaware VIP Capital Reserves Series -
      Standard class                               --           (82)       --       --       (82)
5   Delaware VIP Cash Reserves Series -
      Standard class                               --        (1,036)       --       --    (1,036)
5   Delaware VIP Growth Opportunities
      Series - Standard class                      --        (2,620)       --       --    (2,620)
5   Delaware VIP High Yield Series -
      Standard class                               --          (279)       --       --      (279)
5   Delaware VIP Value Series - Standard
      class                                        --        (5,388)       --       --    (5,388)
1   Dreyfus Stock Index Fund, Inc. -
      Initial shares                               62       (16,654)       --       --   (16,592)
1   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares                   17        (5,373)       --       --    (5,356)
1   Fidelity VIP Asset Manager Portfolio -
      Initial Class                                --       (10,256)       --       --   (10,256)
1   Fidelity VIP Contrafund Portfolio -
      Initial Class                             4,146        (7,079)       --       --    (2,933)
1   Fidelity VIP Growth Portfolio - Initial
      Class                                     1,137       (16,392)       --       --   (15,255)
1   Fidelity VIP High Income Portfolio -
      Initial Class                                97        (2,705)       --       --    (2,608)
1   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class                   266       (12,796)       --       --   (12,530)
1   Fidelity VIP Money Market Portfolio -
      Initial Class                               867        (4,066)       --       --    (3,199)
1   Fidelity VIP Overseas Portfolio -
      Initial Class                                --          (356)       --       --      (356)
1   Mercury Basic Value V.I. Fund - Class I        --            (6)       --       --        (6)
1   Mercury Core Bond V.I. Fund - Class I          --          (113)       --       --      (113)
1   Mercury Global Allocation V.I. Fund -
      Class I                                      --            (4)       --       --        (4)
1   Mercury Global Growth V.I. Fund -
      Class I                                      --            (2)       --       --        (2)
1   Mercury High Current Income V.I. Fund -
      Class I                                       1            (4)       --       --        (3)
1   Mercury International Value V.I. Fund -
      Class I                                      --            (3)       --       --        (3)
1   Mercury Large Cap Core V.I. Fund -
      Class I                                      --            (1)       --       --        (1)
1   UBS U.S. Allocation Portfolio                  --        (1,817)       --       --    (1,817)
1   Van Eck Worldwide Emerging Markets Fund       285          (287)       --       --        (2)
1   Van Eck Worldwide Hard Assets Fund          1,935            (2)       --       --     1,933
6   Vanguard Dividend Growth Fund                  --            --     1,937       --     1,937
6   Vanguard LifeStrategy Income Fund              --            --        --     (337)     (337)
6   Vanguard VIF Balanced Portfolio                --            --     8,347   (1,709)    6,638
6   Vanguard VIF Capital Growth Portfolio          --            --       398     (209)      189
6   Vanguard VIF Diversified Value Portfolio       --            --     1,270     (415)      855
6   Vanguard VIF Equity Income Portfolio           --            --     2,679     (361)    2,318
6   Vanguard VIF Equity Index Portfolio            --            --        --     (205)     (205)
6   Vanguard VIF Growth Portfolio                  --            --        --     (294)     (294)
6   Vanguard VIF High Yield Bond Portfolio         --            --        --     (214)     (214)
6   Vanguard VIF International Portfolio           --            --     3,916     (457)    3,459
6   Vanguard VIF Mid-Cap Index Portfolio           --            --     5,028     (559)    4,469
6   Vanguard VIF Money Market Portfolio            --            --    48,697  (48,791)      (94)
6   Vanguard VIF REIT Index Portfolio              --            --     2,926     (515)    2,411
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio                   --            --        --      (56)      (56)
6   Vanguard VIF Small Company Growth
      Portfolio                                    --            --        --     (492)     (492)
6   Vanguard VIF Total Bond Market Index
      Portfolio                                    --            --    10,466     (790)    9,676
6   Vanguard VIF Total Stock Market Index
      Portfolio                                    --            --     2,892   (1,462)    1,430

--------
Footnotes

1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3   Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5   Variable Annuity product.
6   Vanguard SPIA product.

                                   VA A - 36

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                     Unit      Net         Investment     Expense    Total
Sub-accounts                                  Units  Value    Assets    Income Ratio (a) Ratio (b) Return (c)
------------                                 ------- ------ ----------- ---------------- --------- ----------
1   AIM V.I. Capital Appreciation Fund -
      Series I                                23,081 $12.08 $   278,859       0.06%        1.40%      4.83%
1   AIM V.I. International Growth Fund -
      Series I                                 9,494  18.32     173,922       0.97%        1.40%     26.46%
1   AllianceBernstein Americas Government
      Income Portfolio - Class A             165,287  21.79   3,601,465       7.01%        1.40%      1.88%
1   AllianceBernstein Balanced Shares
      Portfolio - Class A *                  391,817  27.53  10,786,209       2.43%        1.40%     10.24%
1   AllianceBernstein Balanced Shares
      Portfolio - Class A *                    8,862  13.62     120,722       2.59%        1.40%     10.24%
3   AllianceBernstein Balanced Shares
      Portfolio - Class A *                    2,259  21.80      49,234       2.40%        1.25%     10.40%
1   AllianceBernstein Global Bond Portfolio
      - Class A                               66,390  17.07   1,133,161       1.51%        1.40%      3.51%
1   AllianceBernstein Global Bond Portfolio
      - Class A                                  898  13.23      11,877       1.60%        1.40%      3.51%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A          59,498  36.29   2,158,982       5.34%        1.40%      8.48%
1   AllianceBernstein Global Technology
      Portfolio - Class A                    481,040  17.02   8,188,195       0.00%        1.40%      7.13%
1   AllianceBernstein Global Technology
      Portfolio - Class A                     13,781  15.31     211,025       0.00%        1.40%      7.13%
4   AllianceBernstein Global Technology
      Portfolio - Class B                    235,058   6.57   1,544,496       0.00%        1.40%      6.88%
1   AllianceBernstein Growth and Income
      Portfolio - Class A                    556,129  46.32  25,759,934       1.38%        1.40%     15.66%
1   AllianceBernstein Growth and Income
      Portfolio - Class A                     16,586  29.27     485,568       1.49%        1.40%     15.66%
3   AllianceBernstein Growth and Income
      Portfolio - Class A                      4,764  47.11     224,431       1.00%        1.25%     15.83%
4   AllianceBernstein Growth and Income
      Portfolio - Class B                    244,250  45.47  11,106,538       1.13%        1.40%     15.36%
1   AllianceBernstein Growth Portfolio -
      Class A                                448,251  27.03  12,116,799       0.00%        1.40%     -2.45%
1   AllianceBernstein Growth Portfolio -
      Class A                                 23,057  17.26     398,017       0.00%        1.40%     -2.45%
3   AllianceBernstein Growth Portfolio -
      Class A                                     --  27.49          --       0.00%        1.25%     -2.30%
4   AllianceBernstein Growth Portfolio -
      Class B                                118,209  26.54   3,136,937       0.00%        1.40%     -2.61%
1   AllianceBernstein High Yield Portfolio
      - Class A                              230,536  11.85   2,731,700       8.36%        1.40%      7.54%
1   AllianceBernstein International Growth
      Portfolio - Class A *                  145,593  36.40   5,300,029       0.90%        1.40%     25.28%
1   AllianceBernstein International
      Research Growth Portfolio - Class A *  282,859  22.63   6,400,110       0.41%        1.40%     24.70%
3   AllianceBernstein International
      Research Growth Portfolio - Class A *    2,026  23.01      46,630       0.37%        1.25%     24.89%
1   AllianceBernstein International Value
      Portfolio - Class A                    122,623  24.72   3,031,561       1.34%        1.40%     33.56%
1   AllianceBernstein Large Cap Growth
      Portfolio - Class A                    484,962  31.01  15,040,186       0.00%        1.40%     -1.83%
1   AllianceBernstein Large Cap Growth
      Portfolio - Class A                      7,624  13.34     101,700       0.00%        1.40%     -1.83%
3   AllianceBernstein Large Cap Growth
      Portfolio - Class A                      2,678  31.54      84,464       0.00%        1.25%     -1.68%
4   AllianceBernstein Large Cap Growth
      Portfolio - Class B                    437,935   7.58   3,321,567       0.00%        1.40%     -2.02%
1   AllianceBernstein Money Market
      Portfolio - Class A                    152,670  13.22   2,017,761       4.25%        1.40%      2.77%
3   AllianceBernstein Money Market
      Portfolio - Class A                        946  13.45      12,717       4.13%        1.25%      2.93%
4   AllianceBernstein Money Market
      Portfolio - Class B                    114,601  12.97   1,486,559       3.70%        1.40%      2.52%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A         156,813  33.85   5,308,531       1.99%        1.40%     33.35%
3   AllianceBernstein Real Estate
      Investment Portfolio - Class A              35  34.36       1,210       0.14%        1.25%     33.55%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A                    368,532  13.55   4,995,161       0.00%        1.40%      9.15%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A                      2,131  13.20      28,130       0.00%        1.40%      9.15%
1   AllianceBernstein Small/Mid Cap Value
      Portfolio - Class A                    269,033  19.97   5,373,424       0.41%        1.40%     12.83%
1   AllianceBernstein U.S. Government/High
      Grade Securities Portfolio - Class A   443,039  16.93   7,502,458       3.95%        1.40%      2.49%
3   AllianceBernstein U.S. Government/High
      Grade Securities Portfolio - Class A       642  17.22      11,051       4.01%        1.25%      2.65%
4   AllianceBernstein U.S. Government/High
      Grade Securities Portfolio - Class B     8,258  16.61     137,148       4.22%        1.40%      2.15%
1   AllianceBernstein Utility Income
      Portfolio - Class A                    149,262  28.83   4,303,772       2.49%        1.40%     22.05%

                                   VA A - 37

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                Unit      Net        Investment     Expense    Total
Sub-accounts                             Units  Value    Assets   Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ---------- ---------------- --------- ----------
3   AllianceBernstein Utility Income
      Portfolio - Class A                   249 $28.12 $    7,016       2.52%        1.25%     22.23%
4   AllianceBernstein Value Portfolio
      - Class B                         365,083  15.06  5,496,774       0.92%        1.40%     19.35%
1   BlackRock Basic Value V.I. Fund -
      Class I *                           5,826  20.68    120,453       1.67%        1.40%     20.18%
1   BlackRock Core Bond V.I. Fund -
      Class I *                           5,062  13.97     70,730       4.59%        1.40%      2.95%
1   BlackRock Global Allocation V.I.
      Fund - Class I *                    4,452  17.47     77,793       2.75%        1.40%     14.92%
1   BlackRock Global Growth V.I. Fund
      - Class I *                         1,628  12.03     19,574       0.97%        1.40%     20.32%
1   BlackRock High Current Income V.I.
      Fund - Class I *                    1,704  13.58     23,139       6.29%        1.40%      7.93%
1   BlackRock International Value V.I.
      Fund - Class I *                    1,395  19.52     27,233       3.00%        1.40%     26.14%
1   BlackRock Large Cap Core V.I. Fund
      - Class I *                         1,311  18.77     24,600       0.95%        1.40%     13.15%
5   Delaware VIP Balanced Series -
      Standard class                      2,846  33.74     96,016       2.48%        1.25%     14.76%
5   Delaware VIP Capital Reserves
      Series - Standard class             4,062  23.23     94,356       3.24%        1.25%      3.27%
5   Delaware VIP Cash Reserve Series -
      Standard class                      6,949  17.02    118,267       4.38%        1.25%      3.19%
5   Delaware VIP Growth Opportunities
      Series - Standard class            17,205  35.78    615,569       0.00%        1.25%      5.04%
5   Delaware VIP High Yield Series -
      Standard class                      1,496  27.57     41,263       7.03%        1.25%     11.06%
5   Delaware VIP Value Series -
      Standard class                     34,145  47.24  1,612,927       1.52%        1.25%     22.56%
1   Dreyfus Stock Index Fund, Inc. -
      Initial shares                     57,768  21.28  1,229,459       1.60%        1.40%     13.90%
1   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares          6,410  15.75    100,951       0.00%        1.40%      9.43%
1   Fidelity VIP Asset Manager
      Portfolio - Initial Class          23,483  17.03    399,922       2.82%        1.40%      5.83%
1   Fidelity VIP Contrafund Portfolio
      - Initial Class                    29,697  20.82    618,183       1.25%        1.40%     10.17%
1   Fidelity VIP Growth Portfolio -
      Initial Class                      76,733  16.48  1,264,747       0.40%        1.40%      5.37%
1   Fidelity VIP High Income Portfolio
      - Initial Class                     9,656  12.74    123,032       8.77%        1.40%      9.69%
1   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class           9,597  16.69    160,177       4.39%        1.40%      2.90%
1   Fidelity VIP Money Market
      Portfolio - Initial Class          53,227  12.97    690,098       5.57%        1.40%      3.42%
1   Fidelity VIP Overseas Portfolio -
      Initial Class                       3,256  19.46     63,354       1.04%        1.40%     16.44%
1   UBS U.S. Allocation Portfolio         7,397  17.64    130,515       3.02%        1.40%      9.75%
1   Van Eck Worldwide Emerging Markets
      Fund                                  655  21.37     14,005       0.78%        1.40%     37.56%
1   Van Eck Worldwide Hard Assets Fund    3,026  25.35     76,694       0.07%        1.40%     22.77%
6   Vanguard Dividend Growth Fund         1,829  15.08     27,583       1.90%        0.52%     18.96%
6   Vanguard Inflation-Protected
      Securities Fund                     1,517  11.38     17,262       7.13%        0.52%      2.22%
6   Vanguard LifeStrategy Income Fund     3,918  12.01     47,046       3.87%        0.52%      7.37%
6   Vanguard VIF Balanced Portfolio      21,748  14.57    316,781       2.77%        0.52%     14.37%
6   Vanguard VIF Capital Growth
      Portfolio                           2,178  15.03     32,735       0.65%        0.52%     11.05%
6   Vanguard VIF Diversified Value
      Portfolio                           3,463  17.09     59,190       1.92%        0.52%     18.26%
6   Vanguard VIF Equity Income
      Portfolio                           5,190  15.71     81,527       2.36%        0.52%     20.07%
6   Vanguard VIF Equity Index Portfolio   2,550  14.43     36,792       1.34%        0.52%     15.11%
6   Vanguard VIF Growth Portfolio         3,020  12.83     38,734       0.35%        0.52%      1.39%
6   Vanguard VIF High Yield Bond
      Portfolio                           2,208  12.45     27,504       6.62%        0.52%      7.71%
6   Vanguard VIF International
      Portfolio                           6,750  19.46    131,349       1.19%        0.52%     26.09%
6   Vanguard VIF Mid-Cap Index
      Portfolio                           7,665  16.98    130,152       1.06%        0.52%     13.16%
6   Vanguard VIF Money Market Portfolio   2,571  10.82     27,820       7.71%        0.52%      4.49%
6   Vanguard VIF REIT Index Portfolio     6,038  21.38    129,108       2.18%        0.52%     34.23%
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio            433  10.86      4,701       3.77%        0.52%      4.38%
6   Vanguard VIF Small Company Growth
      Portfolio                           4,791  14.15     67,768       0.36%        0.52%      9.64%
6   Vanguard VIF Total Bond Market
      Index Portfolio                    14,378  11.11    159,807       3.91%        0.52%      3.77%
6   Vanguard VIF Total Stock Market
      Index Portfolio                    14,701  14.83    217,990       0.93%        0.52%     14.93%

                                   VA A - 38

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                Unit      Net         Investment     Expense    Total
Sub-accounts                             Units  Value    Assets    Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ----------- ---------------- --------- ----------
1   AIM V.I. Capital Appreciation Fund
      - Series I                         26,013 $11.53 $   299,808       0.06%        1.40%      7.33%
1   AIM V.I. International Growth Fund
      - Series I                         12,446  14.49     180,306       0.62%        1.40%     16.29%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           193,590  21.39   4,140,523       6.42%        1.40%      7.16%
1   AllianceBernstein Global Bond
      Portfolio - Class A                74,283  16.49   1,224,824      10.82%        1.40%     -8.94%
1   AllianceBernstein Global Bond
      Portfolio - Class A                   996  12.78      12,721       9.04%        1.40%     -8.94%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A     71,270  33.45   2,383,888       5.92%        1.40%      8.10%
1   AllianceBernstein Global
      Technology Portfolio - Class A *  652,116  15.89  10,361,291       0.00%        1.40%      2.42%
1   AllianceBernstein Global
      Technology Portfolio - Class A *   13,919  14.29     198,957       0.00%        1.40%      2.42%
2   AllianceBernstein Global
      Technology Portfolio - Class A *       --  15.82          --       0.00%        1.45%      2.37%
4   AllianceBernstein Global
      Technology Portfolio - Class B *  258,781   6.15   1,590,935       0.00%        1.40%      2.21%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        677,861  40.05  27,147,119       1.46%        1.40%      3.41%
1   AllianceBernstein Growth and
      Income Portfolio - Class A         20,100  25.31     508,758       1.50%        1.40%      3.41%
2   AllianceBernstein Growth and
      Income Portfolio - Class A             --  39.88          --       0.00%        1.45%      3.36%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          8,544  40.67     347,447       1.44%        1.25%      3.57%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        263,674  39.42  10,393,153       1.32%        1.40%      3.15%
1   AllianceBernstein Growth Portfolio
      - Class A                         551,421  27.71  15,279,351       0.00%        1.40%     10.42%
1   AllianceBernstein Growth Portfolio
      - Class A                          23,842  17.70     421,894       0.00%        1.40%     10.42%
2   AllianceBernstein Growth Portfolio
      - Class A                              --  27.59          --       0.00%        1.45%     10.36%
3   AllianceBernstein Growth Portfolio
      - Class A                           1,047  28.14      29,463       0.00%        1.25%     10.58%
4   AllianceBernstein Growth Portfolio
      - Class B                         124,415  27.25   3,390,138       0.00%        1.40%     10.09%
1   AllianceBernstein High Yield
      Portfolio - Class A               267,837  11.02   2,951,178       8.01%        1.40%      0.37%
1   AllianceBernstein International
      Portfolio - Class A               319,485  18.14   5,796,862       0.49%        1.40%     17.51%
3   AllianceBernstein International
      Portfolio - Class A                 2,225  18.43      40,997       0.47%        1.25%     17.69%
1   AllianceBernstein International
      Value Portfolio - Class A         122,895  18.51   2,274,889       0.58%        1.40%     15.17%
1   AllianceBernstein Large Cap Growth
      Portfolio - Class A *             636,739  31.59  20,114,477       0.00%        1.40%     13.55%
1   AllianceBernstein Large Cap Growth
      Portfolio - Class A *               8,365  13.59     113,657       0.00%        1.40%     13.55%
2   AllianceBernstein Large Cap Growth
      Portfolio - Class A *                  --  31.46          --       0.00%        1.45%     13.49%
3   AllianceBernstein Large Cap Growth
      Portfolio - Class A *               4,629  32.08     148,478       0.00%        1.25%     13.72%
4   AllianceBernstein Large Cap Growth
      Portfolio - Class B *             467,092   7.74   3,615,710       0.00%        1.40%     13.25%
1   AllianceBernstein Money Market
      Portfolio - Class A               204,494  12.86   2,629,749       2.12%        1.40%      0.94%
3   AllianceBernstein Money Market
      Portfolio - Class A                   947  13.06      12,364       2.33%        1.25%      1.09%
4   AllianceBernstein Money Market
      Portfolio - Class B               165,679  12.65   2,096,349       1.81%        1.40%      0.68%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    184,057  25.39   4,672,404       3.26%        1.40%     10.12%
3   AllianceBernstein Real Estate
      Investment Portfolio - Class A      1,158  25.73      29,800       3.10%        1.25%     10.29%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A               416,401  12.42   5,170,853       0.00%        1.40%      3.78%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A                 2,252  12.09      27,238       0.00%        1.40%      3.78%
1   AllianceBernstein Small/Mid Cap
      Value Portfolio - Class A *       288,254  17.70   5,102,466       0.72%        1.40%      5.43%
1   AllianceBernstein Total Return
      Portfolio - Class A               452,828  24.97  11,307,897       2.56%        1.40%      2.47%
1   AllianceBernstein Total Return
      Portfolio - Class A                10,316  12.36     127,470       2.61%        1.40%      2.47%
2   AllianceBernstein Total Return
      Portfolio - Class A                    --  24.87          --       0.00%        1.45%      2.41%
3   AllianceBernstein Total Return
      Portfolio - Class A                 2,259  19.74      44,601       2.52%        1.25%      2.62%

                                   VA A - 39

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                Unit      Net        Investment     Expense    Total
Sub-accounts                             Units  Value    Assets   Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ---------- ---------------- --------- ----------
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               535,007 $16.52 $8,839,594       2.97%        1.40%      0.56%
3   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                   642  16.78     10,779       2.90%        1.25%      0.72%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                 9,174  16.26    149,163       2.72%        1.40%      0.34%
1   AllianceBernstein Utility Income
      Portfolio - Class A               174,397  23.62  4,120,102       2.11%        1.40%     14.45%
3   AllianceBernstein Utility Income
      Portfolio - Class A                   250  23.01      5,755       2.12%        1.25%     14.62%
4   AllianceBernstein Value Portfolio
      - Class B                         383,892  12.62  4,842,807       1.31%        1.40%      4.02%
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A 179,303  29.06  5,210,136       0.44%        1.40%     19.16%
5   Delaware VIP Balanced Series -
      Standard class                      4,144  29.40    121,845       2.23%        1.25%      2.40%
5   Delaware VIP Capital Reserves
      Series - Standard class            10,231  22.49    230,118       4.11%        1.25%      0.54%
5   Delaware VIP Cash Reserves Series
      - Standard class                    6,951  16.49    114,646       2.83%        1.25%      1.44%
5   Delaware VIP Growth Opportunities
      Series - Standard class            17,498  34.06    596,030       0.00%        1.25%     10.02%
5   Delaware VIP High Yield Series -
      Standard class                      1,860  24.83     46,184       6.81%        1.25%      2.30%
5   Delaware VIP Value Series -
      Standard class                     38,326  38.54  1,477,150       1.73%        1.25%      4.71%
1   Dreyfus Stock Index Fund, Inc. -
      Initial shares                     75,835  18.69  1,417,052       1.55%        1.40%      3.24%
1   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares          7,895  14.39    113,631       0.00%        1.40%     -0.49%
1   Fidelity VIP Asset Manager
      Portfolio - Initial Class          27,417  16.09    441,208       2.97%        1.40%      2.60%
1   Fidelity VIP Contrafund Portfolio
      - Initial Class                    38,596  18.90    729,281       0.28%        1.40%     15.32%
1   Fidelity VIP Growth Portfolio -
      Initial Class                      86,394  15.64  1,351,432       0.50%        1.40%      4.33%
1   Fidelity VIP High Income Portfolio
      - Initial Class                     7,397  11.62     85,918      13.86%        1.40%      1.28%
1   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class          12,567  16.22    203,834       4.67%        1.40%      0.77%
1   Fidelity VIP Money Market
      Portfolio - Initial Class         108,476  12.54  1,359,907       2.98%        1.40%      1.60%
1   Fidelity VIP Overseas Portfolio -
      Initial Class                       5,157  16.71     86,171       0.62%        1.40%     17.40%
1   Mercury Basic Value V.I. Fund -
      Class I *                           5,832  17.20    100,332       1.37%        1.40%      1.51%
1   Mercury Core Bond V.I. Fund -
      Class I *                           5,172  13.57     70,201       4.95%        1.40%      0.60%
1   Mercury Global Allocation V.I.
      Fund - Class I *                    4,457  15.20     67,764       2.46%        1.40%      8.98%
1   Mercury Global Growth V.I. Fund -
      Class I *                           1,629  10.00     16,285       1.20%        1.40%     13.47%
1   Mercury High Current Income V.I.
      Fund - Class I *                    3,518  12.58     44,262       8.71%        1.40%      0.13%
1   Mercury International Value V.I.
      Fund - Class I *                    2,025  15.47     31,337       2.78%        1.40%     10.13%
1   Mercury Large Cap Core V.I. Fund -
      Class I *                           1,312  16.59     21,762       0.65%        1.40%     11.63%
1   UBS U.S. Allocation Portfolio        11,078  16.08    178,111       1.59%        1.40%      5.31%
1   Van Eck Worldwide Emerging Markets
      Fund                                5,734  15.54     89,095       0.74%        1.40%     30.17%
1   Van Eck Worldwide Hard Assets Fund    3,848  20.65     79,437       0.31%        1.40%     49.57%
6   Vanguard Dividend Growth Fund         1,937  12.68     24,566       0.00%        0.52%      3.70%
6   Vanguard LifeStrategy Income Fund     4,268  11.18     47,736       3.44%        0.52%      2.70%
6   Vanguard VIF Balanced Portfolio      16,264  12.74    207,147       2.52%        0.52%      6.28%
6   Vanguard VIF Capital Growth
      Portfolio                           2,307  13.54     31,232       0.56%        0.52%      7.12%
6   Vanguard VIF Diversified Value
      Portfolio                           3,886  14.45     56,153       1.63%        0.52%      7.06%
6   Vanguard VIF Equity Income
      Portfolio                           4,450  13.08     58,214       2.32%        0.52%      3.60%
6   Vanguard VIF Equity Index Portfolio   1,964  12.53     24,616       1.77%        0.52%      4.25%

                                   VA A - 40

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                               Unit     Net       Investment     Expense    Total
Sub-accounts                            Units  Value   Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            ------ ------ -------- ---------------- --------- ----------
6   Vanguard VIF Growth Portfolio        2,951 $12.65 $ 37,329       0.43%        0.52%     10.92%
6   Vanguard VIF High Yield Bond
      Portfolio                          2,058  11.56   23,791       7.41%        0.52%      2.22%
6   Vanguard VIF International
      Portfolio                          7,918  15.43  122,203       0.93%        0.52%     15.71%
6   Vanguard VIF Mid-Cap Index
      Portfolio                          8,695  15.00  130,462       0.61%        0.52%     13.39%
6   Vanguard VIF Money Market Portfolio  1,046  10.35   10,826       9.33%        0.52%      2.64%
6   Vanguard VIF REIT Index Portfolio    7,227  15.93  115,128       2.11%        0.52%     11.26%
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio           487  10.40    5,061       3.29%        0.52%      1.72%
6   Vanguard VIF Small Company Growth
      Portfolio                          4,853  12.90   62,608       0.00%        0.52%      5.71%
6   Vanguard VIF Total Bond Market
      Index Portfolio                   14,408  10.71  154,324       1.86%        0.52%      1.87%
6   Vanguard VIF Total Stock Market
      Index Portfolio                   16,038  12.90  206,926       0.98%        0.52%      5.58%

                                   VA A - 41

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                Unit      Net         Investment     Expense    Total
Sub-accounts                             Units  Value    Assets    Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ----------- ---------------- --------- ----------
1   AIM V.I. Capital Appreciation Fund
      - Series I                         29,760 $10.74 $   319,574       0.00%        1.40%      5.14%
1   AIM V.I. International Growth Fund
      - Series I                         13,969  12.46     174,016       0.59%        1.40%     22.28%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           210,309  19.96   4,197,393       5.08%        1.40%      3.43%
1   AllianceBernstein Global Bond
      Portfolio - Class A                80,662  18.11   1,460,512       5.25%        1.40%      8.11%
1   AllianceBernstein Global Bond
      Portfolio - Class A                 1,098  14.03      15,409       5.54%        1.40%      8.11%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A     82,598  30.94   2,555,792       8.01%        1.40%      8.59%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        808,736  38.73  31,319,463       0.90%        1.40%      9.91%
1   AllianceBernstein Growth and
      Income Portfolio - Class A         23,208  24.48     568,027       0.83%        1.40%      9.91%
2   AllianceBernstein Growth and
      Income Portfolio - Class A             80  38.58       3,100       0.88%        1.45%      9.86%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          8,553  39.27     335,837       0.87%        1.25%     10.08%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        281,081  38.21  10,741,347       0.66%        1.40%      9.68%
1   AllianceBernstein Growth Portfolio
      - Class A                         654,424  25.10  16,422,853       0.00%        1.40%     13.14%
1   AllianceBernstein Growth Portfolio
      - Class A                          36,625  16.03     586,965       0.00%        1.40%     13.14%
2   AllianceBernstein Growth Portfolio
      - Class A                              78  25.00       1,953       0.00%        1.45%     13.08%
3   AllianceBernstein Growth Portfolio
      - Class A                           1,047  25.45      26,650       0.00%        1.25%     13.31%
4   AllianceBernstein Growth Portfolio
      - Class B                         130,539  24.75   3,231,063       0.00%        1.40%     12.94%
1   AllianceBernstein High Yield
      Portfolio - Class A               290,221  10.98   3,186,046       6.16%        1.40%      6.48%
1   AllianceBernstein International
      Portfolio - Class A               357,722  15.44   5,523,341       0.28%        1.40%     15.98%
3   AllianceBernstein International
      Portfolio - Class A                 2,225  15.66      34,842       0.25%        1.25%     16.16%
1   AllianceBernstein International
      Value Portfolio - Class A         115,287  16.07   1,853,019       0.46%        1.40%     23.46%
1   AllianceBernstein Money Market
      Portfolio - Class A               292,435  12.74   3,725,800       0.66%        1.40%     -0.68%
3   AllianceBernstein Money Market
      Portfolio - Class A                   947  12.92      12,241       0.70%        1.25%     -0.53%
4   AllianceBernstein Money Market
      Portfolio - Class B               246,151  12.57   3,093,435       0.44%        1.40%     -0.93%
1   AllianceBernstein Premier Growth
      Portfolio - Class A               785,273  27.82  21,846,456       0.00%        1.40%      7.11%
1   AllianceBernstein Premier Growth
      Portfolio - Class A                13,938  11.97     166,779       0.00%        1.40%      7.11%
2   AllianceBernstein Premier Growth
      Portfolio - Class A                    74  27.72       2,052       0.00%        1.45%      7.06%
3   AllianceBernstein Premier Growth
      Portfolio - Class A                 4,636  28.21     130,787       0.00%        1.25%      7.27%
4   AllianceBernstein Premier Growth
      Portfolio - Class B               538,327   6.84   3,679,549       0.00%        1.40%      6.84%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    204,960  23.05   4,724,802       2.29%        1.40%     33.74%
3   AllianceBernstein Real Estate
      Investment Portfolio - Class A      1,159  23.33      27,029       1.38%        1.25%     33.94%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A *             488,513  11.97   5,845,516       0.00%        1.40%     12.96%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A *               7,486  11.65      87,242       0.00%        1.40%     12.96%
1   AllianceBernstein Small Cap Value
      Portfolio - Class A               248,366  16.79   4,169,897       0.18%        1.40%     17.64%
1   AllianceBernstein Technology
      Portfolio - Class A               788,041  15.51  12,224,614       0.00%        1.40%      3.99%
1   AllianceBernstein Technology
      Portfolio - Class A                20,917  13.96     291,896       0.00%        1.40%      3.99%
2   AllianceBernstein Technology
      Portfolio - Class A                    85  15.46       1,311       0.00%        1.45%      3.94%
3   AllianceBernstein Technology
      Portfolio - Class A                    --  14.91          --       0.00%        1.25%      4.15%
4   AllianceBernstein Technology
      Portfolio - Class B               277,042   6.01   1,666,362       0.00%        1.40%      3.63%
1   AllianceBernstein Total Return
      Portfolio - Class A               494,051  24.37  12,040,428       2.20%        1.40%      7.56%
1   AllianceBernstein Total Return
      Portfolio - Class A                11,041  12.06     133,151       2.10%        1.40%      7.56%
2   AllianceBernstein Total Return
      Portfolio - Class A                   126  24.28       3,047       2.15%        1.45%      7.50%
3   AllianceBernstein Total Return
      Portfolio - Class A                 2,259  19.24      43,468       2.15%        1.25%      7.72%

                                   VA A - 42

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                Unit      Net        Investment     Expense    Total
Sub-accounts                             Units  Value    Assets   Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ---------- ---------------- --------- ----------
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               593,865 $16.43 $9,756,941       2.83%        1.40%      2.32%
3   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                   652  16.66     10,857       1.43%        1.25%      2.48%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                 9,673  16.20    156,743       2.49%        1.40%      2.08%
1   AllianceBernstein Utility Income
      Portfolio - Class A               198,179  20.64  4,090,980       2.20%        1.40%     22.60%
3   AllianceBernstein Utility Income
      Portfolio - Class A                   251  20.07      5,035       1.04%        1.25%     22.78%
4   AllianceBernstein Value Portfolio
      - Class B                         386,607  12.13  4,688,613       0.89%        1.40%     11.80%
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A 203,436  24.38  4,960,724       0.24%        1.40%     22.54%
5   Delaware VIP Balanced Series -
      Standard class                      5,194  28.71    149,125       2.14%        1.25%      4.53%
5   Delaware VIP Capital Reserves
      Series - Standard class            10,313  22.37    230,719       4.43%        1.25%      2.40%
5   Delaware VIP Cash Reserves Series
      - Standard class                    7,987  16.26    129,853       0.44%        1.25%     -0.38%
5   Delaware VIP Growth Opportunities
      Series - Standard class            20,118  30.96    622,841       0.00%        1.25%     11.08%
5   Delaware VIP High Yield Series -
      Standard class                      2,139  24.27     51,924       6.05%        1.25%     12.83%
5   Delaware VIP Value Series -
      Standard class *                   43,714  36.81  1,608,953       1.58%        1.25%     13.50%
1   Dreyfus Stock Index Fund, Inc. -
      Initial shares                     92,427  18.10  1,672,892       1.67%        1.40%      9.10%
1   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares         13,251  14.46    191,662       0.00%        1.40%     16.87%
1   Fidelity VIP Asset Manager
      Portfolio - Initial Class          37,673  15.68    590,866       3.24%        1.40%      4.00%
1   Fidelity VIP Contrafund Portfolio
      - Initial Class                    41,529  16.39    680,478       0.36%        1.40%     13.87%
1   Fidelity VIP Growth Portfolio -
      Initial Class                     101,649  14.99  1,524,042       0.28%        1.40%      1.94%
1   Fidelity VIP High Income Portfolio
      - Initial Class                    10,005  11.47    114,747      10.94%        1.40%      8.07%
1   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class          25,097  16.10    403,954       4.45%        1.40%      3.00%
1   Fidelity VIP Money Market
      Portfolio - Initial Class         111,675  12.34  1,377,922       1.16%        1.40%     -0.20%
1   Fidelity VIP Overseas Portfolio -
      Initial Class                       5,513  14.23     78,463       1.09%        1.40%     12.06%
1   Merrill Lynch Basic Value V.I.
      Fund - Class I                      5,838  16.95     98,937       1.12%        1.40%      9.53%
1   Merrill Lynch Core Bond V.I. Fund
      - Class I                           5,285  13.49     71,304       3.58%        1.40%      3.06%
1   Merrill Lynch Global Allocation
      V.I. Fund - Class I                 4,461  13.95     62,240       3.07%        1.40%     12.79%
1   Merrill Lynch Global Growth V.I.
      Fund - Class I                      1,631   8.81     14,366       1.58%        1.40%     13.62%
1   Merrill Lynch High Current Income
      V.I. Fund - Class I                 3,521  12.57     44,247       7.65%        1.40%     10.27%
1   Merrill Lynch International Value
      V.I. Fund - Class I                 2,028  14.05     28,488       2.44%        1.40%     20.83%
1   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                      1,313  14.86     19,515       0.86%        1.40%     15.17%
1   UBS U.S. Allocation Portfolio *      12,895  15.27    196,870       0.93%        1.40%      9.14%
1   Van Eck Worldwide Emerging Markets
      Fund                                5,736  11.94     68,466       0.51%        1.40%     24.14%
1   Van Eck Worldwide Hard Assets Fund    1,915  13.80     26,434       0.29%        1.40%     22.26%
6   Vanguard LifeStrategy Income Fund     4,605  10.89     50,151       2.19%        0.52%      5.46%
6   Vanguard VIF Balanced Portfolio       9,626  11.98    115,360       0.00%        0.52%     10.71%
6   Vanguard VIF Capital Growth
      Portfolio                           2,118  12.64     26,761       0.00%        0.52%     17.02%
6   Vanguard VIF Diversified Value
      Portfolio                           3,031  13.50     40,909       0.00%        0.52%     19.84%
6   Vanguard VIF Equity Income
      Portfolio                           2,132  12.63     26,925       0.00%        0.52%     12.73%
6   Vanguard VIF Equity Index Portfolio   2,169  12.02     26,074       0.00%        0.52%     10.23%
6   Vanguard VIF Growth Portfolio         3,245  11.41     37,010       0.00%        0.52%      6.70%
6   Vanguard VIF High Yield Bond
      Portfolio                           2,272  11.31     25,700       0.00%        0.52%      7.96%

                                   VA A - 43

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                               Unit                 Investment     Expense    Total
Sub-accounts                            Units  Value  Net Assets Income Ratio (a) Ratio (b) Return (c)
------------                            ------ ------ ---------- ---------------- --------- ----------
6   Vanguard VIF International
      Portfolio                          4,459 $13.34  $ 59,473        0.00%        0.52%     18.80%
6   Vanguard VIF Mid-Cap Index
      Portfolio                          4,226  13.23    55,921        0.00%        0.52%     19.69%
6   Vanguard VIF Money Market Portfolio  1,140  10.09    11,500        7.25%        0.52%      0.78%
6   Vanguard VIF REIT Index Portfolio    4,816  14.32    68,951        0.00%        0.52%     29.84%
6   Vanguard VIF Short-Term
      Investment-Grade Portfolio *         543  10.22     5,550        0.00%        0.52%      1.54%
6   Vanguard VIF Small Company Growth
      Portfolio                          5,345  12.20    65,236        0.00%        0.52%     14.70%
6   Vanguard VIF Total Bond Market
      Index Portfolio                    4,732  10.51    49,758        0.00%        0.52%      3.66%
6   Vanguard VIF Total Stock Market
      Index Portfolio                   14,608  12.22   178,524        0.00%        0.52%     11.96%

                                   VA A - 44

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2003 are as follows:

                                                Unit                  Investment     Expense    Total
Sub-accounts                             Units  Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ----------- ---------------- --------- ----------
1   AIM V.I. Capital Appreciation Fund
      - Series I                         37,782 $10.21 $   385,870       0.00%        1.40%     27.66%
1   AIM V.I. International Growth Fund
      - Series I                         17,059  10.19     173,784       0.55%        1.40%     27.34%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                           278,622  19.30   5,376,615       4.64%        1.40%      5.85%
1   AllianceBernstein Global Bond
      Portfolio - Class A               118,788  16.75   1,989,510       6.82%        1.40%     11.66%
1   AllianceBernstein Global Bond
      Portfolio - Class A                 1,207  12.98      15,669       5.63%        1.40%     11.69%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A    123,889  28.50   3,530,334       4.79%        1.40%     31.56%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        951,285  35.23  33,517,329       1.04%        1.40%     30.64%
1   AllianceBernstein Growth and
      Income Portfolio - Class A         49,218  22.27   1,096,015       1.12%        1.40%     30.68%
2   AllianceBernstein Growth and
      Income Portfolio - Class A             81  35.12       2,832       1.05%        1.45%     30.61%
3   AllianceBernstein Growth and
      Income Portfolio - Class A          8,557  35.67     305,231       1.02%        1.25%     30.86%
4   AllianceBernstein Growth and
      Income Portfolio - Class B        242,311  34.84   8,442,836       0.79%        1.40%     30.35%
1   AllianceBernstein Growth Portfolio
      - Class A                         745,640  22.18  16,538,969       0.00%        1.40%     33.22%
1   AllianceBernstein Growth Portfolio
      - Class A                          44,816  14.17     634,820       0.00%        1.40%     33.13%
2   AllianceBernstein Growth Portfolio
      - Class A                              78  22.11       1,734       0.00%        1.45%     33.11%
3   AllianceBernstein Growth Portfolio
      - Class A                           1,048  22.46      23,526       0.00%        1.25%     33.35%
4   AllianceBernstein Growth Portfolio
      - Class B                         134,653  21.92   2,951,073       0.00%        1.40%     32.83%
1   AllianceBernstein High Yield
      Portfolio - Class A               350,634  10.31   3,615,065       4.85%        1.40%     20.73%
1   AllianceBernstein International
      Portfolio - Class A               382,399  13.31   5,090,678       0.13%        1.40%     29.75%
3   AllianceBernstein International
      Portfolio - Class A                 2,226  13.48      30,001       0.13%        1.25%     29.97%
1   AllianceBernstein International
      Value Portfolio - Class A         102,117  13.02   1,329,486       0.33%        1.40%     42.29%
1   AllianceBernstein Money Market
      Portfolio - Class A               440,657  12.83   5,652,619       0.49%        1.40%     -0.87%
3   AllianceBernstein Money Market
      Portfolio - Class A                   948  12.99      12,317       0.54%        1.25%     -0.75%
4   AllianceBernstein Money Market
      Portfolio - Class B               325,706  12.69   4,131,664       0.36%        1.40%     -1.13%
1   AllianceBernstein Premier Growth
      Portfolio - Class A               948,112  25.97  24,625,973       0.00%        1.40%     21.94%
1   AllianceBernstein Premier Growth
      Portfolio - Class A                17,973  11.17     200,784       0.00%        1.40%     21.96%
2   AllianceBernstein Premier Growth
      Portfolio - Class A                    74  25.89       1,923       0.00%        1.45%     21.89%
3   AllianceBernstein Premier Growth
      Portfolio - Class A                 4,757  26.30     125,094       0.00%        1.25%     22.14%
4   AllianceBernstein Premier Growth
      Portfolio - Class B               604,989   6.40   3,870,495       0.00%        1.40%     21.63%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A    212,179  17.24   3,657,170       2.63%        1.40%     37.34%
3   AllianceBernstein Real Estate
      Investment Portfolio - Class A      2,611  17.42      45,470       2.60%        1.25%     37.58%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A               541,675  10.59   5,737,987       0.00%        1.40%     46.92%
1   AllianceBernstein Small Cap Growth
      Portfolio - Class A                 8,794  10.32      90,724       0.00%        1.40%     46.75%
1   AllianceBernstein Small Cap Value
      Portfolio - Class A               273,205  14.27   3,898,966       0.52%        1.40%     39.37%
1   AllianceBernstein Technology
      Portfolio - Class A               958,318  14.92  14,295,737       0.00%        1.40%     42.07%
1   AllianceBernstein Technology
      Portfolio - Class A                29,282  13.42     392,955       0.00%        1.40%     42.01%
2   AllianceBernstein Technology
      Portfolio - Class A                    85  14.87       1,266       0.00%        1.45%     42.02%
3   AllianceBernstein Technology
      Portfolio - Class A                    56  14.31         799       0.00%        1.25%     42.29%
4   AllianceBernstein Technology
      Portfolio - Class B               318,966   5.80   1,851,403       0.00%        1.40%     41.92%
1   AllianceBernstein Total Return
      Portfolio - Class A               571,207  22.66  12,942,571       2.65%        1.40%     17.40%
1   AllianceBernstein Total Return
      Portfolio - Class A                13,924  11.21     156,117       2.42%        1.40%     17.40%
2   AllianceBernstein Total Return
      Portfolio - Class A                   126  22.59       2,845       2.62%        1.45%     17.33%
3   AllianceBernstein Total Return
      Portfolio - Class A                 2,260  17.86      40,360       2.60%        1.25%     17.58%

                                   VA A - 45

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2003 are as follows:

                                                Unit                  Investment     Expense    Total
Sub-accounts                             Units  Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            ------- ------ ----------- ---------------- --------- ----------
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               726,253 $16.06 $11,661,155       3.07%        1.40%      2.47%
3   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                 1,933  16.26      31,425       2.94%        1.25%      2.63%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                11,538  15.87     183,147       3.05%        1.40%      2.15%
1   AllianceBernstein Utility Income
      Portfolio - Class A               214,286  16.84   3,608,026       3.10%        1.40%     18.24%
3   AllianceBernstein Utility Income
      Portfolio - Class A                    89  16.35       1,463       3.14%        1.25%     18.37%
4   AllianceBernstein Value Portfolio
      - Class B                         405,118  10.85   4,394,595       0.66%        1.40%     26.73%
1   AllianceBernstein Worldwide
      Privatization Portfolio - Class A 220,767  19.90   4,392,970       1.06%        1.40%     41.43%
5   Delaware VIP Balanced Series -
      Standard class                      5,911  27.47     162,358       3.62%        1.25%     17.74%
5   Delaware VIP Capital Reserves
      Series - Standard class            10,466  21.85     228,650       4.00%        1.25%      3.30%
5   Delaware VIP Cash Reserves Series
      - Standard class                   35,815  16.32     584,486       0.57%        1.25%     -0.67%
5   Delaware VIP Growth Opportunities
      Series - Standard class            22,062  27.87     614,921       0.00%        1.25%     39.29%
5   Delaware VIP High Yield Series -
      Standard class                      2,416  21.51      51,971       9.28%        1.25%     27.13%
5   Delaware VIP Value Series -
      Standard class                     50,185  32.43   1,627,374       2.33%        1.25%     26.72%
1   Dreyfus Stock Index Fund, Inc. -
      Initial shares                    112,272  16.59   1,862,520       1.44%        1.40%     26.54%
1   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares         20,207  12.38     250,081       0.11%        1.40%     40.95%
1   Fidelity VIP Asset Manager
      Portfolio - Initial Class          52,494  15.08     791,642       3.59%        1.40%     16.36%
1   Fidelity VIP Contrafund Portfolio
      - Initial Class                    51,731  14.39     744,387       0.44%        1.40%     26.67%
1   Fidelity VIP Growth Portfolio -
      Initial Class                     134,139  14.71   1,972,868       0.28%        1.40%     30.97%
1   Fidelity VIP High Income Portfolio
      - Initial Class                    22,070  10.61     234,209       7.30%        1.40%     25.44%
1   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class          38,782  15.63     606,031       4.18%        1.40%      3.76%
1   Fidelity VIP Money Market
      Portfolio - Initial Class         134,114  12.36   1,658,063       0.99%        1.40%     -0.38%
1   Fidelity VIP Overseas Portfolio -
      Initial Class                       5,640  12.70      71,638       0.90%        1.40%     41.44%
1   Mercury HW International VIP
      Portfolio                              --  10.53          --       0.21%        1.40%     27.01%
1   Merrill Lynch Basic Value V.I.
      Fund - Class I                      5,844  15.47      90,423       1.18%        1.40%     31.36%
1   Merrill Lynch Core Bond V.I. Fund
      - Class I                           5,400  13.09      70,702       3.85%        1.40%      3.33%
1   Merrill Lynch Developing Capital
      Markets V.I. Fund - Class I            --   9.63          --       4.97%        1.40%     39.03%
1   Merrill Lynch Global Allocation
      V.I. Fund - Class I                 4,466  12.37      55,237       3.26%        1.40%     32.86%
1   Merrill Lynch Global Growth V.I.
      Fund - Class I                      1,632   7.75      12,657       1.16%        1.40%     31.63%
1   Merrill Lynch High Current Income
      V.I. Fund - Class I                 3,525  11.40      40,167       8.92%        1.40%     26.33%
1   Merrill Lynch International Value
      V.I. Fund - Class I                 2,030  11.63      23,605       2.78%        1.40%     10.43%
1   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                      1,315  12.90      16,962       0.45%        1.40%     29.67%
1   UBS U.S. Allocation Portfolio        14,169  13.99     198,214       1.18%        1.40%     25.80%
1   Van Eck Worldwide Emerging Markets
      Fund                                5,701   9.62      54,822       0.08%        1.40%     52.15%
1   Van Eck Worldwide Hard Assets Fund    1,328  11.29      14,995       0.41%        1.40%     43.10%

                                   VA A - 46

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2002 are as follows:

                                                  Unit                  Investment     Expense    Total
Sub-accounts                              Units   Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ----------- ---------------- --------- ----------
1   AIM V.I. Capital Appreciation Fund
      - Series I shares                    38,419 $ 8.00 $   307,219       0.00%        1.40%     -25.41%
1   AIM V.I. International Growth Fund
      - Series I shares                    15,673   8.00     125,454       0.49%        1.40%     -16.85%
1   AllianceBernstein Americas
      Government Income Portfolio -
      Class A                             325,426  18.23   5,932,127       5.11%        1.40%       9.45%
1   AllianceBernstein Global Bond
      Portfolio - Class A                 107,346  15.00   1,609,759       0.94%        1.40%      15.29%
1   AllianceBernstein Global Bond
      Portfolio - Class A                   1,451  11.62      16,857       0.17%        1.40%      15.29%
1   AllianceBernstein Global Dollar
      Government Portfolio - Class A       96,972  21.66   2,100,507       7.87%        1.40%      14.53%
1   AllianceBernstein Growth and
      Income Portfolio - Class A        1,133,342  26.97  30,561,019       0.62%        1.40%     -23.14%
1   AllianceBernstein Growth and
      Income Portfolio - Class A           65,785  17.04   1,121,150       0.72%        1.40%     -23.14%
2   AllianceBernstein Growth and
      Income Portfolio - Class A               81  26.89       2,178       0.98%        1.45%     -23.18%
3   AllianceBernstein Growth and
      Income Portfolio - Class A            8,774  27.26     239,187       0.78%        1.25%     -23.02%
4   AllianceBernstein Growth and
      Income Portfolio - Class B          207,318  26.73   5,541,617       0.64%        1.40%     -23.35%
1   AllianceBernstein Growth Portfolio
      - Class A                           844,714  16.65  14,068,557       0.00%        1.40%     -29.08%
1   AllianceBernstein Growth Portfolio
      - Class A                            53,518  10.64     569,226       0.00%        1.40%     -29.08%
2   AllianceBernstein Growth Portfolio
      - Class A                                79  16.61       1,308       0.00%        1.45%     -29.11%
3   AllianceBernstein Growth Portfolio
      - Class A                             1,048  16.84      17,643       0.00%        1.25%     -28.97%
4   AllianceBernstein Growth Portfolio
      - Class B                           108,564  16.50   1,791,241       0.00%        1.40%     -29.26%
1   AllianceBernstein High Yield
      Portfolio - Class A                 286,786   8.54   2,448,826       6.56%        1.40%      -4.38%
1   AllianceBernstein International
      Portfolio - Class A                 405,947  10.26   4,164,540       0.05%        1.40%     -16.45%
3   AllianceBernstein International
      Portfolio - Class A                   2,226  10.37      23,090       0.05%        1.25%     -16.33%
1   AllianceBernstein International
      Value Portfolio - Class A            76,927   9.15     703,528       0.15%        1.40%      -6.47%
1   AllianceBernstein Money Market
      Portfolio - Class A                 757,588  12.94   9,802,944       1.19%        1.40%      -0.30%
3   AllianceBernstein Money Market
      Portfolio - Class A                     949  13.09      12,417       0.69%        1.25%      -0.15%
4   AllianceBernstein Money Market
      Portfolio - Class B                 356,985  12.83   4,579,386       0.89%        1.40%      -0.55%
1   AllianceBernstein Premier Growth
      Portfolio - Class A               1,097,825  21.30  23,382,102       0.00%        1.40%     -31.61%
1   AllianceBernstein Premier Growth
      Portfolio - Class A                  22,359   9.16     204,822       0.00%        1.40%     -31.61%
2   AllianceBernstein Premier Growth
      Portfolio - Class A                      75  21.24       1,585       0.00%        1.45%     -31.64%
3   AllianceBernstein Premier Growth
      Portfolio - Class A                   4,767  21.53     102,636       0.00%        1.25%     -31.51%
4   AllianceBernstein Premier Growth
      Portfolio - Class B                 573,481   5.26   3,015,889       0.00%        1.40%     -31.80%
1   AllianceBernstein Quasar Portfolio
      - Class A                           579,240   7.21   4,178,753       0.00%        1.40%     -32.72%
1   AllianceBernstein Quasar Portfolio
      - Class A                            10,767   7.03      75,648       0.00%        1.40%     -32.72%
1   AllianceBernstein Real Estate
      Investment Portfolio - Class A      232,816  12.55   2,921,371       2.61%        1.40%       1.17%
3   AllianceBernstein Real Estate
      Investment Portfolio - Class A        2,612  12.66      33,070       3.50%        1.25%       1.33%
1   AllianceBernstein Small Cap Value
      Portfolio - Class A                 239,549  10.24   2,454,151       0.28%        1.40%      -7.50%
1   AllianceBernstein Technology
      Portfolio - Class A               1,097,453  10.50  11,522,508       0.00%        1.40%     -42.52%
1   AllianceBernstein Technology
      Portfolio - Class A                  33,799   9.45     319,238       0.00%        1.40%     -42.52%
2   AllianceBernstein Technology
      Portfolio - Class A                      86  10.47         895       0.00%        1.45%     -42.55%
3   AllianceBernstein Technology
      Portfolio - Class A                      56  10.06         564       0.00%        1.25%     -42.43%
4   AllianceBernstein Technology
      Portfolio - Class B                 302,617   4.09   1,238,781       0.00%        1.40%     -42.62%
1   AllianceBernstein Total Return
      Portfolio - Class A                 596,922  19.30  11,520,571       1.91%        1.40%     -11.83%
1   AllianceBernstein Total Return
      Portfolio - Class A                  16,875   9.55     161,157       2.21%        1.40%     -11.83%
2   AllianceBernstein Total Return
      Portfolio - Class A                     127  19.25       2,436       1.90%        1.45%     -11.87%
3   AllianceBernstein Total Return
      Portfolio - Class A                   2,260  15.19      34,334       1.90%        1.25%     -11.69%

                                   VA A - 47

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2002 are as follows:

                                                  Unit                  Investment     Expense    Total
Sub-accounts                              Units   Value  Net Assets  Income Ratio (a) Ratio (b) Return (c)
------------                            --------- ------ ----------- ---------------- --------- ----------
1   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A               1,055,403 $15.67 $16,542,486       2.34%        1.40%       6.29%
3   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class A                   1,945  15.84      30,815       2.80%        1.25%       6.45%
4   AllianceBernstein U.S.
      Government/High Grade Securities
      Portfolio - Class B                  14,057  15.54     218,399       2.04%        1.40%       6.05%
1   AllianceBernstein Utility Income
      Portfolio - Class A                 228,027  14.24   3,247,754       1.85%        1.40%     -23.20%
3   AllianceBernstein Utility Income
      Portfolio - Class A                      90  13.81       1,240       1.72%        1.25%     -23.09%
4   AllianceBernstein Value Portfolio
      - Class B                           321,429   8.56   2,752,506       0.26%        1.40%     -14.16%
1   AllianceBernstein Worldwide
      Privitization Portfolio - Class A   256,844  14.07   3,612,635       1.76%        1.40%      -5.52%
5   Delaware VIP Balanced Series            8,851  23.33     206,514       3.08%        1.25%     -17.31%
5   Delaware VIP Capital Reserves
      Series                               17,300  21.15     365,813       4.44%        1.25%       5.77%
5   Delaware VIP Cash Reserves Series      10,741  16.43     176,427       1.21%        1.25%       0.00%
5   Delaware VIP Growth Opportunities
      Series                               32,309  20.01     646,456      13.90%        1.25%     -25.87%
5   Delaware VIP High Yield Series          4,741  16.92      80,216      12.09%        1.25%       0.57%
5   Delaware VIP Large Cap Value Series    87,712  25.59   2,244,867       1.69%        1.25%     -19.69%
1   Dreyfus Stock Index Fund - Initial
      shares                              126,112  13.11   1,652,800       1.29%        1.40%     -23.44%
1   Dreyfus VIF Small Company Stock
      Portfolio - Initial shares           22,222   8.78     195,115       0.30%        1.40%     -20.83%
1   Fidelity VIP Asset Manager
      Portfolio - Initial Class            57,744  12.96     748,527       4.20%        1.40%     -10.00%
1   Fidelity VIP Contrafund Portfolio
      - Initial Class                      52,636  11.36     597,892       0.86%        1.40%     -10.61%
1   Fidelity VIP Growth Portfolio -
      Initial Class                       157,583  11.23   1,769,169       0.28%        1.40%     -31.08%
1   Fidelity VIP High Income Portfolio
      - Initial Class                      25,389   8.46     214,694      11.33%        1.40%       2.01%
1   Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class            46,570  15.06     701,384       3.33%        1.40%       8.81%
1   Fidelity VIP Money Market
      Portfolio - Initial Class           174,189  12.41   2,162,279       1.60%        1.40%       0.28%
1   Fidelity VIP Overseas Portfolio -
      Initial Class                         9,956   8.98      89,442       0.90%        1.40%     -21.39%
1   Mercury HW International VIP
      Portfolio                             2,033   8.29      16,850       3.84%        1.40%     -12.77%
1   Merrill Lynch Basic Value V.I.
      Fund - Class I                        5,475  11.78      64,487       1.04%        1.40%     -18.91%
1   Merrill Lynch Core Bond V.I. Fund
      - Class I                             5,522  12.67      69,985       4.70%        1.40%       8.05%
1   Merrill Lynch Developing Capital
      Markets V.I. Fund - Class I             913   6.93       6,329       0.41%        1.40%     -11.49%
1   Merrill Lynch Global Allocation
      V.I. Fund - Class I                   3,702   9.31      34,480       3.49%        1.40%      -9.42%
1   Merrill Lynch Global Growth V.I.
      Fund - Class I                        1,186   5.89       6,981       0.11%        1.40%     -28.74%
1   Merrill Lynch High Current Income
      V.I. Fund - Class I                   3,059   9.02      27,595      10.14%        1.40%      -2.83%
1   Merrill Lynch Large Cap Core V.I.
      Fund - Class I                          955   9.95       9,501       0.82%        1.40%     -18.14%
1   UBS U.S. Allocation Portfolio          26,509  11.12     294,661       0.95%        1.40%     -23.76%
2   UBS U.S. Allocation Portfolio              --  11.09          --       1.41%        0.75%     -23.80%
1   Van Eck Worldwide Emerging Markets
      Fund                                  3,723   6.32      23,547       0.14%        1.40%      -4.25%
1   Van Eck Worldwide Hard Assets Fund      1,365   7.89      10,771       0.72%        1.40%      -4.19%

--------
Footnotes

1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3   Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5   Variable Annuity product.
6   Vanguard SPIA product.

                                   VA A - 48

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

(a)These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-account invest.

(b)These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c)These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the year ended December 31, 2002, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2006, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

..   Fund name changes.

   2004

    . Effective April 29, 2004, UBS Series Trust Tactical allocation Portfolio changed its name to UBS U.S. Allocation Portfolio.

    . Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.

    . Effective July 30, 2004, Delaware VIP Large Cap Value Series - Standard class changed its name to Delaware VIP Value Series- Standard class.

    . Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.

   2005

    . Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.

    . Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A and AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class A and AllianceBernstein Large Cap Growth Portfolio - Class B, respectively.

    . Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio - Class A.

    . Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class A and AllianceBernstein Global Technology Portfolio - Class B, respectively.

   2006

    . Effective February 1, 2006, AllianceBernstein International Portfolio - Class A changed its name to AllianceBernstein International Research Growth Portfolio - Class A.

    . Effective February 1, 2006, AllianceBernstein Total Return Portfolio - Class A changed its name to AllianceBernstein Balanced Shares Portfolio
       - Class A.

    . Effective February 1, 2006, AllianceBernstein Worldwide Privatization Portfolio - Class A changed its name to AllianceBernstein International Growth Portfolio - Class A.

    . Effective October 2, 2006, Mercury funds changed their names to Black Rock funds.

    . Effective October 2, 2006, Mercury Core Bond V.I. Fund - Class I changed its name to BlackRock Bond V.I. Fund - Class I.

    . Effective October 2, 2006, Mercury High Current Income V.I. Fund - Class I changed its name to BlackRock High Income V.I. Fund - Class I.

                     AMERICAN INTERNATIONAL LIFE ASSURANCE
                              COMPANY OF NEW YORK
                   (an indirect, wholly-owned subsidiary of
                      American International Group, Inc.)

                   REPORT ON AUDITS OF FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

[LOGO]

                                                    PricewaterhouseCoopers LLP
                                                    Suite 2900
                                                    1201 Louisiana
                                                    Houston, TX 77002-5678
                                                    Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Shareholders' and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheet as of December 31, 2006 and 2005 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc. at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
April 27, 2007

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEET
                                (in thousands)

                                                        December 31, December 31,
                                                            2006         2005
                                                        ------------ ------------
Assets
Investments:
Fixed maturities available for sale, at fair
  value (cost: 2006 - $6,883,571; 2005 - $7,440,349)...  $7,148,551   $7,823,178
Equity securities available for sale, at fair
  value (cost: 2006 - $2,450; 2005 - $6,496)...........       2,017        6,499
Mortgage loans on real estate..........................     453,644      358,072
Policy loans...........................................      10,729       11,338
Derivative asset, at fair value........................          --          292
Investment real estate.................................      26,345       26,971
Other invested assets..................................      35,279       18,075
Short-term investments.................................      17,784       26,158
Security lending collateral............................   1,844,259    1,166,075
                                                         ----------   ----------
   Total investments...................................   9,538,608    9,436,658

Cash...................................................          --        8,612
Investment income due and accrued......................     104,286      111,796
Reinsurance assets.....................................      28,838       34,287
Deferred acquisition costs.............................      71,751       85,863
Premiums and insurance balances receivable.............       5,374        4,236
Amounts due from related parties.......................      59,743       74,298
Other assets...........................................       8,956        4,508
Assets held in separate accounts.......................     178,537      191,660
                                                         ----------   ----------
   Total assets........................................  $9,996,093   $9,951,918
                                                         ==========   ==========

                See accompanying notes to financial statements.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEET
                     (in thousands, except share amounts)

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
Liabilities
Policyholders' contract deposits.....................  $3,941,891   $4,592,913
Future policy benefits for life and accident and
  health insurance contracts.........................   2,854,862    2,696,417
Reserve for unearned premiums........................       6,793        7,505
Policy and contract claims...........................      19,846       30,847
Income taxes payable.................................      14,863       51,531
Derivative liabilities, at fair value................      18,024       17,318
Amounts due to related parties.......................      25,551        8,150
Other liabilities....................................      34,092       49,803
Liabilities related to separate accounts.............     178,537      191,660
Security lending payable.............................   1,890,762    1,240,373
                                                       ----------   ----------
   Total liabilities.................................   8,985,221    8,886,517

Shareholders' equity
Common stock, $200 par value; 16,125 shares
  authorized, issued and outstanding.................       3,225        3,225
Additional paid-in capital...........................     238,025      238,025
Accumulated other comprehensive income...............     150,904      216,751
Retained earnings....................................     618,718      607,400
                                                       ----------   ----------
   Total shareholders' equity........................   1,010,872    1,065,401
                                                       ----------   ----------
Total liabilities and shareholders' equity...........  $9,996,093   $9,951,918
                                                       ==========   ==========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENT OF INCOME
                                (in thousands)

                                                    Years ended December 31,
                                                  ----------------------------
                                                    2006      2005      2004
                                                  --------  --------  --------
Revenues:
   Premiums and other considerations............. $319,565  $271,960  $424,185
   Net investment income.........................  524,457   582,704   544,959
   Realized capital losses.......................  (35,808)   (8,689)  (14,819)
                                                  --------  --------  --------
       Total revenues............................  808,214   845,975   954,325
                                                  --------  --------  --------
Benefits and expenses:
   Policyholders' benefits.......................  404,386   361,394   528,595
   Interest credited on policyholder contract
     deposits....................................  220,895   190,506   209,198
   Insurance acquisition and other operating
     expenses....................................   75,394    58,725    66,543
                                                  --------  --------  --------
       Total benefits and expenses...............  700,675   610,625   804,336
                                                  --------  --------  --------
Income before income taxes.......................  107,539   235,350   149,989
                                                  --------  --------  --------
Income taxes:
   Current.......................................   23,167    58,779    61,033
   Deferred......................................   11,054    24,289    (8,661)
                                                  --------  --------  --------
       Total income tax expense..................   34,221    83,068    52,372
                                                  --------  --------  --------
Net income before cumulative effect of
  accounting change..............................   73,318   152,282    97,617
Cumulative effect of accounting change, net of
  tax............................................       --        --       (53)
                                                  --------  --------  --------
Net income....................................... $ 73,318  $152,282  $ 97,564
                                                  ========  ========  ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENT OF SHAREHOLDERS' EQUITY
                                (in thousands)

                                                  Years ended December 31,
                                             ----------------------------------
                                                2006        2005        2004
                                             ----------  ----------  ----------
Common stock
Balance at beginning and end of year........ $    3,225  $    3,225  $    3,225

Additional paid-in capital
Balance at beginning and end of year........    238,025     238,025     238,025
                                             ----------  ----------  ----------
Accumulated other comprehensive income
Balance at beginning of year................    216,751     307,204     262,264
   Other comprehensive income/(loss)........    (65,847)    (90,453)     44,940
                                             ----------  ----------  ----------
Balance at end of year......................    150,904     216,751     307,204
                                             ----------  ----------  ----------
Retained earnings
Balance at beginning of year................    607,400     505,118     407,554
Net income..................................     73,318     152,282      97,564
Dividends to shareholders...................    (62,000)    (50,000)         --
                                             ----------  ----------  ----------
Balance at end of year......................    618,718     607,400     505,118
                                             ----------  ----------  ----------
Total shareholders' equity.................. $1,010,872  $1,065,401  $1,053,572
                                             ==========  ==========  ==========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENT OF CASH FLOWS
                                (in thousands)

                                                                                         Years ended December 31,
                                                                                  -------------------------------------
                                                                                      2006         2005         2004
                                                                                  -----------  -----------  -----------
Cash flows from operating activities:
   Net income.................................................................... $    73,318  $   152,282  $    97,564
Adjustments to reconcile net income to net cash provided by operating activities:
       Change in insurance reserves..............................................     146,732       81,792      231,793
       Change in accounting principle............................................          --           --           53
       Interest credited to policyholder contracts...............................     220,895      190,506      209,198
       Realized capital (gains) losses...........................................      35,808        8,689       14,819
       Amortization of premiums and discounts on securities......................      (7,156)     (19,584)     (18,423)
   Change in:
       Change to other policyholders' contracts..................................       1,347       (1,152)     (10,870)
       Change in reinsurance assets..............................................       5,449       12,687       (9,708)
       Change in deferred acquisition costs......................................      36,229       31,209       28,063
       Change in investment income due and accrued...............................       7,510        7,251       (3,024)
       Change in income taxes - net..............................................      (6,291)      27,150       (5,284)
       Change in reserves for commissions, expense and taxes.....................       1,792         (271)      (1,622)
       Change in other assets and liabilities - net..............................       7,436      (65,003)    (107,665)
                                                                                  -----------  -----------  -----------
Net cash provided by operating activities........................................     523,069      425,556      424,894
                                                                                  -----------  -----------  -----------
Cash flows from investing activities:
       Sale of fixed maturities..................................................   1,366,570    1,695,162    1,660,282
       Redemptions and maturities of fixed maturities............................     471,794      569,924      387,337
       Sale of equity securities.................................................      29,859        6,584        2,842
       Sale of real estate.......................................................       4,898           --           --
       Purchase of fixed maturities..............................................  (1,311,524)  (2,181,966)  (2,262,149)
       Purchase of equity securities.............................................     (24,701)     (11,374)      (2,935)
       Purchase of real estate...................................................      (1,403)      (3,388)      (2,110)
       Mortgage loans funded.....................................................    (112,313)     (74,243)     (46,726)
       Repayments of mortgage loans..............................................      17,382       68,581       91,915
       Change in policy loans....................................................         609          (80)        (143)
       Change in short-term investments..........................................       8,374      (11,001)      78,778
       Sales or distributions of other long-term investments.....................       7,425       48,036        4,329
       Investments in other long-term investments................................     (15,668)      (1,497)       3,948
       Change in securities lending collateral...................................    (678,184)    (272,108)     719,607
       Other - net...............................................................     (11,353)     (37,890)       3,835
                                                                                  -----------  -----------  -----------
Net cash provided by (used) in investing activities..............................    (248,235)    (205,260)     638,810
                                                                                  -----------  -----------  -----------
Cash flows from financing activities:
       Deposits on policyholder contracts........................................     139,961       72,328      156,631
       Withdrawals on policyholder contracts.....................................  (1,011,796)    (582,700)    (500,721)
       Change in securities lending payable......................................     650,389      346,406     (719,607)
       Dividends to shareholders.................................................     (62,000)     (50,000)          --
                                                                                  -----------  -----------  -----------
Net cash provided by (used in) financing activities..............................    (283,446)    (213,966)  (1,063,697)
                                                                                  -----------  -----------  -----------
Change in cash...................................................................      (8,612)       6,330            7
Cash at beginning of year........................................................       8,612        2,282        2,275
                                                                                  -----------  -----------  -----------
Cash at end of year                                                               $         0  $     8,612  $     2,282
                                                                                  ===========  ===========  ===========

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENT OF CASH FLOWS
                                (in thousands)

                                                        Years ended December 31,
                                                        -----------------------
                                                         2006     2005    2004
                                                        -------  ------- -------
Supplemental Cash Flow Information
   Income taxes paid...................................  44,694   54,200  56,043
                                                        =======  ======= =======

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENT OF COMPREHENSIVE INCOME
                                (in thousands)

                                                      Years ended December 31,
                                                   -----------------------------
                                                     2006       2005      2004
                                                   --------  ---------  --------
Comprehensive Income
Net Income........................................ $ 73,318  $ 152,282  $ 97,564

Other comprehensive income
Change in net unrealized appreciation of
  investment-net of reclassifications.............  (96,223)  (139,246)   71,157
Deferred income tax expense on above activities...   30,376     48,793   (26,217)
                                                   --------  ---------  --------
Other comprehensive income........................  (65,847)   (90,453)   44,940
                                                   --------  ---------  --------
Comprehensive income.............................. $  7,471  $  61,829  $142,504
                                                   ========  =========  ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations

   American International Life Assurance Company of New York (the "Company") is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Company, domiciled in New York, has been doing business since 1962 as a provider of individual and group life insurance, fixed annuities, immediate annuities, variable products, terminal funding annuities, and structured settlement contracts. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in American Samoa, U.S. Virgin Islands, and Guam.

2. Summary of Significant Accounting Policies

    a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

       The company performed a migration of certain blocks of reserves from various legacy valuation systems to a new valuation system as of December 31, 2006, representing approximately $5.6 billion of reserves. The new system has the capability to refine estimates to a greater degree than previously possible using the older systems. The conversion resulted in an increase in GAAP reserves and a net decrease to 2006 pre-tax earnings of $13.9 million.

    b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2006. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                       2006     2005     2004
                                                     -------- -------- --------
Statutory net income................................ $ 62,079 $155,182 $ 94,673
Statutory capital and surplus....................... $606,126 $625,836 $565,893

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    b) Statutory Accounting - (continued):

       The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

    c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

    d) Investments:

       (i)Cash and Short-Term Investments

          Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All short-term investments are carried at cost plus accrued interest, which approximates fair value and have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    d) Investments - (continued):

      (ii)Fixed Maturity and Equity Securities

          Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2006 and 2005. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholders' equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

          Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

          Fixed maturity and equity securities classified as trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near future. Realized and unrealized gains and losses are reflected in income currently.

          The Company regularly evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment.

          In general, a security is considered a candidate for impairment if it meets any of the following criteria:

           . Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer).

           . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or
              (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

           . In the opinion of the Company's management, it is probable that the Company may not realize a full recovery on its investments, irrespective of the occurrence of one of the foregoing events.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    d) Investments - (continued):

          At each balance sheet date, the Company evaluates its securities holdings in an unrealized loss position. Where the Company does not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, the Company records the unrealized loss in income. If events or circumstances change, such as unexpected changes in the creditworthiness of the obligor, unanticipated changes in interest rates, tax laws, statutory capital positions and liquidity events, among others, the Company revisits its intent. Further, if a loss is recognized from a sale subsequent to a balance sheet date pursuant to these unexpected changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

          In periods subsequent to the recognition of an other-than-temporary impairment loss for debt securities, the Company generally amortizes the discount or reduced premium over the remaining life of the security in a prospective manner based on the amount and timing of future estimated cash flows. Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

     (iii)Mortgage Loans

          Mortgage loans are reported at the unpaid principal balance, net of any allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

          Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2006 and 2005.

          Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    d) Investments - (continued):

      (iv)Policy loans

          Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

       (v)Real Estate

          Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

      (vi)Other invested assets

          Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are carried at net asset value and the change in net asset value is recorded in net investment income.

     (vii)Securities lending collateral and securities lending payable

          The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. The fair values of securities pledged under the securities lending agreement were $1.8 billion and $1.2 billion as of December 31, 2006 and 2005, respectively, which represents securities included in fixed maturity securities available for sale in the balance sheet at the respective balance sheet dates. The collateral is held by the lending agent for the benefit of the Company and not available for the general use of the Company (restricted). Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    d) Investments - (continued):

    (viii)Dollar roll agreements

          Throughout the year, the Company may enter into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the balance sheet in other liabilities.

          At December 31, 2006 and 2005, the Company had no dollar roll agreements outstanding.

      (ix)Derivatives

          The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value.

          Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for recoverability the carrying amount of DAC at least annually.

       Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

       With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

       DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    f) Income Taxes: Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense. A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

    g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

       Premiums for traditional, whole and term life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

       For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

       Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

    h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefore are reflected in income currently.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    i) Separate Accounts: Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain policies. Each separate account has specific investment objectives, and the assets are carried at fair value. The assets of each separate account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

    j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a policyholder, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the statements of income.

       The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

       Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

    l) Recent Issued Accounting Standards: In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-1. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for guaranteed minimum death benefits related to variable annuity contracts and modify certain disclosures and financial statement presentations for these products (see Note 6).

       SOP 03-1 also requires that variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The adoption of SOP 03-1 did not have a material impact on the Company's separate accounts.

       FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Emerging Issue Task Force Issue
       No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on the Company's financial condition or results of operations.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    l) Recent Issued Accounting Standards - (continued):

       In December 2004, the FASB issued FAS No. 123 (revised 2004) "Share-Based Payment" ("FAS 123R"). FAS 123R replaces FAS No. 123, "Accounting for Stock-based Compensation," ("FAS 123") and supersedes Accounting Principles Board Opinion No. 25 ("APB 25"), "Accounting for Stock Issued to Employees". FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, is not presented herein. AIG adopted the provisions of the revised FAS 123R and its related interpretive guidance on January 1, 2006. The impact of adopting FAS 123R was not material to the financial condition or results of operations of the Company.

       On April 13, 2006, the FASB issued FSP FIN 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FSP FIN 46(R)-6"). FSP FIN 46(R)-6 affects the identification of which entities are variable interest entities through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities with which the Company becomes involved. The new requirements need not be applied to entities that have previously been analyzed under FIN 46(R) unless a reconsideration event occurs. The adoption of this guidance did not have a material effect on the Company's financial condition or results of operations.

       On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option" ("Issue B38"). This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") paragraph 9(a). The effective date of the implementation guidance is January 1, 2006.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    l) Recently Issued Accounting Standards - (continued):

       On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor" ("Issue B39"). The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006.

       On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"), an amendment of FAS 140 and FAS 133. FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date.

       In January 2007, the FASB issued FAS 133 Implementation Issue No. B40, "Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in prepayable Financial Assets" ("Issue B40"). Issue B40 provides guidance for when prepayment risk needs to be considered in determining whether mortgage-backed and other asset-backed securities contain an imbedded derivative requiring bifurcation.

    m) Future Application of Accounting Standards: On September 19, 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance but the company does not expect the implementation of SOP 05-1 to have a material effect on its financial condition or results of operations.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    m) Future Application of Accounting Standards - (continued)


       On July 13, 2006, the FASB issued FASB Interpretation 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings.

       In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expand disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

       In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which directly depends on the nature and extent of eligible items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

3. Investment Information

    a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                    Years ended December 31,
                                                  ----------------------------
                                                    2006      2005      2004
                                                  --------  --------  --------
Fixed maturities................................. $482,386  $518,011  $512,526
Equity securities................................      600       152     2,556
Mortgage loans...................................   25,222    23,521    30,851
Policy loans.....................................      768       824       780
Cash and short-term investments..................    1,934     1,946       488
Investment real estate...........................    1,206    (1,348)     (630)
Other invested assets............................   15,418    43,174     2,964
                                                  --------  --------  --------
   Total investment income.......................  527,534   586,280   549,535
   Investment expenses...........................   (3,077)   (3,576)   (4,576)
                                                  --------  --------  --------
Net investment income............................ $524,457  $582,704  $544,959
                                                  ========  ========  ========

    b) Investment Gains and Losses: The net realized capital gains (losses) of investments for 2006, 2005 and 2004 are summarized below (in thousands):

                                                    Years Ended December 31,
                                                  ----------------------------
                                                    2006      2005      2004
                                                  --------  --------  --------
Bonds, notes and redeemable preferred stocks
  available for sale
   Realized gains................................ $ 17,140  $ 24,873  $ 28,807
   Realized losses...............................  (26,115)  (18,286)  (22,287)
Common and non-redeemable preferred stocks
   Realized gains................................    1,288        --       703
   Realized losses...............................     (176)     (139)       --
Derivatives
   Realized gains(losses)........................   (1,313)     (890)    1,014
Other long-term investments
   Realized gains(losses)........................    1,485    (1,159)  (17,170)
Impairment writedowns............................  (28,117)  (13,088)   (5,886)
                                                  --------  --------  --------
Total net realized investment gains(losses)
  before taxes................................... $(35,808) $ (8,689) $(14,819)
                                                  ========  ========  ========

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    c) The change in unrealized appreciation (depreciation) of investments for 2006, 2005 and 2004 are summarized below (in thousands):

                                                    Years Ended December 31,
                                                 -----------------------------
                                                    2006       2005      2004
                                                 ---------  ---------  -------
   Fixed maturities............................. $(117,849) $(191,225) $64,368
   Equity securities............................      (437)        33     (688)
   Deferred acquisition costs...................    22,117     51,946    7,477
   Other invested assets........................       (54)        --       --
                                                 ---------  ---------  -------
Change in net unrealized appreciation
  (depreciation) of investments................. $ (96,223) $(139,246) $71,157
                                                 =========  =========  =======

       The following table summarizes the gross unrealized losses and fair value on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2006 and 2005 are as follows (in thousands):

                                           12 months or less   Greater than 12 months         Total
                                         --------------------- ---------------------  ---------------------
                                                    Unrealized             Unrealized            Unrealized
                                         Fair Value   Losses   Fair Value    Losses   Fair Value    Loss
                                         ---------- ---------- ----------  ---------- ---------- ----------
At December 31, 2006
U.S Government and government agencies.. $    1,654  $    17   $       --   $    --   $    1,654       17
States, municipalities and political
  subdivisions..........................      6,910       90        4,690       310       11,600      400
Mortgage backed securities..............    175,621    3,331      287,958    11,508      463,579   14,839
All other corporate.....................    866,334   16,491      797,801    36,115    1,664,135   52,606
Equity securities.......................        701      481           --        --          701      481
                                         ----------  -------   ----------   -------   ----------  -------
   Total................................ $1,051,220  $20,410   $1,090,449   $47,933   $2,141,669  $68,343
                                         ==========  =======   ==========   =======   ==========  =======

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                            12 months or less   Greater than 12 months         Total
                                          --------------------- ---------------------  ---------------------
                                                     Unrealized             Unrealized            Unrealized
                                          Fair Value   Losses   Fair Value    Losses   Fair Value    Loss
                                          ---------- ---------- ----------  ---------- ---------- ----------
At December 31, 2005
U.S Government and government agencies... $    1,093  $    56    $     --    $    --   $    1,093  $    56
Foreign government.......................      4,948      118          --         --        4,948      118
States, municipalities and political
  subdivisions...........................         --       --      14,361        639       14,361      639
Mortgage backed securities...............    470,231   12,817      11,332      2,304      481,563   15,121
All other corporate......................  1,136,401   26,454     278,486     20,303    1,414,887   46,757
Equity securities........................      4,216      193         800        201        5,016      394
                                          ----------  -------    --------    -------   ----------  -------
   Total................................. $1,616,889  $39,638    $304,979    $23,447   $1,921,868  $63,085
                                          ==========  =======    ========    =======   ==========  =======

   As of December 31, 2006, the Company held 440 and 1 stock investments that were in an unrealized loss position, of which 0 individual bonds and 0 stock investment were in an unrealized loss position continuously for 12 months or more.

   The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2006, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    d) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities:
       The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2006 and 2005 are as follows (in thousands):

                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized   Fair
2006                                  Cost       Gains      Losses     Value
----                                ---------- ---------- ---------- ----------
Fixed maturities:
   U.S Government and government
     Agencies and authorities...... $   44,514  $ 10,787   $    17   $   55,284
   Foreign Governments.............     47,212     8,136        --       55,348
   States, municipalities and
     political subdivision.........     12,000        --       400       11,600
   Mortgage-backed securities......  1,019,856    17,546    14,839    1,022,563
   All other corporate.............  5,759,989   296,373    52,606    6,003,756
                                    ----------  --------   -------   ----------
Total fixed maturities............. $6,883,571  $332,842   $67,862   $7,148,551
                                    ==========  ========   =======   ==========
Equity securities.................. $    2,450  $     47   $   481   $    2,017
                                    ==========  ========   =======   ==========

                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized   Fair
2005                                  Cost       Gains      Losses     Value
----                                ---------- ---------- ---------- ----------
Fixed maturities:
   U.S Government and government
     Agencies and authorities...... $   83,692  $ 12,929   $    56   $   96,565
   Foreign Governments.............     67,430    10,686       118       77,998
   States, municipalities and
     political subdivision.........     27,000       308       639       26,669
   Mortgage-backed securities......  1,083,495    22,277    15,121    1,090,651
   All other corporate.............  6,178,732   399,320    46,757    6,531,295
                                    ----------  --------   -------   ----------
Total fixed maturities............. $7,440,349  $445,520   $62,691   $7,823,178
                                    ==========  ========   =======   ==========
Equity securities.................. $    6,496  $    397   $   394   $    6,499
                                    ==========  ========   =======   ==========

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    d) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities
       - (continued):


       The amortized cost and fair value of fixed maturities available for sale at December 31, 2006, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                          Amortized    Fair
                                                            Cost       Value
                                                          ---------- ----------
Fixed maturity securities, excluding mortgage-backed
  securities:
       Due in one year or less........................... $   88,025 $   89,359
       Due in one year through 5 years...................    860,584    891,036
       Due after five years through ten years............  1,814,962  1,847,126
       Due after ten years...............................  3,100,144  3,298,467
Mortgage-backed securities...............................  1,019,856  1,022,563
                                                          ---------- ----------
   Total fixed maturity securities....................... $6,883,571 $7,148,551
                                                          ========== ==========

    e) Net Unrealized Gains (Losses) on Fixed Maturities and Equity Securities:
       Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                  2006       2005       2004
                                                --------  ---------  ---------
Gross unrealized gains......................... $332,889  $ 445,917  $ 608,048
Gross unrealized losses........................  (68,343)   (63,085)   (34,024)
Deferred policy acquisition costs..............  (31,707)   (53,824)  (105,770)
Other invested assets..........................      (54)        --         --
Deferred income tax expense....................  (81,881)  (112,257)  (161,050)
                                                --------  ---------  ---------
   Net unrealized gains on securities.......... $150,904  $ 216,751  $ 307,204
                                                ========  =========  =========

    f) Fixed Maturities Below Investment Grade: At December 31, 2006 and 2005, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $520,549,130 and $486,517,399, respectively, and an aggregate market value of $546,853,237 and $490,016,604, respectively.

    g) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's Statement of Income.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    h) Investments Greater than 10% of Equity: The market value of investments in the following companies exceeded 10% of the Company's total shareholders' equity at December 31, 2006 (in thousands):

       CWBS, Inc       $144,486

    i) Statutory Deposits: Securities with a carrying value of $4,378,208 and $4,414,874 were deposited by the Company under requirements of regulatory authorities as of December 31, 2006 and 2005, respectively.

    j) Mortgage Loans: At December 31, 2006, mortgage loans were collateralized by properties located in 9 geographic regions, with loans totaling approximately 41% of the aggregate carrying value of the portfolio secured by properties located in the Mid-Atlantic region, 18% by properties located in the Pacific region, 12% by properties located in the North Central region, 11% in the South Atlantic region, and 6% in the New England region. No more than 6% of the portfolio was secured by properties in any other region. At December 31, 2006, the type of property collateralizing the mortgage loan portfolio was approximately 25% for office, 29% for residential, 18% for retail, 11% for hotel/motel, 9% for industrial, and 8% mobile homes.

4. Deferred Acquisition Costs

   The following reflects the deferred policy acquisition costs which will be amortized against future income and the related current amortization charged to income (in thousands):

                                                    Years ended December 31,
                                                  ----------------------------
                                                    2006      2005      2004
                                                  --------  --------  --------
Balance at beginning of year..................... $ 85,862  $ 65,126  $ 85,908
   Acquisition costs deferred....................      609     1,216     2,883
   Amortization charged to income................  (41,946)  (27,729)  (28,747)
   Effect of realized gains (losses).............    5,109    (4,697)   (2,395)
   Effect of unrealized gains (losses)...........   22,117    51,946     7,477
                                                  --------  --------  --------
Balance at end of year........................... $ 71,751  $ 85,862  $ 65,126
                                                  ========  ========  ========

   The Company revises future DAC assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. In 2006, DAC amortization was decreased by $19.0 million due to unlocking of deferred annuities products.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

5. Policyholder Contract Deposits and Future Policy Benefits


    a) The analysis of the policyholder contract deposit liabilities and future policy benefits at December 31, 2006 and 2005 are as follows (in thousands):

                                                             2006       2005
                                                          ---------- ----------
Policyholder contract deposits:
   Annuities............................................. $3,618,903 $4,074,247
   Guaranteed investments contracts (GICs)...............    119,929    319,362
   Universal life........................................    120,274    112,495
   Corporate-owned life insurance........................     37,107     35,649
   Other investment contracts............................     45,678     51,160
                                                          ---------- ----------
                                                          $3,941,891 $4,592,913
                                                          ========== ==========

                                                             2006       2005
                                                          ---------- ----------
Future policy benefits:
   Ordinary life......................................... $   20,420 $   19,864
   Group life............................................     31,666     26,761
   Life contingent annuities.............................  1,631,459  1,483,098
   Terminal funding......................................  1,137,432  1,126,475
   Accident and health...................................     33,885     40,219
                                                          ---------- ----------
                                                          $2,854,862 $2,696,417
                                                          ========== ==========

    b) The liability for policyholder contract deposits has been established based on the following assumptions:

       (i)Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.2 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 0 to 6.0 percent grading to zero over a period of 0 to 7 years.

      (ii)GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 3.0 percent to 6.2 percent and maturities range from 2 to 6 years. The average maturity of these GICs is 2 years.

     (iii)Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2006 was 4.9 percent.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

      (iv)The universal life policies, exclusive of corporate-owned life insurance business, have credited interest rates of 4.5 percent to
          5.9 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life policies are subject to surrender charges that amount to 2.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

    c) The liability for future policy benefits has been established based upon the following assumptions:

       (i)Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 7.5 percent and grade to not less than
          1.0 percent.

      (ii)Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated
          31.4 percent.

6. Reserves for Guaranteed Benefits

   Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2006 and 2005 were as follows:

                                                  Return of Net Deposits Plus a
                                                        Minimum Return
                                                     (dollars in millions)
                                                  ----------------------------
                                                      2006           2005
                                                  ------------   ------------
Account value.................................... $        172   $        190
Net amount at risk /(a)/.........................            6              8
Average attained age of contract holders.........           64             62
Range of GMDB increase rates /(b)/...............  0.00%-10.00%   0.00%-10.00%

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

(b) Reinsured with top rated carriers.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

   The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the balance sheet:

                                                                 (In thousands)
                                                                 -------------
                                                                 2006    2005
                                                                 ----    ----
Balance at January 1............................................ $100    $ 50
Guaranteed benefits incurred....................................   90      70
Guaranteed benefits paid........................................  (90)    (20)
                                                                  ----   ----
Balance at December 31.......................................... $100    $100

   The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2006 and 2005:

    . Data used was 1,000 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 10%.

    .  Volatility assumption was 16%.

    .  Mortality was assumed to be 87.5% of the 1983a table.

    . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 15%.

    .  The discount rate was 8%.

7. Income Taxes

    a) Income tax liabilities were as follows (in thousands):

                                                                Years ended
                                                               December 31,
                                                            ------------------
                                                              2006      2005
                                                            --------  --------
Current tax receivables.................................... $ 40,827  $ 23,482
Deferred tax liability.....................................  (55,690)  (75,013)
                                                            --------  --------
   Income taxes payable.................................... $(14,863) $(51,531)
                                                            ========  ========

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

   The components of deferred tax assets and liabilities were as follows (in thousands):

                                                       Years ended December 31,
                                                       -----------------------
                                                         2006         2005
                                                        --------     --------
Deferred tax assets:
   Policy reserves.................................... $ 16,175     $ 46,981
   Basis differential of investments..................   30,161        2,721
   Other..............................................       --        1,789
                                                        --------     --------
                                                       $ 46,336     $ 51,491
                                                        --------     --------
Deferred tax liabilities:
   Net unrealized gains on debt and equity and equity
     securities available for sale.................... $ 81,881     $112,257
   Deferred policy acquisition costs..................   18,868       11,568
   State deferred tax liabilities.....................      696           --
   Other..............................................      581        2,679
                                                        --------     --------
                                                       $102,026     $126,504
                                                        --------     --------
Net deferred tax liabilities.......................... $(55,690)    $(75,013)
                                                        ========     ========

    b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.9 million of policyholders' surplus on which deferred tax liability has not been provided, as federal income taxes are not required unless it is distributed as a dividend, or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. During 2005, the Company distributed cash dividends of $50 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to pretax income as a result of the following differences (in thousands):

                                                      Years ended December 31,
                                                     -------------------------
                                                       2006     2005     2004
                                                     -------  -------  -------
Income tax expense at statutory percentage of GAAP
  pretax income..................................... $37,639  $82,373  $52,496
State income tax....................................   1,372      803      510
Dividends received deduction........................    (187)    (131)      --
Prior year correction...............................   1,021      (53)    (696)
IRS audit settlements...............................  (5,633)      --       --
Other...............................................       9       76       62
                                                     -------  -------  -------
   Income tax expense............................... $34,221  $83,068  $52,372
                                                     =======  =======  =======

    d) The Internal Revenue Service (IRS) is currently examining the Company's tax return for the tax years 2000 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8. Commitments and Contingencies

   The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

   The Company had $36.1 million and $27.4 million of unfunded commitments for its investments in limited partnerships at December 31, 2006 and 2005, respectively.

   On February 9, 2006, American International Group, Inc. ("AIG") announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained permission from the SEC to continue to provide its variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

   All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2006 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's results of operations and financial position.

9. Derivative Financial Instruments

    a) Use of Derivative Financial Instruments:

       The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    b) Interest Rate and Currency Swap Agreements:

       Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

       Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases. Swap agreements generally have terms of two to ten years.

       The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to realized gains/loss over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

       The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    b) Interest Rate and Currency Swap Agreements - (continued):


       Interest rate and currency swap agreements at December 31 were as follows (in thousands):

                                                                2006     2005
                                                              -------  -------
Liability Swaps
Interest rate swap agreements to receive floating rate:
   Notional amounts..........................................      --  175,000
   Fair Value................................................      --      280
Asset Swaps
Currency swap agreements
(received U.S dollars/pay Canadian dollars):
   Notional amounts (in U.S. dollars)........................  29,262   30,000
   Fair Value................................................ (15,937) (16,531)
Currency swap agreements
(received U.S dollars/pay Euro dollars):
   Notional amounts (in U.S. dollars)........................   5,270    5,270
   Fair Value................................................  (1,586)    (781)
Currency swap agreements
(received U.S dollars/pay Australian dollars):
   Notional amounts (in U.S. dollars)........................   5,000    5,000
   Fair Value................................................    (501)       6

    c) Risks Inherent In the Use of Derivatives:

       Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

       Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Company to prevent and detect such mismatches.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

10. Fair Value of Financial Instruments

    a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

       The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                            Fair      Carrying
2006                                                        Value      Value
----                                                      ---------- ----------
Assets
Fixed maturities......................................... $7,148,551 $7,148,551
Equity securities........................................      2,017      2,017
Mortgage and policy loans................................    483,350    464,373
Investment real estate...................................     26,345     26,345
Other invested assets....................................     35,279     35,279
Cash and short-term investments..........................     17,782     17,782
Assets and liabilities related to separate accounts......    178,537    178,537
Security lending collateral..............................  1,844,259  1,844,259

Liabilities
Investment contracts.....................................  3,554,287  3,784,510
Derivative liabilities...................................     18,024     18,024
Assets and liabilities related to separate accounts......    178,537    178,537
Securities lending payable...............................  1,890,762  1,890,762

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                                                      Carrying
2005                                                       Fair Value  Value
----                                                       ---------- ---------
Assets
Fixed maturities.......................................... 7,823,178  7,823,178
Equity securities.........................................     6,499      6,499
Mortgage and policy loans.................................   394,277    369,410
Derivative assets.........................................       292        292
Investment real estate....................................    26,971     26,971
Other invested assets.....................................    18,075     18,075
Cash and short-term investments...........................    34,770     34,770
Assets and liabilities related to separate accounts.......   191,660    191,660
Security lending collateral............................... 1,166,075  1,166,075

Liabilities
Investment contracts...................................... 4,381,365  4,444,043
Derivative liabilities....................................    17,318     17,318
Assets and liabilities related to separate accounts.......   191,660    191,660
Security lending payable.................................. 1,240,373  1,240,373

    b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

       Fixed maturity securities: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

       Equity securities: Fair values for equity securities were based upon quoted market prices.

       Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of policy loans were estimated to approximate carrying value.

       Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

   Derivatives: Fair value of derivative assets and liabilities were based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   Other invested assets: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

   Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

   Securities lending collateral/Securities lending payable: Carrying value is considered to be a reasonable estimate of fair value.

11. Shareholders' Equity

   The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were dividends paid in the amount of $62,000,000 and $50,000,000, in 2006 and 2005, respectively.

12. Employee Benefits

   Currently all of the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13. Reinsurance

    a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

   The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed is as follows (in thousands):

       December 31, 2006

                                                 Premiums and Other Considerations
                                                 ---------------------------------
                                        Life             Accident
                                    Insurance in           and
                                       Force      Life    Health  Annuity   Total
                                    ------------ ------- -------- -------- --------
Direct.............................  $4,308,653  $55,279 $34,861  $258,010 $348,150
   Assumed - Nonaffiliated.........     697,527    1,261      --        --    1,261
   Assumed - Affiliated............         164       --      --        --       --
                                     ----------  ------- -------  -------- --------
Total Assumed......................     697,691    1,261      --        --    1,261

   Ceded - Nonaffiliated...........     437,934    2,205     998       239    3,442
   Ceded - Affiliated..............         646       52  26,352        --   26,404
                                     ----------  ------- -------  -------- --------
Total Ceded........................     438,580    2,257  27,350       239   29,846
                                     ----------  ------- -------  -------- --------
Net................................   4,567,764   54,283   7,511   257,771  319,565
                                     ==========  ======= =======  ======== ========

       December 31, 2005

                                              Premiums and Other Considerations
                                              ---------------------------------
                                      Life             Accident
                                    Insurance            and
                                    in Force   Life     Health  Annuity  Total
                                    --------- ------   -------- ------- -------
   Direct.......................... 3,129,817 52,946    36,021  208,071 297,038
      Assumed - Nonaffiliated......   792,567  1,512        --       --   1,512
      Assumed - Affiliated.........       215     --        --       --      --
                                    --------- ------    ------  ------- -------
   Total Assumed...................   792,782  1,512        --       --   1,512

      Ceded - Nonaffiliated........   497,656  2,133       644      301   3,078
      Ceded - Affiliated...........       825     36    23,476       --  23,512
                                    --------- ------    ------  ------- -------
   Total Ceded.....................   498,481  2,169    24,120      301  26,590
                                    --------- ------    ------  ------- -------
   Net............................. 3,424,118 52,289    11,901  207,770 271,960
                                    ========= ======    ======  ======= =======

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

       December 31, 2004

                                            Premiums and Other Considerations
                                            ---------------------------------
                                   Life              Accident
                                 Insurance             and
                                 in Force     Life    Health  Annuity  Total
                                 ---------- -------  -------- ------- -------
Direct.......................... 40,437,034 158,880   48,518  246,866 454,264
   Assumed - Nonaffiliated......  1,045,988   2,353       --       --   2,353
   Assumed - Affiliated.........        299      --       --       --      --
                                 ---------- -------   ------  ------- -------
Total Assumed...................  1,046,287   2,353       --       --   2,353
   Ceded - Nonaffiliated........    576,871   2,602    7,075      317   9,994
   Ceded - Affiliated...........        785     (58)  22,496       --  22,438
                                 ---------- -------   ------  ------- -------
Total Ceded.....................    577,656   2,544   29,571      317  32,432
                                 ---------- -------   ------  ------- -------
Net............................. 40,905,665 158,689   18,947  246,549 424,185
                                 ========== =======   ======  ======= =======

    b) Reinsurance recoveries, which reduced death and other benefits, approximated $15,179,000 and $12,044,000 respectively, for the years ended December 31, 2006 and 2005.

       The Company's reinsurance arrangements do not relieve it from its direct obligation to its insured. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14. Transactions with Related Parties

    a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $26,404,000 and $4,233,000, respectively, for the year ended
       December 31, 2006. Premium income and commission ceded for 2005 amounted to $23,512,000 and $3,564,000, respectively. Premium income and commission ceded for 2004 amounted to $22,438,000 and $3,411,000, respectively.

    b) The Company provides life insurance coverage to employees of AIG, ("The Parent") and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $13,993,000 in premiums relating to this business for 2006, $13,619,000 for 2005, and $13,302,000 for 2004.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

    c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2006, 2005 and 2004, the Company was charged $14,701,000, $13,585,000 and $13,126,000, respectively, for expenses attributed to the Company but incurred by affiliates.

    d) The Company's insurance obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh, PA ("National Union"), an indirect, wholly-owned subsidiary of AIG and an affiliate of the Company. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's policy and contract holders have the right to enforce the guarantee directly against National Union. National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products in each Statement of Additional Information. The Company expects that the National Union guarantee will be terminated in 2007.

    e) AIG has provided a Support Agreement to the Company to maintain a certain financial condition in order to enable the Company to issue its policies. The Support Agreement is for the benefit of the Company rather than its policyholders.

                     NATIONAL UNION FIRE INSURANCE COMPANY
                              OF PITTSBURGH, PA.

                               NAIC CODE: 19445

                     STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                     NATIONAL UNION FIRE INSURANCE COMPANY
                              OF PITTSBURGH, PA.

                     STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                               TABLE OF CONTENTS

Report of Independent Auditors............................................. 2

Statements of Admitted Assets.............................................. 3

Statements of Liabilities, Capital and Surplus............................. 4

Statements of Income and Changes in Capital and Surplus.................... 5

Statements of Cash Flow.................................................... 6

Notes to Statutory Basis Financial Statements.............................. 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of National Union Fire Insurance Company of Pittsburgh, PA.;

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, PA. (the Company) as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 26, 2007

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                         STATEMENTS OF ADMITTED ASSETS
                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2006 AND 2005
                                (000'S OMITTED)

As of December 31,                                        2006         2005
------------------                                    -----------  -----------
Cash and Invested Assets:
   Bonds, at amortized cost (NAIC market
     value: 2006 - $13,761,650; 2005 -
     $11,028,298)                                     $13,457,046  $10,806,319

   Stocks:
       Common stocks, at NAIC market value
         (Cost: 2006 - $2,793,116; 2005 -
         $2,760,045)                                    7,659,381    6,445,976
       Preferred stocks, primarily at NAIC
         market value (Cost: 2006 -
         $2,024,367; 2005 - $2,110,012)                 2,024,527    2,110,150
   Other invested assets, primarily at equity
     (Cost: 2006 - $1,149,519; 2005 -
     $978,354)                                          1,722,869    1,425,397
   Short-term investments, at amortized cost
     (approximates NAIC market value)                     149,788      168,815
   Securities lending collateral                            9,759       83,903
   Overdraft                                             (189,073)     (39,173)
                                                      -----------  -----------
          Total Cash and Invested Assets               24,834,297   21,001,387
                                                      -----------  -----------
Investment income due and accrued                         184,751      193,851
Agents' balances or uncollected premiums:
   Premiums in course of collection                       797,259      813,543
   Premiums and installments booked but
     deferred and not yet due                             392,636      375,130
   Accrued retrospective premiums                       1,695,633    1,337,834
Amounts billed and receivable from high
  deductible policies                                      80,613      110,142
Reinsurance recoverable on loss payments                  514,198      419,911
Funds held by or deposited with reinsurers                 14,456       25,026
Deposit accounting assets                                 854,511    1,410,584
Deposit accounting assets - funds held                     99,516      457,042
Federal and foreign income taxes recoverable
  from parent                                                  --      763,168
Net deferred tax assets                                   385,629      385,906
Receivable from parent, subsidiaries and
  affiliates                                              695,535      826,889
Equities in underwriting pools and
  associations                                            906,315      609,772
Other admitted assets                                     171,621      223,524
                                                      -----------  -----------
   Total Admitted Assets                              $31,626,970  $28,953,709
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS
                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2006 AND 2005
                   (000'S OMITTED EXCEPT SHARE INFORMATION)

As of December 31,                                                      2006         2005
------------------                                                  -----------  -----------
                            Liabilities

Reserves for losses and loss adjustment expenses                    $12,901,979  $11,786,300
Unearned premium reserves                                             4,403,870    4,291,224
Commissions, premium taxes, and other expenses payable                  188,909      120,205
Reinsurance payable on paid loss and loss adjustment expenses           325,207      261,712
Funds held by company under reinsurance treaties                        239,612      267,740
Provision for reinsurance                                               134,981      201,761
Ceded reinsurance premiums payable, net of ceding commissions           418,513      429,327
Retroactive reinsurance reserves - assumed                               24,533       34,720
Retroactive reinsurance reserves - ceded                                (64,687)     (68,657)
Deposit accounting liabilities                                          181,868      513,961
Deposit accounting liabilities - funds held                             742,591    1,062,338
Securities lending payable                                                9,759       83,903
Collateral deposit liability                                            647,179      533,851
Payable to parent, subsidiaries and affiliates                          295,246      886,989
Current Federal and foreign income taxes payable                        214,453           --
Payable for securities                                                  247,111      225,860
Other liabilities                                                       295,634      202,312
                                                                    -----------  -----------
   Total Liabilities                                                 21,206,758   20,833,546
                                                                    -----------  -----------
                        Capital and Surplus

Common capital stock, $5.00 par value, 1,000,000 shares authorized;
   895,750 shares issued and outstanding                                  4,479        4,479
Capital in excess of par value                                        2,694,092    2,694,092
Unassigned surplus                                                    7,669,024    5,349,702
Special surplus funds from retroactive reinsurance                       52,617       71,890
                                                                    -----------  -----------
   Total Capital and Surplus                                         10,420,212    8,120,163
                                                                    -----------  -----------
   Total Liabilities, Capital, and Surplus                          $31,626,970  $28,953,709
                                                                    ===========  ===========

               See Notes to Statutory Basis Financial Statements

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

            STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS
                                STATUTORY BASIS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
                                (000'S OMITTED)

For the Years Ended December 31,                           2006        2005
--------------------------------                       -----------  ----------
              Statements of Income

Underwriting Income:
   Premiums earned                                     $ 7,701,201  $7,035,963
                                                       -----------  ----------
Underwriting Deductions:
   Losses incurred                                       4,645,657   5,207,675
   Loss adjustment expenses incurred                       827,234   1,138,284
   Other underwriting expenses incurred                  1,747,380   1,401,165
                                                       -----------  ----------
Total Underwriting Deductions                            7,220,271   7,747,124
                                                       -----------  ----------
Net Underwriting Income (Loss)                             480,930    (711,161)
                                                       -----------  ----------
Investment Income:
   Net investment income earned                            757,517     747,551
   Net realized capital gains (net of capital
     gains taxes: 2006 - $12,835; 2005 - $24,064)           40,370      44,691
                                                       -----------  ----------
Net Investment Gain                                        797,887     792,242
                                                       -----------  ----------
Net loss from agents' or premium balances
  charged-off                                              (52,526)   (153,838)
Other gain, net of dividends to policyholders               68,137      96,755
                                                       -----------  ----------
Net Income after Capital Gains Taxes and Before
  Federal Income Taxes                                   1,294,428      23,998
Federal income tax expense (benefit)                       173,573    (107,916)
                                                       -----------  ----------
       Net Income                                      $ 1,120,855  $  131,914
                                                       ===========  ==========
         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous
  Year                                                 $ 8,120,163  $7,376,821
Adjustment to beginning surplus                           (157,094)   (205,585)
                                                       -----------  ----------
Capital and Surplus, as of January 1,                    7,963,069   7,171,236
                                                       -----------  ----------
Changes in Capital and Surplus:
   Net income                                            1,120,855     131,914
   Change in net unrealized capital gains [net of
     capital gains taxes: 2006 - $86,349; 2005 -
     $(18,068)]                                          1,381,471     697,684
   Change in net deferred income taxes                      33,752      46,237
   Change in non-admitted assets                          (158,503)    (88,388)
   Change in provision for reinsurance                      66,780     132,935
   Paid in surplus                                              --     199,830
   Cash dividends to stockholder                                --     (97,750)
   Foreign exchange translation                             12,788     (73,535)
                                                       -----------  ----------
       Total Changes in Capital and Surplus              2,457,143     948,927
                                                       -----------  ----------
Capital and Surplus, as of December 31,                $10,420,212  $8,120,163
                                                       ===========  ==========

               See Notes to Statutory Basis Financial Statements

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                            STATEMENTS OF CASH FLOW
                                STATUTORY BASIS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
                                (000'S OMITTED)

 For the Years Ended December 31,                         2006         2005
 --------------------------------                     -----------  -----------
                Cash From Operations

 Premiums collected, net of reinsurance               $ 6,857,942  $ 7,217,780
 Net investment income                                    809,958      720,255
 Miscellaneous income (expense)                            69,085      (57,062)
                                                      -----------  -----------
    Sub-total                                           7,736,985    7,880,973
                                                      -----------  -----------
 Benefit and loss related payments                      3,479,755    3,931,978
 Commission and other expense paid                      2,335,839    2,113,308
 Dividends paid to policyholders                            1,419          927
 Change in Federal income taxes                          (790,391)      47,537
                                                      -----------  -----------
    Net Cash Provided from Operations                   2,710,363    1,787,223
                                                      -----------  -----------
                Cash From Investments

 Proceeds from Investments Sold, Matured, or Repaid
    Bonds                                               2,023,652    2,374,908
    Stocks                                                637,187      677,784
    Other                                                 511,071    3,296,328
                                                      -----------  -----------
    Total Proceeds from Investments Sold, Matured,
      or Repaid                                         3,171,910    6,349,020
                                                      -----------  -----------
 Cost of Investments Acquired
    Bonds                                               4,733,252    3,915,482
    Stocks                                                633,747      521,240
    Other                                                 563,291    3,256,822
                                                      -----------  -----------
    Total Cost of Investments Acquired                  5,930,290    7,693,544
                                                      -----------  -----------
    Net Cash (Used in) Investing Activities            (2,758,380)  (1,344,524)
                                                      -----------  -----------
    Cash From Financing and Miscellaneous Sources

 Capital and Surplus paid-in, less treasury stock         199,830           --
 Dividends to stockholder                                      --     (146,977)
 Net deposit on deposit-type contracts and other
   insurance                                              276,990       45,455
 Intercompany receivable and payable, net                (675,777)    (559,414)
 Other                                                     78,047      122,578
                                                      -----------  -----------
    Net Cash (Used in) Financing and Miscellaneous
      Activities                                         (120,910)    (538,358)
                                                      -----------  -----------
    Net Change in Cash and Short-term Investments        (168,927)     (95,659)

 Overdraft and Short-term Investments:
    Beginning of year                                     129,642      225,301
                                                      -----------  -----------
    End of Year                                       $   (39,285) $   129,642
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A. Organization

   National Union Fire Insurance Company of Pittsburgh, PA. (the Company or National Union) is a direct wholly-owned subsidiary of AIG Commercial Insurance Group, Inc. (formerly known as NHIG Holding Corp.), a Delaware corporation and indirect wholly-owned subsidiary of the American International Group, Inc. (the Ultimate Parent or AIG).

   On December 29, 2006, as part of a reorganization of AIG's domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIG Commercial Insurance Group, Inc. The ownership change had no effect on the Company's operations. Prior to that reorganization, the Company was a direct wholly-owned subsidiary of AIG.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation, the Company is a leading provider in customized structured products.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with the Ultimate Parent and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

B. Summary of Significant Statutory Basis Accounting Policies

   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania (PA SAP).

   The Insurance Department of the Commonwealth of Pennsylvania recognizes only statutory accounting practices prescribed or permitted by the Commonwealth of Pennsylvania for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the Pennsylvania Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the Commonwealth of Pennsylvania. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   The Insurance Department of the Commonwealth of Pennsylvania has adopted the following accounting practices that differ from those found in NAIC SAP. Specifically, the prescribed practice of discounting of workers' compensation reserves on a non-tabular basis (in NAIC SAP, discounting of reserves is not permitted on a non tabular basis) and the permitted practice that Schedule F is prepared on a New York basis, including New York State Insurance Department Regulation 20 (New York Regulation 20) reinsurance credits for calculating the provision for unauthorized reinsurance (in NAIC SAP, New York Regulation 20 reinsurance credits are not permitted). New York Regulation 20 allows certain offsets to the provision for reinsurance, including parental letters of credits.

   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by PA SAP is shown below:

   December 31,                                        2006         2005
   ------------                                    -----------  -----------
   Net Income, PA SAP                              $ 1,120,855  $   131,914
   State Prescribed Practices - (Deduction):
      Non-tabular discounting                          (97,907)    (403,719)
                                                   -----------  -----------
   Net Income (Loss), NAIC SAP                     $ 1,022,948  $  (271,805)
                                                   ===========  ===========
   Statutory Surplus, PA SAP                       $10,420,212  $ 8,120,163

   State Prescribed Practices - (Charge):
      Non-tabular discounting                         (692,865)    (594,958)
   Regulation 20 - Parental letters of credit         (404,966)    (422,706)
   Regulation 20 - Other reinsurance credits          (140,227)    (212,192)
                                                   -----------  -----------

   Total State Prescribed Practices                 (1,238,058)  (1,229,856)
                                                   -----------  -----------
   Statutory Surplus, NAIC SAP                     $ 9,182,154  $ 6,890,307
                                                   ===========  ===========

   In 2006 and 2005, the Commissioner of the Insurance Department of the Commonwealth of Pennsylvania (the Commissioner) permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non-insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $6,244. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $142,000.

   The use of all of the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2006 reporting period.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   Statutory Accounting Practices and Generally Accepted Accounting Principles:

   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and PA SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

   Under GAAP:

   a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

   b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

   c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

   d. Estimated undeclared dividends to policyholders are accrued;

   e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

   f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between the cost and the fair value for securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

   g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

   h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

   i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

   Under NAIC SAP:

   a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

   b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

   c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments, which is reported directly in surplus. Dividends are reported as investment income.

   d. Declared dividends to policyholders are accrued;

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

   f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

   g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

   h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

   i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   Significant Statutory Accounting Practices:

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with PA SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

   . Cash and Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office). The Company maximizes its investment return by investing in a significant amount of cash in hand in short-term investments. Short-term investments are recorded separately from cash in the accompanying financial statements. The Company funds cash accounts daily using funds from short-term investments. Cash is in a negative position when outstanding checks exceed cash-in-hand in operating bank accounts. As described in Note 5, the Company is party to an inter-company reinsurance pooling agreement. As the Company is the lead participant in the pool, the Company makes disbursements on behalf of the pool which is also a cause for the Company's negative cash position.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2006 and 2005, the NAIC market value of the Company's mortgage-backed securities approximated $70,681 and $238,400, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows, and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

   . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid-in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values.

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The average discount rate is approximately 24.2%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

   . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. Investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value are written-down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

   . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for a specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sale of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

       change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

   . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes-off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2006 and 2005, no investment income due and accrued was determined to be uncollectible or non-admitted.

   . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2006 and 2005, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,695,633 and $1,337,834, respectively, net of non-admitted premium balances of $58,270 and $3,256, respectively.

   For the years ended December 31, 2006 and 2005, $722,670 and $538,983 of net written premiums were subject to retrospective rating features and amounted to 9.2% and 7.6% of total net written premiums, respectively.

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projections and associated acquisition expenses. Investment income is not considered in the calculation.

   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to the insured the option to purchase an extended reporting endorsement, which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium written. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62, and SSAP No. 75 entitled Reinsurance Deposit Accounting An Amendment to SSAP
   No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the Commonwealth of Pennsylvania; or ii) the collateral (i.e. funds withheld,

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   letters of credit or trusts) meets all the requirements of the Insurance Department of the Commonwealth of Pennsylvania. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and the expected future payments with a corresponding credit or charge to other gain in the statement of income.

   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued: (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices; (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance; or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (the Association or AIUOA). See Note 5 for a description of the AIUOA pooling agreement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. As of December 31, 2006 and 2005, the reserves for losses (net of reinsurance) subject to tabular discounting were $4,362,967 and $3,615,273, respectively. As of December 31, 2006 and 2005, the Company's tabular discount amounted to $251,412 and $194,527, respectively, all of which were applied to the Company's case reserves.

   As prescribed by the Pennsylvania Insurance statutes, the calculation of the Company's non-tabular discount is determined as follows:

   . For accident years 2001 and prior - based upon the industry payout pattern and a 6.0% interest rate.

   . For accident years 2002 and subsequent - based upon the yield of U.S. Treasury securities between one and twenty years and the Company's own payout pattern.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   As of December 31, 2006 and 2005, the reserves for losses (net of reinsurance) subject to non-tabular discounting were $4,362,967 and $3,615,273, respectively. As of December 31, 2006, the Company's non-tabular discount amounted to $692,865, of which $247,498 and $445,367 were applied to case reserves and IBNR, respectively. As of December 31, 2005, the Company's non-tabular discount amounted to $594,958, of which $224,416 and $370,542 were applied to case reserves and IBNR, respectively.

   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, principally electronic data processing
   (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, prepaid expenses, accrued retrospective premiums, certain deposit accounting assets that do not meet all of the Commonwealth of Pennsylvania requirements, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to unassigned surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2006 and 2005, depreciation and amortization expense amounted to $22,205 and $25,983, respectively, and accumulated depreciation as of December 31, 2006 and 2005 amounted to $157,343 and $138,581, respectively.

   Reclassifications: Certain balances contained in the 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $127,714 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

During 2006 and 2005, the Company dedicated significant effort to the resolution of the previously identified weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2005 and 2004 Annual Statements. The correction of these errors resulted in an after income tax statutory charge of $157,094 and $205,585 as of December 31, 2005 and 2004, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


In accordance with SSAP No. 3, entitled Accounting Changes and Corrections of Errors, the correction of errors has been reported as an adjustment to unassigned surplus as of January 1, 2006 and 2005.

The impact of these corrections on surplus to policyholders as of January 1, 2006 and 2005 is as follows:

Capital and Surplus, as of December 31, 2005           $ 8,120,163
Adjustments to Beginning Capital and Surplus:
   Asset admissibility                                    (108,676)
   Federal income taxes                                    (48,418)
                                                       -----------
       Total Correction of Error Adjustments              (157,094)
                                                       -----------
Capital and Surplus, as of January 1, 2006             $ 7,963,069
                                                       ===========

Capital and Surplus, as of December 31, 2004           $ 7,376,821
Adjustments to Beginning Capital and Surplus:
   Asset realization                                      (242,195)
   Revenue recognition                                     (68,690)
                                                       -----------
       Total Adjustments to Beginning Capital and
         Surplus, Before Federal Income Taxes             (310,885)
   Federal income taxes                                    105,300
                                                       -----------
       Total Adjustments to Beginning Capital and
         Surplus, After Federal Income Taxes              (205,585)
                                                       -----------
Capital and Surplus, as of January 1, 2005             $ 7,171,236
                                                       ===========

An explanation for each of the adjustments for prior period corrections is described below:

Asset Admissibility: The Company determined that certain assets should have been non-admitted relating to: (i) custodian agreements that did not comply with state statutes; (ii) securities deposited in a trust account not available to pay policyholder claims and (iii) receivables for high deductible policies.

Asset Realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue Recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal Income Taxes (Current and Deferred): The change in Federal income taxes is primarily related to an increase in provisions for potential tax exposures, corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see Note 9).

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


NOTE 3 - INVESTMENTS

Statutory Fair Value of Financial Instruments:

The following table presents the carrying amount and statutory fair value of the Company's financial instruments as of December 31, 2006 and 2005:

                                               2006                      2005
                                    --------------------------  -----------------------
                                      Carrying   Statutory Fair  Carrying   Statutory
                                       Amount        Value        Amount    Fair Value
                                    -----------  -------------- ----------- -----------
Assets:
   Bonds                            $13,457,046   $13,761,650   $10,806,319 $11,028,298
   Common stocks                      7,659,381     7,779,918     6,445,976   6,556,474
   Preferred stocks                   2,024,527     2,025,128     2,110,150   2,110,150
   Other invested assets              1,722,869     1,722,869     1,425,397   1,425,397
   Cash and short-term investments      (39,285)      (39,285)      129,642     129,642
   Securities lending collateral          9,759         9,759        83,903      83,903
Liabilities:
   Securities lending payable       $     9,759   $     9,759   $    83,903 $    83,903
   Collateral deposit liability         647,179       647,179       533,851     533,851
   Payable for securities               247,111       247,111       225,860     225,860

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

.. The statutory fair value of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*. The statutory fair value of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly-traded affiliates, which are based on quoted market values.

..  Other invested assets include primarily partnerships and joint ventures.
   Fair values are based on the net asset value of the respective entity's financial statements.

..  The carrying value of all other financial instruments approximates fair value.
--------
* The NAIC market value is used where available. When not available, market values were obtained from third party pricing sources.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2006 and 2005 are outlined in the table below:

                                                                     Gross      Gross      NAIC *
                                                        Amortized  Unrealized Unrealized   Market
                                                          Cost       Gains      Losses     Value
                                                       ----------- ---------- ---------- -----------
As of December 31, 2006
   U.S. governments                                    $    14,226  $    509   $     8   $    14,727
   All other governments                                   387,569       553    11,040       377,082
   States, territories and possessions                   2,228,746    57,510     3,089     2,283,167
   Political subdivisions of states, territories
     and possessions                                     3,181,116    92,097       587     3,272,626
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions                        7,462,464   175,485     2,193     7,635,756
   Public utilities                                         59,898       886     1,473        59,311
   Industrial and miscellaneous                            123,027     2,610     6,656       118,981
                                                       -----------  --------   -------   -----------
       Total Bonds, As of December 31, 2006            $13,457,046  $329,650   $25,046   $13,761,650
                                                       ===========  ========   =======   ===========
As of December 31, 2005
   U.S. governments                                    $    29,928  $    960   $    39   $    30,849
   All other governments                                   649,321    10,352     8,611       651,062
   States, territories and possessions                   1,835,166    44,713     4,654     1,875,225
   Political subdivisions of states, territories
     and possessions                                     2,643,663    60,523     2,539     2,701,647
   Special revenue and special assessment
     obligation and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions                        5,212,354   119,179     7,282     5,324,251
   Public utilities                                         54,429       954       633        54,750
   Industrial and miscellaneous                            381,458    18,070     9,014       390,514
                                                       -----------  --------   -------   -----------
       Total Bonds, As of December 31, 2005            $10,806,319  $254,751   $32,772   $11,028,298
                                                       ===========  ========   =======   ===========

As of December 31, 2006 and 2005, the actual fair market value, principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $13,761,136 and $11,030,435, respectively.
--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The amortized cost and NAIC market value* of bonds as of December 31, 2006 and 2005, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

As of December 31,                              2006                    2005
------------------                     ----------------------- -----------------------
                                        Amortized  NAIC Market  Amortized  NAIC Market
                                          Cost       Value*       Cost       Value*
                                       ----------- ----------- ----------- -----------
Due in one year or less                $    59,952 $    60,092 $    86,639 $    87,166
Due after one year through five years      672,398     674,192     546,495     565,421
Due after five years through ten years   9,976,134  10,205,788   8,122,058   8,259,989
Due after ten years                      2,679,454   2,750,897   1,813,491   1,877,322
Mortgaged-backed securities                 69,108      70,681     237,636     238,400
                                       ----------- ----------- ----------- -----------
   Total Bonds                         $13,457,046 $13,761,650 $10,806,319 $11,028,298
                                       =========== =========== =========== ===========

During 2006 and 2005, proceeds from the sales of the Company's bonds were $1,389,565 and $2,114,173, respectively. During 2006 and 2005, the Company realized gross gains of $14,274 and $52,643, and gross losses of $15,247 and $21,356, respectively, related to these sales.

During 2006 and 2005, proceeds from the sale of the Company's equity investments amounted to $153,541 and $585,696, respectively. Gross gains of $24,525 and $43,085 and gross losses of $9,235 and $8,592 were realized on those sales in 2006 and 2005, respectively.
--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The cost or amortized cost and market value* of the Company's common and preferred stocks, as of December 31, 2006 and 2005, are set forth in the table below:

                                  Cost or     Gross      Gross       NAIC
                                 Amortized  Unrealized Unrealized   Market    Carrying
                                   Cost       Gains      Losses     Value*     Value
                                 ---------- ---------- ---------- ---------- ----------
December 31, 2006:
   Common Stocks:
       Affiliated                $2,171,678 $4,871,859  $ 91,334  $6,952,203 $6,952,203
       Non-affiliated               621,438     91,418     5,678     707,178    707,178
                                 ---------- ----------  --------  ---------- ----------
          Total                  $2,793,116 $4,963,277  $ 97,012  $7,659,381 $7,659,381
                                 ========== ==========  ========  ========== ==========
   Preferred Stocks:
       Affiliated                $2,014,000 $      601  $     --  $2,014,601 $2,014,000
       Non-affiliated                10,367        160        --      10,527 $   10,527
                                 ---------- ----------  --------  ---------- ----------
          Total                  $2,024,367 $      761  $     --  $2,025,128 $2,024,527
                                 ========== ==========  ========  ========== ==========
December 31, 2005:
   Common Stocks:
       Affiliated                $2,168,153 $3,730,014  $127,265  $5,770,902 $5,770,902
       Non-affiliated               591,892    101,725    18,543     675,074    675,074
                                 ---------- ----------  --------  ---------- ----------
          Total                  $2,760,045 $3,831,739  $145,808  $6,445,976 $6,445,976
                                 ========== ==========  ========  ========== ==========
   Preferred Stocks:
       Affiliated                $2,100,000 $       --  $     --  $2,100,000 $2,100,000
       Non-affiliated                10,012        386       248      10,150     10,150
                                 ---------- ----------  --------  ---------- ----------
          Total                  $2,110,012 $      386  $    248  $2,110,150 $2,110,150
                                 ========== ==========  ========  ========== ==========

As of December 31, 2006 and 2005, the Company held derivative investments of $69,803 and $(44,341), respectively.
--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The fair market value together with the aging of the pre-tax gross unrealized losses with respect to the Company's bonds and stocks as of December 31, 2006 and 2005 is set forth in the table below:

                                                        12 Months or Less   Greater than 12 Months         Total
                                                      --------------------- ---------------------  ---------------------
                                                        Fair     Unrealized   Fair      Unrealized   Fair     Unrealized
Description of Securities                               Value      Losses     Value       Losses     Value      Losses
-------------------------                             ---------- ---------- ----------  ---------- ---------- ----------
As of December 31, 2006:

   U. S. Governments                                  $    3,019  $     8   $       --   $     --  $    3,019  $      8
   All Other Governments                                  25,045      524      315,647     10,516     340,692    11,040
   States, territories and possessions                   115,790      402      104,817      2,687     220,607     3,089
   Political subdivisions of states, territories and
     possessions                                         206,240      495       16,671         92     222,911       587
   Special revenue                                       363,838      840      131,702      1,353     495,540     2,193
   Public utilities                                           --       --       52,749      1,473      52,749     1,473
   Industrial and miscellaneous                               --       --        7,808      6,656       7,808     6,656
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Bonds                                           713,932    2,269      629,394     22,777   1,343,326    25,046
                                                      ----------  -------   ----------   --------  ----------  --------
   Common Stock                                           10,904    5,538      476,995     91,474     487,899    97,012
   Preferred Stock                                            --       --           --         --          --        --
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Stocks                                           10,904    5,538      476,995     91,474     487,899    97,012
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Bonds and Stocks                             $  724,836  $ 7,807   $1,106,389   $114,251  $1,831,225  $122,058
                                                      ==========  =======   ==========   ========  ==========  ========
As of December 31, 2005:
   U. S. Governments                                  $    5,333  $    39   $       --   $     --  $    5,333  $     39
   All Other Governments                                 268,895    4,240      124,919      4,371     393,814     8,611
   States, territories and possessions                   378,022    3,069       31,115      1,585     409,137     4,654
   Political subdivisions of states, territories and
     possessions                                         387,574    2,539           --         --     387,574     2,539
   Special revenue                                       812,359    6,842       12,251        440     824,610     7,282
   Public utilities                                       47,746      633           --         --      47,746       633
   Industrial and miscellaneous                          113,404    4,603        5,753      4,411     119,157     9,014
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Bonds                                         2,013,333   21,965      174,038     10,807   2,187,371    32,772
                                                      ----------  -------   ----------   --------  ----------  --------
   Common Stock                                          287,947   20,822      366,178    124,986     654,125   145,808
   Preferred Stock                                            --       --          751        248         751       248
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Stocks                                          287,947   20,822      366,929    125,234     654,876   146,056
                                                      ----------  -------   ----------   --------  ----------  --------
   Total Bonds and Stocks                             $2,301,280  $42,787   $  540,967   $136,041  $2,842,247  $178,828
                                                      ==========  =======   ==========   ========  ==========  ========

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


c. In the opinion of the Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2006, the Company has both the ability and intent to hold these investments to recovery.

During 2006 and 2005, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $7,664 and $2,652, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $561 and $0, respectively.

During 2006 and 2005, the Company reported the following write-downs on its joint ventures and partnership investments due to an other-than-temporary decline in fair value:

For the Years Ended December 31,     2006   2005
--------------------------------    ------ -------
Matlin Patterson Global
  Opportunities Partners            $1,143 $    --
DLJ Merchant Banking Partners           --   2,923
Castleriggs Partners                    --   2,412
Healthcare Partners III                 --   1,491
Sandler Capital IV                      --   1,353
RCBA Strategic Partners                 --   1,242
Polyventures II                         --   1,184
Items less than $1.0 million         1,747     661
                                    ------ -------
   Total                            $2,890 $11,266
                                    ====== =======

As of December 31, 2006 and 2005, securities with a market value of $9,223 and $81,453, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at an amortized cost of $2,569,672 and $1,499,498 were deposited with regulatory authorities as required by law as of December 31, 2006 and 2005, respectively.

During 2006 and 2005, included in Net Investment Income earned were investment expenses of $6,699 and $6,226, respectively, and interest expense of $109,876 and $88,991, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


In the course of the Company's asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company's total return on its investment portfolio. The details by NAIC designation 3 or below of securities sold during the year ended December 31, 2006 and reacquired within 30 days of the sale date are:

                                          Book Value of   Cost of
                              Number of    Securities   Securities
                             Transactions     Sold      Repurchased Gain (Loss)
                             ------------ ------------- ----------- -----------
Bonds:
   NAIC 3                         23         $12,359      $13,017      $663
   NAIC 4                          1         $   736      $   726      $ 14
   NAIC 5                         --         $    --      $    --      $ --
   NAIC 6                         --         $    --      $    --      $ --

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2006 and 2005 is set forth in the table below:

                                                           2006         2005
                                                       -----------  -----------
Reserves for Losses and LAE, Beginning of Year         $11,786,300  $ 9,811,368
Adjustments for prior period corrections                        --     (174,946)
Incurred Losses and LAE Related to:
   Current accident year                                 5,295,026    5,005,099
   Prior accident years                                    177,865    1,340,860
                                                       -----------  -----------

       Total Incurred Losses and LAE                     5,472,891    6,345,959
                                                       -----------  -----------

Paid Losses and LAE Related to:
   Current accident year                                (1,251,773)  (1,274,795)
   Prior accident years                                 (3,105,439)  (2,921,286)
                                                       -----------  -----------
       Total Paid Losses and LAE                        (4,357,212)  (4,196,081)
                                                       -----------  -----------
Reserves for Losses and LAE, as of December 31,        $12,901,979  $11,786,300
                                                       ===========  ===========

During the 2006 and 2005 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $177,865 and $1,340,860, respectively. The Company experienced adverse losses and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, during 2005 the Company significantly increased its reserves for asbestos based on a ground-up review of its asbestos claim exposure at year-end 2005 (see Note 12.B. for further information concerning the Company's asbestos and environmental reserves).

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $209,953 and $198,497, respectively.

As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $6,572,917 and $7,743,937, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A. National Union Inter-company Pooling Agreement

   The Company, as well as certain other insurance company subsidiaries of the Ultimate Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business, except business from foreign branches (excluding Canada), to the Company (the lead pooling participant). In turn, each pooling participant receives from the Company its percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 38.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                      ----------------------
                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   National Union                                      19445       38.0%
   American Home Assurance Company                     19380       36.0%
   Commerce and Industry Insurance Company             19410       10.0%
   New Hampshire Insurance Company                     23481        5.0%
   The Insurance Company of the State of Pennsylvania  19429        5.0%
   AIG Casualty Company (formerly Birmingham Fire
     Insurance Company of Pennsylvania)                19402        5.0%
   AIU Insurance Company                               19399        1.0%
   American International Pacific Insurance Company    23795        0.0%
   American International South Insurance Company      40258        0.0%
   Granite State Insurance Company                     23809        0.0%
   Illinois National Insurance Company                 23817        0.0%
                                                      =====================

   Subject to regulatory approval, American International Pacific Insurance Company (AIP) will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be 0%.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


B. American International Underwriters Overseas Association Pooling Arrangement

   AIG formed the AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in the AIUOA and their respective participation percentages is set forth in the table below:

                                                        NAIC Co. Participation
  Member Company                                          Code      Percent
  --------------                                        -------- -------------
  American International Underwriters Overseas, Limited     --       67.0%
  New Hampshire Insurance Company (NHIC)                 23481       12.0%
  National Union Fire Insurance Company of Pittsburgh,
    PA.                                                  19445       11.0%
  American Home Assurance Company (AHAC)                 19380       10.0%

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, AHAC, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, and funds withheld as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premium reserves and funds held are recorded on a gross basis. As of December 31, 2006 and 2005, the Company's interest in the AIUOA amounted to $906,315 and $613,711 respectively, gross of the following amounts and after consideration of the National Union inter-company pooling agreement:

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   Loss and LAE reserves                                   $821,515 $657,415
   Unearned premium reserves                               $356,699 $299,841
   Funds held                                              $ 18,696 $ 16,614

   Additionally, the Company holds 16.9% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2006 and 2005, the Company's interest in AIG Europe S.A. amounted to $122,464 and $97,210, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


C. Guarantee Arrangements

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


The guarantees that were in effect as of December 31, 2006 are included in the table below:

As of December 31, 2006
-----------------------
                                                          Guarantee Policyholders'  Invested   Estimated Policyholders'
Guaranteed Company                                         Issued    Obligations     Assets      Loss       Surplus
------------------                                        --------- -------------- ----------- --------- --------------
AIG Global Trade and Political Risk Insurance Company      11/5/97   $    96,005   $   364,446    $--      $  215,363
American International Insurance Company of Puerto Rico    11/5/97       234,844       185,446     --         119,722**
Audubon Insurance Company                                  11/5/97        39,098        77,290     --          45,250
AIG Europe (Ireland) Ltd.                                 12/15/97       610,826       409,779     --         161,874**
New Hampshire Indemnity Company, Inc.                     12/15/97       138,798       181,600     --         105,928
La Meridional Compania Argentina de Seguros S.A.            1/6/98       131,548        72,919     --          55,362**
Landmark Insurance Company                                  3/2/98       209,614       314,688     --         113,228
Starr Excess Liability Insurance International Limited     5/28/98     2,350,555       551,254     --         256,657**
AIG Life Insurance Company (+)                             7/13/98     7,059,946     7,822,216     --         666,555*
American International Life Assurance Company of New York  7/13/98     6,806,988     7,456,939     --         701,152*
Starr Excess Liability Insurance Company, Ltd.             7/29/98     1,886,528     2,619,071     --         949,545
AHICO First American-Hungarian Insurance Company           9/15/98            --         1,021     --           1,190**
First American Czech Insurance Company, A.S.               9/15/98            --       412,769     --          67,558**
AIG Poland Insurance Company, S.A.                         9/15/98        31,829        40,344     --          33,138**
AIG Bulgaria Insurance and Reinsurance Company            12/23/98         5,743         8,884     --           7,779**
AIG Romania Insurance Company                             12/23/98        17,316         8,812     --           7,120**
AIG Life Insurance Company (Russia)                       12/23/98         3,229       207,181     --          44,664**
AIG Slovakia Insurance Company A.S.                       12/23/98         6,065         5,087     --           4,742**
American International Assurance Co (Bermuda) Ltd.         8/23/99    12,466,341    15,053,069     --       1,930,923**
American International Assurance Co (Australia) Ltd.       11/1/02       245,095       434,010                167,045
AIG Ukraine Insurance Company                              10/1/00         4,962         2,346     --           1,909**
                                                                     -----------   -----------    ---      ----------
Total Guarantees                                                     $32,345,330   $36,229,171    $--      $5,656,704
                                                                     ===========   ===========    ===      ==========

--------
+  This guarantee was terminated as to policies written after December 29, 2006.
* The guaranteed company is also backed by a support agreement issued by AIG. ** Policyholders' surplus is based on local GAAP financial statements.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


D. Investments in Affiliates

As of December 31, 2006 and 2005, the Company's preferred and common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                               Equity at
                                                         Ownership    Cost    December 31,  Change in
Affiliated Investment                                     Percent     2006        2006     Equity 2006
---------------------                                    --------- ---------- ------------ -----------
Preferred Stocks:
Everest Broadband Inc                                      100.0%  $   14,000  $   14,601  $   14,601
AIG Life Insurance Company                                 100.0%          --          --    (100,000)
AIG Capital Corporation                                    100.0%   2,000,000   2,000,000          --
                                                                   ----------  ----------  ----------
   Total Preferred Stocks - Affiliates                              2,014,000   2,014,601     (85,399)
                                                                   ----------  ----------  ----------
Common Stocks:
International Lease Finance Corporation                     32.8%     793,240   2,157,188     199,333
Lexington Insurance Company                                 70.0%     257,973   2,458,152     662,757
United Guaranty Corporation                                 45.9%      74,893     230,469     (42,150)
AIU Insurance Company                                       32.0%      40,000     391,177      42,324
American International Specialty Lines Insurance Company    70.0%     109,497     301,732      33,278
Starr Excess Liability Insurance Company Ltd.              100.0%     385,453     949,545     235,344
Pine Street Real Estate Holding Corp.                       22.1%       3,139       1,974     (12,990)
21st Century Insurance Group                                32.6%     467,720     377,551      31,445
American International Realty, Inc.                         22.1%      20,736      30,874      13,105
Eastgreen, Inc.                                              9.4%       8,975       9,970         202
Everest Broadband Inc                                       15.2%       3,876       3,875       3,875
AIG Lodging Opportunities, Inc.                            100.0%       2,676       6,250       5,908
National Union Fire Ins. Company of Vt.                    100.0%       1,000      27,129       8,607
National Union Fire Ins. Company of La.                    100.0%       2,500       6,317         263
                                                                   ----------  ----------  ----------
   Total Common Stocks - Affiliates                                 2,171,678   6,952,203   1,181,301
                                                                   ----------  ----------  ----------
Total Common and Preferred Stock - Affiliates                      $4,185,678  $8,966,804  $1,095,902
                                                                   ==========  ==========  ==========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


                                                                               Equity at
                                                         Ownership    Cost    December 31,  Change in
Affiliated Investment                                     Percent     2005        2005     Equity 2005
---------------------                                    --------- ---------- ------------ -----------
Preferred Stocks:
AIG Life Insurance Company                                 100.0%  $  100,000  $  100,000   $     --
AIG Capital Corporation                                    100.0%   2,000,000   2,000,000         --
                                                                   ----------  ----------   --------
   Total Preferred Stocks - Affiliates                              2,100,000   2,100,000         --
                                                                   ----------  ----------   --------
Common Stocks:
International Lease Finance Corporation                     32.8%     793,239   1,957,855     65,177
Lexington Insurance Company                                 70.0%     257,973   1,795,395    228,474
United Guaranty Corporation                                 45.9%      74,893     272,619        (91)
AIU Insurance Company                                       32.0%      40,000     348,853    159,879
American International Specialty Lines Insurance Company    70.0%     109,497     268,454    (12,344)
Starr Excess Liability Insurance Company Ltd.              100.0%     385,454     714,201    133,184
Pine Street Real Estate Holding Corp.                       22.1%       3,139      14,964          3
21st Century Insurance Group                                32.6%     467,720     346,106     55,189
American International Realty, Inc.                         22.1%      20,736      17,769     (1,355)
Eastgreen, Inc.                                              9.4%       8,976       9,768        249
AIG Lodging Opportunities, Inc.                            100.0%       3,026         342     (2,779)
National Union Fire Ins. Company of Vt.                    100.0%       1,000      18,522     18,522
National Union Fire Ins. Company of La.                    100.0%       2,500       6,054        135
                                                                   ----------  ----------   --------
   Total Common Stocks - Affiliates                                 2,168,153   5,770,902    644,243
                                                                   ----------  ----------   --------
Total Common and Preferred Stock - Affiliates                      $4,268,153  $7,870,902   $644,243
                                                                   ==========  ==========   ========

Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

The Company has ownership interests in certain affiliated real estate holding companies.

The remaining equity interest in these investments, except for 21st Century Insurance Group, is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2006 and 2005, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $664,669 and $548,880, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2006 between the Company and any affiliated companies that exceeded half of one percent of the Company's admitted assets as of December 31, 2006. No transactions (excluding reinsurance and cost allocation transactions) occurred during 2005 between the Company and any affiliated companies that exceeded half of one percent of the Company's admitted assets as of December 31, 2005.

                                       Assets Received by   Assets Transferred by the
                                           the Company             Company
                                      --------------------- -------------------------
                Explantion
Date of             of       Name of  Statement             Statement
Transaction     Transaction Affiliate   Value   Description   Value     Description
-----------     ----------- --------- --------- ----------- ---------   -----------
12/26/06           Bond
                 Purchase    NUF VT   $291,883     Bond     $291,883       Cash

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the Commonwealth of Pennsylvania, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2006 and 2005.

   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., AIG Global Trust Services, Limited, and AIG Domestic Claims, Inc., for data center systems, investment services, salvage and subrogation, and claims management. In connection with these services, the fees paid by the Company to these affiliates during 2006 and 2005 are outlined in the table below:

   For the Years Ended December 31,                         2006      2005
   --------------------------------                       --------- ---------
   AIG Technology, Inc.                                   $  25,926 $  28,183
   AIG Global Investment Corp.                                5,663     5,188
   AIG Global Trust Services, Limited                            65       143
   AIG Domestic Claims, Inc.                                123,744   116,732
                                                          --------- ---------
      Total                                               $ 155,398 $ 150,246
                                                          ========= =========

   As of December 31, 2006 and 2005, short-term investments included amounts invested in the AIG Managed Money Market Fund of $35,903 and $19,369, respectively.

   Federal and foreign income taxes (payable to) recoverable from AIG as of December 31, 2006 and 2005 amounted to $(214,453) and $763,168, respectively.

   During 2005, the Company sold $202,251 of premium receivables without recourse to AI Credit Corporation and recorded losses of $3,627 related to these transactions. There were no premium receivable sales in 2006.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   As of December 31, 2006 and 2005, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   AIG (See Note 11)                                       $     -- $199,830
   Balances with pool member companies                      502,595  236,379
   Balances with less than 0.5% of admitted assets          192,940  390,680
                                                           -------- --------
   Receivable from Parent, Subsidiaries and Affiliates     $695,535 $826,889
                                                           ======== ========
   Balances with pool member companies                     $     -- $403,833
   Balances with less than 0.5% of admitted assets          295,246  483,156
                                                           -------- --------
   Payable to Parent, Subsidiaries and Affiliates          $295,246 $886,989
                                                           ======== ========

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the Years Ended December 31,                    2006                    2005
--------------------------------           ----------------------- -----------------------
                                             Written     Earned      Written     Earned
                                           ----------- ----------- ----------- -----------
Direct premiums                            $ 5,405,358 $ 5,504,457 $ 5,588,284 $ 5,838,904
Reinsurance Premiums Assumed:
   Affiliates                               23,265,173  22,521,061  22,153,164  21,595,324
   Non-affiliates                              420,462     478,011     494,482     548,499
                                           ----------- ----------- ----------- -----------
       Gross Premiums                       29,090,993  28,503,529  28,235,930  27,982,727
                                           ----------- ----------- ----------- -----------
Reinsurance Premiums Ceded:
   Affiliates                               20,068,406  19,568,693  19,860,111  19,676,550
   Non-affiliates                            1,208,740   1,233,635   1,288,840   1,270,214
                                           ----------- ----------- ----------- -----------
       Net Premiums                        $ 7,813,847 $ 7,701,201 $ 7,086,979 $ 7,035,963
                                           =========== =========== =========== ===========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2006 and 2005 with the return of the unearned premium reserve is as follows:

                    Assumed Reinsurance     Ceded Reinsurance             Net
                   ---------------------- ---------------------- ---------------------
                    Unearned               Unearned               Unearned
                    Premium    Commission  Premium    Commission  Premium   Commission
                    Reserves     Equity    Reserves     Equity    Reserves    Equity
                   ----------- ---------- ----------- ---------- ---------- ----------
December 31, 2006
   Affiliated      $11,406,782 $1,252,193 $ 9,937,373 $1,155,238 $1,469,409  $ 96,955
   Non Affiliated      834,384     91,595     482,165     56,052 $  352,219  $ 35,543
                   ----------- ---------- ----------- ---------- ----------  --------
   Totals          $12,241,166 $1,343,788 $10,419,538 $1,211,290 $1,821,628  $132,498
                   =========== ========== =========== ========== ==========  ========
December 31, 2005
   Affiliated      $10,662,670 $1,218,460 $ 9,437,660 $1,100,419 $1,225,010  $118,041
   Non Affiliated      891,932    101,924     507,060     59,123    384,872    42,801
                   ----------- ---------- ----------- ---------- ----------  --------
   Totals          $11,554,602 $1,320,384 $ 9,944,720 $1,159,542 $1,609,882  $160,842
                   =========== ========== =========== ========== ==========  ========

As of December 31, 2006 and 2005, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                            Unearned   Paid Losses Reserves for
                                            Premium        and      Losses and
                                            Reserves       LAE         LAE
                                           ----------- ----------- ------------
December 31, 2006
   Affiliates                              $ 9,937,373  $ 86,964   $35,619,288
   Non-Affiliates                              482,165   427,234     3,022,524
                                           -----------  --------   -----------
   Total                                   $10,419,538  $514,198   $38,641,812
                                           ===========  ========   ===========
December 31, 2005
   Affiliates                              $ 9,437,660  $ 97,076   $36,164,744
   Non-Affiliates                              507,060   322,835     3,728,454
                                           -----------  --------   -----------
   Total                                   $ 9,944,720  $419,911   $39,893,198
                                           ===========  ========   ===========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2006 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                           NAIC Co.
Reinsurer                                                    Code     Amount
---------                                                  -------- -----------
Affilliates:
   National Union Pool                                         --   $42,250,538
   American International Reinsurance Co. Ltd.                 --     1,660,424
   American International Insurance Company                 32220       462,961
   American International Underwriters Overseas, Ltd.          --       372,608
   Transatlantic Reinsurance Company                        19453       284,830
   New Hampshire Indemnity Company                          23833       158,561
   AIG Global Trade And Political Risk Ins Company          10651       108,732
   United Guaranty Insurance Company                        11715        66,700
   Lexington Insurance                                      19437        53,066
   American International Life Assurance Co. of NY (U.S.)   60607        23,396
   Hartford Steam Boiler Inspection And Insurance Co.       11452        13,407
   National Union Fire Ins Company of Vermont                  --         5,792
   Ascot Syndicate Lloyds 1414                                 --         3,800
   Starr Excess Liability Insurance Company, Ltd.           10932         3,288
   Universal Insurance Co., Ltd.                               --         1,183
   Other affiliates                                            --        14,711
                                                                    -----------
Total Affiliates                                                    $45,483,997
                                                                    -----------
Total Affiliates and Non Affiliates                                 $45,483,997
                                                                    ===========

During 2006 and 2005, the Company reported in its statements of income $13,003 and $45,537, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0 and ($1,805), respectively, less losses incurred of $13,003 and $43,732, respectively, as a result of commutations with the following reinsurers:

Company                                             2006    2005
-------                                            ------- -------
Trenwick America                                   $ 8,740 $    --
Alea Group                                           2,567      --
SCOR Reinsurance Company                                --  44,800
Other reinsurers less than $1.0 million              1,696     737
                                                   ------- -------
Total                                              $13,003 $45,537
                                                   ======= =======

As of December 31, 2006 and 2005, the Company had reinsurance recoverables on paid losses in dispute of $82,832 and $149,456, respectively.

During 2006 and 2005, the Company wrote-off reinsurance recoverable balances of $32,562 and $68,909, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                    Assumed     Ceded
                                                   ---------  --------
Reserves Transferred:
   Initial reserves                                $ 228,366  $478,934
   Adjustments-prior year(s)                        (180,756)  (35,428)
   Adjustments-current year                           (2,592)    8,883
                                                   ---------  --------
   Balance as of December 31,                         45,018  $452,389
                                                   ---------  --------
Paid Losses Recovered:
   Prior year(s)                                      12,890   374,849
   Current year                                        7,595    12,853
                                                   ---------  --------
   Total Recovered as of December 31,                 20,485  $387,702
                                                   ---------  --------
   Carried Reserves as of December 31,             $  24,533  $ 64,687
                                                   =========  ========
Consideration Paid or Received:
   Initial reserves                                $ 212,797  $291,795
   Adjustments-prior year(s)                        (190,000)  (19,917)
   Adjustments-current year                              (15)    4,789
                                                   ---------  --------
   Total Paid as of December 31,                   $  22,782  $276,667
                                                   =========  ========
Special Surplus from Retroactive Reinsurance:
   Initial surplus gain or loss realized                      $ 50,201
   Adjustments-prior year(s)                                    21,689
   Adjustments-current year                                    (19,273)
                                                              --------
   Balance as of December 31,                                 $ 52,617
                                                              ========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31, 2006, are set forth in the table below:

Reinsurer                                                      Assumed  Ceded
---------                                                      ------- -------
   American International Reins. Co.                           $    -- $48,201
   American International Specialty Lines Insurance Co.         18,206      --
   PEG Reinsurance Co.                                              --   9,320
   Commerce and Industry Insurance Company of Canada             6,259      --
   Lyndon Property Ins. Co.                                         --   1,878
   All other reinsurers less than $1.0 million                      68   5,288
                                                               ------- -------
       Total                                                   $24,533 $64,687
                                                               ======= =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2006 and 2005, the Company's deposit assets and liabilities were comprised of the following:

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
 December 31, 2006:
    Direct                        $       --  $ 82,285    $     --  $       --
    Assumed                               --    99,583      99,516          --
    Ceded                            854,511        --          --     742,591
                                  ----------  --------    --------  ----------
    Total                         $  854,511  $181,868    $ 99,516  $  742,591
                                  ==========  ========    ========  ==========

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
 December 31, 2005:
    Direct                        $       --  $ 59,922    $     --  $       --
    Assumed                               --   454,039     457,042      96,548
    Ceded                          1,410,584        --          --     965,790
                                  ----------  --------    --------  ----------
    Total                         $1,410,584  $513,961    $457,042  $1,062,338
                                  ==========  ========    ========  ==========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

A reconciliation of the Company's deposit assets and deposit liabilities as of December 31, 2006 and 2005 is set forth in the table below:

                                                             2006                      2005
                                                   ------------------------  ------------------------
                                                     Deposit      Deposit      Deposit      Deposit
                                                      Assets    Liabilities     Assets    Liabilities
                                                   -----------  -----------  -----------  -----------
Balance at Beginning of Period                     $ 1,410,584  $   513,961  $ 1,729,756  $   691,335
   Deposit activity, including loss recoveries        (691,043)    (362,699)    (471,268)    (212,605)
   Interest income or expense, net of
     amortization of margin                            119,740       30,606       95,951       35,231
   Non-admitted asset portion                           15,230           --       56,145           --
                                                   -----------  -----------  -----------  -----------
Balance at End of Period                           $   854,511  $   181,868  $ 1,410,584  $   513,961
                                                   ===========  ===========  ===========  ===========

                                                             2006                      2005
                                                   ------------------------  ------------------------
                                                    Funds Held  Funds Held    Funds Held  Funds Held
                                                      Assets    Liabilities     Assets    Liabilities
                                                   -----------  -----------  -----------  -----------
Balance at Beginning of Period                     $   457,042  $ 1,062,338  $   448,279  $ 1,149,918
   Contributions                                            --       64,299        1,504           --
   Withdrawals                                        (374,792)    (446,200)     (16,665)    (163,397)
   Interest                                             17,266       62,154       23,924       75,817
                                                   -----------  -----------  -----------  -----------
Balance at End of Period                           $    99,516  $   742,591  $   457,042  $ 1,062,338
                                                   ===========  ===========  ===========  ===========

As of December 31, 2006 and 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $665,391 and $1,258,466, respectively.

During 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets and funds held on deposit accounting liability of $429,315 and $288,474, respectively. During 2006, the Company commuted $42,505 of the deposit assets and $42,505 of the funds held on deposit accounting liability with Union Excess with no impact to net income. During 2005, the Company commuted $272,387 of the deposit assets with Union Excess and Richmond resulting in losses of $3,944.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets - $102,399, funds held on deposit accounting - $350,522, deposit accounting liability - $332,220 and funds held on deposit accounting liability - $86,613.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. Federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate Federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credits of the Company utilized in filing the consolidated return. The Federal income tax recoverables in the accompanying statements of admitted assets are due

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

from the Ultimate Parent. As of December 31, 2006 and 2005, the U.S. Federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets as of December 31, 2006 and 2005 are as follows:

As of December 31,                                    2006        2005
------------------                                 ----------  ----------
Gross deferred tax assets                          $1,201,071  $1,112,796
Gross deferred tax liabilities                       (625,778)   (484,906)
Non-admitted deferred tax assets in accordance
  with SSAP No.10 entitled Income Taxes              (189,664)   (241,984)
                                                   ----------  ----------
Net Admitted Deferred Tax Assets                   $  385,629  $  385,906
                                                   ----------  ----------
Change in Deferred Tax Assets Non-admitted         $   52,320  $ (176,788)
                                                   ==========  ==========

During 2006 and 2005, the Company's current Federal income tax expense (benefit) was comprised of the following:

For the Years Ended December 31,                      2006        2005
--------------------------------                   ----------  ----------
Income tax expense (benefit) on net underwriting
  and net investment income                        $  217,553  $ (106,539)
Federal income tax adjustment-prior years             (43,980)     (1,377)
                                                   ----------  ----------
Current Income Tax Expense (Benefit)               $  173,573  $ (107,916)
                                                   ==========  ==========
Income tax on Realized Capital Gains               $   12,835  $   24,064
                                                   ==========  ==========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The composition of the Company's net deferred tax assets as of December 31, 2006 and 2005, along with the changes in deferred income taxes for 2005, is set forth in the table below:

As of December 31,                              2006        2005       Change
------------------                           ----------  ----------  ---------
Deferred Tax Assets:

   Loss reserve discount                     $  346,399  $  506,988  $(160,589)
   Non-admitted assets                          219,959     157,505     62,454
   Unearned premium reserve                     308,271     300,386      7,885
   Partnerships                                 117,123          --    117,123
   Reserves                                     209,319      79,863    129,456
   Deferred tax remediation-adjustments
     to December 31, 2005 surplus                    --      68,054    (68,054)
                                             ----------  ----------  ---------
       Gross Deferred Tax Assets              1,201,071   1,112,796     88,275
   Non-admitted deferred tax assets            (189,664)   (173,931)   (15,733)
   Non-admitted deferred
     tax-adjustments to
   December 31, 2005 surplus                         --     (68,053)    68,053
                                             ----------  ----------  ---------
       Admitted Deferred Tax Assets           1,011,407     870,812    140,595
                                             ----------  ----------  ---------
Deferred Tax Liabilities:
   Unrealized capital gains                    (272,004)   (185,655)   (86,349)
   Deferred inter-company gains                (307,217)   (299,251)    (7,966)
   Other temporary differences                  (46,557)         --    (46,557)
                                             ----------  ----------  ---------
   Gross Deferred Tax Liabilities              (625,778)   (484,906)  (140,872)
                                             ----------  ----------  ---------
       Net Admitted Deferred Tax Assets      $  385,629  $  385,906  $    (277)
                                             ==========  ==========  =========
   Gross deferred tax assets                 $1,201,071  $1,112,796  $  88,275
   Gross deferred tax liabilities              (625,778)   (484,906)  (140,872)
                                             ----------  ----------  ---------
   Net Deferred Tax Assets                   $  575,293  $  627,890    (52,597)
                                             ==========  ==========
   Income tax effect of unrealized
     capital gains                                                      86,349
                                                                     ---------
   Change in Net Deferred Income Taxes                               $  33,752
                                                                     =========

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2006 are as follows:

                                                       Amount    Tax Effect
                                                     ----------  ----------
Net income before Federal income taxes               $1,307,263  $ 457,542
Book to tax adjustments:

   Tax exempt income and dividends received
     deduction                                         (422,522)  (147,883)
   Intercompany dividends                              (164,797)   (57,679)
   Meals and entertainment                                1,174        411
   Non-deductible penalties                               1,620        567
   Change in non-admitted assets                       (247,883)   (86,759)
   Federal income tax adjustments-prior year                 --     (3,019)
   Other                                                     --    (10,524)
                                                     ----------  ---------
       Total Book to Tax Adjustments                   (832,408)  (304,886)
                                                     ----------  ---------
Total Federal Taxable Income and Tax                 $  474,855  $ 152,656
                                                     ==========  =========

Current Federal income tax                                       $ 173,573
Income tax on net realized capital gains                            12,835
Change in net deferred income taxes                                (33,752)
                                                                 ---------
Total Federal Income Tax                                         $ 152,656
                                                                 =========

The amount of Federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes for 2006 and 2005 is set forth in the table below:

                                                 2006
                                               --------
Current year                                   $209,598

First preceding year                           $     --

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $764,410 during 2006 and ($1,207) during 2005.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A. Pension Plan

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to
   64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the "Projected Unit Credit" Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The Company's share of net expense for the qualified pension plan amounted to $9,500 and $6,900 for 2006 and 2005, respectively.

B. Stock Options and Deferred Compensation Plan

   Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. During 2006 and 2005, AIG allocated $6,588 and $2,298, respectively, of these stock options and certain other deferred compensation programs to the Company.

C. Postretirement Benefit Plans

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50% of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

   The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2006 and 2005 were $184,884 and $140,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $300 and $200 for 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2006 and 2005 are set forth in the table below:

    As of December 31,                                    2006       2005
    ------------------                                 ---------  ---------
    Discount rate                                        6.00%      5.50%
    Rate of compensation increase (average)              4.25%      4.25%
    Measurement date                                   12/31/2006 12/31/2005
    Medical cost trend rate                               N/A        N/A

D. Post-employment Benefits and Compensated Absences

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A. Capital and Surplus

   The portion of unassigned surplus as of December 31, 2006 and 2005 represented by the item below is as follows:

                                                         2006        2005
                                                      ----------  ----------
   Unrealized gains and losses                        $5,551,118  $4,083,298
   Non-admitted asset values                          $ (783,516) $ (648,626)
   Provision for reinsurance                          $ (134,981) $ (201,761)

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   During 2005, the board of directors of AIG authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and LAE reserve strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $199,830 in cash to the Company. In connection therewith, as of December 31, 2005, the Company reported a receivable of $199,830 with its Ultimate Parent and increased its Capital in Excess of Par Value accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the Commonwealth of Pennsylvania.

B. Risk-Based Capital Requirements

   The NAIC has adopted a Risk-based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2006 reporting period.

C. Dividend Restrictions

   Under Pennsylvania law the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the greater of 10% of the Company's statutory surplus, (excluding approximately $1,900,000 from an investment in an affiliate for which proper approval from the Insurance Department of the Commonwealth of Pennsylvania has been received), as of December 31, 2006, or 100% of the Company's net income, for the year then ended) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the Commonwealth of Pennsylvania. In connection therewith, at December 31, 2006, the maximum dividend payments, which may be made without prior approval during 2007, is approximately $1,120,855.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A. Legal Proceedings

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)


   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court is currently considering, under standards mandated by the Alabama Supreme Court, whether a class action can be certified and whether the defendants in the case brought by the intervenors should be dismissed.

   On September 2, 2005, certain AIG companies including American Home Assurance Company (American Home), AIU Insurance Company (AIUI) and New Hampshire Insurance Company (NHIC) (the AIG Plaintiffs) sued The Robert Plan Corporation (RPC), an agency servicing personal auto assigned risk business, certain affiliated entities, and two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. As of December 31, 2005, RPC was terminated as the AIG Plaintiffs' agent with respect to claims administration of the personal auto assigned risk business, and as of March 31, 2006, RPC was terminated as the AIG Plaintiffs' agent with respect to underwriting of personal auto assigned risk business. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. Each side then filed a partial motion to dismiss some of the counts asserted by the other side. RPC also moved for summary judgment on one of its breach of contract causes of action (relating to RPC's assertion that the AIG Plaintiffs are responsible to pay approximately $7,000 of RPC's income taxes). On April 10, 2007, the Court granted the AIG Plaintiffs' motion with respect to four of RPC's counterclaims and denied the rest of the motion; granted RPC's motion to dismiss with respect to two of the AIG Plaintiffs' claims and denied the rest; and denied RPC's motion for summary judgment on the tax issue. Additionally, on February 8, 2007, the AIG Plaintiffs moved for leave to amend their complaint against RPC and to add Lincoln General Insurance Company and Kingsway Financial Services Inc. as additional defendants, alleging tortious interference with contract claims related to certain transactions between those entities and RPC. Following the production of certain documents by RPC, on March 7, 2007, the AIG Plaintiffs filed another

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   motion for leave to amend their complaint to add additional claims against RPC, individual shareholders of RPC and Lincoln General, including claims for breach of covenants, tortious interference with contract and fraudulent conveyance. The motion also seeks a preliminary injunction prohibiting RPC from paying creditors other than ordinary course trade creditors. The AIG Plaintiffs' motion is scheduled to be heard on May 3, 2007. The AIG Plaintiffs believe RPC's counterclaims, including its previously asserted counterclaim for fraud, are without merit and intend to defend them vigorously.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of April 23, 2007, eligible policyholders entitled to receive approximately $358,600 (or 95.6%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. Amounts remaining in the Excess Casualty Fund may be used by AIG to settle claims from other policyholders relating to such practices through January 31, 2008, after which they will be distributed pro rata to participating policyholders.

   Various state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. It is possible that additional civil or regulatory proceedings will be filed.

   Specifically, on February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The complaint claims that AIG thereby violated Minnesota state law prohibiting unfair and deceptive practices, that AIG violated Minnesota state law prohibiting uniform deceptive trade practices, that AIG violated Minnesota's Prevention of Fraud Act, that AIG is liable for common law fraud, and that AIG is liable under a theory of unjust enrichment. The State of Minnesota seeks injunctive relief, damages, penalties and interest. By agreement of the parties, AIG's time to answer the complaint in this action or otherwise move with respect to the complaint was extended indefinitely to permit the parties to pursue settlement.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   Moreover, the National Workers Compensation Reinsurance Pool, on behalf of its participant members, has communicated to AIG that such members may assert claims with respect to the underpayment of residual market assessments on workers compensation premium. In addition, several state insurance guaranty associations and funds have communicated that they may assert claims with respect to the Company's underreporting of workers compensation premium. And, in August 2006, the National Association of Insurance Commissioners (the NAIC) formed a Settlement Review Working Group to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In April 2007, the NAIC Settlement Review Working Group commenced its own investigation into the Company's underreporting of workers compensation premium, which is being directed by the State of Indiana.

   Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage and with regard to the practices involving compensation paid to insurance producers in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey.

   On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint that names AIG and the following additional AIG subsidiaries as defendants: AIUI, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, NHIC, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania (the Commercial Complaint). Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA (the Employee Benefits Complaint). On October 3, 2006, the District Court reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss these complaints. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants, filed renewed motions to dismiss on November 30, 2006. On
   April 5, 2007, the Court granted the defendants' renewed motions to dismiss the Commercial and Employee Benefits Complaints with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that are part of the multidistrict litigation until any renewed motions to dismiss the amended complaints are resolved. On April 19, 2007, plaintiffs sought an additional 30 days in which to file amended complaints, and on April 23, 2007, the Court gave plaintiffs an additional 15 days. Accordingly, plaintiffs' amended complaints are due on May 22, 2007.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   A number of complaints making allegations similar to those in the Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multidistrict litigation. The AIG defendants have also sought to have state court actions making similar allegations stayed pending resolution of the multidistrict litigation.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC is appealing the class certification ruling and is seeking an appeal from the jurisdictional ruling. AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   The Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

B. Asbestos and Environmental Reserves

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claim loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claim development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

   The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi-peril liability insurance, or by assumption of reinsurance within these lines of business.

   The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   A reconciliation of the Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the years ended December 31, 2006 and 2005, gross and net of reinsurance credits, is set forth below:

                                               Asbestos Losses     Environmental Losses
                                           ----------------------  ------------------
                                              2006        2005       2006       2005
                                           ----------  ----------  --------   --------
Direct:
Loss and LAE reserves, beginning of period $1,148,049  $  731,546  $304,714   $271,161

   Incurred losses and LAE                    168,760     517,176   (80,032)    66,554

   Calendar year paid losses and LAE         (157,664)   (100,673)  (36,388)   (33,001)
                                           ----------  ----------  --------   --------
Loss and LAE reserves, As of December 31,  $1,159,145  $1,148,049  $188,294   $304,714
                                           ==========  ==========  ========   ========
Assumed:
Loss and LAE reserves, beginning of period $  102,810  $   95,171  $  6,926   $  6,994

   Incurred losses and LAE                     15,128      15,540    (1,543)       876

   Calendar year paid losses and LAE          (15,187)     (7,901)     (160)      (944)
                                           ----------  ----------  --------   --------
Loss and LAE reserves, as of December 31,  $  102,751  $  102,810  $  5,223   $  6,926
                                           ==========  ==========  ========   ========
Net of Reinsurance:
Loss and LAE reserves, beginning of period $  547,037  $  367,609  $142,476   $149,915

   Incurred losses and LAE                     88,346     220,900   (23,564)    17,322

   Calendar year paid losses and LAE          (72,661)    (41,472)  (21,579)   (24,761)
                                           ----------  ----------  --------   --------
Loss and LAE Reserves, as of December 31,  $  562,722  $  547,037  $ 97,333   $142,476
                                           ==========  ==========  ========   ========

   Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2006 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases

   The Company is the lessee for the office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through July 14, 2014. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. In 2006 and 2005, the total lease expense was $42,200 and $30,200, respectively.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   At January 1, 2007, the minimum aggregate annual rental commitments are as follows:

   --------------------------------------------------------------------------
   2007                                                              $ 41,800
   2008                                                                39,700
   2009                                                                33,100
   2010                                                                29,500
   2011                                                                28,700
   Thereafter                                                          72,100
                                                                     --------
   Total minimum lease payments                                      $244,900
                                                                     ========

   Certain rental commitments have renewal options extending through the year 2035. Some of these renewals are subject to adjustments in future periods.

   The Company is not involved in any material sales - leaseback transactions.

D. Other Contingencies

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2006, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2006 the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $824,581 and included unrecorded loss contingencies of $800,212.

   The Company has entered into a credit agreement with its Ultimate Parent, whereby the Company may loan, subject to contractually agreed interest rates, up to a maximum of $310,000. As of December 31, 2006, the Company had no outstanding loan balances due from its Ultimate Parent related to this credit arrangement.

   The Company has committed to make loans to its affiliate, National Union Fire Insurance of Vermont, up to but not exceeding $120,000. The commitment will terminate on December 31, 2007.

   During 2006, the Company terminated its commitment to make loans to its affiliate, Audubon Insurance Company, up to but not exceeding $100,000.

   As part of its private equity portfolio investment, as of December 31, 2006, the Company may be called upon for an additional capital investment of up to $408,340. The Company expects only a small portion of this additional capital will be called upon during 2007.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   The Company has committed to provide (Pounds)50,000 pounds sterling in capital to a Lloyds Syndicate. The Company accrued a loss of (Pounds)4,500 pounds sterling ($8,300) at December 31, 2006.

   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A. September 11, 2001 Events

   As of December 31, 2006 and 2005, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

   As of December 31,                                      2006       2005
   ------------------                                   ---------  ---------
   Gross of reinsurance                                 $ 473,083  $ 473,083

   Ceded reinsurance                                     (408,188)  (408,188)
                                                        ---------  ---------
   Net of Reinsurance                                   $  64,895  $  64,895
                                                        =========  =========

   All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B. Other

   The Company underwrites a significant concentration of its direct business with brokers.

   As of December 31, 2006 and 2005, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $4,046,600 and $3,900,000, respectively. As of December 31, 2006 and 2005, the amount billed and recoverable on paid claims was $351,408 and $419,472, respectively, of which $20,800 and $17,600, respectively, were non-admitted.

   The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2006 and 2005, policyholder dividends amounted to $1,419 and $20, respectively, and were reported as Other Gains in the accompanying statements of income.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   As of December 31, 2006 and 2005, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

   As of December 31,                                      2006       2005
   ------------------                                   ---------  ---------
   Guaranty funds receivable or on deposit              $  19,232  $  21,216
   Loss funds on deposit                                   88,957     65,975
   Outstanding loss drafts - suspense accounts            517,019    627,806
   Accrued recoverables                                     4,952      7,157
   Other assets                                            (5,469)   (27,065)
   Allowance for Doubtful Accounts                       (453,070)  (471,565)
                                                        ---------  ---------
      Total Other Admitted Assets                       $ 171,621  $ 223,524
                                                        =========  =========

   Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payments in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2006, the Company's liability for insolvency assessments amounted to $32,700, with a related asset for premium tax credits of $19,200. Of the amount accrued, the Company expects to pay approximately $13,500 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,700 of premium tax offset credits and the associated liability in years two through five. The remaining $6,500 will be realized between years five and ten.

   The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2006 and 2005, the Company had established an allowance for doubtful accounts of $453,070 and $471,565, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

   During 2005, the Company recorded $153,838 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $208,106 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                          DECEMBER 31, 2006 AND 2005

                                (000'S OMITTED)

   As of December 31, 2006 and 2005, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

   As of December 31,                                       2006      2005
   ------------------                                     --------  --------
   Accrued retrospective premiums                         $ 81,279  $ 53,436
   Remittances not allocated                                39,309        --
   Loss clearing                                            12,841        --
   Deferred commission earnings                             10,596    39,887
   Amounts withheld or retained by company for account
     of others                                               4,434     8,228
   Retroactive reserve payable                             (15,684)  (12,848)
   Other liabilities, includes suspense accounts,
     experience account balances and certain accruals      162,859   113,609
                                                          --------  --------
      Total Other Liabilities                             $295,634  $202,312
                                                          ========  ========

NOTE 14 - SUBSEQUENT EVENT

On January 24, 2007, the Company's Ultimate Parent announced that it had submitted a letter to the board of directors of 21st Century Insurance Group (21st Century) proposing to acquire the outstanding 38.1% publicly held shares of 21st Century for $19.75 per share in cash. The Ultimate Parent and its subsidiaries own approximately 61.9% of the outstanding shares of 21st Century, including 33.1% of the outstanding shares that are owned by the Company. The aggregate cash consideration payable by the Ultimate Parent would be approximately $690 million. Following the transaction, the Ultimate Parent and its subsidiaries will own 100% of 21st Century.

In February 2007, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's total adjusted capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2006 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2006 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2005 surplus position.

Subject to regulatory approval, AIP will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

On March 30, 2007, the Company paid a dividend of $500,000 to its Parent, AIG Commercial Insurance Group, Inc.

                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements.

     (1) Audited Financial Statements of Variable Account A of American International Life Assurance Company of New York for the year ended December 31, 2006 are included in Part B of the registration statement.

     (2) Audited Financial Statements of American International Life Assurance Company of New York for the years ended December 31, 2006, 2005 and 2004 are included in Part B of the registration statement.

     (3) The statutory statement of admitted assets, liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, Pa. as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2006 are included in Part B of the registration statement.

(b)  Exhibits.

     (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

     (2)           N/A

     (3)(a) Distribution Agreement between American International Life Assurance Company of New York and American General Equity Services Corporation, effective May 1, 2003. (8)

     (3)(b)        Form of Selling Group Agreement. (11)

     (4)(a) Form of Individual Variable Annuity Single Purchase Payment Policy (45649-4/87). (1)

     (4)(b)        Form of Individual Variable Annuity Policy (21VAN0896NY). (1)

     (4)(c)        Form of Group Variable Annuity Policy (21GVAN897NY). (1)

     (4)(d)        Form of Variable Annuity Certificate of
                   Coverage(26GVAN897NY). (1)

     (4)(e)        Form of Group Immediate Variable Annuity Contract
                   (21GVIA1000). (2)

     (4)(f) Form of Individual Variable Annuity Policy (26GVIA1000) and Certificate Schedule. (2)

     (4)(g)        Form of Group Variable Annuity Group Contract (21GVAN999).
                   (3)

     (4)(h)        Form of Variable Annuity Certificate of Coverage
                   (26GVAN999NY). (3)

     (4)(i) Form of Immediate Variable Annuity Certificate of Coverage and Contract (26GVIA1000). (5)

     (4)(j) Form of Variable Annuity Certificate of Coverage and Contract (26GNSVAN800). (4)

     (4)(k) Form of Endorsement - Initial Allocation of Net Single Premium (No. 26GVMM403). (10)

     (4)(l) Form of Single Premium Group Immediate Variable Annuity Nonparticipating Contract, Form No. 21GVIA1000. (13)

     (4)(m) Form of Single Premium Immediate Variable Annuity Nonparticipating Certificate of Coverage, Form
                   No. 26GVIA1000. (13)

     (4)(n)        Form of Certificate Schedule, Form No. 14EGAN403. (13)

     (4)(o) Form of Single Premium Group Immediate Variable Annuity Contract, Form No. 26GVIA1000. (19)

     (4)(p)        Form of Endorsement Cancellation Option, Form
                   No. 26GVCO403-Rev(11/05). (19)

     (5)(a)        Form of Single Premium Variable Annuity Application (52971
                   11/96). (1)

     (5)(b)        Form of Group Variable Annuity Application (24GVAN897). (1)

     (5)(c) Form of Variable Annuity Enrollment Form, AGE, (24GVIA1000 rev041906) (17)

     (5)(d) Form of Variable Annuity Enrollment Form, RET, (24GVIA1000 rev041906) (17)

     (6)(a) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

     (6)(b) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

     (6)(c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

     (6)(d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

     (6)(e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

     (6)(f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

     (6)(g) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (8)

     (7)(a) Reinsurance Agreement between American International Life Assurance Company and Swiss Re Life Company America. (20)

     (8)(a) Form of Fund Participation Agreement between American International Life Assurance Company of New York and Alliance Global Investor Services, Inc. dated February, 2002. (6)

     (8)(b) Form of Business Agreement between American International Life Assurance Company of New York and American Funds Distributors, Inc. dated February, 2002. (6)

     (8)(c) Form of Participation Agreement between American International Life Assurance Company of New York and MFS Fund Distributors, Inc. dated February, 2002. (6)

     (8)(d)(i) Form of Participation Agreement between American International Life Assurance Company of New York and Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd, dated May 15, 1998. (5)

     (8)(d)(ii) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management, Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and American International Life Assurance Company of New York, dated October 1, 2001. (8)

     (8)(e) Form of Participation Agreement between American International Life Assurance Company of New York and Oppenheimer Funds Distributor, Inc. dated February, 2002. (6)

     (8)(f) Form of Participation Agreement between American International Life Assurance Company of New York and Putnam Retail management, L.P. dated February, 2002. (6)

     (8)(g)(i) Form of Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. dated December 27, 2001. (5)

     (8)(g)(ii) Form of Addendum to Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. (9)

     (8)(g)(iii) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York. (9)

     (8)(h) Form of SEC Rule 22c-2 Information Sharing Agreement between AllianceBernstein and American International Life Assurance Company of New York. (20)

     (8)(i) Form of SEC Rule 22c-2 Information Sharing Agreement between American Funds and American International Life Assurance Company of New York. (Filed herewith)

     (8)(j) Form of SEC Rule 22c-2 Information Sharing Agreement between MFS and American International Life Assurance Company of New York. (Filed herewith)

     (8)(k) Form of SEC Rule 22c-2 Information Sharing Agreement between Oppenheimer and American International Life Assurance Company of New York. (Filed herewith)

     (8)(l) Form of SEC Rule 22c-2 Information Sharing Agreement between Putnam and American International Life Assurance Company of New York. (Filed herewith)

     (8)(m) Form of SEC Rule 22c-2 Information Sharing Agreement between UIF Morgan Stanley and American International Life Assurance Company of New York. (20)

     (8)(n) Form of SEC Rule 22c-2 Information Sharing Agreement between Vanguard and American International Life Assurance Company of New York. (20)

     (8)(o)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (8)

     (8)(o)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated May 21, 1975. (8)

     (8)(o)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975. (8)

     (8)(o)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (8)

     (8)(o)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002.
                   (8)

     (8)(o)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002.
                   (11)

     (8)(o)(vii) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (12)

     (8)(p) General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of American International Life Assurance Company of New York. (14)

     (8)(q) AIG Support Agreement between American International Life Assurance Company of New York and American International Group, Inc. (14)

     (9)(a) Opinion and Consent of Counsel, Kenneth D. Walma, for American International Life Assurance Company of New York, dated May 1, 2002. (7)

     (9)(b) Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (15)

     (9)(c) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (15)

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP. (Filed herewith)

     (11)          N/A

     (12)          N/A

     (13)(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa. (16)

     (13)(b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by John Quinlan Doyle, Director and President, and Neil Anthony Faulkner, Director, and David Neil Fields, Director, of National Union Fire Insurance Company of Pittsburgh, Pa. (18)

--------
(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File No. 33-39170) of Variable Account A of American International Life Assurance Company of New York filed on October 27, 1998.

(2) Incorporated by reference to Registrant's Registration Statement to N-4 (File No. 33-63412) of Variable Account A of American International Life Assurance Company of New York filed on June 20, 2001.

(3) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63730) of Variable Account A of American International Life Assurance Company of New York filed on June 25, 2001.

(4) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-67866) of Variable Account A of American International Life Assurance Company of New York filed on August 17, 2001.

(5) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on December 28, 2001.

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on February 13, 2002.

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on May 1, 2002.

(8) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on April 25, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 25, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on October 17, 2003.

(11) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 27, 2004.

(12) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 2, 2005.

(13) Incorporated by reference to the initial filing of Form N-4 Registration Statement (File No. 333-108724) of Variable Account A of American International Life Assurance Company of New York filed on September 12, 2003.

(14) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on August 12, 2005.

(15) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on October 24, 2005.

(16) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on
     March 24, 2006.

(17) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on May 1, 2006.

(18) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on
     June 22, 2006.

(19) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on
     July 13, 2006.

(20) Incorporated by reference to Post-Effective Amendment No. 16 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 1, 2007.

Item 25. Directors and Officers of the Depositor

Name and Principal       Positions and Offices with Depositor
Business Address         American International Life Assurance Company of New York
------------------       ---------------------------------------------------------
Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff      Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz           Director
830 Third Avenue
New York, NY 10022

Patrick J. Foley         Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Mary Jane B. Fortin      Director, Executive Vice President and Chief
2929 Allen Parkway       Financial Officer
Houston, TX 77019

Cecil C. Gamwell, III    Director
419 W. Beach Rd.
Charleston, RI 02813

Jack R. Harnes           Director
70 Pine Street
New York, NY 10270

David L. Herzog          Director
70 Pine Street
New York, NY 10270

Richard A. Hollar        Director, Chairman-Life Profit Center & Independent
750 West Virginia Street Distribution and Chief Executive Officer-Life Profit
Milwaukee, WI 53204      Center & Independent Distribution

Name and Principal           Positions and Offices with Depositor
Business Address             American International Life Assurance Company of New York
------------------           ----------------------------------------------------------
John I. Howell               Director
Indian Rock Corp.
263 Glenville Rd., 2nd Floor
Greenwich, CT 06831

David W. O'Leary             Director, President-Specialty Markets Group and Chief
2929 Allen Parkway           Executive Officer-Specialty Markets Group
Houston, TX 77019

Gary D. Reddick              Director
2929 Allen Parkway
Houston, TX 77019

Christopher J. Swift         Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley             Director, President-AIG Benefit Solutions Profit Center,
2929 Allen Parkway           Chief Executive Officer-AIG Benefit Solutions Profit
Houston, TX 77019            Center and Chairman-AIG Benefit Solutions Profit Center

Matthew Winter               Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Thomas L. Booker             President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II          President-Independent Distribution
2929 Allen Parkway
Houston, TX 77019

Richard C. Schuettner        President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

James P. Steele              President-Structured Settlements
205 E. 10th Avenue
Amarillo, TX 79101

Name and Principal    Positions and Offices with Depositor
Business Address      American International Life Assurance Company of New York
------------------    ---------------------------------------------------------
Don Ward              President-Financial Institution Marketing Group
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong    Executive Vice President-AIG Benefit Solutions & AIG
3600 Route 66         Financial Institution Solutions Profit Center
Neptune, NJ
07754-1580

Rodney N. Hook        Executive Vice President-AIG Benefit Solutions Profit
3600 Route 66         Center and Chief Risk Officer-AIG Benefit Solutions
Neptune, NJ 07754     Profit Center

Gary Parker           Executive Vice President and Chief Product Officer
2929 Allen parkway
Houston, TX 77019

Dan E. Trudan         Executive Vice President-Individual Product Operations
2929 Allen Parkway
Houston, TX 77019

Steven D. Anderson    Chief Financial Officer-Life Profit Center and Senior
2727 Allen Parkway    Vice President-Life Profit Center
Houston, TX 77019

Erik A. Baden         Senior Vice President-Strategic Marketing and Business
2929 Allen Parkway    Development
Houston, TX 77019

Wayne A. Barnard      Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein   Senior Vice President and Chief and Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi      Senior Vice President
3600 Route 66
Neptune, NJ
07754-1580

Name and Principal     Positions and Offices with Depositor
Business Address       American International Life Assurance Company of New York
------------------     ---------------------------------------------------------
Jeffrey H. Carlson     Senior Vice President and Chief Information Officer
2727-A Allen Parkway
Houston, TX 77019

James A. Galli         Senior Vice President
830 Third Avenue
New York, NY 10022

Robert M. Goldbloom    Senior Vice President-Terminal Funding Annuities
70 Pine Street
New York, NY 10270

William F. Guterding   Senior Vice President and Chief Underwriting Officer
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr. Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel      Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings       Senior Vice President, General Counsel and Chief
2929 Allen Parkway     Compliance Officer
Houston, TX 77019

Althea R. Johnson      Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Frank A. Kophamel      Senior Vice President-Group Benefits & Financial
3600 Route 66          Institutions and Chief Financial Officer-Group Benefits
Neptune, NJ 07754-1580 & Financial Institutions

Name and Principal    Positions and Offices with Depositor
Business Address      American International Life Assurance Company of New York
------------------    ---------------------------------------------------------
Simon J. Leech        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire       Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo      Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien   Senior Vice President, Chief Marketing
2727 Allen Parkway    Officer-Independent Agency Group
Houston, TX 77019

William J. Packer     Senior Vice President
3600 Route 66
Neptune, NJ 07754

Barry Pelleterri      Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Robert E. Steele      Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Michael W. Witwer     Senior Vice President
3600 Route 66
Neptune, NJ 07754

Edward F. Bacon       Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal     Positions and Offices with Depositor
Business Address       American International Life Assurance Company of New York
------------------     ---------------------------------------------------------
Joan M. Bartel         Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski    Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen      Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Brady         Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman   Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Robert W. Busby        Vice President
3600 Route 66
Neptune, NJ 07754-1580

David W. Butterfield   Vice President
3600 Route 66
Neptune, NJ 07754

Joseph S. Cella        Vice President
70 Pine Street
New York, NY 10270

Mark E. Childs         Vice President
2727 Allen Parkway
Houston, TX 77019

James Cortiglia        Vice President
3600 Route 66
Neptune, NJ 07754

Steven A. Dmytrack     Vice President
2929 Allen Parkway
Houston, TX 77019

Name and Principal       Positions and Offices with Depositor
Business Address         American International Life Assurance Company of New York
------------------       ---------------------------------------------------------
Douglas M. Donnenfield   Vice President
750 West Virginia Street
Milwaukee, WI 53204

Donna F. Fahey           Vice President
3600 Route 66
Neptune, NJ 07754-1580

Farideh N. Farrokhi      Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick     Vice President and Real Estate Investment Officer
70 Pine Street
New York, NY 10270

Richard L. Gravette      Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer     Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Joel H. Hammer           Vice President
70 Pine Street
New York, NY 10270

Keith C. Honig           Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

Karen M. Isaacs          Vice President
3600 Route 66
Neptune, NJ 07754

Gary J. Kleinman         Vice President and Real Estate Investment Officer
70 Pine Street
New York, NY 10270

Name and Principal             Positions and Offices with Depositor
Business Address               American International Life Assurance Company of New York
------------------             ---------------------------------------------------------
Randy J. Marash                Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                  Vice President, Real Estate Investment Officer and
2929 Allen Parkway             Assistant Secretary
Houston, TX 77019

Richard D. McFarland           Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard A. Mercante            Vice President
175 Water Street
New York, NY 10038

Rick Niu                       Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Deanna Osmonson                Vice President and Chief Privacy Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.           Vice President, Real Estate Investment Officer and
2929 Allen Parkway             Assistant Secretary
Houston, TX 77019

Rodney E. Rishel               Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Walter J. Rudecki, Jr.         Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben             Vice President
1 Franklin Square
Springfield, IL 62713

Name and Principal    Positions and Offices with Depositor
Business Address      American International Life Assurance Company of New York
------------------    ---------------------------------------------------------
Richard W. Scott      Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

T. Clay Spires        Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Dale Stewart          Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

Veronica Torralba     Vice President
2929 Allen Parkway
Houston, TX 77019

Richard P. Vegh       Vice President
3600 Route 66
Neptune, NJ 07754

Ronald Williams       Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck     Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 26. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-07-003026, filed March 1, 2007.

                              Subsidiaries of AIG

                                                                   Percentage
                                                                    of Voting
                                                                   Securities
                                                  Jurisdiction of     held by
                                                    Incorporation   Immediate
                                                  or Organization Parent/(1)/
                                                  --------------- -----------
American International Group, Inc./(2)/                 Delaware          /(3)/
   AIG Capital Corporation                              Delaware       100
     AIG Capital India Private Limited                     India        99/(4)/
       AIG Global Asset Management
         Company (India) Private Limited                   India        99/(5)/
     AIG Consumer Finance Group, Inc.                   Delaware       100
       AIG Bank Polska S.A.                               Poland     99.92
       AIG Credit S.A.                                    Poland       100
       Compania Financiera Argentina S.A.              Argentina       100
     AIG Equipment Finance Holdings, Inc.               Delaware       100
       AIG Commercial Equipment Finance,
         Inc.                                           Delaware       100
         AIG Commercial Equipment Finance
          Company Canada                                  Canada       100
       AIG Rail Services, Inc.                          Delaware       100
     AIG Finance Holdings, Inc.                         New York       100
       AIG Finance (Hong Kong) Limited                 Hong Kong       100
     AIG Global Asset Management Holdings
       Corp.                                            Delaware       100
       AIG Asset Management Services, Inc.              Delaware       100
         Brazos Capital Management, L.P.                Delaware       100
       AIG Capital Partners, Inc.                       Delaware       100
       AIG Equity Sales Corp.                           New York       100
       AIG Global Investment Corp.                    New Jersey       100
       AIG Securities Lending Corp.                     Delaware       100
     AIG Global Real Estate Investment
       Corp.                                            Delaware       100
     International Lease Finance
       Corporation                                    California      67.2/(6)/
   AIG Credit Corp.                                     Delaware       100
     A.I. Credit Consumer Discount Corp.            Pennsylvania       100
     A.I. Credit Corp.                             New Hampshire       100
     AICCO, Inc.                                        Delaware       100
     AICCO, Inc.                                      California       100
     AIG Credit Corp. of Canada                           Canada       100
     Imperial Premium Funding, Inc.                     Delaware       100
   AIG Egypt Insurance Company, S.A.E.                     Egypt     89.98
   AIG Federal Savings Bank                                  USA       100
   AIG Financial Advisor Services, Inc.                 Delaware       100
     AIG Financial Advisor Services
       (Europe), S.A.                                 Luxembourg       100
   AIG Financial Products Corp.                         Delaware       100
     AIG Matched Funding Corp.                          Delaware       100
     Banque AIG                                           France        90/(7)/
   AIG Funding, Inc.                                    Delaware       100
   AIG Global Trade & Political Risk
     Insurance Company                                New Jersey       100
   AIG Israel Insurance Company Ltd.                      Israel       100
   AIG Life Holdings (International) LLC                Delaware       100
     AIG Star Life Insurance Co., Ltd.                     Japan       100

                              Subsidiaries of AIG

                                                                           Percentage
                                                                            of Voting
                                                                           Securities
                                                          Jurisdiction of     held by
                                                            Incorporation   Immediate
                                                          or Organization Parent/(1)/
                                                          --------------- -----------
  American International Reinsurance Company, Ltd.               Bermuda      100
   AIG Life Edison Insurance Company                               Japan       90/(8)/
   American International Assurance Company,
     Limited                                                   Hong Kong      100
   American International Assurance Company
     (Australia) Limited                                       Australia      100
   American International Assurance Company
     (Bermuda) Limited                                           Bermuda      100
     American International Assurance Co.
       (Vietnam) Limited                                         Vietnam      100
     Tata AIG Life Insurance Company Limited                       India       26
   Nan Shan Life Insurance Company, Ltd.                          Taiwan       95
  AIG Life Insurance Company                                    Delaware       79/(9)/
  AIG Life Insurance Company of Puerto Rico                  Puerto Rico      100
  AIG Life Insurance Company (Switzerland) Ltd.              Switzerland      100
  AIG Liquidity Corp.                                           Delaware      100
  AIG Private Bank Ltd.                                      Switzerland      100
  AIG Property Casualty Insurance Group, Inc.                   Delaware      100
   AIG Commercial Insurance Group, Inc.                         Delaware      100
     AIG Aviation, Inc.                                          Georgia      100
     AIG Casualty Company                                   Pennsylvania      100
  AIG Risk Management, Inc.                                     New York      100
     AIU Insurance Company                                      New York       52/(10)/
     American Home Assurance Company                            New York      100
       AIG Domestic Claims, Inc.                                Delaware       50/(11)/
       AIG Hawaii Insurance Company                               Hawaii      100
         American Pacific Insurance Company                       Hawaii      100
       American International Insurance Company                 New York      50 /(12)/
         AIG Advantage Insurance Company                       Minnesota      100
         American International Insurance Company
          of California                                       California      100
         American International Insurance Company
          of New Jersey                                       New Jersey      100
       American International Realty Corp.                      Delaware     31.5/(13)/
       Pine Street Real Estate Holdings Corp.              New Hampshire     31.4/(14)/
       Transatlantic Holdings, Inc.                             Delaware     33.3/(15)/
         Transatlantic Reinsurance Company                      New York      100
          Putnam Reinsurance Company                            New York      100
          Trans Re Zurich                                    Switzerland      100
     American International Surplus Lines Agency,
       Inc.                                                   New Jersey      100
     Audubon Insurance Company                                 Louisiana      100
       Agency Management Corporation                           Louisiana      100
         The Gulf Agency, Inc.                                   Alabama      100
       Audubon Indemnity Company                             Mississippi      100
     Commerce and Industry Insurance Company                    New York      100
     Commerce and Industry Insurance Company of
       Canada                                                     Canada      100
     The Insurance Company of the State of
       Pennsylvania                                         Pennsylvania      100
     Landmark Insurance Company                               California      100
     National Union Fire Insurance Company of
       Pittsburgh, Pa                                       Pennsylvania      100
       American International Specialty Lines
         Insurance Company                                        Alaska       70/(16)/
       Lexington Insurance Company                              Delaware       70/(17)/

                              Subsidiaries of AIG

                                                                                Percentage
                                                                                 of Voting
                                                                                Securities
                                                               Jurisdiction of     held by
                                                                 Incorporation   Immediate
                                                               or Organization Parent/(1)/
                                                               --------------- -----------
         AIG Centennial Insurance Company                        Pennsylvania      100
         AIG Auto Insurance Company of New Jersey                  New Jersey      100
         AIG Preferred Insurance Company                         Pennsylvania      100
         AIG Premier Insurance Company                           Pennsylvania      100
          AIG Indemnity Insurance Company                        Pennsylvania      100
         JI Accident & Fire Insurance Co. Ltd.                          Japan       50
       National Union Fire Insurance Company of
         Louisiana                                                  Louisiana      100
       National Union Fire Insurance Company of Vermont               Vermont      100
       21st Century Insurance Group                                California     33.0/(18)/
         21st Century Casualty Company                             California      100
         21st Century Insurance Company                            California      100
         21st Century Insurance Company of the
          Southwest                                                     Texas      100
       Starr Excess Liability Insurance Company, Ltd.                Delaware      100
         Starr Liability Insurance International Ltd.                 Ireland      100
     New Hampshire Insurance Company                             Pennsylvania      100
       AI Network Corporation                                        Delaware      100
       AIG Europe, S.A.                                                France     70.4/(19)/
       American International Pacific Insurance Company              Colorado      100
       American International South Insurance Company            Pennsylvania      100
       Granite State Insurance Company                           Pennsylvania      100
       Illinois National Insurance Co.                               Illinois      100
       New Hampshire Indemnity Company, Inc.                     Pennsylvania      100
         AIG National Insurance Company, Inc.                        New York      100
       New Hampshire Insurance Services, Inc.                   New Hampshire      100
     Risk Specialists Companies, Inc.                                Delaware      100
   AIG Marketing, Inc.                                               Delaware      100
   American International Insurance Company of Delaware              Delaware      100
   Hawaii Insurance Consultants, Inc.                                  Hawaii      100
  AIG Retirement Services, Inc.                                      Delaware      100
   SunAmerica Life Insurance Company                                  Arizona      100
     SunAmerica Investments, Inc.                                     Georgia       70/(20)/
       AIG Advisor Group, Inc.                                       Maryland      100
         Advantage Capital Corporation                               New York      100
         American General Securities Incorporated                       Texas      100
         FSC Securities Corporation                                  Delaware      100
         Royal Alliance Associates, Inc.                             Delaware      100
         SunAmerica Securities, Inc.                                 Delaware      100
       AIG SunAmerica Life Assurance Company                          Arizona      100
         AIG SunAmerica Asset Management Corp.                       Delaware      100
       AIG SunAmerica Capital Services, Inc.                         Delaware      100
     First SunAmerica Life Insurance Company                         New York      100
   AIG Technologies, Inc.                                       New Hampshire      100
   AIG Trading Group, Inc.                                           Delaware      100
     AIG International, Inc.                                         Delaware      100
   AIGTI, Inc.                                                       Delaware      100

                              Subsidiaries of AIG

                                                                             Percentage
                                                                              of Voting
                                                                             Securities
                                                            Jurisdiction of     held by
                                                              Incorporation   Immediate
                                                            or Organization Parent/(1)/
                                                            --------------- -----------
  AIU Holdings, LLC                                               Delaware      100
   AIG Central Europe & CIS Insurance Holdings
     Corporation                                                  Delaware      100
     AIG Bulgaria Insurance and Reinsurance Company EAD           Bulgaria      100
     AIG Czech Republic pojistovna, as                      Czech Republic      100
     AIG Kazakhstan Insurance Company, S.A.                     Kazakhstan     88.8
   AIG Memsa, Inc.                                                Delaware      100
     AIG Hayleys Investment Holdings (Private) Ltd.              Sri Lanka       80
       Hayleys AIG Insurance Company, Ltd.                       Sri Lanka      100
     AIG Iraq                                                     Delaware      100
     AIG Lebanon, S.A.L                                            Lebanon      100
     AIG Libya, Inc.                                                 Libya      100
     AIG Sigora A.S                                                 Turkey      100
     Tata AIG General Insurance Company Limited                      India       26
   AIU Africa Holdings, Inc.                                      Delaware      100
     AIG Kenya Insurance Company, Limited                            Kenya      100
  AIU North America, Inc.                                         New York      100
  American General Corporation                                       Texas      100
   AGC Life Insurance Company                                     Missouri      100
     AIG Life Holdings (Canada), ULC                                Canada      100
     AIG Assurance Canada                                           Canada      100
     AIG Life Insurance Company of Canada                           Canada      100
     AIG Life of Bermuda, Ltd.                                     Bermuda      100
     American General Life and Accident Insurance
       Company                                                   Tennessee      100
     American General Life Insurance Company                         Texas      100
     AIG Annuity Insurance Company                                   Texas      100
     AIG Enterprise Services, LLC                                 Delaware      100
     American General Annuity Service Corporation                    Texas      100
     American General Life Companies, LLC                         Delaware      100
     American General Property Insurance Company                 Tennessee     51.8/(21)/
       American General Property Insurance Company of
         Florida                                                   Florida      100
     The United State Life Insurance Company in the
       City of New York                                           New York      100
     The Variable Annuity Life Insurance Company                     Texas      100
       VALIC Retirement Services Company                             Texas      100
  American General Assurance Company                              Illinois      100
   American General Indemnity Company                             Illinois      100
  American General Bancassurance Services, Inc.                   Illinois      100
  American General Finance, Inc.                                   Indiana      100
   American General Auto Finance, Inc.                            Delaware      100
   American General Finance Corporation                            Indiana      100
     Merit Life Insurance Co.                                      Indiana      100
     MorEquity, Inc.                                                Nevada      100
       Wilmington Finance, Inc.                                   Delaware      100
     Yosemite Insurance Company                                    Indiana      100
       CommoLoCo, Inc.                                         Puerto Rico      100
   American General Financial Services of Alabama, Inc.           Delaware      100

                              Subsidiaries of AIG

                                                                                Percentage
                                                                                 of Voting
                                                                                Securities
                                                               Jurisdiction of     held by
                                                                 Incorporation   Immediate
                                                               or Organization Parent/(1)/
                                                               --------------- -----------
     American General Investment Management Corporation             Delaware        100
     American General Realty Investment Corporation                    Texas        100
     Knickerbocker Corporation                                         Texas        100
   American International Life Assurance Company of
     New York                                                       New York       77.5/(22)/
   American International Underwriters Corporation                  New York        100
   American International Underwriters Overseas, Ltd.                Bermuda        100
     A.I.G. Colombia Seguros Generales S.A.                         Colombia        100
     AIG Brasil Companhia de Seguros                                  Brazil         50
     AIG Direct Marketing Company Ltd.                                Taiwan        100
       Central Insurance Company Limited                              Taiwan        100
     AIG Europe (Ireland) Limited                                    Ireland        100
     AIG Europe (UK) Limited                                         England        100
     AIG General Insurance (Thailand) Company Limited               Thailand        100
     AIG General Insurance (Vietnam) Company Limited                 Vietnam        100
     AIG MEMSA Insurance Company Ltd.                            United Arab        100
     AIG Takaful B.S.C.                                              Bahrain        100
     American International Insurance Company of
       Puerto Rico                                               Puerto Rico        100
     American International Underwriters GmBH                        Germany        100
     La Meridional Compania Argentina de Seguros                   Argentina        100
     La Seguridad de Centroamerica Compania de Seguros
       S.A.                                                        Guatemala        100
     Richmond Insurance Company Limited                              Bermuda        100
     Underwriters Adjustment Company                                  Panama        100
   American Life Insurance Company                                  Delaware        100
     AIG Life (Bulgaria) Z.D.A.D.                                   Bulgaria        100
     ALICO, S.A.                                                      France        100
     First American Polish Life Insurance and
       Reinsurance Company, S.A.                                      Poland        100
     Inversiones Interamericana S.A. (Chile)                           Chile        100
     Pharaonic American Life Insurance Company                         Egypt      71.63
     Unibanco AIG Seguros S.A.                                        Brazil       47.8/(23)/
   American Security Life Insurance Company, Ltd.               Lichtenstein        100
   Delaware American Life Insurance Company                         Delaware        100
   HSB Group, Inc.                                                  Delaware        100
     The Hartford Steam Boiler Inspection and
       Insurance Company                                         Connecticut        100
       The Hartford Steam Boiler Inspection and
         Insurance Company of Connecticut                        Connecticut        100
       HSB Engineering Insurance Limited                             England        100
         The Boiler Inspection and Insurance Company
          of Canada                                                   Canada        100
   Mt. Mansfield Company, Inc.                                       Vermont        100
   The Philippine American Life and General Insurance
     Company                                                     Philippines       99.7
     Pacific Union Assurance Company                              California        100
     Philam Equitable Life Assurance Company, Inc.               Philippines       95.3
     Philam Insurance Company, Inc.                              Philippines        100
   United Guaranty Corporation                                         North
                                                                    Carolina       36.3/(24)/
     A.I.G. Mortgage Holdings Israel, Ltd.                            Israel      82.12
       E.M.I.-Ezer Mortgage Insurance Company, Limited                Israel        100
     AIG United Guaranty Agenzia DI Assicurazione S.R.L                Italy        100

                              Subsidiaries of AIG

                                                                           Percentage
                                                                            of Voting
                                                                           Securities
                                                          Jurisdiction of     held by
                                                            Incorporation   Immediate
                                                          or Organization Parent/(1)/
                                                          --------------- -----------
   AIG United Guaranty Insurance (Asia) Limited                Hong Kong      100
   AIG United Guaranty Re, Ltd.                                  Ireland      100
   United Guaranty Insurance Company                      North Carolina      100
   United Guaranty Mortgage Insurance Company             North Carolina      100
   United Guaranty Mortgage Insurance Company Canada              Canada      100
   United Guaranty Mortgage Insurance Company of North
     Carolina                                             North Carolina      100
   United Guaranty Partners Insurance Company                    Vermont       80
   United Guaranty Residential Insurance Company          North Carolina     75.0/(25)/
     United Guaranty Credit Insurance Company             North Carolina      100
     United Guaranty Insurance Company of North
       Carolina                                           North Carolina      100
     United Guaranty Mortgage Indemnity Company           NorthCarolina       100
   United Guaranty Residential Insurance Company of
     North Carolina                                       North Carolina      100
United Guaranty Services, Inc.                            North Carolina      100

--------
(1)  Percentages include directors' qualifying shares.
(2) All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(3) The common stock is owned approximately 14.1 percent by C.V. Starr & Co., Inc., Edward E. Matthews, Maurice R. and Corinne P. Greenberg Joint Tenancy Company, LLC, Starr International Company, Inc., The Maurice R. Greenberg and Corinne P. Greenberg Family Foundation, Inc. and the Universal Foundation, Inc.
(4)  Also owned 1 percent by AIG Global Investment Corp.
(5)  Also owned 1 percent by AIG Capital Corporation.
(6) Also owned 32.77 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(7)  Also owned 10 percent by AIG Matched Funding Corp.
(8)  Also owned 10 percent by a subsidiary of American Life Insurance Company.
(9)  Also owned 21 percent by Commerce and Industry Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of the Pittsburgh, Pa., and 8 percent by AIG Casualty Company.
(11) Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
(12) Also owned 25 percent by Commerce and Industry Insurance Company and
     25 percent by AIU Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned by 11 other AIG Subsidiaries.
(15) Also owned 25.85 percent by AIG.
(16) Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.
(17) Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.
(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19) 100 percent held together with AIG companies.
(20) Also owned 30 percent by AIG Retirement Services, Inc.
(21) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(22) Also owned 22.48 percent by American Home Assurance Company.
(23) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and 0.48 percent by American Home Assurance Company.
(24) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95% by New Hampshire Insurance Company and
     0.86 percent by The Insurance Company of the State of Pennsylvania.
(25) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American International Life Assurance Company of New York (Depositor).

Item 27. Number of Contract Owners

As of March 30, 2007, there was one (1) owner of contracts of the class covered by this registration statement, one (1) qualified contract and zero
(0) non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

American International Life Assurance Company of New York

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account B of American International Life Assurance Company of New York, which offers interests in variable life policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American International Life Assurance Company of New York affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal           Positions and Offices with Underwriter
Business Address             American General Equity Services Corporation
------------------           -------------------------------------------------
Matthew E. Winter            Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire              Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

David W. O'Leary             Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Larry Blews                  Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.       Vice President
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington            Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson           Vice President and Anti-Money Laundering
2727 Allen Parkway           Compliance Officer
Houston, TX 77019

T. Clay Spires               Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Name and Principal           Positions and Offices with Underwriter
Business Address             American General Equity Services Corporation
------------------           -------------------------------------------------
Sarah Hosker                 Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming              Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore             Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.

                      Net Underwriting
Name of Principal      Discounts and   Compensation On  Brokerage
Underwriter             Commissions      Redemption    Commissions Compensation
-----------------     ---------------- --------------- ----------- ------------
American General
Equity Services
Corporation                  0                0             0           0

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a) Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(b) Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of National Union in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of National Union, free of charge upon a policy owner's request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26)(e)(2)(A) of the Investment Company Act of 1940

American International Life Assurance Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American International Life Assurance Company of New York.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account A of American International Life Assurance Company of New York, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2007.

                                    VARIABLE ACCOUNT A OF AMERICAN INTERNATIONAL
                                    LIFE ASSURANCE COMPANY OF NEW
                                    YORK(Registrant)

                                    BY: AMERICAN INTERNATIONAL LIFE ASSURANCE
                                        COMPANY OF NEW YORK
                                        (On behalf of the Registrant and itself)

                                    BY: ROBERT F. HERBERT, JR.
                                        -----------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER AND
                                        CONTROLLER

                                    AIL - 1

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

Signature                      Title                          Date
---------                      -----                          ----
RODNEY O. MARTIN, JR.          Director and Chairman of the   April 30, 2007
-----------------------------  Board of Directors
RODNEY O. MARTIN, JR.

MATTHEW E. WINTER              Director, President and Chief  April 30, 2007
-----------------------------  Executive Officer
MATTHEW E. WINTER

MARY JANE B. FORTIN            Director, Executive Vice       April 30, 2007
-----------------------------  President and Chief Financial
MARY JANE B. FORTIN            Officer

M. BERNARD AIDINOFF            Director                       April 30, 2007
-----------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                 Director                       April 30, 2007
-----------------------------
DAVID J. DIETZ

PATRICK J. FOLEY               Director                       April 30, 2007
-----------------------------
PATRICK J. FOLEY

CECIL C. GAMWELL, III          Director                       April 30, 2007
-----------------------------
CECIL C. GAMWELL, III

                                    AIL - 2

Signature                      Title                          Date
---------                      -----                          ----
JACK R. HARNES                 Director                       April 30, 2007
-----------------------------
JACK R. HARNES

DAVID L. HERZOG                Director                       April 30, 2007
-----------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR              Director                       April 30, 2007
-----------------------------
RICHARD A. HOLLAR

JOHN I. HOWELL                 Director                       April 30, 2007
-----------------------------
JOHN I. HOWELL

DAVID W. O'LEARY               Director                       April 30, 2007
-----------------------------
DAVID W. O'LEARY

GARY D. REDDICK                Director                       April 30, 2007
-----------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT           Director                       April 30, 2007
-----------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY               Director                       April 30, 2007
-----------------------------
JAMES W. WEAKLEY

                                    AIL - 3

                                                                      333-63412
                                                                      811-04865

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of April, 2007.

                                    NATIONAL UNION FIRE INSURANCE COMPANY
                                    OF PITTSBURGH, PA.

                                    BY: ROBERT S. SCHIMEK
                                        ----------------------------------
                                        ROBERT S. SCHIMEK
                                        SENIOR VICE PRESIDENT AND TREASURER

   This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                      Title                          Date
---------                      -----                          ----
*KRISTIAN P. MOOR              Director and Chairman          April 30, 2007
-----------------------------
KRISTIAN P. MOOR

*JOHN Q. DOYLE                 Director and President         April 30, 2007
-----------------------------
JOHN Q. DOYLE

*ROBERT S. SCHIMEK             Director, Senior Vice          April 30, 2007
-----------------------------  President and Treasurer
ROBERT S. SCHIMEK

*M. BERNARD AIDINOFF           Director                       April 30, 2007
-----------------------------
M. BERNARD AIDINOFF

*CHARLES H. DANGELO            Director                       April 30, 2007
-----------------------------
CHARLES H. DANGELO

*NEIL ANTHONY FAULKNER         Director                       April 30, 2007
-----------------------------
NEIL ANTHONY FAULKNER

*DAVID NEIL FIELDS             Director                       April 30, 2007
-----------------------------
DAVID NEIL FIELDS

*DAVID L. HERZOG               Director                       April 30, 2007
-----------------------------
DAVID L. HERZOG

*ROBERT E. LEWIS               Director                       April 30, 2007
-----------------------------
ROBERT E. LEWIS

*WIN J. NEUGER                 Director                       April 30, 2007
-----------------------------
WIN J. NEUGER

*NICHOLAS S. TYLER             Director                       April 30, 2007
-----------------------------
NICHOLAS S. TYLER

*NICHOLAS C. WALSH             Director                       April 30, 2007
-----------------------------
NICHOLAS C. WALSH

* BY: ROBERT S. SCHIMEK
      -------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT
      (Exhibit (13)(b) to the Registration Statement)

                                 EXHIBIT INDEX

Item 24. Exhibits

     (8)(i) Form of SEC Rule 22c-2 Information Sharing Agreement between American Funds and American International Life Assurance Company of New York.

     (8)(j) Form of SEC Rule 22c-2 Information Sharing Agreement between MFS and American International Life Assurance Company of New York.

     (8)(k) Form of SEC Rule 22c-2 Information Sharing Agreement between Oppenheimer and American International Life Assurance Company of New York.

     (8)(l) Form of SEC Rule 22c-2 Information Sharing Agreement between Putnam and American International Life Assurance Company of New York.

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.


                                      E-1